MASSMUTUAL ASCEND LIFE INSURANCE COMPANY

Administrative Office: P.O. Box 5423, Cincinnati OH 45201-5423

Street Address: 191 Rosa Parks Street, Cincinnati OH 45202

Policy Administration: 1-800-789-6771

INDEX ACHIEVER ADVISORY ANNUITY

With Death Benefit Return of Premium Guarantee

PROSPECTUS DATED MAY 1, 2025

The Index Achiever Advisory® annuity is an Individual Index-linked Modified Single Premium Deferred Annuity contract issued by MassMutual Ascend Life Insurance Company (“MassMutual Ascend Life” or the “Company”). It provides that we will pay the Annuity Payout Benefit to you in exchange for your Purchase Payments. It also provides a Death Benefit that will never be less than the Death Benefit Return of Premium Guarantee.

The Contract is a modified single premium deferred annuity. This means we will accept Purchase Payments only during the Purchase Payment period, which ends two months after your Contract Effective Date.

A glossary of defined terms used herein can be found in the Special Terms section starting on page 4 of this prospectus.

The Contract is a complex investment and involves risk, including potential loss of principal and prior earnings. The Contract offers you the opportunity to allocate Purchase Payments to Crediting Strategies for 1-year, 3-year, or 6-year Terms. The Crediting Strategies include Indexed Strategies and a Declared Rate Strategy. This Contract does not directly participate in any equity, debt, or other investments. See “Appendix A: Investment Options Available Under the Contract” for additional information about each Crediting Strategy.

Indexed Strategies. Indexed Strategies provide returns at the end of a 1-year, 3-year, or 6-year period (Term) based, in part, on the rise or fall of an Index, which may be a market index, such as the S&P 500 Index, or the share price of an exchange-traded fund, such as an iShares ETF, by comparing the change in the Index value from the first day of the Term to the last day of the Term.

Each Indexed Strategy provides limited protection from negative Index returns through a Negative Return Factor. At the end of a Term:

•	for a 10% Buffer Strategy, you could lose up to 90% of your original principal and prior earnings.

•	for a 20% Buffer Strategy, you could lose up to 80% of your original principal and prior earnings.

•	for a -10% Floor Strategy, you could lose up to 10% of your original principal and prior earnings.

•	for a Downside Participation Rate Strategy, you could lose up to 50% of your original principal and prior earnings.

Positive Return Factors may limit the amount you can earn on an Indexed Strategy. Positive return factors can change from one Term to the next, subject to the following minimum rates: A Cap will never be lower than 1%, an Upside Participation Rate will never be lower than 5%, and a Trigger Rate will never be lower than 1%.

We may stop offering any Indexed Strategy at the end of a Term; however, we will always offer the S&P 500 1-Year -10% Floor with Cap Indexed Strategy.

Daily Value Percentage. Before the end of a Term, if you take a withdrawal, Surrender or annuitize the Contract, make a Performance Lock election, or a Death Benefit becomes payable, the value of an Indexed Strategy is determined using the Daily Value Percentage. The Floor, Buffer, or Downside Participation Rate do not apply to the Daily Value Percentage, and the value of an Indexed Strategy based on the Daily Value Percentage may experience losses that exceed the Floor, or that do not receive the benefit of the Buffer, or that exceed the Downside Participation Rate.

Market Value Adjustment. If you Surrender your Contract during the first six Contract Years, a Market Value Adjustment (an MVA) applies to amounts held under the Indexed Strategies. An MVA also applies to withdrawals from an Indexed Strategy, including automated withdrawals and withdrawals taken to satisfy a required minimum distribution, but not including withdrawals taken to pay advisory fees. An MVA does not apply to withdrawals taken from the Declared Rate Strategy, the portion of the Contract value held in the Declared Rate Strategy upon Surrender, on a Surrender that qualifies for a waiver, an Annuity Payout Benefit, or a Death Benefit.

In extreme circumstances, the total loss for an Indexed Strategy could be 100% through the application of the Daily Value Percentage and/or the Market Value Adjustment, meaning that you would suffer a complete loss of your principal and any prior earnings.

Declared Rate Strategy. The Declared Rate Strategy earns interest during a Term at a fixed rate we set before that Term begins. Each Term of a Declared Rate Strategy is one year long. The fixed interest rate varies from Term to Term but will never be less than the guaranteed minimum interest rate set out in the Declared Rate Strategy endorsement included in your Contract. Amounts allocated or reallocated to the Declared Rate Strategy are subject to a 12% Allocation Limit.

The Contract is not a short-term investment. The Contract and its Indexed Strategies are not appropriate for investors who plan to take withdrawals (including automated withdrawals and required minimum distributions) from the Indexed Strategies during the first six Contract Years or for investors who plan to take withdrawals from the Indexed Strategies before the end of a Term. Withdrawals from Indexed Strategies could result in negative contract adjustments. Withdrawals from both the Indexed Strategies and the Declared Rate Strategy could result in taxes, and if you are under age 59 1⁄2, a penalty tax.

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If a Contract is purchased as a Tax-Qualified Contract, such as an Individual Retirement Annuity (“IRA”), it does not provide tax deferral benefits beyond those already provided under the Internal Revenue Code. Amounts withdrawn from the Contract may be taxable, and, if you are under age 59 1⁄2, amounts you withdraw from the Contract may also be subject to a 10% federal tax, in addition to any other state and federal income tax payable. Investors should consult with their tax advisor for more information.

Advisory Fees. The Contract is sold by broker-dealers who are also registered as, affiliated with, or in a contractual relationship with a registered investment advisor, through their registered representatives/investment advisor representatives. The Contract is intended to be used by investors who have engaged these investment advisors and investment advisor representatives to manage their Contract for a fee. If an investor elects to pay the advisory fee from his or her Contract value, then this deduction, like all other withdrawals, will reduce the Contract value and the Death Benefit Return of Premium Guarantee. Deduction of advisory fees from an Indexed Strategy before the end of the Term could result in potentially significant loss due to the Daily Value Percentage adjustment and forfeiture of potential increases resulting from Index performance at the end of the Term, which could limit any growth in Contract value. The reduction in the Death Benefit Return of Premium Guarantee could be significant and more than the dollar amount of the withdrawal. Based on current guidance, most withdrawals from the Contract to pay advisory fees should not be subject to income tax. However, tax laws are subject to change, and it is possible that a withdrawal to pay fees could be subject to federal and state income taxes, and if made before age 59 1⁄2, to a 10% federal penalty tax. For more information on the tax treatment of withdrawals used to pay advisory fees, please see the discussion on page 60. Given the adverse consequences of withdrawing advisory fees from Indexed Strategies before the end of a Term, an investor should consider paying advisory fees from some other source, such as amounts in the Declared Rate Strategy or other assets. If you intend to withdraw advisory fees from Indexed Strategies before the end of a Term, you should consult with your financial professional about the appropriateness of the Contract for your needs.

If you are a new investor in the Contract, you may cancel your Contract within 20 days after you receive it. If you purchase a Contract to replace an existing annuity contract or insurance policy, you have 30 days to cancel the Contract. The right to cancel period may be longer in some states. Upon cancellation, in most states you will receive a full refund of the amount you paid for the Contract. In some states, you will receive your total Account Value as calculated using the Daily Value Percentage, plus fees and charges, which may be more or less than the amount you paid for the Contract. The right to cancel is described more fully in the Right to Cancel section of this prospectus. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

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All guarantees under the Contract are the obligations of MassMutual Ascend Life and are subject to the credit worthiness and claims-paying ability of MassMutual Ascend Life.

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The Contract is not insured by the FDIC (Federal Deposit Insurance Corporation) or the NCUSIF (National Credit Union Share Insurance Fund). Although the Contract may be sold through relationships with banks or other financial institutions, the Contract is not a deposit or obligation of, or guaranteed by, such institutions or any federal regulatory agency.

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NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Additional Information about certain investment products, including index-linked annuities, has been prepared by the Securities and Exchange Commission and is available at Investor.gov.

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This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contract.

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SPECIAL TERMS

In this prospectus, the following capitalized terms have the meanings set out below.

ACCOUNT VALUE. For each day, the Account Value is the sum of the current values of each Crediting Strategy, plus the current value of the Purchase Payment Account, if any.

ALLOCATION LIMIT. The limit for allocations and reallocations to the Declared Rate Strategy. The Allocation Limit is 12% of the total amount being allocated on the Strategy Application Date or Term end date.

ANNUITANT. The natural person or persons on whose life the Annuity Payout Benefit is based.

ANNUITY PAYOUT BENEFIT. A series of periodic payments made under a Payout Option. The terms and conditions are described in the Annuity Payout Benefit section of this prospectus.

ANNUITY PAYOUT INITIATION DATE. The first day of the first payment interval for which payment of an Annuity Payout Benefit is to be made. This is the date we apply your Account Value to the Annuity Payout Benefit and calculate the payment amount.

BENEFICIARY. A person entitled to receive all or part of a Death Benefit that is to be paid under the Contract on account of a death before the Annuity Payout Initiation Date.

BUFFER. For an Indexed Strategy with a Buffer (a “Buffer Strategy”), the Buffer is the decrease in the value of an Index for a Term that is disregarded when determining the loss for the Term. The Buffer is also used to determine the strike price of the out-of-the-money put option that is part of the Daily Value Percentage calculation before the end of the Term. For each Term of the Buffer Strategy that we currently offer with this Contract, the Buffer is either 10% or 20%. In the future, we may offer a new Buffer Strategy with more or less protection against loss than a 10% or 20% Buffer, but we will not offer a new Buffer Strategy with less protection against loss than a 5% Buffer.

CAP. For an Indexed Strategy with a Cap (a “Cap Strategy”), the Cap is the maximum positive Index change over the course of the Term (measured at the start and end of the Term) that is taken into account to determine the Strategy value at the end of the Term. The Cap is also used to determine the strike price of the out-of-the-money call option that is part of the Daily Value Percentage calculation for that Strategy before the end of the Term. We post on our website (www.massmutualascend.com/index-achiever-advisory) the Cap for each Term of a Cap Strategy at least 10 days before the next Term starts. The Cap for a Term will never be less than 1%.

CONTRACT. The annuity contract (including applicable endorsements and riders) that is a legally binding agreement between you and MassMutual Ascend Life. In this prospectus, “Contracts” refers to all Index Achiever Advisory Annuity contracts.

CONTRACT ANNIVERSARY. The date in each year that is the anniversary of the Contract Effective Date. That date is set out in the Contract Specifications of your Contract.

CONTRACT EFFECTIVE DATE. The date as of which the initial Purchase Payment is applied to the Contract. That date is set out in the Contract Specifications of your Contract.

CONTRACT SPECIFICATIONS. The section of your Contract that contains details unique to your Contract.

CONTRACT YEAR. A 12-month period that starts on the Contract Effective Date or on a Contract Anniversary.

CREDITING STRATEGY (STRATEGY). A specified method by which declared interest is set or values are calculated. Each Indexed Strategy and Declared Rate Strategy is a Crediting Strategy. The Crediting Strategies that are currently available are set out in “Appendix A: Investment Options Available Under the Contact”.

DAILY VALUE PERCENTAGE. The Daily Value Percentage is used to determine the value of an Indexed Strategy before the end of a Term. The calculation of Strategy value using the Daily Value Percentage is relevant only if amounts allocated to an Indexed Strategy are not held to the end of the Term because you take a withdrawal, Surrender or annuitize the Contract, elect a Performance Lock, or a Death Benefit becomes payable. A negative Daily Value Percentage adjustment could result in significant loss, even if the Index is performing positively. For each day of a Term of an Indexed Strategy before the final Market Day of the Term, the Daily Value Percentage is equal to: (1) the Net Option Price for that day; minus (2) the Residual Option Cost for that day; and minus (3) the Trading Cost for that day.

See the next section (Special Terms Related to Daily Value Percentage) for the definitions of Residual Option Cost, Net Option Price, and Trading Cost.

DEATH BENEFIT. An amount that becomes payable if you die before the Annuity Payout Initiation Date and before the date that the Contract is Surrendered. The terms and conditions are described in the Death Benefit section of this prospectus.

DECLARED RATE. A fixed interest rate set by us for a Term of the Declared Rate Strategy. The Declared Rate varies from Term to Term but will be at least equal to the minimum interest required for fixed annuity contracts on the Contract Effective Date under the Standard Nonforfeiture Law of the state in which your Contract is issued, and will never be less than the guaranteed minimum interest rate from 0.15% to 3.0% set out in the Declared Rate Strategy endorsement included in your Contract. At least 10 days before the next Term starts, we will post the Declared Rate for that next Term on our website (www.massmutualascend.com/index-achiever-advisory).

DECLARED RATE STRATEGY. A Crediting Strategy that credits interest at a Declared Rate.

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DOWNSIDE PARTICIPATION RATE. For an Indexed Strategy with a Downside Participation Rate (a “Downside Participation Rate Strategy”), the Downside Participation Rate is your share of any fall in the Index for a Term taken into account to determine the Strategy value at the end of the Term. The Downside Participation Rate is also used to determine the Net Option Price that is part of the Daily Value Percentage calculation before the end of the Term. For every Term of each Downside Participation Rate Strategy that we currently offer with this Contract, the Downside Participation Rate is 50%. In the future, we may offer a new Downside Participation Rate Strategy with more or less protection against loss than a 50% Downside Participation Rate, but we will not offer a new Downside Participation Rate Strategy with less protection against loss than a 75% Downside Participation Rate.

FLOOR. For an Indexed Strategy with a Floor (a “Floor Strategy”), the Floor is the maximum decrease in the value of an Index for a Term that is taken into account when determining the loss for the Term. The Floor is also used to determine the strike price of the out-of-the-money put option that is part of the Daily Value Percentage calculation before the end of the Term. For each Term of a Floor Strategy that we currently offer with this Contract, the Floor is -10%. In the future, we may offer a new Floor Strategy that offers more or less protection against loss than a -10% Floor but we will not offer a new Floor Strategy that offers less protection against loss than a -20% Floor.

INDEX. A stock market index or an exchange-traded fund (ETF) used to calculate the value of an Indexed Strategy. The Index at the start of a Term is its level or price at the Market Close on the first day of that Term. If the first day of that Term is not a Market Day, then the Index at the start of a Term is its level or price at the last Market Close before the first day of the Term. The Index at the end of a Term is its level or price at the final Market Close of that Term.

INDEXED STRATEGY. A Crediting Strategy that provides a return based, in part, on the net change in the level or price of an Index for a Term. The Indexed Strategies that are currently available are set out in “Appendix A: Investment Options Available Under the Contract”.

INVESTMENT BASE. The base amount used to calculate the value of an Indexed Strategy. The Investment Base is the amount applied to an Indexed Strategy at the start of a current Term, adjusted proportionally for any withdrawal during the Term and any related Market Value Adjustment. An Investment Base is not used to calculate the value of a Declared Rate Strategy.

MARKET CLOSE. The close of the regular or core trading session on the market used to measure a given Index.

MARKET DAY. Each day that all markets that are used to measure the available Indexes are open for regular trading.

MARKET VALUE ADJUSTMENT. An adjustment made to the value of an Indexed Strategy if this Contract is Surrendered or a withdrawal is taken from the Indexed Strategy (including automated withdrawals, required minimum distributions, but not including withdrawals to pay advisory fees) before the sixth Contract Anniversary. The Market Value Adjustment does not apply to a withdrawal from the Declared Rate Strategy, the portion of the Account Value held in the Declared Rate Strategy on a Surrender, a Surrender that qualifies for a waiver, an Annuity Payout Benefit, or a Death Benefit.

MASSMUTUAL ASCEND LIFE (“WE,” “US,” “OUR”). MassMutual Ascend Life Insurance Company.

NEGATIVE RETURN FACTOR. The Downside Participation Rate, Floor, or Buffer used to determine values for an Indexed Strategy at the end of the Term.

OWNER (“YOU,” “YOURS”). The person(s) who possesses the ownership rights under the Contract. If there is more than one Owner, each Owner will be a joint owner of the Contract and each reference to Owner means joint owners.

PAYOUT OPTION. The form in which an Annuity Payout Benefit or a Death Benefit may be paid. Standard options are described in the Payout Options section of this prospectus.

PERFORMANCE LOCK. An election available for certain specified Indexed Strategies to lock in the Daily Value Percentage for the remainder of a Term of the Indexed Strategy. A Performance Lock election for a Term is effective on the second Market Close following our receipt of your Request in Good Order. After the second Market Close, the Indexed Strategy value before the end of the Term and the Indexed Strategy value at the end of the Term is equal to the remaining Investment Base increased or decreased by the locked Daily Value Percentage. The locked Daily Value Percentage is the Daily Value Percentage as determined for that second Market Close. The Indexed Strategy value will still change if there is a change in the Investment Base. You can make a Performance Lock election once per Term and only for specific Indexed Strategies. A Performance Lock election is not available for Contracts issued in Missouri with a Contract Effective Date before May 21, 2025.

POSITIVE RETURN FACTOR. The Cap, Upside Participation Rate, or Trigger Rate used to determine values for an Indexed Strategy at the end of the Term.

PROOF OF DEATH. The documentation we require before making payment of a Death Benefit, or any other payment or transfer of ownership rights that depends on the death of a specified person. For these purposes, Proof of death is:

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a certified copy of a death certificate showing the cause and manner of death, or a certified copy of a decree that is made by a court of competent jurisdiction as to the finding of death, or other proof that is satisfactory to us; and

•	proof of each claimant’s interest in the Death Benefit or other Contract rights; and

•	a Request in Good Order from each claimant as to how to pay the Death Benefit.

PURCHASE PAYMENT. An amount received by us for the Contract. This amount is determined after deducting any taxes withheld from the payment and after deducting any fee charged by the person remitting payment.

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PURCHASE PAYMENT ACCOUNT. An account where a Purchase Payment is held until it is applied to a Crediting Strategy on a Strategy Application Date.

REQUEST IN GOOD ORDER. An election or a request that is:

•	complete and satisfactory to us;

•	sent to us on our form or in a manner satisfactory to us, which may, at our discretion, be by telephone or electronic means; and

•	received at our administrative office.

An election or a request is complete and satisfactory when we have received: (1) all the information and legal documentation that we require to process the election or the request; and (2) instructions that are sufficiently clear that we do not need to exercise any discretion to process the election or the request. If you have any questions, you should contact us or your registered representative before submitting your election or your request.

STRATEGY APPLICATION DATE. The 6th and 20th days of each month.

SURRENDER. The termination of your Contract in exchange for its Surrender Value.

SURRENDER VALUE. For each day, the Surrender Value is the Account Value on that day plus or minus the Market Value Adjustment that would apply on a Surrender of the Contract. The Account Value will reflect the applicable Strategy values as calculated on that day, which will reflect the Daily Value Percentage whenever Surrender Value is measured before the end of a Term.

TAX-QUALIFIED CONTRACT. An annuity contract that is intended to qualify for special tax treatment for retirement savings. If your Contract is a Tax-Qualified Contract, the cover page of your Contract includes information about its tax qualification. If your Contract is not a Tax-Qualified Contract, the cover page of your Contract will identify it as a “Nonqualified Annuity.”

TERM. The period for which Contract values are allocated to a given Crediting Strategy, and over which interest or values are calculated. Terms are one year long, three years long, or six years long. Each Term will start and end on a Strategy Application Date. A new Term will start on the date that the preceding Term ends.

TRIGGER RATE. For an Indexed Strategy with a Trigger Rate (a “Trigger Strategy”), the Trigger Rate is the specified rate that is credited to the Strategy value when the Index change (measured at the start and end of the Term) qualifies for the Trigger Rate. In the case of a Performance Trigger Strategy, the Trigger Rate will be credited when the Index change is zero or positive at the end of the Term. In the case of a Dual Performance Trigger Strategy, the Trigger Rate will be credited if the Index change is zero, positive, or negative up to the Buffer at the end of the Term. The Trigger Rate is also used to determine the binary call option that is part of the Daily Value Percentage calculation for that Strategy before the end of the Term. We post on our website (www.massmutualascend.com/index-achiever-advisory) the Trigger Rates for each Term of a Trigger Strategy at least 10 days before the next Term starts. The Trigger Rate for a Term will never be less than 1%.

UPSIDE PARTICIPATION RATE. For an Indexed Strategy with an Upside Participation Rate (an “Upside Participation Rate Strategy”), the Upside Participation Rate is your share of any rise in the Index for a Term taken into account to determine the Strategy value at the end of the Term. The Upside Participation Rate is also used to determine the Net Option Price that is part of the Daily Value Percentage calculation before the end of the Term. We post on our website (www.massmutualascend.com/index-achiever-advisory) the Upside Participation Rate for each Term of an Upside Participation Rate Strategy at least 10 days before the next Term starts. The Upside Participation Rate for a Term will never be less than 5%. For example, If the Index return is 10% and the Upside Participation Rate is 5%, then your Indexed Strategy value will only increase by 0.5% (10% times 5%).

Special Terms Related to Daily Value Percentage

The following special terms are used in the formula used to calculate the Daily Value Percentage used to determine the value of an Indexed Strategy before the final Market Day of a Term.

NET OPTION PRICE. The Net Option Price for a day is calculated as of the Market Close for that day. If the calculation day is not a Market Day, the Net Option Price for that day is calculated as of the most recent Market Close before that day.

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For Downside Participation Rate Strategies with an Upside Participation Rate, the Net Option Price as of a Market Close is equal to: (1) the ATM Call Option Price calculated as of that Market Close multiplied by the Upside Participation Rate; minus (2) the ATM Put Option Price calculated as of that Market Close multiplied by the Downside Participation Rate.

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For Buffer Strategies with a Cap, the Net Option Price as of a Market Close is equal to: (1) the ATM Call Option Price calculated as of that Market Close; minus (2) the OTM Call Option Price calculated as of that Market Close; and minus (3) the OTM Put Option Price calculated as of that Market Close.

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For Buffer Strategies with an Upside Participation Rate, the Net Option Price as of a Market Close is equal to: (1) the ATM Call Option Price calculated as of that Market Close multiplied by the Upside Participation Rate; minus (2) the OTM Put Option Price calculated as of that Market Close.

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For Buffer Strategies with a Performance Trigger (other than a Dual Performance Trigger), the Net Option Price as of a Market Close is equal to: (1) the ATM Binary Call Option Price calculated as of the Market Close; minus (2) the OTM Put Option Price calculated as of the Market Close.

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For Buffer Strategies with a Dual Performance Trigger, the Net Option Price as of a Market Close is equal to: (1) the ITM Binary Call Option Price calculated as of the Market Close; minus (2) the OTM Put Option Price calculated as of the Market Close.

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For Floor Strategies with a Cap, the Net Option Price as of a Market Close is equal to: (1) the ATM Call Option Price calculated as of that Market Close; minus (2) the OTM Call Option Price calculated as of that Market Close; minus (3) the ATM Put Option Price calculated as of that Market Close; and plus (4) the OTM Put Option Price calculated as of that Market Close.

The option prices in these formulas reflect the possible future change in the Index over the remainder of the Term. The formulas take into account the applicable Positive Return Factor for the Term, the Negative Return Factor, and the Index change required to qualify for the Trigger Rate.

Each option price is stated as a percentage of the Index calculated as of the most recent Market Close on or before the first day of the Term. The option price is determined using a mathematical model to calculate the price of a hypothetical option.

ATM BINARY CALL OPTION PRICE. The calculated price of a hypothetical at-the-money binary call option (or collection of options) that will pay the holder an amount equal to the Trigger Rate multiplied by the Investment Base if the change in the Index for the Term is zero or is positive.

ATM CALL OPTION PRICE. The calculated price of a hypothetical at-the-money call option. The hypothetical at-the-money call option is one that will pay the holder an amount equal to the percentage rise, if any, in the Index from the last Market Close on or before the start of a Term to the final Market Close of that Term.

ATM PUT OPTION PRICE. The calculated price of a hypothetical at-the-money put option. The hypothetical at-the-money put option is one that will pay the holder an amount equal to the percentage fall, if any, in the Index from the last Market Close on or before the start of a Term to the final Market Close of that Term.

ITM BINARY CALL OPTION PRICE. The calculated price of a hypothetical in-the-money binary call option (or collection of options) that will pay the holder an amount equal to the Trigger Rate multiplied by the Investment Base if the change in the Index for the Term is zero, is positive, or is negative up to the Buffer.

OTM CALL OPTION PRICE. The calculated price of a hypothetical out-of-the-money call option. The hypothetical out-of-the-money call option is one that will pay the holder an amount equal to the percentage rise, if any, in the Index from the last Market Close on or before the start of a Term to the final Market Close of that Term, but only if and to the extent that rise exceeds the Cap for that Term.

OTM PUT OPTION PRICE. The calculated price of a hypothetical out-of-the-money put option. The hypothetical out-of-the-money put option is one that will pay the holder an amount equal to the percentage decrease, if any, in the Index from the last Market Close on or before the start of the Term to the final Market Close of the Term, but only to the extent the percentage decrease exceeds the Buffer or Floor for the Term.

RESIDUAL OPTION COST. The Residual Option Cost (which may be called the Amortized Option Cost in some Contracts) is one part of the formula used to calculate the Daily Value Percentage, which is used to determine the value of an Indexed Strategy each day before the final Market Day of a Term. The Residual Option Cost for a day is calculated as of the last Market Close on or before that day. If the calculation day is not a Market Day, the Residual Option Cost for that day is calculated as of the last market Close before that day. The Residual Option Cost is a percentage equal to: (1) the initial Net Option Price for an Indexed Strategy for the Term; multiplied by (2) the number of days remaining until the final Market Close of that Term divided by 365 days if that Term is one year long, or by 730 days if that Term is two years long, or by 1,096 days if that Term is three years long, or by 2,192 days if that Term is six years long. The initial Net Option Price is the Net Option Price calculated as of the last Market Close on or before the start of the Term.

TRADING COST. The Trading Cost is the estimated cost of selling the hypothetical options before the end of a Term to the extent not already reflected in the option prices. The Trading Cost for a day is a percentage set by us from time to time based on market conditions. The Trading Cost reflects the average market difference between option prices and market bid prices.

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OVERVIEW OF THE CONTRACT

Purpose

The MassMutual Ascend Life Index Achiever Advisory annuity is an individual modified single premium deferred indexed annuity contract that may help you accumulate retirement savings. The Contract is intended for long-term investment purposes. The Contract is a legal agreement between you as the Owner and MassMutual Ascend Life as the issuing insurance company. In the Contract, you agree to make one or more Purchase Payments to us, and we agree to pay the Annuity Payout Benefit to you. If there is an applicable death before the Annuity Payout Initiation Date, we also agree to pay a Death Benefit that will never be less than the Death Benefit Return of Premium Guarantee. The Contract may be appropriate if you have a long-term investment horizon. It is not intended for people who may need to access invested funds within a short-term timeframe or frequently.

Like all deferred annuities, the Contract has two periods. During the Accumulation Period (the period prior to the Annuity Payout Initiation Date), the Contract may accumulate earnings on a tax-deferred basis. During the Annuity Payout Period that begins on the Annuity Payout Initiation Date, we will make payments under the applicable Payout Option.

The Contract may not be available in all states, and may vary in your state. See Appendix C for state variations. The Contract may not be available through all selling firms or all financial professionals.

Accumulation Period

During the Accumulation Period, the amounts you contribute can be allocated among any of the then available Crediting Strategies, which include Indexed Strategies and the Declared Rate Strategy, and may accumulate earnings on a tax-deferred basis. Additional information about each Crediting Strategy is available in “Appendix A: Investment Options Available Under the Contract”.

Indexed Strategies

The Company will credit gain or loss at the end of the Term to amounts allocated to an Indexed Strategy based, in part, on the performance of the Index. The Owner bears the risk of any gain or loss on amounts allocated to the Indexed Strategies and could lose a significant amount of money if the index declines in value.

The Company limits the negative Index return used in calculating loss for an Indexed Strategy at the end of its Term through the use of one of three Negative Return Factors: a Downside Participation Rate, a Buffer, or a Floor. The Negative Return Factors are generally designed to limit the reduction in the value of the Indexed Strategies at the end of a Term.

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A Downside Participation Rate is the portion of any negative Index change that will decrease your Strategy value at the end of the Term. A 50% Downside Participation Rate causes a decrease in Strategy value at the end of the Term equal to 50% of the negative Index change. For example, if the Index return over the Term is -18%, the value of an Indexed Strategy with a Downside Participation Rate of 50% will decrease by 9% for the Term (50% of the negative Index change).

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A Buffer is the negative Index change to be disregarded when determining Strategy value at the end of the Term. An Indexed Strategy with a 10% Buffer means that your Strategy value will not be affected by the first 10% of any negative Index change, but your Strategy value will decrease by any negative return in excess of -10%. An Indexed Strategy with a 20% Buffer causes the Company to assume the first 20% of any negative Index change, but your Strategy value will decrease by any negative return in excess of -20%. For example, if the Index return over the Term is -18% the value of an Indexed Strategy with a 10% Buffer will decrease by 8% for the Term (the amount that exceeds the Buffer). If the Index return over the Term is -18%, the value of an Indexed Strategy with a 20% Buffer will not change for the Term (there is no amount that exceeds the Buffer).

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A Floor is the maximum percentage decrease in your Strategy value at the end of the Term if there is a negative Index change. An Indexed Strategy with a -10% Floor limits the loss from any negative Index change to 10% when determining the Strategy value at the end of the Term. For example, if the Index return over the Term is -18% and the Floor is -10%, the value of an Indexed Strategy with a -10% Floor will decrease by 10% for the Term (the maximum loss allowed under the Floor).

We may stop offering any Indexed Strategy at the end of a Term; however, we will always offer the S&P 500 1-Year -10% Floor with Cap Indexed Strategy.

The Company limits the positive Index return used in calculating gain for an Indexed Strategy at the end of its Term through the use of one of three Positive Return Factors: a Cap, an Upside Participation Rate, or a Trigger Rate. The Positive Return Factors are generally designed to limit the increase in the value of the Indexed Strategies at the end of a Term. You may earn less than the Index returns with a Cap, an Upside Participation Rate or a Trigger Rate.

•

A Cap is the maximum positive Index change (measured from the beginning of the Term to the end of the Term) taken into account to determine the Strategy value at the end of the Term. For example, if the Index return over the Term is 16%, the value of an Indexed Strategy with a 10% Cap will increase by 10% for the Term (the maximum allowed under the Cap). For any Cap Strategy, the Cap will vary from Term to Term, but will never be less than 1%.

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•

An Upside Participation Rate is the portion of any positive Index change (measured from the beginning of the Term to the end of the Term) that is taken into account to determine the Strategy value at the end of the Term. For example, if the Index return over the Term is 16%, at the end of the Term the value of an Indexed Strategy with a 75% Upside Participation Rate will increase by 12% for the Term (75% of the increase in the value of the Index). For any Upside Participation Rate Strategy, the Upside Participation Rate will vary from Term to Term, but will never be less than 5%.

•

A Trigger Rate for a Performance Trigger Strategy is the specified increase in the Strategy value when the Index change is zero or positive at the end of the Term. The Trigger Rate for a Dual Performance Trigger Strategy is the specified increase in the Strategy value when the Index change is zero, positive, or negative up to the Buffer at the end of the Term. For example, if the index return over the Term is 16%, the value of an Indexed Strategy with an 11% Trigger Rate will increase by 11% for the Term (the Trigger Rate). For any Trigger Strategy, the Trigger Rate will vary from Term to Term, but will never be less than 1%.

You may earn less than the Index returns with a Cap, an Upside Participation Rate or a Trigger Rate.

Declared Rate Strategy

Amounts held under the Declared Rate Strategy are credited with interest daily throughout a Term at a rate we set before that Term begins. This means the interest rate for the Declared Rate Strategy may change for each Term. Each Term of the Declared Rate Strategy is one year long. A Declared Rate will never be less than the guaranteed minimum interest rate from 0.15% to 3.0% set out in the Declared Rate Strategy endorsement included in your Contract. The guaranteed minimum interest rate set out in the endorsement will never be less than the minimum interest rate required for fixed annuity contracts on the Contract Effective Date under the Standard Nonforfeiture Law of the state in which your Contract is issued. At least 10 days before the next Term starts, we will post the Declared Rate that will apply to the Declared Rate Strategy for that next Term on our website (www.massmutualascend.com). A Declared Rate Strategy will always be available.

Annuity Payout Period

The Annuity Payout Period begins when you annuitize your Contract effective on the Annuity Payout Initiation Date. When you annuitize your Contract, we promise to pay a stream of Annuity Payout Benefit payments for the duration of the period selected. Once Annuity Payout Benefit payments start, you can no longer Surrender the Contract or take a withdrawal, no Death Benefit will be payable under your Contract, your Beneficiary designations will no longer apply, and the Crediting Strategies will no longer be available. The amount payable after death, if any, is governed by the Payout Option you select.

Contract Features

Annuity Payout Benefit (see “Annuity Payout Benefit” section on page 61 for more details)

When the Contract is annuitized, we promise to pay a stream of Annuity Payout Benefit payments for the duration or the period selected.

Death Benefit (See “Death Benefit” Section on page 62 for more details)

For no additional cost, the Contract includes a Death Benefit Return of Premium Guarantee. If you die before the Annuity Payout Initiation Date and before the Contract is Surrendered, we will pay a Death Benefit equal to the greater of the Account Value determined as of the date that the Death Benefit value is determined or the Death Benefit Return of Premium Guarantee. The Death Benefit Return of Premium Guarantee is equal to your Purchase Payments (the “Purchase Payment base”), reduced proportionally for all withdrawals (including withdrawals to pay advisory fees), but not including amounts applied to pay negative Market Value Adjustments.

Access to Your Money (See “Cash Benefit” section on page 59 for more details)

You may Surrender your Contract or take a withdrawal from your Contract at any time before the earlier of (1) the Annuity Payout Initiation Date; or (2) a death for which a Death Benefit is payable. The right to Surrender or take a withdrawal may be restricted if your Contract is purchased under an employer plan subject to IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuity plans), or IRC Section 457(b) (governmental deferred compensation plans).

During the first six Contract Years, a Market Value Adjustment will apply unless your withdrawal is a withdrawal to pay advisory fees or comes from the Declared Rate Strategy.

The amount paid upon Surrender is the Surrender Value. A withdrawal from a Crediting Strategy will reduce the Account Value by the amount of the withdrawal, including any taxes and any applicable Market Value Adjustment. If you Surrender your Contract or take a withdrawal from an Indexed Strategy on a day that is not the end of a Term, the Strategy value will be calculated using the Daily Value Percentage of the Indexed Strategy (or the locked Daily Value Percentage if you have made a Performance Lock election). The Daily Value Percentage could be negative, which could result in significant loss, even if the Index has risen since the start of the Term.

A withdrawal from an Indexed Strategy will reduce the Investment Base and the Death Benefit Return of Premium Guarantee by an amount that is proportional to the reduction in the Strategy value. If the Daily Value Percentage is negative, these proportional reductions could be significantly larger than the dollar amount of the withdrawal. A reduction in the Investment Base for a Term will reduce the gain from any future rise in the Index during that Term.

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You may designate the Crediting Strategy or Strategies from which a withdrawal will be taken (including withdrawals to pay advisory fees) by a Request in Good Order prior to the date of the withdrawal. If you do not make a designation, we will take the withdrawal in the following order:

•	first proportionally from funds, if any, that then qualify for a waiver of the Market Value Adjustment pursuant to the provisions of a Crediting Strategy endorsement;

•	then from the Purchase Payment Account;

•	then proportionally from funds held under the Declared Rate Strategy;

•

and then proportionally from Indexed Strategies having the shortest Terms (meaning the withdrawal will be taken proportionally from Indexed Strategies with 1-year Terms, and then proportionally from Indexed Strategies with 3-year Terms, and finally from Indexed Strategies having 6-year Terms).

A withdrawal will reduce the amount payable upon Surrender, applied to the Annuity Payout Benefit, or payable as the Death Benefit.

The amount withdrawn or paid on a Surrender is subject to income tax to the extent that it represents Contract earnings or pre-tax contributions. If received before age 59 1⁄2, the taxable portion of a withdrawal may also be subject to an additional 10% federal penalty tax.

Automated Withdrawals (See “Automated Withdrawals” section on page 60 for more details)

You may elect to withdraw money from your Contract under any automated withdrawal program that we offer. Your Account Value must be at least $10,000 in order to make an automated withdrawal election. The minimum amount of each automated withdrawal payment is $100. Automated withdrawals will be taken from the Purchase Payment Account and Indexed Strategies of your Contract in the same order as any other withdrawal. The Contract is intended for long-term investment purposes and the Contract and its Indexed Strategies may not be appropriate for investors who plan to take withdrawals (including automated withdrawals and required minimum distributions) during the first six Contract Years, because of the assessment of Market Value Adjustments, or who plan to take withdrawals during Indexed Strategy Terms, because of the application of the Daily Value Percentage.

Withdrawals to Pay Advisory Fees (See “Cash Benefit – Withdrawals to Pay Advisory Fees” section on page 60 for more details)

You may authorize withdrawals from your Contract to pay advisory fees to a registered investment advisor with respect to the management of your Contract. Advisory fees paid from the Contract must relate only to investment advice rendered in connection with the Contract and cannot exceed 1.5% of the Account Value per year. Withdrawals to pay advisory fees are treated like other withdrawals from the Contract, except that a Market Value Adjustment will not apply. Deduction of advisory fees from your Account Value will reduce the Account Value by the amount of the withdrawal, which will reduce the amount payable upon Surrender, applied to the Annuity Payout Benefit, or payable as the Death Benefit. In addition, the withdrawal will proportionally reduce the Death Benefit Return of Premium Guarantee. Like other withdrawals, they may reduce the Death Benefit by more than the amount withdrawn. Such withdrawals may also limit any growth in Contract values. Deduction of advisory fees from an Indexed Strategy before the end of the Term could result in potentially significant loss due to the Daily Value Percentage adjustment and forfeiture of potential positive Index performance at the end of the Term, which could limit growth in Account Value. Based on current guidance, most withdrawals from the Contract to pay advisory fees should not be subject to income tax. However, tax laws are subject to change, and it is possible that a withdrawal to pay fees could be subject to federal and state income taxes, and if made before age 59 1⁄2, to a 10% federal penalty tax. Please refer to additional information on page 60.

Performance Lock (See “Indexed Strategy Value After Performance Lock Election” section on page 47 for more details)

A Performance Lock allows you to lock in the Daily Value Percentage of an eligible Indexed Strategy for the remainder of a Term. You may make a Performance Lock election for any Term or Terms of the S&P 500 Indexed Strategies (excluding the three Trigger Strategies) and the First Trust Barclays Edge Indexed Strategies. For Contracts with a Contract Effective Date on or after May 21, 2025, you may also make a Performance Lock election for any Term or Terms of the Russell 2000 Indexed Strategies. A Performance Lock election is not available for Contracts issued in Missouri with a Contract Effective Date before May 21, 2025.

If you make a Performance Lock election, the Daily Value Percentage will be locked for the balance of the Term. This means that you will experience flat performance through the balance of the Term even if the Net Option Value increases, you will not benefit from the continued decline in the Daily Value Percentage, and your ending Strategy value will not be based on the ending Index value on the last day of the Term. As a result, the locked-in Strategy value could be lower than the value you otherwise would have received at the end of the Term. If the Daily Value Percentage is negative at the time of the Performance Lock election, you could be locking in a loss which could be significant.

A Performance Lock election is not effective until the second Market Close after receipt of your Request in Good Order. As a result, you will not be able to determine in advance the locked Daily Value Percentage that will apply to the Indexed Strategy at the time you make a Performance Lock election. The Daily Value Percentage at the time the Performance Lock election becomes effective may be higher or lower than it was at the time you submitted your election.

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Terminal Illness and Extended Care Waivers (see “Market Value Adjustment Waivers” on page 31 for more details)

In states where permitted, for no additional charge we will waive any negative Market Value Adjustment that would otherwise apply on a Surrender of your Contract if the Annuitant or Owner is diagnosed with a terminal illness, as defined by the Waiver, or is confined to a hospital or other long term care facility, and certain other conditions are met. Withdrawals and Surrenders under these waivers may still trigger a Daily Value Percentage adjustment and taxes, and if before age 59 1⁄2, a penalty tax.

Tax Treatment (see “Federal Tax Considerations” on page 72 for more details)

Your Purchase Payments accumulate value on a tax-deferred basis. Your earnings are not taxed until money is withdrawn from the Contract, such as when you make a withdrawal from or Surrender your Contract, or receive an annuity payment from the Contract, or a death benefit is paid.

Contract Adjustments

Daily Value Percentage Adjustment

Each day before the final Market Day of a Term the value of an Indexed Strategy is equal to the Investment Base increased or decreased by the Daily Value Percentage. Before the end of a Term, if you take a withdrawal, Surrender or annuitize the Contract, elect a Performance Lock, or a Death Benefit becomes payable, the application of the Daily Value Percentage adjustment may cause your losses to exceed the -10% Floor or the 50% Downside Participation Rate or you will not receive the benefit of the 10% Buffer or 20% Buffer. You could lose a significant amount of money due to a Daily Value Percentage adjustment if amounts are removed from an Indexed Strategy before the end of a Term. In extreme circumstances, an Indexed Strategy could have no value before the end of a Term due to the Daily Value Percentage, meaning that you would suffer the loss of 100% of your principal and any prior earnings in that Strategy if, before the end of the Term, you were to Surrender or annuitize your Contract, elect a Performance Lock, or a Death Benefit becomes payable.

Market Value Adjustment

During the first six Contract Years, the Market Value Adjustment applies to each withdrawal from an Indexed Strategy, including withdrawals under an automated withdrawal program and withdrawals taken to satisfy a required distribution, but not including withdrawals to pay advisory fees. The Market Value Adjustment does not apply to Death Benefit payments or if you annuitize your Contract. The Market Value Adjustment does not apply to any amount withdrawn from the Purchase Payment Account or Declared Rate Strategy. After the first six Contract Years, the Market Value Adjustment does not apply.

The Market Value adjustment depends on changes in the MVA Index Interest Rate since the Contract Effective Date and the amount of time remaining until the sixth Contract Anniversary and is designed to protect us against interest rate fluctuations and to allow us to invest assets for a longer duration, which supports higher declared interest rates, Caps, Upside Participation Rates, and Trigger Rates. A negative Market Value Adjustment may also reimburse us for contract sales expenses, including distribution, promotion, and acquisition expenses. You could lose a significant amount of money due to a Market Value Adjustment if amounts are removed from an Indexed Strategy before the end of a Term. In extreme cases, a negative Market Value Adjustment could offset 100% of the value of your Indexed Strategies, meaning that you would suffer a complete loss of your principal and any prior earnings held in the Indexed Strategies if you were to take a withdrawal or Surrender the Contract.

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IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES, EXPENSES AND ADJUSTMENTS	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?

Yes.

Daily Value Percentage. The Daily Value Percentage is used to determine the value of an Indexed Strategy before the end of a Term. If before the end of a Term you take a withdrawal (including withdrawals to pay advisory fees) from an Indexed Strategy, Surrender or annuitize the Contract, elect a Performance Lock, or a Death Benefit becomes payable, the application of the Daily Value Percentage adjustment may result in losses in excess of any Floor, Buffer or Downside Participation Rate applicable to the Indexed Strategy. This loss will be greater if there is negative Market Value Adjustment, you also have to pay taxes and, if before age 59 1⁄2, you are subject to a penalty tax. In extreme circumstances, an Indexed Strategy could have no value before the end of a Term due to the Daily Value Percentage, meaning that you would lose 100% of your principal and prior earnings in that Strategy if, before the end of the Term, you were to Surrender or annuitize your Contract, elect a Performance Lock, or a Death Benefit becomes payable. For example, if you allocate $100,000 to an Indexed Strategy with a 3-year Term and Surrender the Contract before the 3 years have ended, you could lose up to $100,000 of your investment.

Market Value Adjustment. If you take a withdrawal from an Indexed Strategy or Surrender the Contract during the first six Contract Years, the amounts withdrawn or Surrendered may be subject to a Market Value Adjustment, which may be negative and may result in losses in excess of any Floor, Buffer or Downside Participation Rate applicable to the Indexed Strategy. This loss will be greater if there is a negative Daily Value Percentage adjustment, you also have to pay taxes and, if before age 59 1⁄2, you are subject to a penalty tax. In extreme circumstances a negative Market Value Adjustment could offset 100% of the value of your Indexed Strategies, meaning that you would suffer a complete loss of your principal and any prior earnings held in the Indexed Strategies if you were to take a withdrawal or Surrender the Contract. For example, if you have an Indexed Strategy value of $100,000 and you Surrender your Contract during the first six Contract Years, you could lose up to $100,000 of your Indexed Strategy value because of the Market Value Adjustment.

FEE TABLE CHARGES AND ADJUSTMENTS PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Are There Transaction Charges?

Yes. In addition to the Daily Value Percentage and Market Value Adjustment, we reserve the right to charge up to $30 annually if you elect to receive Automated Withdrawals. We do not currently charge for Automated Withdrawals.

FEE TABLE CHARGES AND ADJUSTMENTS
Are There Ongoing Fees and Expenses?

Yes.

There is an implicit ongoing fee on Indexed Strategies to the extent that your participation in Index gains is limited by the Company through the use of a Cap, Upside Participation Rate, or Trigger Rate. This means that your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

Additionally, withdrawals from your Account Value to pay advisory fees are not reflected. If such fees were reflected, ongoing fees and expenses would be higher.

INDEXED STRATEGIES

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	RISKS	LOCATION IN PROSPECTUS

Is There a Risk of Loss from Poor Performance?

Yes. You can lose money by investing in the Contract including loss of principal and previous earnings.

Under the Indexed Strategies, the maximum amount of loss you may experience due to negative Index performance at the end of a Term would be: 90% loss for a 10% Buffer Strategy; 80% loss for a 20% Buffer Strategy; or 10% loss for a -10% Floor Strategy. At the end of a Term for a Downside Participation Rate Strategy, you could lose up to 50% of your original principal and prior earnings. Losses exceeding these amounts may happen before the end of a Term. We may discontinue offering Indexed Strategies with a Buffer or Downside Participation Rate. We will always offer an Indexed Strategy with a -10% Floor Rate.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Is this a Short-Term Investment?

No. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

•  Amounts withdrawn from the Contract may result in taxes and, if before age 59 1⁄2, may be subject to a penalty tax.

•   Amounts removed from an Indexed Strategy before the end of a Term may also result in a negative Daily Value Percentage and loss of positive Index performance. In extreme circumstances, an Indexed Strategy could have no value before the end of a Term due to the Daily Value Percentage, meaning that you would lose 100% of your principal and prior earnings in that Strategy if, before the end of the Term, you were to Surrender or annuitize your Contract, elect a Performance Lock, or a Death Benefit becomes payable.

•   Amounts removed from an Indexed Strategy before the end of a Term may also result in a negative Market Value Adjustment and loss of positive Index performance. In extreme circumstances, a negative Market Value Adjustment could offset 100% of the value of your Indexed Strategies, meaning that you would suffer a complete loss of your principal and prior earnings.

•   Withdrawals from an Indexed Strategy before the end of a Term will proportionally reduce the Investment Base used to calculate the Strategy value through the end of a Term, and this proportional reduction could be larger than the dollar amount of the withdrawal

•   At the end of a Term, ending values of the Strategies for that Term will be reallocated according to your instructions. If you do not send us a reallocation request, your current allocations will automatically continue in the new Term as long as the same Indexed Strategies are available. If an amount cannot be applied to a new Term of that same Indexed Strategy because the Strategy will not be available or because the amount is under the minimum or over the maximum for that Strategy, we will reallocate that amount to another Crediting Strategy as described in the Default Strategy Allocations section of this prospectus.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT CHARGES AND ADJUSTMENTS STRATEGY SELECTIONS AT TERM END DEFAULT STRATEGY ALLOCATIONS
What Are the Risks Associated with the Investment Options?	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Indexed Strategies available under the Contract. Each Investment Option (including the Declared Rate Strategy) will have its own unique risks. You should review the available Investment Options before making an investment decision.	PRINCIPAL RISKS OF INVESTING IN THE CONTRACT INDEXED STRATEGIES

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	RISKS	LOCATION IN PROSPECTUS

The Cap, Upside Participation Rate and Trigger Rate may limit positive Index returns (e.g., limited upside). You may earn less than the Index returns due to the Cap, Upside Participation Rate or Trigger Rate.

•   The gain for a Term of an Indexed Strategy with a Cap is limited to the Cap. For example, if the Index return over the Term is 16% and the Cap for the Strategy is 10%, the gain for the Term is limited to 10%.

•   The gain for a Term of an Indexed Strategy with an Upside Participation Rate is limited by the Upside Participation Rate. For example, if the Index return over the Term is 16% and the Upside Participation Rate for the Strategy is 75%, the gain for the Term is limited to 12% (75% of the increase in the value of the Index).

•   The gain for a Term of an Indexed Strategy with a Trigger Rate is limited to the Trigger Rate. For example, if the Index return over the Term is 16% and the Trigger Rate for the Strategy is 11%, the gain for the Term is limited to 11% (the Trigger Rate).

The Downside Participation Rate, Buffer or Floor will limit negative Index returns (e.g., limited protection in the case of market decline). For example:

•   The loss for a Term of an Indexed Strategy with a Downside Participation Rate is limited by the Downside Participation Rate. For example, if the Index return over the Term is -18% and the Downside Participation Rate is 50%, the loss for the Term is limited to 9% (50% of the negative Index change).

•   The loss for a Term of an Indexed Strategy with a Buffer is limited to the portion of the loss which exceeds the Buffer. For example, if the Index return over the Term is -18% and the Buffer is 10%, the loss for the Term is limited to 8% (the amount that exceeds the Buffer).

•   The loss for a Term of an Indexed Strategy with a Floor is limited to the Floor. For example, if the Index return is -18% and the floor is -10%, the loss for the Term is limited to -10% (the maximum loss under the Floor).

Each Index other than the First Trust Barclays Edge Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the securities composing the Index. This will reduce the Index return for those Indices and will cause their Index returns to underperform a direct investment in the securities composing the Index. The First Trust Barclays Edge Index is an “excess return index” that subtracts a risk-free interest rate from the price and dividend return of the securities. It also deducts fees and costs when calculating Index performance, which will also reduce the Index return and cause their Index returns to underperform a direct investment in the securities composing the Index.

What Are the Risks Related to the Insurance Company?	An investment in the Contract is subject to the risks related to the Company. Any obligations (including obligations under the Indexed Strategies and the Declared Rate Strategy), guarantees, or benefits are subject to the claims paying ability of the Company. Additional information about the Company, including its financial strength ratings, is available upon request by calling 1-800-789-6771.	PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

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	RESTRICTIONS	LOCATION IN PROSPECTUS
Are There Limits on the Investment Options?

Yes.

Purchase Payments.

•   Additional Purchase Payments after the Initial Purchase Payment are only permitted during the Purchase Payment period, which ends two months after the Contract Effective Date. Unless we agree, an additional Purchase Payment cannot be less than the minimum set out in the Contract Specifications section of your Contract, and cannot cause the total Purchase Payments to exceed the maximum set out in the Contract Specifications section of your Contract.

Transfers and Reallocations.

•   You cannot reallocate your value among Crediting Strategies during a Term.

Investment Restrictions.

•   Purchase Payments allocated to the Declared Rate Strategy cannot exceed the 12% Allocation Limit.

•   The 3-year Indexed Strategies are only available for Terms that begin before the end of the fourth Contract Year.

•   The 6-year Indexed Strategies are only available for a Term that starts in the first Contract Year.

Our right to change the Indexed Strategies or Indexes

•   In the future, we may offer new Indexed Strategies. Any new Buffer Strategy will offer protection against loss at least equal to a 5% Buffer. Any new Floor Strategy will offer protection against loss at least equal to a -20% Floor. Any new Downside Participation Rate Strategy will offer protection against loss at least equal to a 75% Downside Participation Rate.

•   For each future Term, we may modify the Positive Return Factor rate for any Indexed Strategy.

•   At the end of a Term, we may stop offering any Indexed Strategy other than the S&P 500 1-Year -10% Floor with Cap Indexed Strategy, which will always be available.

•   For future Terms, we may impose minimum or maximum allocations on an Indexed Strategy. No minimum or maximum shall apply to the S&P 500 1-Year -10% Floor with Cap Indexed Strategy.

•   We have the right to replace or adjust an Index or rate, or the specified market to measure it, if the external market index or rate stops being published or the publication schedule is changed, the calculation of the external market index or rate is changed significantly, the investment fund terminates or there is a significant change in its investment objectives, strategies, or operations, the investment fund or commodity stops being traded on a specified market or the specified market declines in importance, we lose our license or permission to use the index or rate, we determine that hedging instruments are difficult to acquire or the cost of hedging becomes excessive, or under other circumstances approved by regulators. We may do so at the end of a Term or during a Term. The performance of the new or adjusted Index may not be as good as the performance of the old Index. As a result, funds allocated to an Indexed Strategy may earn a return that is lower than the return they would have earned or experience losses greater than the losses they would have experienced if there had been no replacement or adjustment.

PURCHASING THE CONTRACT INITIAL STRATEGY SELECTIONS DEFAULT STRATEGY ALLOCATIONS INDEX REPLACEMENT

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	RESTRICTIONS	LOCATION IN PROSPECTUS
Are There Restrictions on Contract Benefits?

Yes.

•   A withdrawal must be at least $500 and cannot reduce the Account Value to less than the Minimum Required Value set out in the Contract Specifications section of your Contract. The $500 minimum withdrawal amount does not apply to withdrawals to pay advisory fees.

•   An annuitization cannot occur before the first Contract Anniversary. An annuitization for a fixed period cannot be for less than the Minimum Fixed Period Payout set out in the Contract Specifications section of your Contract. Payment amounts under any option must be at least $50 or such higher amount as we may set from time to time.

•   A withdrawal will reduce the amount payable upon Surrender, applied to the Annuity Payout Benefit, or payable as the Death Benefit. In addition, a withdrawal will proportionally reduce the Death Benefit Return of Premium Guarantee, and this proportional reduction could be larger than the dollar amount of the withdrawal.

•   If you elect a Performance Lock, you will not be able to reallocate the locked value until the end of a Term.

•   If you elect a Performance Lock for an Indexed Strategy with a 3-year Term or a 6-year Term, the Term will always end on the next anniversary of the Term start date even if it otherwise would have continued for one or more additional years.

DEATH BENEFIT ANNUITY PAYOUT BENEFIT INDEXED STRATEGY VALUE AFTER PERFORMANCE LOCK ELECTION

	TAXES	LOCATION IN PROSPECTUS
What Are the Contract’s Tax Implications?	You should consult with a tax professional to determine the tax implications of an investment in and Purchase Payments received under the Contract. There is no additional tax benefit to you if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Generally, withdrawals will be subject to ordinary income tax, and if before age 59 1⁄2, may be subject to a penalty tax.	FEDERAL TAX CONSIDERATIONS

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How Are Investment Professionals Compensated?

Some investment professionals may receive compensation for selling the Contract to you. The investment professional providing services to you is compensated by advisory fees based on your agreement with your investment professional. You should ask your investment professional about the advisory fees to be charged in connection with the investment adviser services to be provided, including the amount and timing of those fees, and whether it expects fees to be taken from this Contract or from other assets under management. We may also pay compensation, in certain circumstances referred to as “override” compensations, or reimbursements to wholesaling broker-dealers or other firms or intermediaries in return for wholesaling services such as providing marketing and sales support, transaction processing, product training, and administrative services to the Selling Agents or Selling Broker-Dealers. These investment professionals may have a financial incentive to offer or recommend the Contract over another investment.

DISTRIBUTION OF THE CONTRACTS
Should I Exchange My Contract?	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your existing contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own your existing contract. Some investment professionals may have a financial incentive to offer you a new Contract to replace of your existing contract.	DISTRIBUTION OF THE CONTRACTS

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FEE TABLE

The following tables describe the fees, expenses and adjustments that you will pay when buying, owning, and Surrendering or making withdrawals from an Indexed Strategy or from the Contract. Please refer to the Contract Specifications section of your Contract for information about the specific fees you will pay each year based on the options you have elected. These tables do not reflect any advisory fees that you may choose to have withdrawn from this Contract. If advisory fees were reflected, fees and expenses would be higher.

The first table describes the fees and expenses you will pay at the time that you Surrender or make withdrawals from an Indexed Strategy or the Contract. State premium taxes may also be deducted.

Transaction Expenses	Maximum
Automated Withdrawals	$30 annually

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Account Value is removed from an Indexed Strategy before the expiration of Term.

Contract Adjustments
Daily Value Percentage adjustment Maximum Potential Loss(1) (as a percentage of Strategy value)	100%
Market Value Adjustment Maximum Potential Loss(2) (as a percentage of Account Value minus the value of the Declared Rate Strategy)	100%

(1)	A Daily Value Percentage adjustment will apply if, before the end of a Term, you take a withdrawal, Surrender or annuitize the Contract, elect a Performance Lock, or a Death Benefit becomes payable.
(2)

A Market Value Adjustment will apply if, during the first six Contract Years, you Surrender the Contract or take a withdrawal from an Indexed Strategy, but not including withdrawals to pay advisory fees.

In addition to the fees described above, the Positive Return Factors may limit the amount you can earn on the Indexed Strategies. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

You should understand the risks associated with the Contract before you purchase it. You should carefully consider your income needs and risk tolerance to determine whether the Contract or a particular Indexed Strategy is appropriate for you. The level of risk you bear and your Contract’s potential investment performance will differ depending on the Indexed Strategies you choose.

Market Risk

There is a risk of loss of principal and prior earnings due to the negative performance of an Index if you allocate your Account Value to an Indexed Strategy. Such a loss may be significant. This risk exists because, at the end of that Term, you can lose up to 50% of the money allocated to a Downside Participation Rate Strategy, up to 10% of the money allocated to a -10% Floor Strategy, up to 90% of the money allocated to a 10% Buffer Strategy, or up to 80% of the money allocated to a 20% Buffer Strategy. If you allocate money to one or more Indexed Strategies over multiple Terms, you may lose money each Term, which may result in a cumulative loss of your principal and any prior earnings that is greater than 50% for a Downside Participation Rate strategy, greater than 10% for a -10% Floor Strategy, greater than 90% for a 10% Buffer Strategy, or greater than 80% for a 20% Buffer Strategy.

The S&P 500 1-Year -10% Floor with Cap Indexed Strategy will always be available. At the end of a Term, we may stop offering any other Indexed Strategy. Consequently, any other Indexed Strategy described in this prospectus may not be available after the end of the initial Term. The S&P 500 6-Year 10% Buffer with Upside Participation Rate Indexed Strategy, the S&P 500 6-year 20% Buffer with Upside Participation Rate

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Strategy, the Russell 2000 6-year 10% Buffer with Upside Participation Rate Indexed Strategy, and the Russell 2000 6-year 20% Buffer with Upside Participation Rate Indexed Strategy will only be available for Terms beginning in the first Contract Year. The S&P 500 3-year 10% Buffer with Upside Participation Rate Strategy and the S&P 500 3-year 20% Buffer with Upside Participation Rate Strategy are not available for Terms that begin after the fourth Contract Year. We have the right to replace the Index associated with an Indexed Strategy under certain circumstances.

In the future, we may offer a new Strategy with a Downside Participation Rate that is more or less than 50%, with a Floor that is more or less negative than -10%, or that has a Buffer of more or less than 10%. However, we will not offer a new Buffer Strategy that offers less protection against loss than a 5% Buffer, a Floor Strategy that offers less protection against loss than a -20% Floor, or a Downside Participation Rate Strategy that offers less protection against loss than a 75% Downside Participation Rate.

The risk of loss of principal will be greater if you allocate money to a Strategy with a higher Downside Participation Rate, a lower Floor, or less of a Buffer. In the worst-case scenario, we could eliminate all of the current Indexed Strategies other than the S&P 500 1-Year -10% Floor with Cap Indexed Strategy and offer other new Indexed Strategies with higher Downside Participation Rates, more negative Floors, or lesser Buffers subject to the limits noted above. In those circumstances, your risk of loss of principal would increase and you may earn a return that is lower than the return your investments would have earned if they had been invested in the other Indexed Strategies that are currently available unless you had already limited your allocations to the S&P 500 1-Year -10% Floor with Cap Indexed Strategy and the Declared Rate Strategy and remain in those Strategies. In addition, a reduction in the number of Indexed Strategies that are available may reduce your opportunity to increase your Contract value. If you choose to Surrender the Contract because of changes in the number and/or type of available Indexed Strategies, your Surrender may be subject to a negative Market Value Adjustment that could result in significant loss, Daily Value Percentage adjustments, and taxes, and if before age 59 1⁄2, a penalty tax. If you purchase another annuity contract, it may have different features, fees, and risks than this Contract.

Early Withdrawal Risk

Long Term Nature of the Contract

The Contract is a deferred annuity, which means the Annuity Payout Benefit will begin on a future date. The Contract is unsuitable as a short-term savings vehicle. We designed the Contract to be a long-term investment that you can use to help build a retirement nest egg and provide income for retirement. The limitations, adjustments, and charges included in the Contract reflect its long-term nature.

The Contract and its Indexed Strategies may not be appropriate for investors who plan to take withdrawals (including automated withdrawals, withdrawals to pay advisory fees, and required minimum distributions) during the first six Contract Years, because of the assessment of Market Value Adjustments, or who plan to take withdrawals during Indexed Strategy Terms, because of the application of the Daily Value Percentage. Withdrawals are also subject to the possibility of adverse tax consequences.

Loss Due to Negative Daily Value Percentage Adjustment

Before the end of the Term, if you were to take a withdrawal, Surrender or annuitize the Contract, elect a Performance Lock, or a Death Benefit becomes payable, the Daily Value Percentage calculation may cause the value of a Strategy to be even less than 50% of the money allocated to a Downside Participation Rate Strategy, or less than 90% of the money allocated to a -10% Floor Strategy, or less than 10% for money allocated to a 10% Buffer Strategy, or less than 20% for money allocated to a 20% Buffer Strategy. In extreme circumstances, an Indexed Strategy could have no value before the end of a Term due to the Daily Value Percentage, meaning that you would suffer the loss of 100% of your principal and any prior earnings in a Strategy if, before the end of the Term, you were to Surrender or annuitize your Contract, elect a Performance Lock, or a Death Benefit becomes payable.

Loss Due to Negative Market Value Adjustment

If you take a withdrawal from an Indexed Strategy or Surrender the Contract during the first six Contract Years, the amounts withdrawn or Surrendered may be subject to a Market Value Adjustment, which may be negative and may result in losses in excess of any Floor, Buffer or Downside Participation Rate applicable to the Indexed Strategy. This risk exists for each Indexed Strategy. A negative Market Value Adjustment will reduce the value of the Strategy. This reduction may exceed any prior earnings. In extreme circumstances a negative Market Value Adjustment could offset 100% of the value of your Indexed Strategies, meaning that you would suffer a complete loss of your principal and any prior earnings held in the Indexed Strategies if you were to take a withdrawal from an Indexed Strategy or Surrender the Contract.

Indexed Strategies Risk

An investment in an Indexed Strategy is not an investment in the Index or in the investments tracked by the Index, and you will not own such investments. Your investment in the Indexed Strategies is subject to the risk of poor performance and can vary depending on the performance of the underlying Indices. Each Indexed Strategy will have its own unique risks, and you should review the available Indexed Strategies carefully before making an investment decision. When you invest in an Indexed Strategy, you will be exposed to certain risks, including the following:

Limits on Positive Index Returns at End of Term

Any increase in the value of an Indexed Strategy at the end of a Term is based on the value of the underlying Index at the final Market Close of the Term. The Cap, Upside Participation Rate, or Trigger Rate limits the positive Index return, if any, that may be credited to your Contract for a given Term.

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If the Index rises for the Term, then at the end of the Term the value of an Indexed Strategy with a Cap can never be more than the Investment Base increased by the Cap for that Term even if the Index has risen by more than the Cap.

If the Index rises for the Term, then at the end of the Term the value of an Indexed Strategy with an Upside Participation Rate will be the Investment Base increased by your share of the rise in the Index. Your share of any rise in the Index is equal to the Upside Participation Rate for that Term multiplied by the rise in the Index.

If the Index rises for the Term, then at the end of the Term the value of an Indexed Strategy with a Trigger Rate will be the Investment Base increased by the Trigger Rate for that Term even if the Index has risen by more than the Trigger Rate.

The Cap, Upside Participation Rate or Trigger Rate may result in you earning less than the Index Return. Due to these limitations, in many cases the return on money allocated to an Indexed Strategy with a Cap, or Trigger Rate will not fully reflect the corresponding rise in the Index for the Term and the return on money allocated to an Indexed Strategy with an Upside Participation Rate that is less than 100% will never reflect the entire corresponding rise in the Index for the Term.

The Cap, Upside Participation Rate, or Trigger Rate declared for a Term is for the entire Term for a particular Indexed Strategy. For a 3-year or 6-year Indexed Strategy, the Cap, Upside Participation Rate, or Trigger Rate applies to the entire Term and is not an annual limit. Indexed Strategies can have different Buffers or Floors, which will impact the Cap, Upside Participation Rate or Trigger Rate offered on the Indexed Strategies. The Buffer or Floor, as applicable, will never change for a specific Indexed Strategy. If a different Buffer or Floor is introduced, it will be offered on a new Indexed Strategy.

Possibility of Losses Despite Limits on Negative Index Returns

The Buffer or Floor that is applicable to an Indexed Strategy only provides you with limited protection from negative Index performance at the end of a Term. You could lose a significant amount of your principal and/or prior earnings under the Contract despite these limits on negative Index returns.

Under an Indexed Strategy, the maximum amount of loss that you could experience due to negative Index performance at the end of a Term, after taking into account the minimum limits on Index loss currently provided under the Contract, would be up to 10% of the money allocated to a -10% Floor Strategy, 90% of the money allocated to a 10% Buffer Strategy, 80% of the money allocated to a 20% Buffer Strategy, or 50% of the money allocated to any other Indexed Strategy. You could lose a significant amount of money if an Index declines in value. At the end of a Term, we may stop offering any Indexed Strategy in our discretion. In the future, we may offer new Indexed Strategies that have less protection against negative Index performance. However, the S&P 500 1-Year -10% Floor with Cap Indexed Strategy will always be available.

You also bear the risk that continued negative Index returns may result in the loss of Account Value over multiple Terms. Given that the Floor or Buffer (as applicable) applies only to a single Term, if an Indexed Strategy is credited with losses for multiple Terms, the cumulative loss may exceed any single Term’s stated limit of the Buffer or Floor. In addition, the limits on downside loss provided by the Floor or Buffer, as applicable, are for the entire Term for a particular Indexed Strategy and are not annual limits.

Before the end of a Term, if you make a withdrawal (including withdrawals to pay advisory fees) from an Indexed Strategy, Surrender or annuitize your Contract, elect a Performance Lock, or a Death Benefit becomes payable, you or your beneficiaries (as applicable) will not receive the full protection of the Buffer or Floor in the calculation of the Daily Value Percentage. In order to receive the full protection, the particular transaction must occur on or after the last Market Close of the Term.

Index Changes Over the Course of Term

At the end of a Term, unless you have made a Performance Lock election, we measure the Index change by comparing the Index value at the start of the Term to the Index value at the end day of the Term. This means that if the Index value is lower at the end of the Term, you may experience negative or flat performance even if the Index rose through some, or most, of the Term.

The Contract offers you the opportunity to allocate funds to Indexed Strategies for 1-year, 3-year, or 6-year Terms. For Indexed Strategies with 3-year Terms or 6-year Terms, changes in Strategy value as a direct result of Index performance will only be measured at the start and end of a 3-year period or a 6-year period and not annually.

Limits on Strategy Value Before End of Term

Before the end of a Term, we calculate the value of an Indexed Strategy using a Daily Value Percentage that is not tied directly to the underlying Index. The purpose of this calculation is to shift any potential investment loss on the Company’s general account assets that support the indexed option guarantees from the Company to you when amounts are removed prematurely from an Indexed Strategy. The Daily Value Percentage is applied when you take a withdrawal, Surrender or annuitize your Contract, elect a Performance Lock, or when a Death Benefit becomes payable on a date other than the end of a Term. The Daily Value Percentage includes the prices of hypothetical options. Such option prices will vary from day to day. Any Strategy value calculated using the Daily Value Percentage before the end of a Term will almost always be less, perhaps significantly less, than the value suggested by the rise or fall of the Index. You will bear the risk that the Daily Value Percentage may decrease the Strategy value before the end of a Term. In extreme circumstances, an Indexed Strategy may have no value before the end of a Term, meaning that you would suffer the loss of 100% of your principal and any prior earnings in that Strategy if, before the end of the Term, you were to Surrender or annuitize your Contract, elect a Performance Lock, or a Death Benefit becomes payable.

The Daily Value Percentage includes deductions for the Residual Option Cost and the Trading Cost, which means that any Strategy value before the end of a Term will almost always be less, perhaps significantly less, than the value suggested by the rise or fall of the Index. Because the Residual

Option Cost is a decreasing value, its negative impact on Strategy values will be more pronounced at the start of a Term than at the end of that Term. In addition, even if the Index rises, the Strategy value may be less than the Investment Base due to these deductions.

The Daily Value Percentage is used to calculate the Strategy values if, before the end of a Term, you were to take a withdrawal, Surrender or annuitize your Contract, elect a Performance Lock, or a Death Benefit becomes payable. Accordingly, the Residual Option Cost and Trading Cost will have a negative effect on such values.

For more information on how we determine the prices of hypothetical options, see “Option Prices” in the Contract Adjustments section of the Statement of Additional Information.

No Increases in Value After Performance Lock

If you make a Performance Lock election, the Daily Value Percentage will be locked for the balance of the Term. This means that you will experience flat performance through the balance of the Term even if the Net Option Value increases, you will not benefit from the continued decline in the Residual Option Cost, and your ending Strategy value will not be based on the ending Index value on the last day of the Term.

You may access Daily Value Percentage information for the Indexed Strategies as of the previous day’s Market Close by calling 1-800-789-6771 or by accessing your account online at www.massmutualascend.com. Before electing a Performance Lock, you should consult with your registered investment advisor.

A Performance Lock election is not effective until the second market close after the receipt of your request so you will not be able to determine the Daily Value Percentage that will be locked in. You bear the risk that the Daily Value Percentage that is locked in will be lower than the Daily Value Percentage you last obtained, and lower than the potential Strategy value you would receive at the end of the Term. If you exercise the Performance Lock feature at a time when the Strategy value has declined, you will lock in any loss, which could be significant.

Limits on Reallocations

You can only reallocate money among Crediting Strategies at the end of a Term. If you want to take money out of a Crediting Strategy during a Term, you must Surrender your Contract or take a withdrawal. If you choose to Surrender your Contract or take a withdrawal, your Surrender or withdrawal may be subject to a negative Market Value Adjustment, Daily Value Percentage adjustment, taxes, and if before age 59 1⁄2, a penalty tax. A withdrawal before the end of a Term will proportionally reduce the Investment Base for an Indexed Strategy and the Death Benefit Return of Premium Guarantee, and this proportional reduction could be larger than the dollar amount of the withdrawal.

Effect of Surrenders

If you Surrender your Contract at any time during the first six Contract Years and a Market Value Adjustment applies, the amount payable will reflect the Market Value Adjustment. All or some portion of a withdrawal may be subject to federal and state income taxes and, if taken before age 59 1⁄2, may be subject to a 10% federal penalty tax. If you Surrender your Contract at the end of a Term, the amount payable will reflect any rise or fall of the applicable Indexes over the Term, applicable Positive Return Factor rates and Negative Return Factor rates, and any Market Value Adjustment, which could be negative and could result in significant loss. If you Surrender your Contract before the end of a Term, the amount payable will reflect the applicable Daily Value Percentage, which could significantly reduce the amount you receive upon Surrender, and any negative Market Value Adjustment.

Effect of All Withdrawals

If you take a withdrawal at any time, including any withdrawals to pay advisory fees, we will reduce your Account Value by an amount equal to that withdrawal. A reduction in the Account Value will reduce the amount payable upon Surrender, applied to the Annuity Payout Benefit, or payable as the Death Benefit. In addition, a withdrawal will proportionally reduce the Death Benefit Return of Premium Guarantee and this proportional reduction could be larger than the dollar amount of the withdrawal.

If you take a withdrawal from an Indexed Strategy during the first six Contract Years and a Market Value Adjustment applies, we will also adjust the amount of your withdrawal by the amount of the Market Value Adjustment, which could be negative and could result in significant loss.

Each withdrawal from an Indexed Strategy, including withdrawals under an automated withdrawal program, withdrawals to satisfy a required distribution, and withdrawals to pay advisory fees, will reduce the Strategy value by the dollar amount of the withdrawal and any related Market Value Adjustment. If taken from an Indexed Strategy before the end of a Term, the reduction in Strategy value is determined by the Daily Value Percentage on the date of the withdrawal, or on the locked Daily Value Percentage if you have made a Performance Lock election. Unless you have made a Performance Lock election (which, except for withdrawals, freezes the Strategy value until the end of the Term), a withdrawal before the end of the Term should almost always result in a greater reduction in Strategy value than if the withdrawal had happened at the end of the Term under otherwise identical circumstances. The Investment Base used to calculate the Strategy value through the end of that Term will be reduced in proportion to the reduction in the Strategy value. This means the dollar amount of the proportional reduction in the Investment Base will be more, maybe significantly more, than the dollar amount of the withdrawal and the Market Value Adjustment if the Strategy value immediately before the withdrawal is less than the Investment Base. A reduction in the Investment Base will limit the effect of any rise or fall in the Index for the remainder of the Term.

All or some portion of a withdrawal may be subject to federal and state income taxes and, if taken before age 59½, may be subject to a 10% federal penalty tax. For a further discussion of the tax treatment of withdrawals and Surrenders, please see the “Federal Tax Considerations” section on page 72.

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Market Value Adjustments may significantly reduce Indexed Strategy values, and in extreme circumstances, a negative Market Value Adjustment could result in a complete loss of the value of the Indexed Strategies. A Floor, Downside Participation Rate, or Buffer provides no protection against a negative Market Value Adjustment.

Timing and Effect of Withdrawals Before End of Term

Before taking a withdrawal, you should consider the dates on which the Term(s) of your Indexed Strategies end relative to the timing of that withdrawal.

•	If you take a withdrawal from an Indexed Strategy before the end of a Term, we will immediately reduce the Investment Base for that Indexed Strategy.

•	The reduction will be proportional to the reduction in the Strategy value, which means that the proportional reduction in the Investment Base could be larger than the dollar amount of the withdrawal.

•

Reductions to the Investment Base will have a negative effect on any increases in the Indexed Strategy value for the remainder of that Term, but will reduce any decreases in the Indexed Strategy value for the remainder of that Term.

•	Once the Investment Base for an Indexed Strategy is reduced due to a withdrawal before the end of a Term, it will not increase at any time during the remainder of that Term.

Each withdrawal from an Indexed Strategy before the end of a Term, including withdrawals to pay advisory fees, withdrawals under an automated withdrawal program and withdrawals to satisfy a required distribution, and related Market Value Adjustments, will proportionally reduce the Investment Base.

In order for you to avoid the application of the Daily Value Percentage in calculating the value of an Indexed Strategy, you need to schedule withdrawals to coincide with Term end dates. The Contract is intended for long-term investment purposes and the Contract and its Indexed Strategies may not be appropriate for investors who plan to take withdrawals (including automated withdrawals, withdrawals to pay advisory fees, and required minimum distributions) during the first six Contract Years, because of the assessment of Market Value Adjustments, or who plan to take withdrawals during Indexed Strategy Terms, because of the application of the Daily Value Percentage adjustment.

No Ability to Determine Contract Values in Advance

We will process any withdrawal request at the first Market Close after receipt of your Request in Good Order. This means you will not be able to determine in advance the amount of the proportional reduction in the Investment Base due to the withdrawal. Likewise, you will not be able to determine in advance the amount payable upon Surrender, to be applied to the Annuity Payout Benefit, or payable as the Death Benefit.

A Performance Lock election is effective on the second Market Close after receipt of your Request in Good Order. This means you will not be able to determine in advance the locked Daily Value Percentage that will be applicable to the Indexed Strategy at the time you make a Performance Lock election. The Daily Value Percentage may be higher or lower at the time the Performance Lock election becomes effective than it was when you submitted your Request in Good Order.

Changes in Positive Return Factors and Trading Cost

We set the Positive Return Factor rate (Cap, Upside Participation Rate, or Trigger Rate) for each new Term of an Indexed Strategy. The Positive Return Factor rate for a new Term of an Indexed Strategy may be lower than its Positive Return Factor rate for the current Term. A Cap may be as low as 1%. A Trigger Rate may be as low as 1%. An Upside Participation Rate may be as low as 5%. You risk the possibility that the Positive Return Factor rate for a new Term may be lower than you would find acceptable.

You bear the risk of any negative effect on the Daily Value Percentage and Indexed Strategy values of an increase in the Trading Cost.

Unavailable Indexed Strategies

At the end of a Term, we may stop offering any Indexed Strategy other than the S&P 500 1-Year -10% Floor with Cap Indexed Strategy. Consequently, any other Indexed Strategy you selected may not be available after the end of a Term. In such an event, the Company will amend the prospectus.

The 6-Year Indexed Strategies are not available for Terms beginning after the first Contract Year. The 3-Year Indexed Strategies are not available for Terms beginning after the fourth Contract Year.

When an Indexed Strategy is unavailable for the next Term, you may choose to reallocate the funds held in that Strategy. At least 30 days before the end of each Term, we will send you a written notice with information about the Indexed Strategies that will be available for the next Term.

We may establish minimum and maximum amounts or percentages that may be applied to a given Indexed Strategy. This means that an Indexed Strategy you selected may not be available after the end of a Term because the amount to be applied to that Strategy is less than the minimum we set for the new Term. Likewise, the amount to be applied to an Indexed Strategy may be limited by the maximum we set for the new Term, and the amount over that maximum would be reallocated. At least 30 days before the end of each Term, we will send you a written notice with information about any maximum or minimum that will apply for the next Term. No minimum or maximum shall apply to the S&P 500 1-Year -10% Floor with Cap Indexed Strategy. No minimum shall apply to the Declared Rate Strategy, but allocations to the Declared Rate Strategy are subject to the 12% Allocation Limit.

If at the end of a Term, an amount cannot be applied to a new Term of that same Indexed Strategy because the Strategy will not be available or because the amount is under the minimum or over the maximum for that Strategy, and you do not request a permissible reallocation of that amount, we will reallocate that amount to another Crediting Strategy as described in the Default Strategy Allocations section on page 36. In these cases, any funds that we allocate to the Declared Rate Strategy may earn a return that is lower than the return those funds would have earned if they had been applied to the Indexed Strategy you selected.

If you choose to Surrender the Contract because of changes in the number and/or type of available Indexed Strategies, or because you fail to request a permissible reallocation and you are unhappy with the default allocation, your Surrender may be subject to a negative Market Value Adjustment that could result in significant loss, Daily Value Percentage adjustments, and taxes, and if taken before age 59 1⁄2, a penalty tax. There may be tax consequences if you Surrender your Contract. You should seek advice on tax questions based on your particular circumstances from a tax advisor.

Replacement of an Index

We may replace or adjust an Index or rate, or the specified market to measure it, if the external market index or rate stops being published or the publication schedule is changed, the calculation of the external market index or rate is changed significantly, the investment fund terminates or there is a significant change in its investment objectives, strategies, or operations, the investment fund or commodity stops being traded on a specified market or the specified market declines in importance, we lose our license or permission to use the index or rate, we determine that hedging instruments are difficult to acquire or the cost of hedging becomes excessive, or under other circumstances approved by regulators. We may do so at the end of a Term or during a Term. If we replace or adjust an Index, we will provide notice to you and amend the prospectus. If we replace or adjust an Index during a Term, we will calculate any rise or fall in the Index using the old Index up until the replacement date. After the replacement or adjustment date, we will calculate any rise or fall in the Index using the new Index, but with a modified start of Term value for the new Index. The modified start of Term value for the new Index will reflect the rise or fall in the Index for the old Index from the start of the Term to the replacement or adjustment date. The performance of the new Index may not be as good as the performance of the old Index. As a result, funds allocated to an Indexed Strategy may earn a return that is lower than the return they would have earned or experience losses greater than the losses they would have experienced if there had been no replacement or adjustment.

Involuntary Termination of Contract

If your Account Value on any anniversary of the initial Strategy Application Date is below the minimum value of $5,000 for any reason, we may terminate your Contract on that anniversary. If your Contract has Terms that end on the same date because you made only one Purchase Payment, any involuntary termination will occur on that date. If your Contract has Terms that end on different dates because you made more than one Purchase Payment, any involuntary termination will occur on one of those dates, which will be the end of one Term but not the end of the other Terms. In this case, the Surrender Value payable upon termination of your Contract will reflect the Daily Value Percentages used to calculate the values of Indexed Strategies with Terms that are not ending on the termination date.

No Direct Investment in S&P 500 Index

When you allocate money to an Indexed Strategy that uses the S&P 500 Index, you will not be investing in that Index, or in any stock included in that Index. The S&P 500 Index is calculated without taking into account dividends paid on stocks that make up the S&P 500 Index. In addition, because the performance of an S&P 500 Indexed Strategy is linked to the performance of the S&P 500 Index and not the performance of the stocks included in the Index, your return may be less than that of a direct investment in such stocks. In addition, due to the same limitations, your return may be less than that of a direct investment in a fund that tracks the S&P 500 Index. Due to the Positive Return Factors, any positive return may be less than the performance of the S&P 500 Index or a direct investment in the stocks included in the Index.

No Direct Investment in an iShares ETF

When you allocate money to an Indexed Strategy that uses the iShares MSCI EAFE ETF or iShares U.S. Real Estate ETF, you will not be investing in that exchange-traded fund, the securities or other assets held by the fund, in any underlying index tracked by the fund, or in the securities or other assets held by such underlying index. In addition, because the performance of an iShares ETF is linked to the performance of the share price of the ETF, which is determined by trading on the exchange, and not the performance of its investment portfolio, its underlying index or the components of that index, your return may be less than that of a direct investment in the securities or other assets held by the fund or a direct investment in the components of the fund’s underlying index. In addition, due to the same limitations, your return may be less than that of a direct investment in the fund. Due to the Positive Return Factors, any positive return may be less than the performance of the fund or its investment portfolio.

No Direct Investment in SPDR Gold Shares ETF

When you allocate money to an Indexed Strategy that uses the SPDR Gold Shares ETF, you will not be investing in that exchange-traded fund or in gold. In addition, because the performance of the SPDR Gold Shares ETF is linked to the performance of the share price of the ETF, which is determined by trading on the exchange, and not the performance of its investment portfolio, its underlying index or the components of that index, your return may be less than that of a direct investment in the securities or other assets held by the fund or a direct investment in the components of the fund’s underlying index. In addition, due to the same limitations, your return may be less than that of a direct investment in the fund. Due to the Positive Return Factors, any positive return may be less than the performance of the fund or its investment portfolio.

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No Direct Investment in First Trust Barclays Edge Index

When you allocate money to an Indexed Strategy that uses the First Trust Barclays Edge Index, you will not be investing in that Index, or in any stock or bonds included in that Index. The First Trust Barclays Edge Index is calculated assuming that dividends paid on stocks that make up the First Trust Barclays Edge Index are reinvested. In addition, because the performance of the First Trust Barclays Edge Indexed Strategy is linked to the performance of the First Trust Barclays Edge Index and not the performance of the stocks and bonds included in the Index, and because the Index is an “excess return index” that subtracts a risk-free interest rate from the price and dividend return of the securities, your return will be less than that of a direct investment in such stocks and bonds. Due to the Positive Return Factors, any positive return may be less than the performance of the First Trust Barclays Edge Index.

No Direct Investment in Russell 2000 Index

When you allocate money to an Indexed Strategy that uses the Russell 2000 Index, you will not be investing in that Index, or in any stock included in that Index. The Russell 2000 Index is calculated without taking into account dividends paid on stocks that make up the Russell 2000 Index. In addition, because the performance of a Russell 2000 Indexed Strategy is linked to the performance of the Russell 2000 Index and not the performance of the stocks included in the Index, your return may be less than that of a direct investment in such stocks. In addition, due to the same limitations, your return may be less than that of a direct investment in a fund that tracks the Russell 2000 Index. Due to the Positive Return Factors, any positive return may be less than the performance of the fund or its investment portfolio.

Divergence of Performance

The performance of an Indexed Strategy will diverge from the performance of the underlying Index because changes in the value of an Indexed Strategy at the end of a Term are subject to Positive Return Factors and Negative Return Factors, or the Index change required to qualify for the Trigger Rate and because changes in the value of an Indexed Strategy before the end of a Term are based on the Daily Value Percentage.

Market Risk Related to Indexes

Money allocated to an Indexed Strategy that uses the S&P 500 Index, Russell 2000 Index, or the First Trust Barclays Edge Index is subject to the risk that the market value of the underlying securities that comprise the applicable Index may decline over a Term. Likewise, money allocated to an Indexed Strategy that uses the iShares MSCI EAFE ETF, the iShares U.S. Real Estate ETF, or the SPDR Gold Shares ETF is subject to the risk that the fund’s share price may decline over a Term. The level of the S&P 500 Index, Russell 2000 Index, and the First Trust Barclays Edge Index and the share prices of the SPDR Gold Shares ETF, iShares MSCI EAFE ETF and the iShares U.S. Real Estate ETF may be volatile. Any such market loss in an amount up to the Downside Participation Rate will be reflected in the Indexed Strategy value. This risk applies even if you do not take a withdrawal before the end of a Term. Due to the Positive Return Factors, any positive return may be less than that of a direct investment in such Index.

Geopolitical conflicts could also create economic disruption, including increased market volatility, and presents economic uncertainty. The full impact and duration of these events are difficult to determine in advance. Any such impact could adversely affect the performance of the securities that comprise the Indexes and may lead to losses on your investment in the Indexed Strategies.

The historical performance of an Index does not guarantee future results.

S&P 500 Index. The S&P 500® Index is designed to reflect the large-cap sector of the U.S. equity market and, due to its composition, it also represents the U.S. equity market in general. Any positive change in the S&P 500 Index over a Term will be lower than the total return on an investment in the stocks that comprise the S&P 500 Index because such total return will reflect dividend payments on those stocks and the S&P 500 Index will not reflect those dividend payments. More information about the S&P 500 Index is set out in the Indexes section of this prospectus.

The S&P 500 Index is subject to multiple principal investment risks, such as those related to its investments in large-capitalization companies. The S&P 500 Index tracks a subset of the U.S. stock market, which could cause the S&P 500 Index to perform differently from the overall stock market. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies. In addition, the S&P 500 Index may, at times, become focused in stocks of a particular market sector, which would subject the S&P 500 Index to proportionately higher exposure to the risks of that sector.

iShares MSCI EAFE ETF. The iShares MSCI EAFE ETF is an exchange traded fund that seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada (MSCI EAFE Index). This underlying index includes stocks from Europe, Australasia, and the Far East. It may include large- or mid-capitalization companies. The share price of the iShares MSCI EAFE ETF is tied to the performance of large- and mid-capitalization developed market equites, excluding the U.S. and Canada. The share price may not replicate the performance of the fund, its underlying index, or the components of that index. More information about the iShares MSCI EAFE ETF is set out in the Indexes section of this prospectus. To learn more about the iShares MSCI EAFE ETF, visit iShares.com and search ticker symbol EFA.

The fund is subject to several principal investment risks, such as those related to its investments in large-capitalization and mid-capitalization foreign companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies. Generally, the securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Mid-capitalization companies are also more likely to fail than larger companies. Securities issued by non-U.S. companies are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). Because the fund is an ETF, it is also exposed to the risks associated

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with the operation of any ETF. The value of its shares, which are valued based on their trading prices in the secondary market, may change rapidly and unpredictably and may trade at premiums or discounts to the fund’s net asset value.

The principal investment risks of the fund are described in the fund’s prospectus, including the following risks: asset class risk, authorized participant concentration risk, concentration risk, currency risk, cybersecurity risk, equity securities risk, financials sector risk, geographic risk, index-related risk, issuer risk, large-capitalization companies risk, management risk, market risk, market trading risk, mid-capitalization companies risk, national closed market trading risk, non-U.S. securities risk, operational risk, passive investment risk, reliance on trading partners risk, risk of investing in developed countries, risk of investing in Japan, securities lending risk, structural risk, tracking error risk and valuation risk.

iShares U.S. Real Estate ETF. The iShares U.S. Real Estate ETF is an exchange traded fund that seeks to track the investment results of an index composed of U.S. equities in the real estate sector (Dow Jones U.S. Real Estate Index). This underlying index may include large-, mid- or small-capitalization companies. A significant portion of the underlying index is represented by real estate investment trusts (REITs), but the components are likely to change over time. The share price of the iShares U.S. Real Estate ETF is tied to the performance of the real estate sector. The share price may not replicate the performance of the fund, its underlying index, or the components of that index. More information about the iShares U.S. Real Estate ETF is set out in the Indexes section of this prospectus. To learn more about the iShares U.S. Real Estate ETF, visit iShares.com and search ticker symbol IYR.

The fund is subject to several principal investment risks, such as those related to its investments in large-, mid- and small-capitalization U.S. companies in the real estate sector. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies. Generally, the securities of smaller companies (including mid- and small-capitalization companies) may be more volatile and may involve more risk than the securities of larger companies. Smaller companies are also more likely to fail than larger companies. Companies that invest in real estate are highly sensitive to the risks of owning real estate, to general and local economic conditions and developments in the real estate market, and to changes in interest rates. Many companies that invest in real estate utilize leverage (and some may be highly leveraged), which increases investment risk, and could potentially magnify the fund’s losses. Because the fund is an ETF, it is also exposed to the risks associated with the operation of any ETF. The value of its shares, which are valued based on their trading prices in the secondary market, may change rapidly and unpredictably and may trade at premiums or discounts to the fund’s net asset value.

The principal investment risks of the fund are described in the fund’s prospectus, including the following risks: asset class risk, authorized participant concentration risk, concentration risk, cybersecurity risk, dividend risk, equity securities risk, index-related risk, issuer risk, large-capitalization companies risk, management risk, market risk, market trading risk, mid-capitalization companies risk, operational risk, passive investment risk, real estate investment risk, risk of investing in the United States, securities lending risk and tracking error risk.

SPDR Gold Shares ETF. The SPDR Gold Shares ETF represents units of beneficial interest in, and ownership of, the SPDR Gold Trust, an exchange traded fund that holds gold bullion. The investment objective of the trust is for the shares to reflect the performance of the price of gold bullion, less the trust’s expenses. The shares are designed to mirror as closely as possible the price of gold, and the value of the shares relates directly to the value of the gold held by the trust, less its liabilities. The price of gold has fluctuated widely over the past several years and the shares have experienced significant price fluctuations. The value of the gold held by the trust is determined using the London Bullion Market Association (LBMA) Gold Price PM. The Gold Shares trade on the NYSE Arca under the symbol GLD. For more information, visit www.spdrgoldshares.com.

The fund is subject to several principal investment risks related to the price of gold. The price of gold has fluctuated widely over the past several years and the shares have experienced significant price fluctuations. Several factors may affect the price of gold, including:

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Global gold supply and demand, which is influenced by such factors as gold’s uses in jewelry, technology, and industrial applications, purchases made by investors in the form of bars, coins, and other gold products, forward selling by gold producers, purchases made by gold producers to unwind gold hedge positions, central bank purchases and sales, and production and cost levels in major gold producing countries such as China, the United States and Australia;

•	Global or regional political, economic, or financial events and situations, especially those unexpected in nature;

•	Investors’ expectations with respect to the rate of inflation;

•	Currency exchange rates;

•	Interest rates;

•	Investment and trading activities of hedge funds and commodity funds; and

•	Other economic variables such as income growth, economic output, and monetary policies.

The principal investment risks of the fund are described in the fund’s prospectus, including the following risks: price risk, passive investment risk, trading market risk, risk of loss, damage, theft, or restriction on access, and risks related to the fund’s ETF structure.

First Trust Barclays Edge Index. The First Trust Barclays Edge Index is designed to combine capital strength and value equity investment methodologies with a mix of US Treasury futures indexes for the potential to provide stable returns over time. The First Trust Barclays Edge Index consists of an equity component that combines stocks from the Capital Strength Index and the Value Line® Dividend Index. The Capital Strength Index starts with the largest 500 companies in the NASDAQ US benchmark index and then reduces the selection universe by screening for companies that meet minimum criteria including cash and/or short-term investments on their balance sheets, low debt-to-market cap ratios and attractive return-on-equity. It then selects the top 50 names from this smaller universe based on low historical volatility. The Value Line Dividend Index starts with the universe of stocks published in its The Value Line Investment Survey publication and then selects those with a Value Line® Safety Rank of 1 or 2, with attractive dividends and market cap of one billion dollars or above. It then equally weights all stocks that meet those conditions (generally, around 160-200 stocks). The First Trust Barclays Edge Index then combines the stocks represented in The Capital Strength

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Index and the Value Line® Dividend Index with an equal-weight assigned to each underlying index and rebalanced back to equal-weight on a monthly basis. Furthermore, since the index is on an excess return basis (i.e., it returns the index performance in excess of risk-free rates), the risk-free return is deducted from the equity underliers. The risk-free rate used in this calculation is the U.S. Fed Funds Rate published by the Federal Reserve of New York (ticker: FEDL01) for each day divided by 360 as outlined in the Index Rulebook. No such adjustment is needed to the US Treasury futures indexes as these securities returns are naturally on an excess return basis.

The Index uses an optimizer to evaluate its exposure to stocks and US Treasury futures indexes on a daily basis to target a 7% volatility level. This volatility control mechanism aims to target or limit the volatility of the index return over time by adjusting the exposure of the index constituents through a rules-based process called mean-variance optimization. The optimizer defines risk using both shorter- and longer-term measures of historical realized volatility. It then seeks to determine the allocations between the equity and US Treasury futures index that produce the highest expected return for the target volatility level, subject to constraints. Depending on the constraints of the optimizer at the time, the Index may or may not allocate to the US Treasury futures indexes. When the volatility measures are low, the index can have exposure greater than 100%. However, the optimizer is constrained such that the exposure can never be greater than 225%. Likewise, when volatility is high, the index exposure can be less than 100%. In addition, the First Trust Barclays Edge Index generally rebalances based on end-of-day values in the event there is a deviation in the index component weights of 10% or more, on an absolute basis, from the previous index rebalance value.

The performance of the First Trust Barclays Edge Index reflects the deduction of operating costs and rebalancing costs from the valuation of the underlying indexes. These costs, deducted as an annualized percentage on a daily basis, are fixed for the underlying indexes. The operating costs for the First Trust Barclays Edge Index range from 0.20% to 0.60%, and the rebalancing costs for the First Trust Barclays Edge Index range from 0.02% to 0.03%. The operating costs represent an estimate of the costs that would be incurred to buy and sell the index components. The rebalancing costs represent an estimate of the costs that would be incurred each time the Index rebalances due to changes in weightings of the Index components. The deduction of these costs occurs at the First Trust Barclays Edge Index level (i.e., the return on the First Trust Barclays Edge Index is reduced based on the applicable operating and rebalancing costs).

The principal risks of the First Trust Barclays Edge Index include:

DEBT SECURITIES RISK. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by a portfolio may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

EQUITY SECURITIES RISK. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of a portfolio’s assets and distributions may decline.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in an underlying portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. A portfolio may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Higher market interest rates may reduce returns for the First Trust Barclays Edge Index. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

MARKET RISK. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the market and investment portfolios. For example, the coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, had negative impacts, and in many cases severe impacts, on markets worldwide. As this global pandemic illustrated, such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. These events also adversely affect the prices and liquidity of portfolio securities or other instruments and could result in disruptions in the trading markets.

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REIT RISK. REITs typically own and operate income-producing real estate, such as residential or commercial buildings, or real estate related assets, including mortgages. As a result, investments in REITs are subject to the risks associated with investing in real estate, which may include, but are not limited to: fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate sector. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities. REITs may have also a relatively small market capitalization which may result in their shares experiencing less market liquidity and greater price volatility than larger companies. Increases in interest rates typically lower the present value of a REIT’s future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors’ collective perceptions of future earnings, the value of a portfolio that holds REITs will generally decline when investors anticipate or experience rising interest rates.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies (such as Ginnie Mae) are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities (such as Fannie Mae and Freddie Mac) are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. government.

VOLATILITY CONTROL RISK. Volatility is a measure of the extent of variation in the returns of an asset over a period of time. The Index may reduce its exposure to one or more markets during periods of volatility in order to mitigate volatility in the value of the Index. During times when the Index reduces its market exposure in response to volatility, the Index will not fully participate in the growth in that market. Reducing market exposure during periods of volatility may mitigate the impact of short-term, significant market fluctuations in the Index’s return, but may also cause the Index to not fully participate in recoveries in those markets. There is no guarantee that any volatility control methodology will be successful.

Russell 2000 Index. The Russell 2000® Index measures the performance of the small-cap segment of the US equity universe. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. Any positive change in the Russell 2000® Index over a Term will be lower than the total return on an investment in the stocks that comprise the Russell 2000® Index because such total return will reflect dividend payments on those stocks and the Russell 2000® Index will not reflect those dividend payments.

The Russell 2000® Index includes approximately 2,000 of the smallest companies, based on a combination of their market cap and current index membership, that are included in the Russell 3000® Index. The Russell 3000® Index measures the performance of the largest 3,000 US companies, which represents the vast majority of the investable US equity market.

The Russell 2000 Index is subject to multiple principal investment risks, such as those related to its investments in small-cap companies. Compared to mid- and large-cap companies, small-cap companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile. The Russell 2000 Index tracks a subset of the U.S. stock market, which could cause the Russell 2000 Index to perform differently from the overall stock market. Market conditions could cause the small-cap category to fall out of favor with investors. Stocks of smaller companies may be more volatile than those of larger companies because of, among other things, narrower product lines and more limited financial resources. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Market Risk Related to Option Prices

Before the end of a Term, money allocated to an Indexed Strategy is subject to the risk that changes in the related option prices may have a negative effect on the value of the Indexed Strategy. This risk applies only if you Surrender your Contract or take a withdrawal (including withdrawals to pay advisory fees) before the end of a Term.

Performance Lock Risk

If you make a Performance Lock election, you will no longer participate in the positive or negative performance of the Index over the remainder of the Term. This means the value of the Indexed Strategy cannot increase for the remainder of the Term, even if the Index rises over the remainder of the Term.

A Performance Lock does not lock the Market Value Adjustment. After a Performance Lock election, the Strategy value continues to be subject to the Market Value Adjustment that may apply on a withdrawal or Surrender, and the Market Value Adjustment that may apply on any given day will continue to vary. A Market Value Adjustment could be negative and could result in significant loss, and in extreme circumstances, a negative Market Value Adjustment could result in a complete loss of the value of the Indexed Strategies.

A Performance Lock election is effective on the second Market Close after receipt of your Request in Good Order. This means you will not be able to determine in advance the gain or loss applicable to the Indexed Strategy when electing a Performance Lock. The gain or loss may be higher or lower at the time the Performance Lock election goes effective than it was when you submitted your Request in Good Order.

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Declared Rate Strategy Risk

We set a Declared Rate for each new 1-year Term of the Declared Rate Strategy. The Declared Rate will never be less than the guaranteed minimum interest rate from 0.15% to 3.0% set out in the Declared Rate Strategy endorsement included in your Contract. The guaranteed minimum interest rate set out in the endorsement will never be less than the minimum interest rate required for fixed annuity contracts on the Contract Effective Date under the Standard Nonforfeiture Law of the state in which your Contract is issued. You risk the possibility that the Declared Rate for a new Term may be lower than you would find acceptable.

Regulatory Risk

MassMutual Ascend Life is not an investment company. Neither MassMutual Ascend Life nor the separate account that we established in connection with the Contracts is registered as an investment company under the Investment Company Act of 1940. The protections provided to investors by that Act are not applicable to the Contract.

Insurance Company Risk

No company other than MassMutual Ascend Life has any legal responsibility to pay amounts owed under the Contract. You should look to the financial strength of MassMutual Ascend Life for its claims-paying ability.

Our general account assets fund the guarantees provided in the Contracts. The assets are subject to our general business operation liabilities and claims of our creditors and may lose value. We established a non-unitized separate account for the purpose of supporting our obligation to adjust the Indexed Strategy values based on the Daily Value Percentage or rise or fall of the Index. The assets in the non-unitized separate account are not chargeable with liabilities arising out of any other business that we conduct but may lose value. The non-unitized separate account differs from the unitized separate accounts that support our variable annuity contracts. As a result, unlike the owner of a traditional variable annuity who has a beneficial interest in, and participates in the performance of, the assets of the related unitized separate account, you do not have any interest in or claim on the assets in the non-unitized separate account and you will not participate in any way in the performance of assets held in that account.

Business Disruption and Cybersecurity Risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyberattacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption, and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyberattacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyberattacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, intermediaries, and other affiliated or third-party service providers may adversely affect us, our business operations and your Account Value and interfere with our ability to process contract transactions and calculate Account Values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website, impact our ability to calculate Account Values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities of which the Indices are comprised, which may cause the Indices to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your Account Value. There can be no assurance that we or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your Contract.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners, impact our ability to calculate Account Value, or have other adverse impacts on our operations. These events may also negatively affect our service providers and intermediaries, and issuers of securities of which the Indices are comprised, which may cause the Indices to lose value. There can be no assurance that we or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

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BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes the information about the benefits available under the Contract.

Standard Benefits
Name of Benefit	Purpose	Current Charge	Maximum Charge	Brief Description of Restrictions / Limitations
Death Benefit Return of Premium Guarantee	Pays a Death Benefit Amount of the greater of the Account Value or the Death Benefit Return of Premium Guarantee Amount if the Owner dies during the Accumulation Period	No charge	N/A

•  Only available during Accumulation Period

•  Withdrawals may result in a reduction of the Death Benefit Return of Premium Guarantee that is greater than the amount of the withdrawal

•  If the Death Benefit value becomes payable before the end of a Term, it will be subject to a Daily Value Percentage adjustment, or the locked Daily Value percentage if you have made a Performance Lock election

Extended Care Waiver	Surrender may be made without a Market Value Adjustment if the Owner is confined to a qualifying licensed hospital or long-term care facility for at least 90 days	No charge	N/A

•  Only available during the Accumulation Period

•  First day of confinement must be after the Contract Effective Date

•  The confinement must continue for at least 90 consecutive days after the later of the first contract anniversary or the first date of confinement

•  Surrender must be at least 90 days after first Contract Anniversary

•  Not available in all states

Terminal Illness Waiver	Surrender may be made without a Market Value Adjustment if the Owner is diagnosed with a terminal illness by a physician	No charge	N/A

•  Only available during the Accumulation Period

•  The diagnosis must be rendered after the Contract Effective Date

•  Surrender must be on or after first Contract Anniversary

•  The Owner’s life expectancy must be less than 12 months from the date of diagnosis

•  Not available in all states

Performance Lock	Permits you to lock in the Daily Value Percentage of an Indexed Strategy before the end of the Term	No charge	N/A

•  Only available during the Accumulation Period

•  May only be used with S&P 500 Indexed Strategies (excluding Trigger Strategies), the Russell 2000 Indexed Strategies, and the First Trust Barclay’s Edge Indexed Strategies

•  You may only make a Performance Lock election for an eligible Indexed Strategy once per Term.

•  A Performance Lock for an Indexed Strategy with a 3-year or 6-year Term will always cause the Term to end on the next anniversary of the Term, regardless of how many years are left in the Term

•  If you elect a Performance Lock, you will not be able to reallocate the locked value until the end of a Term.

•  Not available for Contracts issued in Missouri with a Contract Effective Date before May 21, 2025

Automated Withdrawals	Permits automated withdrawals from the Contract	No charge	$30 annually

•  Only available during the Accumulation Period

•  Automated withdrawals during the first six Contract Years may be subject to a Market Value Adjustment

•  Automated withdrawals taken before the end of a Term will be subject to a Daily Value Percentage adjustment

•  Automated withdrawals could result in significant loss due to taxes and reduce your ability to take full advantage of any positive Index performance at the end of a Term

•  Like other withdrawals, automated withdrawals reduce the Death Benefit Return of Premium Guarantee proportionally, and, if taken from an Indexed Strategy before the end of a Term, reduce the Strategy’s Investment Base proportionally. The reduction in the Death Benefit Return of Premium Guarantee and Investment Base could be significantly larger than the amount of the withdrawal. You should discuss the impact of

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Standard Benefits
Name of Benefit	Purpose	Current Charge	Maximum Charge	Brief Description of Restrictions / Limitations
taking such withdrawals with your financial professional before electing to do so • We may discontinue Automated withdrawals at any time

Advisory Fee Withdrawals	Permits manual or automated withdrawals from the Contract to pay advisory fees	No charge	N/A

•  Only available during the Accumulation Period

•  Only available for advisory fees up to 1.5% per year that relate solely to services rendered with respect to this Contract.

•  Manual or automated withdrawals to pay advisory fees are exempt from a Market Value Adjustment

•  Manual or automated withdrawals to pay advisory fees are exempt from the $500 minimum withdrawal requirement

•  Manual or automated withdrawals from an Indexed Strategy to pay advisory fees before the end of a Term will be subject to a Daily Value Percentage adjustment

•  Manual or automated withdrawals from an Indexed Strategy to pay advisory fees could reduce your ability to take full advantage of any positive Index performance at the end of a Term

•  We may discontinue automated withdrawals of advisory fees at any time

•  Based on current guidance, most manual or automated withdrawals to pay advisory fees should not be subject to income tax. However, tax laws are subject to change, and it is possible that a withdrawal to pay fees could be subject to federal and state income taxes, and if made before age 59 1⁄2, to a 10% federal penalty tax

•  Like other withdrawals, manual or automated withdrawals to pay advisory fees reduce the Death Benefit Return of Premium Guarantee proportionally, and, if taken from an Indexed Strategy before the end of a Term, reduce the Strategy’s Investment Base proportionally. The reduction in the Death Benefit Return of Premium Guarantee and Investment Base could be significantly larger than the amount of the withdrawal. You should discuss the impact of taking such withdrawals with your financial professional before electing to do so

CHARGES AND ADJUSTMENTS

Daily Value Percentage Adjustment

Each day before the final Market Day of a Term, the value of an Indexed Strategy is the Investment Base increased or decreased by the Daily Value Percentage. If, before the final Market Day of a Term, you take a withdrawal, Surrender or annuitize your Contract, elect a Performance Lock, or a Death Benefit becomes payable, we will apply a Daily Value Percentage adjustment to determine the value of an Indexed Strategy before the end of a Term, and, if you have elected a Performance Lock, to determine the value of an Indexed Strategy for the balance of a Term. The purpose of this calculation is to shift any potential investment loss on the Company’s general account assets that support the indexed option guarantees from the Company to you when amounts are removed prematurely from an Indexed Strategy. The Daily Value Percentage includes the prices of hypothetical options and is calculated by subtracting the Residual Option Cost and Trading Cost from the Net Option Price. The Residual Option Cost and Trading Cost are charges for unwinding the investment before the end of a Term. These charges reduce the Indexed Strategy value which means that any Indexed Strategy value before the end of a Term will almost always be less, perhaps significantly less, than the value suggested by the rise or fall of the Index. Because the Residual Option Cost is a decreasing value, its negative impact on Strategy values will be more pronounced at the start of a Term than at the end of that Term. In addition, even if the Index rises, the Strategy value may be less than the Investment Base due to these deductions. A negative Daily Value Percentage adjustment could result in significant loss, even if the Index is performing positively. Before the end of a Term, if you take a withdrawal, Surrender or annuitize your Contract, elect a Performance Lock, or a Death Benefit becomes payable, the reduction in Indexed Strategy value due to the Residual Option Cost and Trading Cost may cause a loss to exceed the -10% Floor or 50% Downside Participation Rate, and may eliminate the benefit of the 10% Buffer or 20% Buffer. The Residual Option Cost and Trading Cost are determined each time the Daily Value Percentage is calculated or when a Performance Lock election is made. As a result, in extreme circumstances, an Indexed Strategy may have no value before the end of a Term due to the Daily Value Percentage, meaning that you would suffer the loss of 100%

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of your principal and any prior earnings in that Strategy if, before the end of the Term, you were to Surrender or annuitize your Contract, elect a Performance Lock, or a Death Benefit becomes payable. For more information on the Residual Option Cost and Trading Cost, please see the “Indexed Strategy Value Before End of Term” section beginning on page 46.

You may access Daily Value Percentage information for the Indexed Strategies as of the previous day’s Market Close by calling 1-800-789-6771 or by accessing your account online at www.massmutualascend.com. This value can fluctuate daily, and the current value quoted may differ from the actual value calculated at the time of adjustment.

See “Contract Adjustments” in the Statement of Additional Information for more details, including examples illustrating the operation of the Daily Value Percentage adjustment.

Market Value Adjustment

A Market Value Adjustment may apply if, during the first six Contract Years, you take a withdrawal from an Indexed Strategy or Surrender your Contract. After that, the Market Value Adjustment does not apply.

We impose a Market Value Adjustment to protect us against interest rate fluctuations and to allow us to invest assets for a longer duration, which supports higher declared interest rates, Caps, Upside Participation Rates, and Trigger Rates. A negative Market Value Adjustment may also reimburse us for contract sales expenses, including distribution, promotion, and acquisition expenses. In extreme cases, a negative Market Value Adjustment could offset 100% of the value of your Indexed Strategies, meaning that you would suffer a complete loss of your principal and any prior earnings held in the Indexed Strategies if you were to take a withdrawal or Surrender the Contract.

During the first six Contract Years, the Market Value Adjustment applies to each withdrawal from an Indexed Strategy, including withdrawals under an automated withdrawal program and withdrawals taken to satisfy a required distribution, but not including withdrawals to pay advisory fees. The Market Value Adjustment does not apply to Death Benefit payments or Annuity Payout Benefit payments. The Market Value Adjustment does not apply to any amount withdrawn from the Purchase Payment Account or Declared Rate Strategy.

A Market Value Adjustment may be positive or negative. The Market Value Adjustment equals the MVA factor multiplied by the amount subject to the adjustment. An MVA factor and the resulting Market Value Adjustment are not subject to a maximum or limit.

For Contracts issued on or after May 21, 2025: The Market Value Adjustment will be negative and will decrease the value of the Indexed Strategies, perhaps significantly, if the MVA Index Interest Rate has gone up since the Contract Effective Date. The Market Value Adjustment will be positive and will increase the value of the Indexed Strategies if the MVA Index Interest Rate has fallen since the Contract Effective Date.

For Contracts Issued before May 21, 2025: The Market Value Adjustment will be negative and will decrease the value of the Indexed Strategies, perhaps significantly, if the MVA Index Interest Rate has gone up, or, if applicable, has fallen by the amount of a spread factor or less. The Market Value Adjustment will be positive and will increase the value of the Indexed Strategies if the MVA Index has fallen since the Contract Effective Date, or, if applicable, has fallen by more than the amount of a spread factor. The applicable spread factor, if any, is 0.25%. A spread factor is not applicable for Contracts issued in certain states.

See “Appendix C: State Variations” for more information on the Market Value Adjustment applicable to certain Contracts with a Contract Effective Date before May 21, 2025.A Market Value Adjustment may significantly reduce your Account Value.

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If you take a withdrawal from your Contract, the amount subject to the Market Value Adjustment is the amount you withdraw from an Indexed Strategy, which includes any amount needed to pay the Market Value Adjustment. This means that at your direction either we will adjust the amount paid to you to reflect the Market Value Adjustment or we will increase the amount withdrawn as needed to cover the Market Value Adjustment.

•	If you Surrender your Contract, the amount subject to the Market Value Adjustment is the sum of your Indexed Strategy values.

•	If you Surrender your Contract, the amount subject to the Market Value Adjustment will not include the amount, if any, that qualifies for a waiver as described below.

When you request a withdrawal, you can instruct us to reduce the amount we pay you by the amount of a negative Market Value Adjustment, or we will increase the amount we pay you by the amount of a positive Market Value Adjustment. If you instead instruct us to pay you the specific withdrawal amount, we will reduce your Account Value by both the requested specific withdrawal amount plus the amount of needed to pay a negative Market Value Adjustment or minus the amount provided by a positive Market Value Adjustment. In this case, since you opted not to pay the Market Value Adjustment out of your withdrawal proceeds, we treat a negative Market Value Adjustment as an additional requested withdrawal or a positive Market Value Adjustment as a credit that need not be withdrawn from the Indexed Strategy values. We will apply the Market Value Adjustment to both the specified withdrawal amount, as well as any amounts we withdraw to cover a negative Market Value Adjustment.

For example, if you request that $10,000 be withdrawn at the end of a Term when you have no funds in the Declared Rate Strategy and a -5% MVA factor is in effect, a $500 Market Value Adjustment would apply (5% of $10,000 withdrawn). You would receive $9,500 ($10,000—$500), minus any income tax withholding. If you requested such a withdrawal before the end of a Term, an adjustment for the Daily Value Percentage would also apply.

You may access information about the MVA Factor as of the previous Market Close by calling 1-800-789-6771. You will not know the MVA Factor applied to your withdrawal or Surrender on the day you request a withdrawal or Surrender because the information we provide is current as of the Market Close on the Market Day prior to the date you make your inquiry.

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MVA Index

The Market Value Adjustment depends on changes in the MVA Index Interest Rate since the Contract Effective Date and the amount of time remaining until the sixth Contract Anniversary. The MVA Index is the ICE BofA 5-10 Year US Corporate Bond Index.

The ICE BofA 5-10 Year US Corporate Bond Index measures market performance of USD-denominated investment grade corporate debt publicly issued in the U.S. domestic market with a remaining term to final maturity between 5 and 10 years.

ICE Data Indices, LLC and its affiliates (“ICE BofA”) indices and related information, the name “ICE BofA”, and related trademarks, are intellectual property licensed from ICE BofA, and may not be copied, used, or distributed without ICE BofA’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed, or promoted by ICE BofA. ICE BofA MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

We may replace the MVA Index if it is discontinued, or we are no longer able to use it, or its calculation changes substantially. We may do so at the end of a Term or during a Term. We will notify you in writing at least 30 days before we replace an Index. Please see the example in the “Index Replacement” section on page 55.

See “Contract Adjustments” in the Statement of Additional Information for more details, including examples illustrating the operation of the Market Value Adjustment.

Market Value Adjustment Waivers

Extended Care Waiver. We will waive any negative Market Value Adjustments that would otherwise apply on a Surrender of your Contract if you make a Request in Good Order and:

•	your Contract includes the waiver rider for extended care;

•	you are confined in a long-term care facility or hospital and the confinement is prescribed by a physician and is medically necessary;

•	the first day of the confinement is after the Contract Effective Date; and

•	the Surrender occurs at least 90 days after the first Contract Anniversary; and

•	the confinement has continued for at least 90 consecutive days after the later of the first contract anniversary or the first date of confinement.

You must provide us with satisfactory proof that you meet these conditions before the date of the Surrender. There is no charge for this rider, but it may not be available in all states. You do not need to take any action to add this waiver rider. This waiver does not apply to a withdrawal of less than your full Surrender Value.

Terminal Illness Waiver. We will waive any negative Market Value Adjustment that would otherwise apply on a Surrender of your Contract if you make a Request in Good Order and:

• your Contract includes the waiver rider for terminal illness;

• you are diagnosed with a terminal illness by a physician and, as a result of the terminal illness, you have a life expectancy of less than 12 months from the date of diagnosis; and

• the diagnosis is rendered by a physician after the Contract Effective Date; and

• the Surrender occurs on or after the first Contract Anniversary.

You must provide us with satisfactory proof that you meet these conditions before the date of the Surrender. There is no charge for this rider, but it may not be available in all states. You do not need to take any action to add this waiver rider. This waiver does not apply to a withdrawal of less than your full Surrender Value.

State Limitations. In some states, our ability to waive fees or charges may be limited by applicable laws, regulations, or administrative positions. See “Appendix C: State Variations” for information about availability in your state.

Automated Withdrawal Program Charges

Currently, we do not charge a fee to participate in an automated withdrawal program. However, we reserve the right to impose an annual fee in such amount as we may then determine to be reasonable for participation in the automated withdrawal program. If imposed, the fee will not exceed $30 annually.

Advisory Fees

The Contract is intended to be used by investors who have engaged an investment advisor representative to manage their Contract for a fee. Such fees and expenses are separate from any fees and expenses you may pay under the Contract. If an investor elects to pay the advisory fee from his

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or her Contract value, then this deduction, like all other withdrawals, will reduce the Death Benefit and Contract value. Deduction of advisory fees from an Indexed Strategy before the end of the Term could result in potentially significant loss due to the Daily Value Percentage adjustment and forfeiture of potential increases resulting from Index performance at the end of the Term, which could limit any growth in Contract value. The reduction in the Death Benefit Return of Premium Guarantee could be significant and more than the dollar amount of the withdrawal. Based on current guidance, most withdrawals from the Contract to pay advisory fees should not be subject to income tax. However, tax laws are subject to change, and it is possible that a withdrawal to pay fees could be subject to federal and state income taxes, and if taken before age 59 1⁄2, may also be subject to a 10% federal penalty tax. Given the adverse consequences of withdrawing advisory fees from Indexed Strategies before the end of a Term, an investor should consider paying advisory fees from some other source, such as amounts in the Declared Rate Strategy or other assets. Please consult with your investment advisor representative for more details about your fee-based program.

Premium and Other Taxes

We reserve the right to deduct from the Purchase Payment or Account Value any taxes relating to the Contract paid by us to any government entity (including, but not limited to, premium taxes, additional taxes, and maintenance taxes on insurers, Federal, state and local withholding of income, estate, inheritance, or other taxes required by law from annuity Purchase Payments, and any new or increased taxes on insurers or annuity Purchase Payments that may be enacted into law).

Currently some state governments impose premium taxes, additional taxes, and maintenance taxes on insurers based on annuity Purchase Payments received or applied to an annuity payout benefit. These taxes currently range from zero to 3.5% depending upon the jurisdiction and the tax qualification of the Contract. A federal premium tax has been proposed but not enacted. We may deduct any such premium or other taxes from the Purchase Payments or the Account Value at the time that the tax is imposed. We may also deduct any such tax not previously deducted from the Annuity Payout value or Death Benefit value.

We reserve the right to deduct from the Contract for any income taxes that we incur because of the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.

PURCHASING THE CONTRACT

You may purchase a Contract only through a registered representative of a broker-dealer that has a selling agreement with our affiliated underwriter, MM Ascend Life Investor Services, LLC.

Any Owner or Annuitant must be age 80 or younger on the Contract Effective Date. To determine eligibility, we will use the person’s age on his/her last birthday. We may make exceptions with respect to the maximum issue age in our discretion.

The Contract is not available in all states. To find out if it is available in the state where you live, ask your registered representative. The Contract may not be available for purchase during certain periods. There are a number of reasons why the Contract periodically may not be available, including that we may want to limit the volume of sales of the Contract. You may wish to speak to your registered representative about how this may affect your purchase. For example, in order to purchase the Contract, you may be required to submit your application prior to a specific date. In that case, if there is a delay because your application is incomplete or otherwise not in good order, you might not be able to purchase the Contract. Your broker-dealer may impose conditions on the purchase of the Contract, such as a lower maximum issue age, than we or other selling firms impose. In addition, Selling Broker-Dealers may not make certain indexed strategies available. If you have any questions, you should contact your Selling Agent or his or her Selling Broker Dealer. We reserve the right to reject any application at our discretion. We also reserve the right to discontinue the sale of the Contracts at any time.

Purchase Payments

The Contract is a modified single premium annuity contract. This means you may make one or more Purchase Payments during the Purchase Payment period. The Purchase Payment period begins on the Contract Effective Date. It will end two months after the Contract Effective Date.

The initial Purchase Payment must be at least $25,000. Unless we agree, each additional Purchase Payment must be at least $10,000. You will need our prior approval if you want to make total Purchase Payments of more than $1,500,000.

We must receive your initial Purchase Payment on or before the Contract Effective Date. We must receive each additional Purchase Payment on or before the last day of the Purchase Payment period. We will not accept any Purchase Payment that we receive after the date that the Contract is cancelled or Surrendered or after a death for which a Death Benefit is payable. We deem Purchase Payments mailed to our post office box at P.O. Box 5423, Cincinnati OH 45201-5423, as received by us at our administrative office when the Purchase Payment or the paperwork reaches the applicable processing department located at 191 Rosa Parks Street, Cincinnati OH 45202.

We reserve the right to refuse a Purchase Payment made in the form of a personal check in excess of $100,000. We may accept a Purchase Payment over $100,000 made in other forms, such as EFT/wire transfers, or certified checks or other checks written by financial institutions. We will not accept a Purchase Payment(s) made with cash, money orders, or traveler’s checks.

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Exchanges, Transfers, or Rollovers

If you own an annuity or tax-qualified account, you may be able to exchange it for an Index Achiever Advisory annuity, directly transfer it to an Index Achiever Advisory annuity, or roll it over to an Index Achiever Advisory annuity without paying taxes. Before you do, compare the benefits, features, and costs of each annuity or account. You may pay an early withdrawal charge under the old annuity or account. You may pay a Market Value Adjustment, which could be negative and could result in significant loss, if you later take withdrawals from your Index Achiever Advisory annuity in excess of the amount in the Declared Rate Strategy. Please note that some financial professionals may have a financial incentive to offer this Contract in place of the one the investor already owns. Ask your registered representative whether an exchange, transfer, or rollover would be advantageous, based on the features, benefits, and charges of the Index Achiever Advisory annuity.

If you purchase your Contract with an exchange, transfer, or rollover, a delay in processing the exchange, transfer, or rollover may delay the issuance of your new Contract or prevent the application of additional Purchase Payments to your new Contract.

You should only exchange your existing contract for this Contract if you determine after comparing the features, fees, and risks of both contracts that it is preferable for you to purchase this Contract rather than continuing to own your existing contract.

Application of Purchase Payments

Each Purchase Payment will be held in the Purchase Payment Account until it is applied to a Crediting Strategy on a Strategy Application Date pursuant to your instructions. On each Strategy Application Date, we will apply the then current balance of the Purchase Payment Account to the Crediting Strategies you selected.

We will credit interest daily on amounts held in the Purchase Payment Account at the annual effective rate set out in your Contract. This rate will be at least 0.15%.

In most states, we are required to give back your Purchase Payment(s) if you decide to cancel your Contract during the free look period. If we are required by law to refund your Purchase Payment(s), we reserve the right to hold your Purchase Payment(s) in the Purchase Payment Account until the first Strategy Application Date on or after the end of the free look period. For those States, if you cancel your Contract before that Strategy Application Date, we will refund your Purchase Payment(s) but you will forfeit any interest credited to the Purchase Payment Account or other increase in Account Value.

Purchase Payment Account Value

On any day, the value of the Purchase Payment Account is equal to:

•	Purchase Payments received by us plus interest earned daily; minus

•	the premium tax or other tax that may apply to the Purchase Payments; and minus

•	each withdrawal taken from the Purchase Payment Account since the last Strategy Application Date.

Unforeseen Processing Delays

We are exposed to risks related to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the COVID-19 pandemic), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. While many of our employees and the employees of our service providers are able to work remotely, those remote work arrangements may result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from contract owners. Catastrophic events may negatively affect the computer and other systems on which we rely, impact our ability to calculate values under your Contract, or have other possible negative impacts. There can be no assurance that our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.

A processing delay will not affect the effective date as of which we process transactions, including orders from contract owners, the date that a Term begins or ends, or the values used to process the transaction.

Right to Cancel (Free Look)

If you change your mind about owning the Contract, you may cancel it within 20 days after you receive it. If you purchase this Contract to replace an existing annuity contract or life insurance policy, you have 30 days after you receive it. This is known as a “free look.” The right to cancel period may be longer in some states.

To cancel your Contract, you must submit your request to cancel to the producer who sold it or send it to us at P.O. Box 5423, Cincinnati, OH 45201-5423. If sent to us by mail, it is effective on the date postmarked with proper address and postage paid. Your request to cancel must be in writing and signed by you.

If you cancel your Contract, you will receive a refund. The amount of the refund will depend on when you purchased your Contract and where you live. When you cancel the Contract within this free look period, we will not assess a Market Value Adjustment on the amount to be refunded. There may be tax consequences if you cancel the Contract. You should seek advice on tax questions based on your particular circumstances from a tax advisor.

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Refund Amount if your Contract Effective Date is on or after May 21, 2025

If you cancel your Contract, you will receive a refund equal to your Purchase Payment(s), but you will forfeit any interest credited to the Purchase Payment Account or other increase in the Account Value. We reserve the right to hold your Purchase Payment(s) in the Purchase Payment Account until the first Strategy Application Date on or after the end of the free look period.

“Appendix C: State Variations” contains a summary of the state law provisions related to the free look period and the required refund amount that apply in certain states for Contracts with a Contract Effective date on or after May 21, 2025.

Refund Amount if your Contract Effective Date is before May 21, 2025

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If you cancel your Contract and you live in a state where we are required to refund your Purchase Payment(s), you will receive a refund equal to your Purchase Payment(s), but you will forfeit any interest credited to the Purchase Payment Account or other increase in the Account Value. We reserve the right to hold your Purchase Payment(s) in the Purchase Payment Account until the first Strategy Application Date on or after the end of the free look period.

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If you cancel your Contract and you live in a state where we are required to refund the Account Value of your Contract, you will receive the Account Value on the day that we receive your cancellation Request in Good Order. If the Account Value includes the value of an Indexed Strategy, that Strategy value will reflect the applicable Daily Value Percentage. The amount you receive may be more or less than your Purchase Payment(s) depending upon any interest earned by your Contract and the value of your Indexed Strategies. This means that you bear the risk of any decline in the Account Value of your Contract before we receive your cancellation request.

No Market Value Adjustments will apply to the amount refunded. Unless required by state law, we do not refund any Market Value Adjustments assessed during the free look period that relate to a withdrawal taken before you cancel the Contract.

“Appendix C: State Variations” contains a summary of the state law provisions related to the free look period and the required refund amount that apply in certain states for Contracts with a Contract Effective Date before May 21, 2025.

INITIAL STRATEGY SELECTIONS

You make your initial selection of Crediting Strategies in your purchase application. Your initial selection is set out in the Contract Specifications section of your Contract.

Your initial selection will also apply to each subsequent Purchase Payment. If you wish to change your selection for a specific Purchase Payment, we must receive a Request in Good Order that identifies the Crediting Strategies you are selecting for that Purchase Payment before the Strategy Application Date that applies to that Purchase Payment.

When you select a Crediting Strategy, you must also indicate the percentage of the Purchase Payment that you wish to allocate to that Crediting Strategy. All allocations must be in whole percentages that total 100%. We reserve the right to round amounts up or down to make whole percentages, and to reduce or increase amounts proportionally in order to total 100%.

Currently there are no limitations on the amounts that may be applied to an Indexed Strategy. When allocating or reallocating, the amount applied to the Declared Rate Strategy cannot exceed the 12% Allocation Limit.

The S&P 500 6-year 10% Buffer with Upside Participation Rate Strategy, the S&P 500 6-year 20% Buffer with Upside Participation Rate Strategy, the Russell 2000 6-year 10% Buffer with Upside Participation Rate Indexed Strategy, and the Russell 2000 6-year 20% Buffer with Upside Participation Rate Indexed Strategy are only available for Terms that begin in the first Contract Year.

The S&P 500 3-year 10% Buffer with Upside Participation Rate Indexed Strategy, the S&P 500 3-year 20% Buffer with Upside Participation Rate Indexed Strategy, the Russell 2000 3-year 10% Buffer with Upside Participation Rate and the Russell 2000 3-year 20% Buffer with Upside Participation Rate will only be available for Terms that begin in the first four Contract Years.

We may establish minimum and maximum amounts or percentages that may be applied to a given Crediting Strategy for any future Term in our discretion. We will notify you of any such minimum or maximum. No minimum or maximum amounts or percentages shall apply to the S&P 500 1-Year -10% Floor with Cap Indexed Strategy. Selling Broker-Dealers may separately establish minimum and maximum amounts or percentages that they will allow to be allocated to a given Crediting Strategy for the initial Terms, and they may choose not to discuss or offer certain strategies for the initial Terms. We may limit the availability of a Strategy for a Term that would extend beyond the Annuity Payout Initiation Date. All Strategies may not be available in all states.

STRATEGY SELECTIONS AT TERM END

At the end of a Term, you may choose to reallocate your money among the Indexed Strategies and the Declared Rate Strategy (subject to the Allocation Limit) or you may choose to take no action. If you do not send us a reallocation request, your current allocations will automatically continue in the new Term as long as the same Crediting Strategies are available.

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Reallocations

At the end of a Term, you may reallocate the ending values of the Crediting Strategies for that Term among the available Strategies. You can only reallocate amounts from one Crediting Strategy to another at the end of the Term for which such amount is being held. You cannot make a reallocation at any other time.

We will send you written notice at least 30 days before the end of a Term to provide you with the opportunity to make a reallocation. We must receive your Request in Good Order for a reallocation before the last Market Close of the Term. For example, if the end of a Term falls on a weekend, we must receive your request by the last Market Close before that weekend.

Reallocations must be in whole percentages that total 100%. We reserve the right to round amounts up or down to make whole percentages, and to reduce or increase amounts proportionally in order to total 100%.

Any reallocation or continuing allocation will be subject to Strategy availability, minimums, and maximums. Currently there are no limitations on the amounts that may be applied to any single Indexed Strategy. We may establish minimum and maximum amounts or percentages that may be applied to a given Crediting Strategy for any future Term in our discretion. We will notify you of any such minimum or maximum.

The new Term of each Strategy is subject to the Declared Rate or the Positive Return Factor rate in effect for that Strategy for that new Term. For example, the Upside Participation Rate for an Indexed Strategy for a new Term may be different than the Upside Participation Rate for that Indexed Strategy for the Term that is ending. The applicable Negative Return Factor rate will not change from Term to Term.

Continuing Allocations

You do not need to take any action if you want to continue your current allocations and all of your strategies are available for the next Term. If you do not send us a reallocation request, then we will automatically apply the ending value of each Indexed Strategy to a new Term of that same Strategy.

Availability of Strategies

We will send you a written notice at least 30 days before the end of each Term with information about the Strategies that will be available for the next Term. At least 10 days before the next Term starts, we will post the Declared Rate and the Positive Return Factor rates that will apply for the next Term on our website (www.massmutualascend.com/index-achiever-advisory).

The S&P 500 1-Year -10% Floor with Cap Indexed Strategy and a Declared Rate Strategy will always be available. We are not obligated to offer any one particular Declared Rate Strategy or any other particular Indexed Strategy. At the end of a Term, we can add or stop offering any other Crediting Strategy at our discretion. We reserve the right to limit the availability of a Strategy for a Term that would extend beyond the Annuity Payout Initiation Date. All Crediting Strategies may not be available in all states.

If we intend to add or stop offering a Crediting Strategy at the end of a Term, we will send you a notification at least 30 days before the end of the Term to provide you with the opportunity to make a reallocation. If funds are held in a Crediting Strategy that will no longer be available after the end of a Term, the funds will remain in that Strategy until the end of that Term.

Unavailable Strategies

Other than the S&P 500 1-Year -10% Floor with Cap Indexed Strategy or a Declared Rate Strategy, a Crediting Strategy may be unavailable for the next Term because we are no longer offering that Strategy, or we have set a minimum or maximum for that Strategy. No minimum or maximum shall apply to the S&P 500 1-Year -10% Floor with Cap Indexed Strategy. No minimum shall apply to the Declared Rate Strategy, but allocations to the Declared Rate Strategy are subject to the 12% Allocation Limit.

When an Indexed Strategy is unavailable for the next Term, you may choose to reallocate the funds held in that Strategy.

If a Crediting Strategy is not available, and either you have not reallocated the funds or the amount allocated to it is under the minimum or over the maximum for that Strategy, then the amount that cannot be allocated to it for the new Term will be reallocated as described in the Default Strategy Allocations section below.

Surrender or Withdrawal at Term End

At the end of a Term, you may choose to Surrender your Contract or to take a withdrawal from your Contract. You may do so for any reason, including dissatisfaction with the available Crediting Strategies. A Market Value Adjustment, which could be negative and could result in significant loss, may apply on Surrender or to a withdrawal that exceeds the balance in the Declared Rate Strategy. In addition, there may be tax consequences if you Surrender your Contract or take a withdrawal. You should seek advice on tax questions based on your particular circumstances from a tax advisor.

Contract values calculated at the end of a Term will reflect the applicable Strategy values and any Market Value Adjustment that applies upon Surrender or to your withdrawal. The value of an Indexed Strategy at the end of the Term will not reflect any Daily Value Percentage because it is calculated based on the rise or fall of the applicable Index for the Term.

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DEFAULT STRATEGY ALLOCATIONS

If you allocate funds to the Declared Rate Strategy in excess of the 12% Allocation Limit, we will apply the excess funds to the S&P 500 -10% Floor with Cap Indexed Strategy.

The following rules apply to Strategies that have a Term longer than a year:

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At the end of a Term of the S&P 500 6-Year 10% Buffer with Upside Participation Rate Indexed Strategy, if you do not reallocate, we will apply the ending value to a new Term of the S&P 500 1-Year 10% Buffer with Cap Indexed Strategy.

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At the end of a Term of the S&P 500 6-Year 20% Buffer with Upside Participation Rate Indexed Strategy, if you do not reallocate, we will apply the ending value to a new Term of the S&P 500 1-Year 20% Buffer with Cap Indexed Strategy.

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At the end of a Term of the Russell 2000 6-Year 10% Buffer with Upside Participation Rate Indexed Strategy, if you do not reallocate, we will apply the ending value to a new Term of the Russell 2000 1-Year 10% Buffer with Cap Indexed Strategy, or, if not available, then to a new Term of the S&P 500 1-Year 10% Buffer with Cap Indexed Strategy.

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At the end of a Term of the Russell 2000 6-Year 20% Buffer with Upside Participation Rate Indexed Strategy, if you do not reallocate, we will apply the ending value to a new Term of the Russell 2000 1-Year 20% Buffer with Cap Indexed Strategy, or if not available, then to a new Term of the S&P 500 1-Year 20% Buffer with Cap Indexed Strategy.

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At the end of a Term of the S&P 500 3-Year 10% Buffer with Upside Participation Rate Indexed Strategy, if a new Term is not available and you do not reallocate, we will apply the ending value to a new Term of the S&P 500 1-Year 10% Buffer with Cap Indexed Strategy.

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At the end of a Term of the S&P 500 3-Year 20% Buffer with Upside Participation Rate Indexed Strategy, if a new Term is not available and you do not reallocate, we will apply the ending value to a new Term of the S&P 500 1-Year 20% Buffer with Cap Indexed Strategy.

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At the end of a Term of the Russell 2000 3-Year 10% Buffer with Upside Participation Rate Indexed Strategy, if a new Term is not available and you do not reallocate, we will apply the ending value of that Indexed Strategy to a new Term of the Russell 2000 1-Year 10% Buffer with Cap Indexed Strategy.

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At the end of a Term of the Russell 2000 3-Year 20% Buffer with Upside Participation Rate Indexed Strategy, if a new Term is not available and you do not reallocate, we will apply the ending value of that Indexed Strategy to a new Term of the Russell 2000 1-Year 20% Buffer with Cap Indexed Strategy.

In all other cases, to the extent an amount cannot be applied to a new Term of that same Indexed Strategy because the Strategy will not be available or because the amount is under the minimum or over the maximum for that Strategy, and you do not reallocate, we will reallocate that amount to another Crediting Strategy under the rules described below.

For Contracts with a Contract Effective Date on or after May 21, 2025, the amount that cannot be applied to a new Term of the 1-Year Indexed Strategy will be applied (in order of priority):

1)	to another Indexed Strategy as provided in the endorsement to the unavailable Indexed Strategy; or

2)

to another Indexed Strategy that uses the same index as the prior Indexed Strategy, has a Term that is no longer than the prior Indexed Strategy, and has the same Negative Return Factor that provides equal or greater downside protection; or

3)	to the Declared Rate Strategy to the extent it does not cause the allocation to exceed the 12% Allocation Limit; or

4)	to the extent that it cannot be allocated to the Declared Rate Strategy, then to the S&P 500 1-Year –10% Floor with Cap Indexed Strategy.

For Contracts with a Contract Effective Date before May 21, 2025, the amount that cannot be applied to a new Term of the 1-Year Indexed Strategy will be applied (in order of priority):

1)

to another Indexed Strategy that uses the same index as the prior Indexed Strategy, has a Term that is no longer than the prior Indexed Strategy, and has the same Positive Return Factor and Negative Return Factor; or

2)	to another Indexed Strategy that uses the same index as the prior Indexed Strategy, has a Term that is no longer than the prior Indexed Strategy, and has the largest Buffer; or

3)

to another Indexed Strategy that uses the same index as the prior Indexed Strategy, has a Term that is no longer than the prior Indexed Strategy, and has the lowest percentage Downside Participation Rate; or

4)	to another Indexed Strategy that uses the same index as the prior Indexed Strategy, has a Term that is no longer than the prior Indexed Strategy, and has the least negative Floor; or

5)	to the Declared Rate Strategy to the extent it does not cause the allocation to exceed the 12% Allocation Limit; or

6)	to the extent that it cannot be allocated to the Declared Rate Strategy, then to the S&P 500 1-Year –10% Floor with Cap Indexed Strategy.

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For example, if you allocate only to a SPDR Gold Shares 1-Year 50% Downside Participation Rate with Upside Participation Rate Indexed Strategy and that Strategy is no longer available and you do not send us a request to reallocate:

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If your Contract has a Contract Effective Date on or after May 21, 2025, then we would apply the amount allocated to that Strategy to another SPDR Gold Shares 1-Year Indexed Strategy with a Downside Participation Rate no greater than 50%, or if none, then to the Declared Rate Strategy to the extent possible without exceeding the 12% Allocation Limit, with any remainder will be allocated to the S&P 500 1-Year -10% Floor Indexed Strategy.

•

If your Contract has a Contract Effective Date before May 21, 2025, then we would apply the amount allocated to that Strategy to another SPDR Gold Shares 1-Year 50% Downside Participation Rate with Upside Participation Rate Indexed Strategy, or if none, then to a SPDR Gold Shares 1-Year Buffer Indexed Strategy, or if none, then to another SPDR Gold Shares 1-Year Downside Participation Rate Indexed Strategy, or if none, then to a SPDR Gold Shares 1-Year Floor Indexed Strategy, or if none, then to the Declared Rate Strategy to the extent possible without exceeding the 12% Allocation Limit, with any remainder will be allocated to the S&P 500 1-Year -10% Floor Indexed Strategy.

If the amount to be applied exceeds the maximum, then only the excess amount will be applied using those rules. For example, if the maximum amount for a Crediting Strategy is $50,000 and the amount to be applied is $54,000, then we will apply the excess $4,000 to another Crediting Strategy using the priority rules set out above.

INDEXED STRATEGIES

The Indexed Strategies provide positive or negative returns that are based, in part, upon changes in the value of an Index. The Indexed Strategies do not earn interest, but the value of each Indexed Strategy is adjusted for gains or losses based on the performance of the Index. An investment in an Indexed Strategy is not an investment in the Index or in any Index fund. You could lose a significant amount of money if the Index declines in value. If amounts are removed from an Indexed Strategy before the end of the Term, you could lose a significant amount of money due to a negative Daily Value Percentage adjustment.

Unless you have made a Performance Lock election, any increase or decrease in the value of an Indexed Strategy at the end of a Term is based on the change in the value of the applicable Index since the start of that Term and the applicable Positive Return Factor rate set for that Term and the Negative Return Factor fixed for the Strategy.

Unless you have made a Performance Lock election, any increase or decrease in the value of an Indexed Strategy before the end of a Term is based on the calculated price of hypothetical options related to the possible future change in the applicable Index over the Term, the initial cost of those options, and the trading cost related to those options. The calculated price of those options takes into account the Cap or the Trigger Rate for the Term and the Floor, the Buffer, and the Index change required to qualify for the Trigger Rate.

If you have made a Performance Lock election, then beginning at the second Market Close following receipt of your election and continuing through the end of the Term, any increase or decrease in the value of an Indexed Strategy is locked in based on the Daily Value Percentage which is the calculated price of hypothetical options related to the possible future change in the applicable Index over the Term, the initial cost of those options, and the trading cost related to those options, all as determined at that second Market Close.

Each Indexed Strategy has a Positive Return Factor rate for each Term. We will set a new Positive Return Factor rate for each Indexed Strategy prior to the start of each Term. The Cap for an Indexed Strategy will never be lower than 1%, the Upside Participation Rate will never be lower than 5%, and the Trigger Rate will never be lower than 1%.

The applicable Negative Return Factor rate for a Strategy will not change from Term to Term. For each Term of each Indexed Strategy with a Downside Participation Rate that we currently offer, the Downside Participation Rate is 50%. For each Term of an Indexed Strategy with a Buffer that we currently offer, the Buffer is 10% or 20%. For each Term of the Indexed Strategies with a Floor that we currently offer, the Floor is either -10% or 0%.

Information regarding the features of each currently offered Indexed Strategy, including (i) its name, (ii) its type, (iii) its Term, (iv) its current Negative Return Factor, (v) its minimum Positive Return Factor rates, and (vi) the availability of Performance Lock is available in an appendix to the prospectus. See “Appendix A: Investment Options Available Under the Contract”.

Possible Changes in Indexed Strategies

The S&P 500 1-Year -10% Floor with Cap Indexed Strategy will always be available. At the end of a Term, we may stop offering any other Indexed Strategy. Consequently, any other Indexed Strategy listed above may not be available after the end of the initial Term. We have the right to replace the Index associated with an Indexed Strategy under certain circumstances.

In the future, we may offer new Indexed Strategies. Any new Buffer Strategy will offer protection against loss at least equal to a 5% Buffer. Any new Floor Strategy will offer protection against loss at least equal to a -20% Floor. Any new Downside Participation Rate Strategy will offer protection against loss at least equal to a 75% Downside Participation Rate.

Indexed Strategies that may be available in the future may earn a return that is lower than the return your investments would have earned if they had been invested in the other Indexed Strategies that are currently available. In addition, any reduction in the available number of Indexed Strategies may reduce your opportunity to increase your Contract value.

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Considerations in Choosing an Indexed Strategy

When choosing among Indexed Strategies, you should consider the characteristics and risk profiles of the Indexes, which are discussed in the Indexes section of this prospectus. You should also consider Term lengths. It is generally more difficult to predict Index performance over a longer Term. In addition, you cannot reallocate funds among Strategies before the end of a Term, and the only way to exit a Strategy before the end of a Term is to take a withdrawal or Surrender your Contract.

When choosing among Indexed Strategies that use the same Index, you should also consider how the Positive Return Factors may affect the potential return.

•	A Cap Strategy provides you with the opportunity to participate fully in any rise in the Index up to the Cap, but you will not participate in any rise in the Index in excess of the Cap.

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An Upside Participation Rate Strategy provides you with the opportunity to share in any rise in the Index without a Cap, but your share of any rise is limited by the rate at which you participate in the rise and may be less than 100%.

•

A Performance Trigger Strategy provides you with the opportunity to receive the Trigger Rate when the change in the Index over the course of a Term is zero or positive, or in the case of the Dual Performance Trigger Strategy, is zero, positive, or negative up to the Buffer. However, you will not participate in any rise in the Index in excess of the Trigger Rate.

If we assume the Upside Participation Rate is less than 100%, here is how the performance will compare for similar Indexed Strategies with a Cap, Upside Participation Rate, and Trigger Rate each with a 10% Buffer.

•	In any Term where the rise in the Index is less than the Cap, the Cap Strategy will always perform better than the corresponding Upside Participation Rate Strategy.

•

In any Term where the rise in the Index is more than the Cap, but less than the Cap divided by the Upside Participation Rate, the Cap Strategy will always perform better than the corresponding Upside Participation Rate Strategy.

•

In any Term where the rise in the Index is more than the Cap and equal to the Cap divided by the Upside Participation Rate, the Cap Strategy and Upside Participation rate Strategy will perform the same.

•

In any Term where the rise in the Index is more than the Cap, and is more than the Cap divided by the Upside Participation Rate, the Upside Participation Rate Strategy will always perform better than the Cap Strategy.

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Any increase in the value of a Trigger Strategy will equal the Trigger Rate multiplied by the remaining Investment Base. This means that the performance of a Trigger Strategy will only perform better than other Strategies if the Trigger Rate is higher than the returns of the other Strategies after a Cap or Upside Participation Rate has been applied.

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In any Term where the Index falls by more than 10%, the Cap Strategy, Upside Participation Rate Strategy, or Trigger Strategy will produce the same results at the end of the Term because they have the same 10% Buffer. However, before the end of the Term, due to different option pricing, they may have different Daily Value Percentages and returns.

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In any Term where the Index falls by 10% or less, the Dual Performance Trigger Strategy will perform better than the Cap Strategy, Upside Participation Rate Strategy, and Performance Trigger Strategy because the return of the Dual Performance Trigger Strategy will be positive, in an amount equal to the Trigger Rate, while the Cap Strategy, Upside Participation Rate Strategy, and Performance Trigger Strategy will be zero at the end of the Term because they have the same 10% Buffer.

When choosing among Indexed Strategies that use the same Index, you should also consider how Negative Return Factors may affect your potential risk of loss.

•	A Buffer Strategy protects you against losses up to the Buffer amount, but you are subject to any loss in excess of the Buffer.

•	A Floor Strategy limits your loss to the Floor amount, and you will be protected against any loss beyond the Floor.

•	A Downside Participation Rate Strategy means you will share in any fall in the Index but your share of any fall is limited by the Downside Participation Rate percentage.

Examples. These examples are intended to help you understand the interplay between Positive Return Factors for Indexed Strategies with similar Terms in different market environments and how this interplay affects the comparative performance of Indexed Strategies that use the same Index. The example assumes that each strategy has downside protection in the form of a 10% Buffer.

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Index rise over Term	16% Cap	Return at end of Term			Explanation
		75% Upside Participation Rate	11% Trigger Rate for Performance Trigger Strategy	8% Trigger Rate for Dual Performance Trigger Strategy
4%	4%	3%	11%	8%	The Cap Strategy has a better return than the Upside Participation Rate Strategy because the 4% rise in the Index is less than the 16% Cap while the Upside Participation Rate captures only 75% of the 4% Index rise. Positive Index changes can only produce positive returns for the Performance Trigger Strategy and the Dual Performance Trigger Strategy that amount to 11% and 8%, respectively.
14%	14%	10.5%	11%	8%	The Cap Strategy has a better return than the Upside Participation Rate Strategy because the 14% rise in the Index is less than the 16% Cap, but more than 10.5% (the 14% rise in the Index multiplied by the 75% Upside Participation Rate). Positive Index changes can only produce positive returns for the Performance Trigger Strategy and the Dual Performance Trigger Strategy that amount to 11% and 8%, respectively
16%	16%	12%	11%	8%	The Cap Strategy has a better return than the Upside Participation Rate Strategy because the 16% rise in the Index is fully captured by the 16% Cap while the Upside Participation Rate captures only 75% of the 16% Index rise. Positive Index changes can only produce positive returns for the Performance Trigger Strategy and the Dual Performance Trigger Strategy that amount to 11% and 8%, respectively.
20%	16%	15%	11%	8%	The Cap Strategy has a better return than the Upside Participation Rate Strategy because the Cap Strategy caps the 20% Index rise at 16% while the Upside Participation Rate captures only 75% of the 20% Index rise. Positive Index changes can only produce positive returns for the Performance Trigger Strategy and the Dual Performance Trigger Strategy that amount to 11% and 8%, respectively.
0%	0%	0%	11%	8%	Performance Trigger Strategies and Dual Performance Trigger Strategies are the only Indexed Strategies that change in value when the Index change is zero. The Performance Trigger Strategy outperforms the Dual Performance Trigger Strategy in this case because the Trigger Rate is higher for the Performance Trigger Strategy.
-10%	0%	0%	0%	8%	The Dual Performance Trigger Strategy provides a better return than all the other options because a positive Trigger Rate is credited when Index losses do not exceed the Buffer.
-30%	-20%	-20%	-20%	-20%	All Strategies have the same negative return because the Index loss exceeded the Buffer.

See “Appendix B: Examples of Impact of Withdrawals on Contract Values and Amounts Realized” for more information about the interplay between Positive Return Factors for Indexed Strategies with different Terms in different market environments.

See the “Indexed Strategy Value at End of Term” section below for more examples for each type of Indexed Strategy.

Term

Each Term of an Indexed Strategy will start and end on a Strategy Application Date. Each Term is either one year long, three years long, or six years long. A new Term will start at the end of the preceding Term. Gain or Loss for the Term based on the Index change, the Positive Return Factor, and the Negative Return Factor only applies to amounts that remain in an Indexed Strategy until the end of its Term. A Daily Value Percentage adjustment will be applied if, before the end of a Term, you were to take a withdrawal, Surrender or annuitize your Contract, elect a Performance Lock, or a Death Benefit becomes payable. A Market Value Adjustment may be applied if you take a withdrawal from an Indexed Strategy or Surrender the Contract during the first six Contract Years. See “Indexed Strategy Value Before End of Term” and “Indexed Strategy Value After Performance Lock Election” below.

If you make only one Purchase Payment or you make all of your Purchase Payments before the initial Strategy Application Date, then each Term of each Indexed Strategy will end on the same date in any given year. If you make a Purchase Payment after the initial Strategy Application Date, then your Purchase Payments will be applied to the Indexed Strategies on different Strategy Application Dates. In this case, an Indexed Strategy may have Terms that end on different dates in any given year.

Examples. These examples show how a Contract with multiple Purchase Payments may have Terms that end on different dates.

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You make your initial Purchase Payment on March 10 and another Purchase Payment on March 17. You allocate both payments to the same Indexed Strategy. The initial Strategy Application Date for both Purchase Payments is March 20. Each Term of that Indexed Strategy will start and end on March 20.

•

You make your initial Purchase Payment on May 2 and another Purchase Payment on June 14. You allocate both payments to the same Indexed Strategy. The initial Strategy Application Date for your initial Purchase Payment is May 6. For amounts attributable to your initial

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Purchase Payment, each Term of that Indexed Strategy will start and end on May 6. The initial Strategy Application Date for your second Purchase Payment is June 20. For amounts attributable to your second Purchase Payment, each Term of that Indexed Strategy will start and end on June 20.

Investment Base

The value of an Indexed Strategy is calculated using the Investment Base. The Investment Base is not your Account Value, Surrender Value, Annuity Payout value, or Death Benefit value, but it is used to calculate those values.

The Investment Base starts with the amount applied to the Strategy at the start of the current Term, and is reduced proportionally for each withdrawal (including any withdrawals to pay advisory fees), and adjusted for each related Market Value Adjustment during the Term. The reduction in the Investment Base for a withdrawal and the related Market Value Adjustment is proportional to the reduction in the value of the Indexed Strategy due to the withdrawal and the Market Value Adjustment. For example, if the sum of the withdrawal and related Market Value Adjustment is equal to 15% of the Indexed Strategy value immediately before the withdrawal, then the withdrawal will reduce the Investment Base by 15%.

The reduction in the Indexed Strategy value will be based on the Daily Value Percentage of the Indexed Strategy (or the locked Daily Value Percentage if you have made a Performance Lock election). The Daily Value Percentage could be negative, which could result in significant loss, even if the Index has risen since the start of the Term.

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If the Daily Value Percentage is positive and the Strategy value immediately before the withdrawal is greater than the Investment Base, then the reduction in the Investment Base will be less than the withdrawal and the related Market Value Adjustment.

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If the Daily Value Percentage is negative and the Strategy value immediately before the withdrawal is less than the Investment Base, then the reduction in the Investment Base will be more than the withdrawal and the related Market Value Adjustment.

A reduction in the Investment Base for a Term will reduce the gain or loss from any future changes in the Index during that Term.

Here are the formulas that we use to calculate a reduction in the Investment Base for a withdrawal.

Withdrawal as a percentage of Strategy value = withdrawal and related Market Value Adjustment / Strategy value before withdrawal

Reduction in Investment Base = Investment Base before withdrawal x withdrawal as a percentage of Strategy value

Investment Base after withdrawal = Investment Base before withdrawal—reduction in Investment Base

Examples. You withdraw $1,000 and no Market Value Adjustment applies. On the date of your withdrawal, your Investment Base is $5,000.

Assume that the Daily Value Percentage is 5% on the withdrawal date and no Market Value Adjustment applies.

•	The increase in the Strategy value for the Daily Value Percentage is equal to $250 ($5,000 x 5%).

•	The Strategy value on the withdrawal date is $5,250 ($5,000 + $250).

•	The reduction in the Strategy value on account of the withdrawal is 19.05% ($1,000 / $5,250).

•	The proportional reduction in the Investment Base is $952 ($5,000 x 19.05%).

•	The Investment Base after the withdrawal is $4,048 ($5,000—$952).

•	Because the Strategy value on the withdrawal date was more than the Investment Base on that date, the reduction in the Investment Base is only $952, which is less than the $1000 withdrawal.

Assume that the Daily Value Percentage is -10% on the withdrawal date and no Market Value Adjustment applies.

•	The reduction in the Strategy value for the Daily Value Percentage is equal to $500 ($5,000 x -10%).

•	The Strategy value on the withdrawal date is $4,500 ($5,000—$500).

•	The reduction in the Strategy value on account of the withdrawal is 22.22% ($1,000 / $4,500).

•	The proportional reduction in the Investment Base is $1,111 ($5,000 x 22.22%).

•	The Investment Base after the withdrawal is $3,889 ($5,000—$1,111).

•	Because the Strategy value on the withdrawal date was less than the Investment Base on that date, the reduction in the Investment Base was $1,111, which is greater than the $1,000 withdrawal.

Indexed Strategy Value

The value of an Indexed Strategy depends on whether the determination is made at the end of a Term or during a Term, and whether you have made a Performance Lock election.

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At the end of a Term, unless you have made a Performance Lock election, the value of an Indexed Strategy is equal to:

•	the Investment Base at the end of the Term (after all reductions during the Term); plus

•

any increase for a rise in the Index over the course of the Term (measured at the start and end of the Term), or for the Dual Performance Trigger Strategy, any fall in the Index that does not exceed the Buffer, subject to the applicable Positive Return Factor for the Term; or minus

•	any decrease for a fall in the Index over the course of the Term (measured at the start and end of the Term) subject to the applicable Negative Return Factor for the Strategy.

See the “Indexed Strategy Value at End of Term section” on page 44 for more information and examples.

On each day before the end of a Term, unless you have made a Performance Lock election, the value of an Indexed Strategy is equal to:

•	the Investment Base on that day (after all reductions to date during the Term); plus

•	any increase for a positive Daily Value Percentage; or minus

•	any decrease for a negative Daily Value Percentage.

See the “Indexed Strategy Value Before End of Term” section on page 46 for more information and examples.

Beginning with the second Market Close after a Performance Lock election and continuing through the end of the Term, the value of an Indexed Strategy subject to that election is equal to:

•	the Investment Base on that day; plus

•	any increase for a positive Daily Value Percentage, as locked on that second Market Close; or minus

•	any decrease for a negative Daily Value Percentage, as locked on that second Market Close.

See the “Indexed Strategy Value After Performance Lock Election” section on page 47 for more information and examples.

Positive Return Factors

We may limit the positive Index return used in calculating gain credited to an Indexed Strategy at the end of its Term through the use of a Cap, an Upside Participation Rate, or a Trigger Rate. The Cap, Upside Participation Rate, or Trigger Rate will vary for each Term. For information about the current Positive Return Factor rates offered for new Contracts, please contact your registered representative or refer to our website (www.massmutualascend.com/index-achiever-advisory). The Positive Return Factor rates posted on that website address are incorporated by reference into this prospectus. Current Positive Return Factor rates will not change during an Indexed Strategy’s Term.

Cap. The Cap for an Indexed Strategy is the maximum positive Index change over the course of a Term that is taken into account to determine the Strategy value at the end of that Term. For example, if the Index return over the Term is 16% and the Cap is 10%, the Strategy value will increase 10% for the Term. Before the end of a Term, the Cap is reflected in the formulas that we use to calculate the Net Option Price.

•	The Cap will vary among Indexed Strategies.

•	The Cap for a given Indexed Strategy will vary from Term to Term.

•	We guarantee that the Cap for a Term of an Indexed Strategy will never be less than 1%.

•	For each Term, your return on a Cap Strategy may be less than any rise in the Index over that Term.

•	For each Term, your return on a Cap Strategy may be less than the Cap for that Term.

Upside Participation Rate. The Upside Participation Rate for an Indexed Strategy is your share of any positive Index change (measured from the beginning of the Term to the end of the Term) that is taken into account to determine the Strategy value at the end of that Term. For example, if the Index return over the Term is 20% and the Upside Participation Rate is 75%, the Strategy value will increase 15% for the Term (75% of the increase in the value of the Index). Before the end of a Term, the Upside Participation Rate is reflected in the formulas that we use to calculate Net Option Price.

•	The Upside Participation Rate will vary among Indexed Strategies.

•	The Upside Participation Rate for a given Indexed Strategy will vary from Term to Term.

•	We guarantee that the Upside Participation Rate for a Term of an Indexed Strategy will never be less than 5%.

•	For each Term, if the Upside Participation Rate is less than 100%, then your return on an Upside Participation Rate Strategy will be less than any rise in the Index over that Term.

Trigger Rate. The Trigger Rate is the specified rate that is credited to the Strategy value when the Index change (measured at the start and end of the Term) qualifies for the Trigger Rate. In the case of a Performance Trigger Strategy, the Strategy values will increase by the Trigger Rate for the

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Term when the Index change is zero or positive at the end of the Term. For example, if the index return over the Term is 8% and the Trigger Rate for a Performance Trigger Strategy is 11%, the Strategy values will increase 11% (the Trigger Rate) for the Term. In the case of a Dual Performance Trigger Strategy, the Strategy values will increase by the Trigger Rate for the Term if the Index change is zero, positive, or negative up to the Buffer at the end of the Term. For example, if the index return over the Term is -5%, the Buffer Rate is -10% and the Trigger Rate for a Dual Performance Trigger Strategy is 10%, the Strategy values will increase 10% (the Trigger Rate) for the Term. Before the end of a Term, the Trigger Rate and the Index change required to qualify for the Trigger Rate are reflected in the formulas that we use to calculate the Net Option Price.

•	The Trigger Rate will vary among Indexed Strategies.

•	The Trigger Rate for a given Indexed Strategy will vary from Term to Term.

•	We guarantee that the Trigger Rate for a Term of a Trigger Strategy will never be less than 1%.

•	For each Term, the Trigger Rate on a Dual Performance Trigger Strategy will be less than the Trigger Rate for that Term on a Performance Trigger Strategy.

We set each Index’s Positive Return Factor rate at our discretion based on the length of the Term, the cost of hedging, interest rates, the Index change required to qualify for the Trigger Rate, and other market factors. On a non-discriminatory basis, we may also take into account the amount of the Purchase Payments received for a Contract. The Positive Return Factor rates for Contracts with larger Purchase Payments may be higher than the Positive Return Factor rates for Contracts with smaller Purchase Payments. You may obtain information regarding these Positive Return Factors by calling 1-800-789-6771 or on our website (www.massmutualascend.com/index-achiever-advisory).

Before selecting an Indexed Strategy for investment, you should consider in consultation with your financial professional the limits on Index gains that may be appropriate for you based on your risk tolerance, investment horizon and financial goals. Generally, assuming the same Index and Term length, an Indexed Strategy that provides less potential for Index gains will tend to have more protection from Index losses. Conversely, assuming the same Index and Term length, an Indexed Strategy that provides more potential for Index gains will generally tend to have less protection from Index losses.

Positive Return Factors for Initial Terms. Each Purchase Payment is applied to an initial Term of a Strategy on the first Strategy Application Date on or after the date that the payment is received. The Positive Return Factor rates for each Strategy Application Date may vary. The Positive Return Factor rates for the first Strategy Application Date will be available on our website (www.massmutualascend.com/index-achiever-advisory) on the date you signed the application (as long as we receive the application for the Contract within eight days after the date you sign it) and before the date of any Purchase Payment to which the Positive Return Factor rates will apply. If we receive the application for the Contract within eight days after the date you sign it, we will guarantee the Positive Return Factor rates in effect on the date you signed the application for three Strategy Application Dates from the date of the application.

If we receive the signed application within eight days after the date you sign it, then for any 1-year Indexed Strategy:

•

For an initial Term starting on the first Strategy Application Date on or after the application date, the Positive Return Factor rate will be the Positive Return Factor rate in effect on the date you signed the application.

•

For an initial Term starting on one of the next two Strategy Application Dates, the Positive Return Factor rate will be the higher of the Positive Return Factor rate in effect on the date you signed the application or the Positive Return Factor rate otherwise in effect for that Strategy Application Date.

•	For any initial Term starting on a later Strategy Application Date, the Positive Return Factor rate will be the Positive Return Factor rate in effect for that Strategy Application Date.

If we receive the signed application within eight days after the date you sign it, then for any 3-year or 6-year Indexed Strategy:

•

For an initial Term starting on the first Strategy Application Date on or after the application date or one of the next two Strategy Application Dates, the Upside Participation Rate will be the Upside Participation Rate in effect on the date you signed the application.

•	For any initial Term starting on a later Strategy Application Date, the Upside Participation Rate will be the Upside Participation Rate in effect for that Strategy Application Date.

If we receive the signed application more than eight days after the date you sign it, then the guarantee does not apply and the Positive Return Factor rate for each Initial Term will be the Positive Return Factor rate in effect for that Strategy Application Date.

Example 1: You sign an application for a Contract on May 1 and allocate all of your Purchase Payments to the S&P 500 1-year 50% Downside Participation Rate with Upside Participation Rate Strategy. On the date of the application, the Upside Participation Rate for the first Strategy Application Date (May 6) is 80%. We receive the application and the first Purchase Payment from you on May 8 and the second Purchase Payment from you on May 23. The Upside Participation Rates for the next two Strategy Application Dates are 85% (May 20) and 75% (June 6).

In this case, the initial 1-year Term for the first Purchase Payment would begin on May 20 and would have an 85% Participation Rate (the higher of the May 6 rate or the May 20 rate). The initial 1-year Term for the second Purchase Payment would begin on June 6 and would have an 80% Participation Rate (the higher of the May 6 rate or the June 6 rate).

If we had not received your signed application until May 10 (more than eight days after the date you signed the application), then you would not qualify for the rate guarantee, and the initial 1-year Term for the first Purchase Payment received on May 8 would have an 85% Participation Rate (the May 20 rate effective for Purchase Payments received between May 7 and May 20), and the initial 1-year Term for the second Purchase Payment received on May 23 would have a 75% Participation Rate (the June 6 rate effective for Purchase Payments received between May 21 and June 6).

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Example 2: You sign an application for a Contract on May 1 and allocate all of your Purchase Payments to the S&P 500 6-year 10% Buffer with Upside Participation Rate Strategy. On the date of the application, the Upside Participation Rate for the first Strategy Application Date (May 6) is 105%. We receive the application and the first Purchase Payment from you on May 8 and the second Purchase Payment from you on May 23. The Upside Participation Rates for the next two Strategy Application Dates are 110% (May 20) and 95% (June 6).

In this case, the initial 6-year Term for the first Purchase Payment would begin on May 20 and would have a 105% Participation Rate (the May 6 rate), and the initial 6-year Term for the second Purchase Payment would have a 105% Participation Rate (the May 6 rate).

If we had not received your signed application until May 10 (more than eight days after the date you signed the application), then the initial 6-year Term for the first Purchase Payment would have an 110% Participation Rate (the May 20 rate), and the initial 6-year Term for the second Purchase Payment would have a 95% Participation Rate (the June 6 rate).

Positive Return Factors for Subsequent Terms. At least 30 days before the end of each Term, we will send you a written notice with information about the Indexed Strategies that will be available for the next Term, and will indicate the date by which the Positive Return Factor rates will be posted on our website. The Positive Return Factor rates for the next Term will be available on our website (www.massmutualascend.com/index-achiever-advisory) at least 10 days before the start of the Term. You should consider this information before finalizing your renewal or reallocation decision.

Negative Return Factors

We will limit the negative Index return used in calculating loss charged to an Indexed Strategy at the end of its Term through the use of a Downside Participation Rate, a Floor, or a Buffer.

Downside Participation Rate. The Downside Participation Rate for an Indexed Strategy is your share of any net fall in the Index for the Term (measured at the start and end of the Term) that is taken into account to determine the Strategy value at the end of that Term. For example, if the Index return over the Term is -18% and the Downside Participation Rate is 50%, the Strategy valuers will decrease 9% (50% of the negative Index change) for the Term. Before the end of a Term, the Downside Participation Rate is reflected in the formulas that we use to calculate the Net Option Price.

For each Term of each Downside Participation Rate Strategy that we currently offer for this Contract, the Downside Participation Rate is 50%. The Downside Participation Rate for an Indexed Strategy that is available on the Contract Effective Date will not change.

In the future, we may offer a new Strategy with a Downside Participation Rate that offers more or less protection against loss than a 50% Downside Participation Rate, but we will not offer a new Downside Participation Rate Strategy that offers less protection against loss than a 75% Downside Participation Rate.

Floor. The Floor for an Indexed Strategy is the portion of any net fall in the Index for the Term (measured at the start and end of the Term) that is taken into account to determine the Strategy value at the end of that Term. For each Term of each Floor Strategy that we currently offer for this Contract, the Floor is either -10% or 0%. For example, if the Index return is -18% and the floor is -10%, the Strategy values will decrease 10% (the maximum loss under the Floor) for the Term. Before the end of a Term, the Floor is reflected in the formulas that we use to calculate the Net Option Price.

The Floor for an Indexed Strategy that is available on the Contract Effective Date will not change.

In the future, we may offer a new Floor Strategy with a Floor that offers more or less protection against loss than a -10% Floor, but we will not offer a new Floor Strategy that offers less protection against loss than a -20% Floor.

Buffer. The Buffer for an Indexed Strategy is the portion of any net fall in the Index for the Term (measured at the start and end of the Term) that is disregarded when determining the Strategy value at the end of that Term. if the Index return over the Term is -18% and the Buffer is 10%, the Strategy values will decrease 8% (the amount that exceeds the Buffer) for the Term. Before the end of a Term, the Buffer is reflected in the formulas that we use to calculate the Net Option Price.

For each Term of each 10% Buffer Strategy that we currently offer for this Contract, the Buffer is 10%, and for each Term of each 20% Buffer Strategy that we currently offer with this Contract, the Buffer is 20%. The Buffer for an Indexed Strategy that is available on the Contract Effective Date will not change.

In the future, we may offer a new Strategy with a Buffer that offers more or less protection against loss than a 10% Buffer or a 20% Buffer, but we will not offer a new Buffer Strategy that offers less protection against loss than a 5% Buffer.

We set the Downside Participation Rate, Floor, or Buffer for each Indexed Strategy we offer at our sole discretion. We consider various factors in determining the limit on Index losses, including the cost of our risk management techniques, sales commissions, administrative expenses, regulatory and tax requirements, general economic trends, and competitive factors.

Before selecting an Indexed Strategy for investment, you should consider in consultation with your financial professional the limits on Index losses that may be appropriate for you based on your risk tolerance, investment horizon and financial goals. Generally, assuming the same Index and Term

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length, an Indexed Strategy that provides more protection from Index losses will tend to have less potential for Index gains. Conversely, assuming the same Index and Term length, an Indexed Strategy that provides less protection from Index losses will generally tend have more potential for Index gains.

INDEXED STRATEGY VALUE AT END OF TERM

On or after the final Market Day of a Term, unless you have made a Performance Lock election, the value of an Indexed Strategy is the Investment Base increased based on the performance of the applicable Index (after application of Positive Return Factors) or decreased for any net fall in the applicable Index (after application of Negative Return Factors) over that Term. If you have made a Performance Lock election, then the normal rules set out in this section do not apply, and the value at the end of a Term is determined as described under “Indexed Strategy Value After Performance Lock Election” section on page 47.

Any increase or decrease is based on the rise or fall in the applicable Index since the start of that Term. This rise or fall is expressed as a percentage of the Index at the start of the Term. It is measured from the Index at the last Market Close on or before the first day of that Term to the Index at the final Market Close of the Term.

Example. The Index was 1000 at the last Market Close on or before for first day of a Term.

•	If the Index at the final Market Close of the Term is 1065, then the Index has risen by 6.5% ((1065 – 1000) / 1000).

•	If the Index at the final Market Close of the Term is 925, then the Index has fallen by 7.5% ((925 – 1000) / 1000).

The following examples illustrate how we calculate Strategy values under each Index crediting methodology assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals.

Downside Participation Rate with Upside Participation Rate Strategy

In the absence of a Performance Lock election, here are the formulas that we use to calculate the Strategy value at the end of a Term of a Downside Participation Rate with Upside Participation Rate Strategy.

Strategy value at end of Term = Investment Base + dollar amount of increase or decrease

Dollar amount of increase or decrease = Investment Base x increase or decrease percentage

Increase percentage = any net rise in the Index for the Term x Upside Participation Rate

Decrease percentage = any net fall in the Index for the Term x Downside Participation Rate

Example. At the beginning of a Term, you allocate $100,000 to a 1-Year 50% Downside Participation Rate with Upside Participation Rate Strategy and the Upside Participation Rate for the Term is 75%. You do not take any withdrawals during that Term, which means that your Investment Base at the end of that Term is $100,000. You have not made a Performance Lock election.

	At Final Market Close of Term	At Final Market Close of Term
Assumed Rise or fall in Index	+16%	–16%
Increase or decrease percentage	+12% (75% of 16%)	–8% (50% of –16%)
Dollar amount of increase or decrease	+12,000 ($100,000 x 12%)	–8,000 ($100,000 x –8%)
Strategy value at end of Term	$112,000 ($100,000 + $12,000)	$92,000 ($100,000 –$8,000)

Buffer with Upside Participation Rate Strategy

In the absence of a Performance Lock election, here are the formulas that we use to calculate the Strategy value at the end of a Term of a Buffer with Upside Participation Rate Strategy.

Strategy value at end of Term = Investment Base + dollar amount of increase or decrease

Dollar amount of increase or decrease = Investment Base x increase or decrease percentage

Increase percentage = any net rise in the Index for the Term x Upside Participation Rate

Decrease percentage for the Buffer with Upside Participation Rate Strategy = any net fall in the Index for the Term to the extent it is greater than the Buffer

Example. At the beginning of a Term, you allocate $100,000 to 1-Year 10% Buffer with Upside Participation Rate Strategy and the Upside Participation Rate for the Term is 105%. You do not take any withdrawals during that Term, which means that your Investment Base at the end of that Term is $100,000. You have not made a Performance Lock election.

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	At Final Market Close of Term	At Final Market Close of Term
Assumed Rise or fall in Index	+16%	–16%
Increase or decrease percentage	+16.8% (105% of 16%)	–6% (–16% –10%)
Dollar amount of increase or decrease	+16,800 ($100,000 x 16.8%)	–6,000 ($100,000 x –6%)
Strategy value at end of Term	$116,800 ($100,000 + $16,800)	$94,000 ($100,000 - $6,000)

Buffer with Cap Strategy

In the absence of a Performance Lock election, here are the formulas that we use to calculate the Strategy value at the end of a Term of 10% Buffer with Cap Strategy.

Strategy value at end of Term = Investment Base + dollar amount of increase or decrease

Dollar amount of increase or decrease = Investment Base x increase or decrease percentage

Increase percentage = any net rise in the Index for the Term, but never more than the Cap

Decrease percentage = any net fall in the Index for the Term to the extent it is greater than the Buffer

Example. At the beginning of a Term, you allocate $100,000 to a 1-Year 10% Buffer with Cap Strategy and the Cap for the Term is 13%. You do not take any withdrawals during that Term, which means that your Investment Base at the end of that Term is $100,000. You have not made a Performance Lock election.

	At Final Market Close of Term	At Final Market Close of Term
Assumed Rise or fall in Index	+16%	–16%
Increase or decrease percentage	+13% (16% > 13% Cap)	–6% (–16%–10%)
Dollar amount of increase or decrease	+13,000 ($100,000 x 13%)	–6,000 ($100,000 x –6%)
Strategy value at end of Term	$113,000 ($100,000 + $13,000)	$94,000 ($100, 000 - $6,000)

Floor with Cap Strategy

In the absence of a Performance Lock election, here are the formulas that we use to calculate the Strategy value at the end of a Term of a Floor with Cap Strategy.

Strategy value at end of Term = Investment Base + dollar amount of increase or decrease

Dollar amount of increase or decrease = Investment Base x increase or decrease percentage

Increase percentage = any net rise in the Index for the Term, but never more than the Cap

Decrease percentage = any net fall in the Index for the Term, but never more than the Floor

Example. At the beginning of a Term, you allocate $100,000 to a 1-Year -10% Floor with Cap Strategy and the Cap for the Term is 14%. You do not take any withdrawals during that Term, which means that your Investment Base at the end of that Term is $100,000. You have not made a Performance Lock election.

	At Final Market Close of Term	At Final Market Close of Term
Assumed Rise or fall in Index	+16%	–16%
Increase or decrease percentage	+14% (16% > 14% Cap)	–10% (–16%< –10%)
Dollar amount of increase or decrease	+14,000 ($100,000 x 14%)	–10,000 ($100,000 x –10%)
Strategy value at end of Term	$114,000 ($100,000 + $14,000)	$90,000 ($100, 000 - $10,000)

Buffer with Performance Trigger Strategy

Here are the formulas that we use to calculate the Strategy value at the end of a Term of a Buffer with Performance Trigger Strategy.

Strategy value at end of Term = Investment Base + dollar amount of increase or decrease

Dollar amount of increase or decrease = Investment Base x increase or decrease percentage

Increase percentage = the Trigger Rate, applied when Index returns are positive or zero

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Decrease percentage = any net fall in the Index for the Term to the extent it is greater than the Buffer

Example. At the beginning of a Term, you allocate $100,000 to a 1-Year 10% Buffer with Performance Trigger Strategy and the Trigger Rate for the Term is 11%. You do not take any withdrawals during that Term, which means that your Investment Base at the end of that Term is $100,000.

	At Final Market Close of Term	At Final Market Close of Term	At Final Market Close of Term	At Final Market Close of Term
Assumed Rise or fall in Index	+16%	0%	–6%	–16%
Increase or decrease percentage	+11% (11% Trigger Rate)	+11% (11% Trigger Rate)	0% (–6%> –10%)	–6% (–16%< –10%)
Dollar amount of increase or decrease	+11,000 ($100,000 x 11%)	+11,000 ($100,000 x 11%)	0 ($100,000 x 0%)	–6,000 ($100,000 x –6%)
Strategy value at end of Term	$111,000 ($100,000 + $11,000)	$111,000 ($100,000 + $11,000)	$100,000 ($100,000 - $0)	$94,000 ($100,000 - $6,000)

Buffer with Dual Performance Trigger Strategy

Here are the formulas that we use to calculate the Strategy value at the end of a Term of a Buffer with Dual Performance Trigger Strategy.

Strategy value at end of Term = Investment Base + dollar amount of increase or decrease

Dollar amount of increase or decrease = Investment Base x increase or decrease percentage

Increase percentage = the Trigger Rate, applied when Index returns are zero, positive, or negative but do not exceed the Buffer

Decrease percentage = any net fall in the Index for the Term to the extent it is greater than the Buffer

Example. At the beginning of a Term, you allocate $100,000 to a 1-Year 10% Buffer with Dual Performance Trigger Strategy and the Trigger Rate for the Term is 8%. Because this is a Dual Performance Trigger Strategy, the Index change must be zero, positive, or negative up to the 10% Buffer in order to qualify for the Trigger Rate. You do not take any withdrawals during that Term, which means that your Investment Base at the end of that Term is $100,000.

	At Final Market Close of Term	At Final Market Close of Term	At Final Market Close of Term	At Final Market Close of Term
Assumed Rise or fall in Index	+16%	0%	–6%	–16%
Increase or decrease percentage	+8% (8% Trigger Rate)	+8% (8% Trigger Rate)	+8% (8% Trigger Rate)	–6% (–16%< –10%)
Dollar amount of increase or decrease	+8,000 ($100,000 x 8%)	+8,000 ($100,000 x 8%)	+8,000 ($100,000 x 8%)	–6,000 ($100,000 x –6%)
Strategy value at end of Term	$108,000 ($100,000 + $8,000)	$108,000 ($100,000 + $8,000)	$108,000 ($100,000 + $8,000)	$94,000 ($100,000 - $6,000)

INDEXED STRATEGY VALUE BEFORE END OF TERM

Before the final Market Day of a Term, unless you have made a Performance Lock election, the value of an Indexed Strategy is the Investment Base increased or decreased by the Daily Value Percentage. If you have made a Performance Lock election, then the normal rules set out in this section do not apply, and the value after the effective date of the Performance Lock election through the end of the Term is determined as described under Indexed Strategy Value After Performance Lock Election section below. See “Contract Adjustments” in the Statement of Additional Information for more details, including examples illustrating the operation of the Daily Value Percentage adjustment.

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In the absence of a Performance Lock election, here are the formulas that we use to calculate the Strategy value before the end of a Term.

Strategy value before end of Term = Investment Base + dollar amount of increase or decrease

Dollar amount of increase or decrease = Investment Base x Daily Value Percentage

Daily Value Percentage = Net Option Price – Residual Option Cost – Trading Cost

Net Option Price

The Net Option Price is one part of the formula used to calculate Daily Value Percentage. The Net Option Price is based on the calculated prices of hypothetical options that represent the projected changes in the Index over the full Term. The model we use to price those options is described in the Option Prices section of the Statement of Additional Information. For more information on how the Net Option Price is calculated for each strategy, see “Contract Adjustments” in the Statement of Additional Information.

Residual Option Cost

The Residual Option Cost is one part of the formula used to calculate Daily Value Percentage. The Residual Option Cost starts with the Net Option Price at the beginning of a Term, which is calculated using the formulas set out above. That Net Option Price is then multiplied by the time remaining in the Term as a percentage of the length of the Term.

The Residual Option Cost as of a Market Close is a percentage equal to: (1) the Net Option Price for the Strategy at the beginning of the Term; multiplied by (2) the number of days remaining until the final Market Close of the Term divided by 365 for a 1-year Term, by 1,096 days for a 3-year Term, or by 2,192 days for a 6-year Term.

Trading Cost

The Trading Cost is one part of the formula used to calculate Daily Value Percentage. The Trading Cost as of a Market Close is the estimated cost of selling the hypothetical options before the end of a Term to the extent not already reflected in the option price. It is a percentage that reflects the average market difference between option bid-ask average prices and option bid prices. We may change the Trading Cost at any time due to changes in option prices.

Maximum Loss Before the End of a Term

If you Surrender your Contract or take a withdrawal before the end of a Term, there is no set maximum loss because the Indexed Strategy value is determined using the Daily Value Percentage. The loss on a Floor Strategy may exceed the Floor, the loss on a Downside Participation Rate Strategy may exceed the 50% Downside Participation Rate, a 10% Buffer Strategy may not receive the benefit of the 10% Buffer, a 20% Buffer Strategy may not receive the benefit of the 20% Buffer, because the use of the Daily Value Percentage means that the Residual Option Cost and Trading Cost are subtracted from the Strategy value. The Residual Option Cost and Trading Cost are determined each time the Daily Value Percentage is calculated. As a result, in extreme circumstances, an Indexed Strategy may have no value before the end of a Term, meaning that you would suffer the loss of 100% of your principal and any prior earnings in that Strategy if, before the end of the Term, you were to Surrender or annuitize your Contract, elect a Performance Lock, or a Death Benefit becomes payable.

INDEXED STRATEGY VALUE AFTER PERFORMANCE LOCK ELECTION

Performance Lock is an election to lock in the Daily Value Percentage for the remainder of a Term of an Indexed Strategy. You can make a Performance Lock election for each Term of an S&P 500 Strategy (excluding the three Trigger Strategies) and for each Term of a First Trust Barclays Edge Strategy. For Contracts with a Contract Effective Date on or after May 21, 2025, you may also make a Performance Lock election for each Term of a Russell 2000 Strategy. A Performance Lock election is not available for Contracts issued in Missouri with a Contract Effective Date before May 21, 2025. Only one performance lock election may be made for a given Term of a Strategy.

You may make a Performance Lock election by a Request in Good Order received prior to the third to last Market Close of a Term. A Performance Lock election for a Term is effective on the second Market Close following our receipt of your Request in Good Order. Once we receive your Request in Good Order, a Performance Lock election for a Term cannot be changed or revoked. You may access Daily Value Percentage information for the Indexed Strategies as of the previous day’s Market Close by calling 1-800-789-6771 or by accessing your account online at www.massmutualascend.com.

If you make a Performance Lock election for a Term of a given Strategy, then the normal rules described in the Indexed Strategy Value at End of Term section and the Indexed Strategy Value Before End of Term section do not apply. Instead, beginning with the second Market Close after our receipt of the election, the Strategy value before the end of the Term and the Strategy value at the end of the Term is based on the Daily Value Percentage as locked at that second Market Close. This means that the Daily Value Percentage as of that second Market Close will apply from that date on through the end of the Term.

Because a Performance Lock election is effective on the second Market Close following receipt of the election, you will not be able to determine in advance the locked Daily Value Percentage that will apply to the Indexed Strategy at the time you make a Performance Lock election. The locked Daily Value Percentage could be negative, even if it is positive on the day you request a Performance Lock. The locked Daily Value Percentage could be negative, which could result in significant loss, even if the Index has risen since the start of the Term. When you elect a Performance Lock, your ending Strategy value will not be based on the ending Index value on the last day of the Term, which means you will not benefit from any rise in the Index during the balance of the Term and may earn less than you would have

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if you had not made a Performance Lock election. If the Daily Value Percentage is negative, you could lock in a loss, and the loss could be significant. Before electing a Performance Lock, you should consult with a financial advisor.

Beginning on that second Market Close and continuing through the end of the Term, the value of an Indexed Strategy is equal to:

•	the Investment Base on that day; plus

•	any increase for a positive Daily Value Percentage, as locked on that second Market Close; or minus

•	any decrease for a negative Daily Value Percentage, as locked on that second Market Close.

A Performance Lock election does not affect the Investment Base. After a Performance Lock election is effective, except for withdrawals and Market Value Adjustments, the value of a locked Strategy will not change until the start of the next Term.

If a Performance Lock election for a Strategy is permitted under your Contract, and your election takes effect before the last year of a 3-year or 6-year Term, then the Term for that Strategy will end on the next anniversary of the Term start date. If you take no action and do not send us a relocation request by that anniversary, then:

•

For a shortened Term of the S&P 500 6-Year 10% Buffer with Upside Participation Rate Indexed Strategy, we will apply the ending value to a new Term of the S&P 500 1-Year 10% Buffer with Cap Indexed Strategy.

•	For a shortened Term of the S&P 500 6-year 20% Buffer with Upside Participation Rate Strategy, we will apply the ending value to a new Term of the S&P 500 1-Year 20% Buffer with Cap Indexed Strategy.

•

For a shortened Term of the S&P 500 3-year 10% Buffer with Upside Participation Rate Strategy, we will apply the ending value to a new 3-year Term of that same Strategy, or if not available, then to the S&P 500 1-Year 10% Buffer with Cap Indexed Strategy.

•

For a shortened Term of the S&P 500 3-year 20% Buffer with Upside Participation Rate Strategy, we will apply the ending value to a new 3-year Term of that same Strategy, or if not available, then to the S&P 500 1-Year 20% Buffer with Cap Indexed Strategy.

•

For a shortened Term of the Russell 2000 6-Year 10% Buffer with Upside Participation Rate Indexed Strategy, we will apply the ending value to a new Term of the Russell 2000 1-Year 10% Buffer with Cap Indexed Strategy, or if not available under your Contract, then to a new Term of the S&P 500 1-Year 10% Buffer with Cap Strategy.

•

For a shortened Term of the Russell 2000 6-Year 20% Buffer with Upside Participation Rate Indexed Strategy, we will apply the ending value to a new Term of the Russell 2000 1-Year 20% Buffer with Cap Indexed Strategy, or if not available under your Contract, then to a new Term of the S&P 500 1-Year 20% Buffer with Cap Strategy.

•

For a shortened Term of the Russell 2000 3-Year 10% Buffer with Upside Participation Rate Indexed Strategy, we will apply the ending value to a new 3-year Term of that same Strategy, or if not available, then to a new Term of the Russell 2000 1-Year 10% Buffer with Cap Indexed Strategy.

•

For a shortened Term of the Russell 2000 3-Year 20% Buffer with Upside Participation Rate Indexed Strategy, we will apply the ending value to a new 3-year Term of that same Strategy, or if not available, then to a new Term of the Russell 2000 1-Year 20% Buffer with Cap Indexed Strategy.

Performance Lock Examples

Examples. Here are three examples that show how the Performance Lock election works for an S&P 500, First Trust Barclays Edge, or Russell 2000 Indexed Strategy. In each example, we assume that Performance Lock election is effective on day 90 of a 1-year Term.

Assumptions

Option Price Assumptions	Price at Start of Term (as a Percentage of Index at Start of Term)	Price on Lock Effective Date (as a Percentage of Index at Start of Term)
ATM Call Option Price	6.00%	7.47%
OTM Call Option Price	1.15%	1.81%
ATM Put Option Price	5.40%	3.36%
OTM Put Option Price	4.50%	2.80%

Strategy Assumptions
Investment Base for each Strategy at Term end	$100,000
Cap for 1-year Term	11%

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Example 1: 50% Downside Participation Rate with Upside Participation Rate Strategy

Lock effective date ATM Call Option Price x Upside Participation Rate	5.60%	(75% of 7.47%)
(Lock effective date ATM Put Option Price x Downside Participation Rate)	– 1.68%	(50% of 3.36%)
Net Option Price on Lock Effective Date	= 3.92%
Initial ATM Call Option Price x Upside Participation Rate	4.50%	(75% of 6.00%)
(Initial ATM Put Option Price x Downside Participation Rate)	– 2.70%	(50% of 5.40%)
Net Option Price	= 1.80%
Amortization Factor for days remaining to final Market Day of Term	x 75.34%	(275 / 365)
Residual Option Cost on Lock effective date	1.36%
Net Option Price	3.92%
Residual Option Cost	–1.36%
Assumed Trading Cost	– 0.15%
Locked Daily Value Percentage	= 2.41%
Increase as a dollar amount as Term end	$2,410	($100,000 x 2.41%)
Value of 50% Downside Participation Rate with Upside Participation Rate Strategy at Term end	$102,410	($100,000 + $2,410)

Example 2: 10% Buffer with Cap Strategy

Lock effective date ATM Call Option Price – OTM Call Option Price	5.66%	(7.47%-1.81%)
Lock effective date OTM Put Option Price	– 2.80%
Net Option Price on Lock effective date	= 2.86%
Initial ATM Call Option Price – Initial OTM Call Option Price	4.85%	(6.00%-1.15%)
Initial OTM Put Option Price	– 4.50%
Net Option Price	= 0.35%
Amortization Factor for days remaining from Lock effective date to final Market Day of Term	x 75.34%	(275 / 365)
Residual Option Cost on Lock effective date	0.26%
Net Option Price	2.86%
Residual Option Cost	– 0.26%
Assumed Trading Cost	– 0.15%
Locked Daily Value Percentage	= 2.45%
Dollar amount of increase at Term end	$2,450	($100,000 x 2.45%)
Value of 10% Buffer with Cap Strategy at Term end	$102,450	($100,000 + $2,450)

Example 3: -10% Floor with Cap Strategy

Lock effective date ATM Call Option Price – OTM Call Option Price	5.66%	(7.47% – 1.81%)
(Lock effective date ATM Put Option Price – OTM Put Option Price)	– 0.56%	(3.36% – 2.80%)
Net Option Price on Lock effective date	= 5.10%
Initial ATM Call Option Price – Initial OTM Call Option Price	4.85%	(6.00% – 1.15%)
- (Initial ATM Put Option Price – Initial OTM Put Option Price)	– 0.90%	(5.40% – 4.50%)
Net Option Price	= 3.95%
Amortization Factor for days remaining from Lock effective date to final Market Day of Term	x 75.34%	(275 / 365)
Residual Option Cost on Lock effective date	= 2.98%
Net Option Price	5.10%
Residual Option Cost	– 2.98%
Assumed Trading Cost	– 0.15%
Locked Daily Value Percentage	= 1.97%
Dollar amount of increase at Term end	$1,970	($100,000 x 1.970%)
Value of -10% Floor with Cap Strategy at Term end	$101,970	($100,000 + $1,970)

Examples. Here is an example that shows how the Performance Lock election works with a 6-year 10% Buffer with Upside Participation Rate Strategy. In this example, we assume that the Performance Lock election is effective on day 2010 of a 6-year Term.

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Assumptions for Example 4

Option Price Assumptions	Price at Start of Term (as a Percentage of Index at Start of Term)	Price on Lock Effective Date (as a Percentage of Index at Start of Term)
ATM Call Option Price	20.59%	18.04%
OTM Put Option Price	15.47%	16.35%
Strategy Assumptions
Investment Base for each Strategy at end of Term			$100,000
Upside Participation Rate for 6-year Term			130%
Days remaining to last Market Day of 6-year Term			182
Trading Cost Assumption	2.03%

Example 4: 10% Buffer with Upside Participation Rate Indexed Strategy

Lock Effective Date ATM Call Option Price x Upside Participation Rate	23.45%	(130% of 18.04%)
Lock Effective Date OTM Put Option Price	– 16.35%

Net Option Price on Lock effective date	= 7.10%
Initial ATM Call Option Price x Upside Participation Rate	26.77%	(130% of 20.59%)
Initial OTM Put Option Price	– 15.47%
Net Option Price	= 11.30%
Amortization Factor for days remaining from Lock effective date to final Market Day of Term	x 8.30%	(182 / 2192)

Residual Option Cost on Lock effective date	0.94%
Net Option Price	7.10%
Residual Option Cost	– 0.94%
Assumed Trading Cost	– 2.03%

Locked Daily Value Percentage	= 4.13%

Increase as a dollar amount at Term end	$4,130	($100,000 x 4.13%)
Value of 10% Buffer with Upside Participation Rate Strategy at Term end	$104,130	($100,000 + $4,130)

INDEXES

Any allocation to an Indexed Strategy does not represent an investment in an Index or in any securities or other assets included in an Index.

S&P 500 Index

The S&P 500® Index is designed to reflect the large-cap sector of the U.S. equity market and, due to its composition, it also represents the U.S. equity market in general. It includes 500 leading companies and captures approximately 80% coverage of available market capitalization. The S&P 500 Index does not include dividends declared by any of the companies in this index. Consequently, any positive change in the Index over a Term will be lower than the total return on a direct investment in the stocks that comprise the S&P 500 Index. The S&P 500 Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.

SPDR Gold Shares ETF

The SPDR Gold Shares ETF represent units of beneficial interest in, and ownership of, the SPDR Gold Trust, an exchange traded fund that holds gold bullion. The investment objective of the trust is for the shares to reflect the performance of the price of gold bullion, less the trust’s expenses. The shares are designed to mirror as closely as possible the price of gold, and the value of the shares relates directly to the value of the gold held by

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the trust, less its liabilities. The value of the gold held by the trust is determined using the London Bullion Market Association (LBMA) Gold Price PM. The SPDR Gold Shares ETF Index deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the Index to underperform a direct investment in gold bullion. The Gold Shares trade on the NYSE Arca under the symbol GLD. For more information, visit www.spdrgoldshares.com.

iShares MSCI EAFE ETF

The iShares MSCI EAFE ETF is an exchange traded fund that seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada (MSCI EAFE Index). This underlying index includes stocks from Europe, Australasia, and the Far East. It may include large- or mid-capitalization companies. The components of the underlying index, and the degree to which these components represent certain industries and/or countries, are likely to change over time. The fund’s adviser uses an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the underlying index. The iShares MSCI EAFE ETF Index deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the ETF to underperform a direct investment in the securities composing the ETF.

The fund’s shares trade on the NYSE Arca under the symbol EFA.

iShares U.S. Real Estate ETF

The iShares U.S. Real Estate ETF is an exchange traded fund that seeks to track the investment results of an index composed of U.S. equities in the real estate sector (Dow Jones U.S. Real Estate Index). This underlying index may include large-, mid- or small-capitalization companies. A significant portion of the underlying index is represented by real estate investment trusts (REITs), but the components are likely to change over time. The fund’s adviser uses an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the underlying index. The iShares U.S. Real Estate ETF Index deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the ETF to underperform a direct investment in the securities composing the ETF.

The fund’s shares trade on the NYSE Arca under the symbol IYR.

First Trust Barclays Edge Index

The First Trust Barclays Edge Index is designed to combine capital strength and value equity investment methodologies with a mix of US Treasury futures indexes for the potential to provide stable returns over time. The First Trust Barclays Edge Index consists of an equity component that combines stocks from the Capital Strength Index and the Value Line® Dividend Index. The Capital Strength Index starts with the largest 500 companies in the NASDAQ US benchmark index and then reduces the selection universe by screening for companies that meet minimum criteria including cash and/or short-term investments on their balance sheets, low debt-to-market cap ratios and attractive return-on-equity. It then selects the top 50 names from this smaller universe based on low historical volatility. The Value Line Dividend Index starts with the universe of stocks published in its The Value Line Investment Survey publication and then selects those with a Value Line® Safety Rank of 1 or 2, with attractive dividends and market cap of one billion dollars or above. It then equally weights all stocks that meet those conditions (generally, around 160-200 stocks). The First Trust Barclays Edge Index then combines the stocks represented in The Capital Strength Index and the Value Line Dividend Index with an equal-weight assigned to each underlying index and rebalanced back to equal-weight on a monthly basis. Furthermore, since the index is on an excess return basis (i.e., it returns the index performance in excess of risk-free rates), the risk-free return is deducted from the equity underliers. The risk-free rate used in this calculation is the U.S. Fed Funds Rate published by the Federal Reserve of New York (ticker: FEDL01) for each day divided by 360 as outlined in the Index Rulebook. No such adjustment is needed to the US Treasury futures indexes as these securities returns are naturally on an excess return basis. The First Trust Barclays Edge Index deducts fees and costs when calculating Index performance. This will reduce the Index’s return and cause the Index to underperform a direct investment in the securities composing the Index.

The Index uses an optimizer to evaluate its exposure to stocks and US Treasury futures indexes on a daily basis to target a 7% volatility level. This volatility control mechanism aims to target or limit the volatility of the index return over time by adjusting the exposure of the index constituents through a rules-based process called mean-variance optimization. The optimizer defines risk using both shorter- and longer-term measures of historical realized volatility. It then seeks to determine the allocations between the equity and US Treasury futures index that produce the highest expected return for the target volatility level, subject to constraints. Depending on the constraints of the optimizer at the time, the Index may or may not allocate to the US Treasury futures indexes. When the volatility measures are low, the index can have exposure greater than 100%. However, the optimizer is constrained such that the exposure can never be greater than 225%. Likewise, when volatility is high, the index exposure can be less than 100%. In addition, the First Trust Barclays Edge Index generally rebalances based on end-of-day values in the event there is a deviation in the index component weights of 10% or more, on an absolute basis, from the previous index rebalance value.

For more information visit https://www.ftindexingsolutions.com/

The performance of the First Trust Barclays Edge Index reflects the deduction of operating costs and rebalancing costs from the valuation of the underlying indexes. These costs, deducted as an annualized percentage on a daily basis, are fixed for the underlying indexes. The operating costs for the First Trust Barclays Edge Index range from 0.20% to 0.60%, and the rebalancing costs for the First Trust Barclays Edge Index range from 0.02% to 0.03%. The operating costs represent an estimate of the costs that would be incurred to buy and sell the index components. The rebalancing costs represent an estimate of the costs that would be incurred each time the Index rebalances due to changes in weightings of the Index components. The deduction of these costs occurs at the First Trust Barclays Edge Index level (i.e., the return on the First Trust Barclays Edge Index is reduced based on the applicable operating and rebalancing costs).

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Russell 2000 Index

The Russell 2000® Index measures the performance of the small-cap segment of the US equity universe. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

The Russell 2000® Index includes approximately 2,000 of the smallest companies, based on a combination of their market cap and current index membership, from the Russell 3000® Index. The Russell 3000® Index measures the performance of the largest 3,000 US companies, which represents the vast majority of the investable US equity market.

Compared to mid- and large-cap companies, small-cap companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile.

The Russell 2000® Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.

Index Values

For Indexed Strategies that use the S&P 500 Index, Russell 2000 Index, or the First Trust Barclays Edge Index, the Index is the level of the S&P 500 Index, Russell 2000 Index, or the First Trust Barclays Edge Index for the applicable Market Close. For Indexed Strategies that use the SPDR Gold Shares ETF, the iShares U.S. Real Estate ETF or the iShares MSCI EAFE ETF, the Index is the applicable exchange-traded fund’s share price on the NYSE Arca at the applicable Market Close.

We will use consistent sources to obtain the values of an Index. We currently obtain the values for the S&P 500 Index and the SPDR Gold Shares ETF from S&P Dow Jones Indices LLC, the values for the iShares MSCI EAFE ETF and iShares U.S. Real Estate ETF from BlackRock, Inc., the values for the First Trust Barclays Edge Index from Bloomberg Index Services Limited, and the values for the Russell 2000 Index from FTSE Russell. If those sources are no longer available, we will select an alternative published source(s) to obtain such values.

Additional Index information, including disclaimers, may be found in Appendix D.

Historical Index Returns

The bar charts shown below provide each Index’s annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index returns after applying a hypothetical 5% cap and a hypothetical -10% buffer. The chart illustrates the variability of the returns from year to year and shows how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance.

The performance below is NOT the performance of any Indexed Strategy. Your performance under the Contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and Positive Return Factor and Negative Return Factor than the Indexed Strategy does, and does not reflect Contract fees and charges, including Market Value Adjustments or Daily Value Percentage adjustments, which reduce performance.

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*The S&P 500 Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.

*The SPDR Gold Shares ETF Index deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the Index to underperform a direct investment in gold bullion.

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*The iShares MSCI EAFE ETF Index deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the Index to underperform a direct investment in the securities composing the Index.

*The iShares U.S. Real Estate ETF Index deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the Index to underperform a direct investment in the securities composing the Index.

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*The First Trust Barclays Edge Index is an “excess return index” that subtracts a risk-free interest rate from the price and dividend return of the securities. It also deducts fees and costs when calculating Index performance. This will reduce the Index’s return and cause the Index to underperform a direct investment in the securities composing the Index.

*The Russell 2000® Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.

Index Replacement

We may replace or adjust an Index or rate, or the specified market to measure it, if the external market index or rate stops being published or the publication schedule is changed, the calculation of the external market index or rate is changed significantly, the investment fund terminates or there is a significant change in its investment objectives, strategies, or operations, the investment fund or commodity stops being traded on a specified market or the specified market declines in importance, we lose our license or permission to use the index or rate, we determine that

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hedging instruments are difficult to acquire or the cost of hedging becomes excessive, or under other circumstances approved by regulators. We may do so at the end of a Term or during a Term. We will notify you in writing at least 30 days before we replace an Index.

We would attempt to choose a replacement Index that is similar to the old Index. To determine if a new Index is similar, we will consider factors such as asset class, index composition, strategy, or methodology inherent to the index and index liquidity.

If we replace or adjust an Index connected to an Indexed Strategy during a Term, we will calculate the rise and fall in the Index using the old Index up until the replacement date. After the replacement date, we will calculate the rise and fall in the Index using the new Index, but with a modified start of Term value for the new Index. The modified start of Term value for the new index will reflect the rise or fall in the Index for the old Index from the start of the Term to the replacement or adjustment date.

If we replace or adjust an Index, the Positive Return Factor rate for the Term and the Negative Return Factor rate will not change.

Examples. These examples are intended to show how we would calculate the Strategy value on any day during a Term if we have replaced the Index used to calculate Strategy values during the Term. These examples assume: (1) you allocate $50,000 to an Indexed Strategy with a Cap of 8%; (2) the replacement is made on day 90 of the Term; and (3) no Performance Lock election has been made. To simplify the example, we assume that you take no withdrawals during the Term.

Example 1. This example illustrates a situation where the old Index has risen at the time of its replacement.

Rise or Fall of Index on Replacement Date for Old Index
Old Index at Term start	1000
Old Index on replacement date	1050
Rise or fall of old Index on replacement date	(1050 – 1000) / 1000 = 5.00%

The 5% rise in the old Index on the replacement date is then used to calculate the modified start of Term value for the new Index.

Modified Start of Term Value for New Index
Rise in old Index on replacement date	5.00%
New Index on replacement date	1785
Modified start of Term value for new Index	1785 / (100% + 5.00%) = 1700

The modified start of Term value for the new Index is then used to calculate the Indexed Strategy value on any date after the replacement date, including the value at the Term end.

Indexed Strategy Value at Term End
Investment Base at Term start	$50,000
Modified start of Term value for new Index	1700
Value of new Index at Term end	1853
Rise in new Index	(1853 –1,700) / 1700) = 9.00%
Cap	8.00%
Rise in new Index limited by Cap	8.00%
Increase as a percentage	8.00% x 100% = 8.00%
Dollar amount of increase	$50,000 x 8.00% = $4,000
Strategy value at Term end	$50,000 + $4,000 = $54,000

Example 2. This example illustrates a situation where the old Index has fallen at the time of its replacement.

Change in Index on Replacement Date for Old Index
Old Index at Term start	1000
Old Index on replacement date	950
Change in old Index on replacement date	(950 – 1000) / 1000 = –5.00%

The 5% fall in the old Index on the replacement date is then used to calculate the modified start of Term value for the new Index.

Modified Start of Term Value for New Index
Change in old Index on replacement date	–5.00%
New Index on replacement date	1786
Modified start of Term value for new Index	1786 /(100% - 5.00%) = 1880

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The modified start of Term value for the new Index is then used to calculate the Indexed Strategy value on any date after the replacement date, including the value at the Term end.

Indexed Strategy Value at Term End
Investment Base at Term start	$50,000
Modified start of Term value for new Index	1880
Value of new Index at Term end	1598
Change in new Index	(1598 – 1800) / 1700) = –15.00%
Floor	–10%
Change in new Index limited by Floor	–10.00%
Change as a percentage	–10.00% x 100% = –10.00%
Dollar amount of change	$50,000 x –10.00% = –$5,000
Strategy value at Term end	$50,000 - $5,000 = $45,000

Example. This example is intended to show how we would calculate the MVA if we have replaced the MVA Index. These examples assume the replacement is made on the second Contract Anniversary.

Example 1. This example illustrates a situation where the old MVA Index has risen at the time of its replacement.

Rise or Fall of MVA Index on Replacement Date for Old MVA Index
Old MVA Index on Contract Effective Date	4%
Old MVA Index on replacement date	6%
Market Value Adjustment on replacement date	(4% –(6% + 0.25%) x 4 = –9.00%

The 2% rise in the old MVA Index on the replacement date is then used to calculate the modified Contract Effective Date value for the new MVA Index.

Modified Contract Effective Date Value for New MVA Index
Rise in old MVA Index on replacement date	(6%– 4%) / 4% = 50%
New MVA Index on replacement date	6.75%
Modified Contract Effective Date value for new MVA Index	6.75% / (100% + 50%) = 4.5%

The modified Contract Effective Date value for the new MVA Index is then used to calculate Market Value Adjustment on any date after the replacement date.

Market Value Adjustment on third Contract Anniversary
Value of new MVA Index on third Contract Anniversary	5.5%
Modified Contract Effective Date value for new MVA Index	4.5%
Market Value Adjustment on third Contract Anniversary	(4.5% –(5.5% + 0.25%) x 3 = –3.75%

DECLARED RATE STRATEGY

The Declared Rate Strategy is credited with interest daily that results in an effective yield equal to the Declared Rate with annual compounding.

Information regarding the features of the Declared Rate Strategy, including its Term and its minimum guaranteed interest rate, is available in an appendix to the prospectus. See “Appendix A: Investment Options Available Under the Contract”.

Declared Rates

We will set the Declared Rate for a Term before that Term starts. It will be guaranteed for the entire Term.

As long as we receive your application for the Contract within eight days after you sign it, the Declared Rate for the Term that begins on the first Strategy Application Date will be available on our website (www.massmutualascend.com/index-achiever-advisory) on the date you signed the application and before the date of any Purchase Payment to which the Declared Rate will apply. If we receive the application for the Contract within eight days after the date you sign it, we will guarantee the Declared Rate on the date you signed the application for three Strategy Application Dates from the date of the application.

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If we receive the signed application within eight days after the date you sign it, then:

•	For an initial Term starting on the first Strategy Application Date on or after the application date, the Declared Rate will be the rate in effect on the date you signed the application.

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For an initial Term starting on one of the next two Strategy Application Dates, the Declared Rate will be the higher of the rate in effect on the date you signed the application or the rate otherwise in effect for that Strategy Application Date.

•	For any initial Term starting on a later Strategy Application Date, the Declared Rate will be the rate in effect for that Strategy Application Date.

If we receive the signed application more than eight days after the date you sign it, then the guarantee does not apply and the Declared Rate for each Initial Term will be the Declared Rate in effect for that Strategy Application Date.

We may set a different Declared Rate for each subsequent Term. For a Term, different rates may apply with respect to amounts attributable to Purchase Payments received on different dates.

At least 10 days before the next Term starts, we will post the Declared Rate that will apply to the Declared Rate Strategy for that next Term on our website (www.massmutualascend.com/index-achiever-advisory). You should consider this renewal information before finalizing your renewal or reallocation decision.

In any event, the Declared Rate for a Term will never be less than the guaranteed minimum interest rate from 0.15% to 3.0% set out in the Declared Rate Strategy endorsement included in your Contract. If you purchase a Contract to replace an existing annuity contract or insurance policy, you have 30 days to cancel the Contract. The right to cancel period may be longer in some states. The guaranteed minimum interest rate set out in the endorsement will never be less than the minimum interest rate required for fixed annuity contracts on the Contract Effective Date under the Standard Nonforfeiture Law of the state in which your Contract is issued.

Term

Each Term of the Declared Rate Strategy is one year long and will start and end on a Strategy Application Date. A new Term will start at the end of the preceding Term.

If you make only one Purchase Payment or you make all of your Purchase Payments before the initial Strategy Application Date, then each Term of the Declared Rate Strategy will end on the same date in any given year. If you make a Purchase Payment after the initial Strategy Application Date, then your Purchase Payments will be applied to the Crediting Strategies on different Strategy Application Dates. In this case, the Declared Rate Strategy will have Terms that end on different dates in any given year.

Declared Rate Strategy Value

The value of the Declared Rate Strategy is equal to:

•	the amounts applied to the Strategy at the start of the current Term; minus

•	each withdrawal taken from the Strategy during the current Term; plus

•	interest that we have credited on the balances in the Strategy for the current Term.

The rise or fall of an Index does not affect the value of the Declared Rate Strategy. A withdrawal from the Declared Rate Strategy reduces the Declared Rate Strategy value by an amount equal to the withdrawal.

Allocation Limit

When a Purchase Payment is applied to Crediting Strategies, the percentage of the Purchase Payment Account applied to the Declared Rate Strategy cannot exceed the Allocation Limit of 12% of your Account Value. If you allocate funds to the Declared Rate Strategy in excess of the 12% Allocation Limit, we will apply the excess funds to the S&P 500 -10% Floor with Cap Indexed Strategy. When ending values are reallocated to Crediting Strategies at the end of a Term, the percentage of the Account Value to be applied to the Declared Rate Strategy cannot exceed the Allocation Limit. If you do not make a request to reallocate the ending values of your Crediting Strategies for a given Term, the ending value of the Declared Rate Strategy will be applied to a new Term of that same Strategy even if it exceeds the Allocation Limit for the Declared Rate Strategy.

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ACCESSING YOUR CONTRACT VALUES

Cash Benefit

Surrender

You may Surrender your Contract at any time before the earlier of: (1) the Annuity Payout Initiation Date; or (2) a death for which a Death Benefit is payable. The right to Surrender may be restricted if your Contract is purchased under an employer plan subject to IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuity plans), or IRC Section 457(b) (governmental deferred compensation plans).

The amount paid upon Surrender is the Surrender Value. If you Surrender your Contract on a day that is not the end of a Term, the Surrender Value is based on the Daily Value Percentage of each Indexed Strategy (or the locked Daily Value Percentage if you have made a Performance Lock election). The Daily Value Percentage could be negative, which could result in significant loss, even if the Index has risen since the start of the Term.

The amount paid on Surrender is subject to income tax to the extent that it represents Contract earnings or pre-tax contributions. If received before age 59 1⁄2, the taxable portion of the amount paid on Surrender may also be subject to an additional 10% federal penalty tax.

A Surrender must be made by a Request in Good Order. If you Surrender your Contract, the Contract terminates.

Withdrawals

You may take a withdrawal, including a withdrawal to pay advisory fees, from your Contract at any time before the earliest of: (1) the Annuity Payout Initiation Date; (2) a death for which a Death Benefit is payable; or (3) the date that this Contract is Surrendered. The right to withdraw may be restricted if your Contract is purchased under an employer plan subject to IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuity plans), or IRC Section 457(b) (governmental deferred compensation plans).

A withdrawal must be made by a Request in Good Order. The amount of any withdrawal must be at least $500 unless the withdrawal is taken to pay advisory fees. If the withdrawal would reduce the Account Value to less than the minimum value of $5,000, we will treat the withdrawal request as a request to withdraw the maximum amount that may be taken without reducing your Account Value to less than $5,000.

We will withdraw funds from your Account Value as of the date on which we receive your Request in Good Order or any later specified effective date. You may designate the Crediting Strategy or Strategies from which a withdrawal will be taken by a Request in Good Order prior to the date of the withdrawal. If you do not make a designation, we will take the withdrawal from the Crediting Strategies in the following order:

•	first proportionally from funds, if any, that then qualify for a waiver of the Market Value Adjustment pursuant to the provisions of a Crediting Strategy endorsement;

•	then from the Purchase Payment Account;

•	then proportionally from the Declared Rate Strategies; and

•

proportionally from Indexed Strategies having the shortest Term (meaning the withdrawal will be taken proportionally from Indexed Strategies with 1-year Terms, and then proportionally from Indexed Strategies with 3-year Terms, and finally from Indexed Strategies having 6-year Terms).

Effect of Withdrawals

A withdrawal (including any withdrawals to pay advisory fees) reduces the Account Value, which in turn reduces the amount payable upon Surrender, applied to the Annuity Payout Benefit, or payable as the Death Benefit. In addition, a withdrawal will proportionally reduce the Death Benefit Return of Premium Guarantee. Please see the example on page 63.

A withdrawal from an Indexed Strategy during the first six Contract Years (other than to pay advisory fees) will be subject to a Market Value Adjustment, which could be negative and could result in significant loss. When you request a withdrawal that may be subject to a Market Value Adjustment, you must tell us whether we are to adjust the amount we pay to you by the Market Value Adjustment, or whether we should pay you the specific amount and adjust your remaining Account Value to pay a negative Market Value Adjustment or receive the benefit of a positive Market Value Adjustment.

If a withdrawal and any related Market Value Adjustment is taken from an Indexed Strategy before the end of a Term, the reduction in the Strategy value is determined by the Daily Value Percentage on the date of the withdrawal. The Investment Base used to calculate the Strategy value through the end of that Term will also be reduced. The reduction in the Investment Base for a withdrawal and any related Market Value Adjustment is proportional to the reduction in the Strategy value. If the Daily Value Percentage is negative, these proportional reductions could be significantly larger than the dollar amount of the withdrawal. A reduction in the Investment Base for a Term will reduce the gain from any future rise in the Index during that Term.

The amount withdrawn is subject to income tax to the extent that it represents Contract earnings or pre-tax contributions. If received before age 59 1⁄2, the taxable portion of a withdrawal may also be subject to an additional 10% federal penalty tax.

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Automated Withdrawals

You may elect to withdraw money from your Contract under any automated withdrawal program that we offer. Your Account Value must be at least $10,000 in order to make an automated withdrawal election. The minimum amount of each automated withdrawal payment is $100. Automated withdrawals will be taken from the Purchase Payment Account and Indexed Strategies of your Contract in the same order as any other withdrawal.

The Contract is intended for long-term investment purposes and the Contract and its Indexed Strategies may not be appropriate for investors who plan to take withdrawals (including automated withdrawals and required minimum distributions) during the first six Contract Years, because of the assessment of Market Value Adjustments, or who plan to take withdrawals during Indexed Strategy Terms, because of the application of the Daily Value Percentage.

Subject to the terms and conditions of the automated withdrawal program, you may begin or discontinue automated withdrawals at any time. You must give us at least 30 days’ notice to change any automated withdrawal instructions that are currently in place. Any request to begin, discontinue or change automated withdrawals must be a Request in Good Order. We reserve the right to discontinue offering automated withdrawals at any time.

Currently, we do not charge a fee to participate in an automated withdrawal program. However, we reserve the right to impose an annual fee in such amount as we may then determine to be reasonable for participation in the automated withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing an automated withdrawal, you should consult with your registered investment advisor.

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Automated withdrawals during a Term from an Indexed Strategy will systematically reduce the Investment Base, which will reduce any subsequent increase in the Strategy value due to a positive Daily Value Percentage during that Term or a rise in the applicable Index at the end of that Term. Such reductions could be significant.

•

Unless a waiver applies, an automated withdrawal taken from an Indexed Strategy may be subject to a Market Value Adjustment, which could be negative and could result in significant loss, during the first six Contract Years.

•

If taken from an Indexed Strategy before the end of a Term, the value of an Indexed Strategy on an automated withdrawal date will reflect the Daily Value Percentage on that date. Any Strategy value before the end of a Term will almost always be less, perhaps significantly less, than the value suggested by the rise or fall of the Index. In extreme circumstances, an Indexed Strategy may have no value before the end of a Term due to the Daily Value Percentage, meaning that you would suffer the loss of 100% of your principal and any prior earnings in that Strategy if, before the end of the Term, you were to Surrender or annuitize your Contract, elect a Performance Lock, or a Death Benefit becomes payable.

•	Automated withdrawals could result in significant loss due to taxes and reduce your ability to take full advantage of any positive Index performance at the end of a Term.

Withdrawals to Pay Advisory Fees

You may authorize withdrawals from your Contract to pay advisory fees to a registered investment advisor with respect to the management of your Contract. Those fees cannot exceed 1.5% of the Account Value per year. The fees must relate only to investment advice rendered in connection with the Contract.

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Based on a private letter ruling issued by the IRS to the Company and similar private letter rulings issued to other annuity providers, we will not report a withdrawal to pay advisory fees as taxable income to you if the conditions of the rulings are satisfied. However, tax laws are subject to change, and it is possible that in the future a withdrawal to pay fees could be subject to federal and state income taxes, and if you are under age 59 1⁄2, to a 10% federal penalty tax. Please see the information provided on page 72.

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If the conditions of the rulings are not satisfied, we will report a withdrawal to pay advisory fees as taxable income to you, and your withdrawal may be subject to federal and state income taxes, and if you are under age 59 1⁄2, to a 10% federal penalty tax.

Withdrawals to pay advisory fees are treated like other withdrawals from the Contract, except that withdrawals to pay advisory fees are not subject to a Market Value Adjustment even if taken from an Indexed Strategy.

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Withdrawals to pay advisory fees will be taken from the Purchase Payment Account, then from the Declared Rate Strategy, and then from the Indexed Strategies of your Contract in the same order as any other withdrawal.

•	Withdrawals to pay advisory fees reduce the Account Value, which in turn reduces the amount payable upon Surrender, applied to the Annuity Payout Benefit, or payable as the Death Benefit.

•	Withdrawals to pay advisory fees will proportionally reduce the Death Benefit Return of Premium Guarantee. Please see the example on page 63.

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If taken from an Indexed Strategy before the end of a Term, the reduction in the value of an Indexed Strategy due to a withdrawal to pay advisory fees will be determined by the Daily Value Percentage on the date of the withdrawal.

•

If taken from an Indexed Strategy before the end of a Term, a withdrawal to pay advisory fees will proportionally reduce the Investment Base used to calculate changes in the value of the Indexed Strategy through the end of that Term, which may limit the effect of a further rise or fall in the Index.

•

Given the adverse consequences of withdrawing advisory fees from Indexed Strategies before the end of the Term, prior to authorizing the payment of advisory fees from your Contract values, please consult with your registered investment advisor about whether there are sufficient funds in the Declared Rate Strategy to pay those fees, and whether you should pay such fees from other assets.

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Exchanges, Transfers, and Rollovers

An amount paid on a withdrawal or Surrender may be paid to or for another annuity or tax-qualified account in a tax-free exchange, transfer, or rollover to the extent allowed by federal tax law.

Annuity Payout Benefit

Under the Contract you may receive regular Annuity Payout Benefit payments for the duration of the period that you select. Once Annuity Payout Benefit payments start, you can no longer Surrender the Contract or take a withdrawal, no Death Benefit will be payable under your Contract, your Beneficiary designations will no longer apply, and the Crediting Strategies will no longer be available. The amount payable after death, if any, is governed by the Payout Option you select.

The Annuity Payout Benefit is payable if the Annuity Payout Initiation Date is reached before the earlier of: (1) a death for which a Death Benefit is payable; or (2) the date that this Contract is Surrendered.

Annuity Payout Benefit payments are subject to income tax to the extent that they represent Contract earnings or pre-tax contributions. If received before age 59 1⁄2, the taxable portion of Annuity Payout Benefits may also be subject to an additional 10% federal penalty tax.

Annuity Payout Initiation Date

The Annuity Payout Initiation Date is the first day of the first payment interval for which payment of the Annuity Payout Benefit is to be made. Annuity Payout Benefit payments are made at the end of each payment interval. This means that for annual payments, the first payment will be made one year after the Annuity Payout Initiation Date.

You may select the Annuity Payout Initiation Date by a Request in Good Order. We must receive your request before the last Market Close on or before the Annuity Payout Initiation Date you selected and at least 30 days before the first Annuity Payout Benefit payment is to be made.

•	The earliest Annuity Payout Initiation you may select is the first Contract Anniversary.

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Unless we agree to a later date, the latest Annuity Payout Initiation Date you may select is the Contract Anniversary following your 95th birthday or the 95th birthday of a joint owner, if earlier. If the Owner is not a human being such as a trust or a corporation, then the Annuity Payout Initiation Date may not be later than the Contract Anniversary following the 95th birthday of the eldest Annuitant, unless we agree to a later date.

The earliest permitted date and the latest permitted date for the Annuity Payout Initiation Date are set out in the Contract Specifications section of your Contract. The latest permitted date may change if an Owner changes.

If you do not select an Annuity Payout Initiation Date by the latest permitted date, we may select it for you. We will notify you in writing at least 45 days before the date we select. We will give you an opportunity to select an earlier date.

Annuity Payout Amount

The amount of each payment under the Annuity Payout Benefit is determined on the Annuity Payout Initiation Date based on the Annuity Payout value on that date, the Payout Option that applies, the payment interval, an assumed interest rate, and for life options, the life expectancy of the Annuitant.

The Annuity Payout value is the amount that can be applied to the Annuity Payout Benefit is equal to: (1) the Account Value on the Annuity Payout Initiation Date; minus (2) premium tax or other taxes not previously deducted. If the Annuity Payout value is determined on a date other than the end of the Term, the Annuity Payout value will be based on the Daily Value Percentage or the locked Daily Value Percentage if you have made a Performance Lock election. The Daily Value Percentage could be negative, which could result in significant loss, even if the Index has risen since the start of the Term. Please see the “Indexed Strategy Value Before End of Term” section on page 46 or the “Indexed Strategy Value After Performance Lock Election” on page 47 for more information.

Form of Annuity Payout Benefit

You may elect to have the Annuity Payout Benefit paid in any form of Payout Option that is available under your Contract. The available Payout Options are described in the “Payout Options” section on page 64. You may elect a Payout Option by a Request in Good Order. We must receive your request before the last Market Close on or before the Annuity Payout Initiation Date and at least 30 days before the first Annuity Payout Benefit payment is to be made.

If we have selected the Annuity Payout Initiation Date and you have not elected a Payout Option, the Annuity Payout Benefit is paid in the form of annual payments as a Life Payout with Payments for at Least a Fixed Period. That fixed period will be 10 years or, if fewer, the maximum number of whole years permitted by any tax qualification endorsement.

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Payee for Annuity Payout Benefit

Payment of the Annuity Payout Benefit generally is made to the surviving Owner(s) as the payee(s). In place of that, the surviving Owner(s) may elect for payment to be made as a tax-free exchange, transfer, or rollover, or for payment to be made to the Annuitant. That election must be made by a Request in Good Order that we receive at least 30 days before the payment date.

Payments that become due after the death of the payee are made to:

•	the surviving Owner(s); or if none

•	then to the surviving contingent payee(s) designated by the surviving Owner(s); or if none;

•	the estate of the last payee who received a payment.

The portion of any Annuity Payout Benefit remaining after the death of an Owner or Annuitant must be paid at least as rapidly as payments were being made at the time of such death.

You may designate a contingent payee by a Request in Good Order. If you designate your spouse as a contingent payee and your marriage ends before your death, then we will treat your former spouse as having predeceased you except in the following situations: (1) if a court order provides that the former spouse’s rights as a contingent payee are to continue; or (2) if the former spouse remains or becomes an Owner.

Death Benefit

A Death Benefit is payable under your Contract if you die before the Annuity Payout Initiation Date and before the Contract is Surrendered. If your spouse is your sole beneficiary and elects to become a successor owner of the Contract, then no Death Benefit will be payable on account of your death.

When the Owner is a non-natural person, a Death Benefit is payable under the Contract if the Annuitant dies before the Annuity Payout Initiation Date and before the Contract is Surrendered. For this purpose, a non-natural person is a trust, custodial account, corporation, limited liability company, partnership, or other entity.

Only one Death Benefit will be paid under the Contract. If a Death Benefit becomes payable, it will be in place of all other benefits under the Contract, and all other rights under this Contract will terminate except for rights related to the Death Benefit.

A Death Benefit payment is subject to income tax to the extent that it represents Contract earnings or pre-tax contributions.

Death Benefit Payout Date

•	If the Death Benefit is to be paid as a lump sum, then it will be paid as soon as practicable after receipt of Proof of Death.

•

If the Death Benefit is to be paid under a Payout Option, then we will apply the Death Benefit value to a Payout Option as soon as practicable after receipt of Proof of Death. That application date will be the first day of the first payment interval for which a payment is to be made. Death Benefit payments under a Payout Option are made at the end of each payment interval. This means that, for annual payments, the first payment will be made one year after that application date.

Death Benefit Amount

•	If the Death Benefit is paid in a lump sum, then it is equal to the Death Benefit value, increased by any additional post-death interest as required by law.

•

If the Death Benefit will be paid as a series of periodic payments under a Payout Option, then the amount of each payment under the Death Benefit is determined on the date that the Death Benefit value is applied to the Payout Option. The amount or each payment will be based on the Death Benefit value (increased by any additional post-death interest as required by law to the date it is applied to the Payout Option), the Payout Option that applies, the payment interval, an assumed interest rate, and for life options, the life expectancy of the Beneficiary.

Death Benefit Value

The Death Benefit value is the greater of:

•	the Account Value for the date that the Death Benefit value is determined; or

•	the Death Benefit Return of Premium Guarantee.

In either case, the Death Benefit value is reduced by premium tax or other taxes not previously deducted.

The Death Benefit value is determined as of the date that we receive Proof of Death. Thus, in many cases where there are multiple Beneficiaries, the Death Benefit value is determined only when the last Beneficiary submits the necessary documentation. Until then, the Contract values remain in the Indexed Strategies will renew into new Terms of the same Strategies if the end of a Term is reached, and the Indexed Strategy values may fluctuate. This risk is borne by the Beneficiaries.

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The Account Value will reflect the applicable Strategy values as calculated on the date the Death Benefit is determined. If the Death Benefit value is determined on a date other than the end of the Term, the Death Benefit value will be based on the Daily Value Percentage, or on the locked Daily Value Percentage if you have made a Performance Lock election. The Daily Value Percentage could be negative, which could result in significant loss, even if the Index has risen since the start of the Term. Please see the Indexed Strategy Value Before End of Term section on page 46 or the Indexed Strategy Value After Performance Lock Election on page 47 for more information.

Proof of Death. Before making payment of a Death Benefit, or any other payment or transfer of ownership rights that depends on the death of a specified person, we will require Proof of Death. We may delay making any payment until it is received. For this purpose, proof of death is:

•

a certified copy of a death certificate showing the cause and manner of death, or a certified copy of a decree that is made by a court of competent jurisdiction as to the finding of death, or other proof that is satisfactory to us; and

•	proof of each claimant’s interest in the Death Benefit or other Contract rights; and

•	a Request in Good Order from each claimant as to how to pay the Death Benefit.

Death Benefit Return of Premium Guarantee

The Death Benefit Return of Premium Guarantee is equal to your Purchase Payments (the “Purchase Payment base”), reduced proportionally for all withdrawals (including withdrawals to pay advisory fees), but not including amounts applied to pay negative Market Value Adjustments.

The reduction in your Purchase Payment base for withdrawals will be in the same proportion that your Account Value was reduced on the date of the withdrawal. A proportional reduction in your Purchase Payment base could be larger than the dollar amount of your withdrawal.

Example. Here is an example of how we calculate a proportional reduction of your Purchase Payment base. In this example, we assume you take an $8,000 withdrawal and the Purchase Payment base is larger than the Account Value at the time of the withdrawal. To simplify the example, we also assume no Market Value Adjustment, no premium tax is deducted, and no additional post-death interest is added.

	Before Withdrawal	After Withdrawal	Explanation
Account Value	$100,000	$92,000	Your withdrawal reduces your Account Value by $8,000 (which is an 8% reduction in your Account Value). $8,000 / $100,000 = 8%
Purchase Payment base for Death Benefit	$120,000	$110,400	After the withdrawal, the Purchase Payment base for the Death Benefit is also reduced by 8% or $9,600. $120,000 x 8% = $9,600

Form of Death Benefit

You may elect to have the Death Benefit paid in one lump sum or in any form of Payout Option that is available under your Contract. The available Payout Options are described in the Payout Options section below. There is no additional charge associated with this election. Any election is subject to the Death Benefit Distribution Rules described below.

If you do not elect a different Payout Option, the Death Benefit is paid in the form of annual payments for a fixed period of two years.

You may make an election by a Request in Good Order. We must receive your request on or before the date of death for which a Death Benefit is payable. If you do not make such an election, the Beneficiary may make that election after the date of death. The Beneficiary’s election must be made by a Request in Good Order that is received by us no later than the date that the Death Benefit value is applied to a Payout Option and at least 30 days before the date of the first payment to be made.

Additional Rules for Payout Options. A Payout Option that is contingent on life is based on the life of the Beneficiary or, in some cases, the life of a person to whom the Beneficiary is obligated. We will pay the Death Benefit as a lump sum rather than as payments under a Payout Option if: (1) the Death Benefit is less than $2,000; or (2) as of the date that the Death Benefit value is to be applied to a Payout Option, the Death Benefit Distribution Rules do not allow a two-year payout.

Payee of Death Benefit Payments

Death Benefit payments generally are made to the Beneficiary as the payee.

In place of that, the Beneficiary may elect to have payments made:

•	as a tax-free exchange, transfer, or rollover to or for an annuity or tax-qualified account as permitted by federal tax law; or

•

in cases where the Beneficiary is an estate, trust, custodial account, corporation, limited liability company, partnership, or other entity, to a person to whom the Beneficiary is obligated to make corresponding payments.

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Payments that become due after the death of the Beneficiary are made to:

•	the contingent payee designated as part of a Death Benefit Payout Option elected by you; or if none

•	then to a contingent payee designated by the Beneficiary; or if none

•	the estate of the last payee who received a payment.

Such payments are subject to the Death Benefit Distribution Rules described below.

You may designate a contingent payee by a Request in Good Order. A Beneficiary may make or change a payee or contingent payee, except a Beneficiary may not change a designation made as part of a Payout Option election made by you for the Death Benefit. If the Beneficiary designates his or her spouse as a contingent payee and their marriage ends before the Beneficiary’s death, then we will treat the former spouse as having predeceased the Beneficiary except to the extent a court order provides that the former spouse’s rights as a contingent payee are to continue.

Death Benefit Distribution Rules

The Death Benefit Distribution Rules are summarized below.

•	For a Tax Qualified Contract. The Death Benefit must be paid in accordance with the tax qualification endorsement.

•

For a Nonqualified Contract. The Death Benefit must be paid either: (1) in full within five years of the date of death; or (2) over the life of the Beneficiary or over a period certain not exceeding the Beneficiary’s life expectancy, with payments at least annually, and with the first payment made within one year of the date of death.

Payout Options

The standard Payout Options are described below. The standard Payout Options will always be available, subject to tax law limitations. We will make payments in any other form of Payout Option requested by you that is acceptable to us at the time of any election. More than one Payout Option may be elected if the requirements for each Payout Option elected are satisfied. All elected Payout Options must comply with pertinent laws and regulations.

Payments under each standard Payout Option are made at the end of a payment interval. For example, if the Annuity Payout Initiation Date is October 31, 2029 and you select annual payments, then the first payment will be paid as of October 31, 2030.

Fixed Period Payout

•	For the Annuity Payout Benefit

We will make periodic payments to you, or to the Annuitant, if you direct, for the fixed period of time that you select. For a nonqualified contract, fixed periods shorter than 10 years are not available. For a tax-qualified contract, the only fixed period available is 10 years.

•

If the payee dies before the end of the fixed period, then we will make periodic payments to the surviving owner(s), or if none, then to the surviving contingent payee(s), or if none, then to the estate of the last payee who received payments.

•	In all cases, payments will stop at the end of the fixed period.

•	For the Death Benefit

We will make periodic payments to the Beneficiary for the fixed period of time that you or the Beneficiary selects. The fixed period cannot exceed the life expectancy of the Beneficiary. For a tax-qualified contract, the fixed period also cannot exceed 10 years.

•

If the Beneficiary dies before the end of the fixed period, then we will make periodic payments to the contingent payee designated as part of any Death Benefit Payout Option that you have elected. If no such contingent payee is surviving, then such payments will be made to a contingent payee designated by the Beneficiary. If there is no contingent payee surviving, then such payments will be made to the estate of the last payee who received payments.

•	In all cases, payments will stop at the end of the fixed period.

Life Payout

•	For the Annuity Payout Benefit

We will make periodic payments to you, or to the Annuitant, if you direct, for as long as the Annuitant lives. Payments will stop on the death of the Annuitant. This means that, even if we have made only one payment when the Annuitant dies, payments will stop.

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If the Annuitant dies after the Annuity Payout Initiation Date but before the first payment, a Life Payout will not provide any benefit at all. In that case, we will reverse the Annuity Benefit Payout election and treat the Contract as if the Annuity Payout Initiation Date had not yet been reached.

•

If the Owner is living, this treatment will generally allow the Owner to choose between continuing the Contract as a deferred annuity or electing a new Annuity Payout Initiation Date and another Payout Option.

•	If the Annuitant’s death before the Annuity Payout Initiation Date would give rise to a Death Benefit, then the Death Benefit will be available.

For a tax-qualified contract, a Life Payout is not available to all Beneficiaries.

•	For the Death Benefit

We will make periodic payments to the Beneficiary for as long as the Beneficiary lives. Payments will stop on the death of the Beneficiary. This means that, even if we have made only one payment when the Beneficiary dies, payments will stop. For a tax-qualified contract, a Life Payout is not available to all Beneficiaries.

If the Beneficiary dies after the Death Benefit is applied to the Payout Option but before the first payment, a Life Payout will not provide any benefit at all. In that case, we will reverse the Payout Option election and allow the Beneficiary’s estate to choose a new Payout Option or to take the Death Benefit as a lump sum.

Life Payout with Payments for at Least a Fixed Period

•	For the Annuity Payout Benefit

We will make periodic payments to you, or to the Annuitant, if you direct, for as long as the Annuitant lives. For a tax-qualified contract, fixed periods longer than 10 years are not available.

•	If the Annuitant dies after the end of the fixed period you selected, then payments will stop on the death of the Annuitant.

•

If the Annuitant dies before the end of the fixed period you selected, then we will make periodic payments to the surviving owner(s), or if none, then to the surviving contingent payee(s), or if none, then to the estate of the last payee who received payments. In this case, payments will stop at the end of the fixed period you selected.

•	For the Death Benefit

We will make periodic payments to the Beneficiary for as long as the Beneficiary lives. The fixed period cannot exceed the life expectancy of the Beneficiary. For a tax-qualified contract, a Life Payout with Payments for at Least a Fixed Period is not available to all Beneficiaries, and the fixed period also cannot exceed 10 years.

•	If the Beneficiary dies after the end of the fixed period selected, then payments will stop on the death of the Beneficiary.

•

If the Beneficiary dies before the end of the fixed period you or the Beneficiary selected, then we will make periodic payments to the contingent payee designated as part of any Death Benefit Payout Option that you have elected. If no such contingent payee is surviving, then such payments will be made to a contingent payee designated by the Beneficiary. If there is no contingent payee surviving, then such payments will be made to the estate of the last payee who received payments. In this case, payments will stop at the end of the fixed period you or the Beneficiary selected.

Joint and One-Half Survivor Payout

•	For the Annuity Payout Benefit

We will make periodic payments to you, or to the primary Annuitant, if you direct, for as long as the primary Annuitant lives.

•

If the primary Annuitant dies and the secondary Annuitant does not survive the primary Annuitant, then payments will stop on the death of the primary Annuitant. This means that, even if we have made only one payment when the primary Annuitant dies, payments will stop unless the secondary Annuitant survives.

•

If the primary Annuitant dies and the secondary Annuitant is surviving, then we will make one-half of the periodic payment to you, or the secondary Annuitant, if you direct, for the rest of the secondary Annuitant’s life. In this case, payments will stop on the death of the secondary Annuitant.

If the Annuitant dies after the Annuity Payout Initiation Date but before the first payment, a Joint and One-Half Survivor Payout will never provide the full payment amount. In that case, if the secondary Annuitant agrees, we will reverse the Annuity Benefit Payout election and treat the Contract as if the Annuity Payout Initiation Date had not been reached.

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•

If the Owner is living, this treatment will generally allow the Owner to choose between continuing the Contract as a deferred annuity or electing a new Annuity Payout Initiation Date and another Payout Option.

•	If the Annuitant’s death before the Annuity Benefit Payout Initiation Date would give rise to a Death Benefit, then the Death Benefit will be available.

•	For the Death Benefit

We will make periodic payments to the Beneficiary for as long as the Beneficiary lives.

•

If the Beneficiary dies and the contingent payee does not survive the Beneficiary, then payments will stop on the death of the Beneficiary. This means that, even if we have made only one payment when the Beneficiary dies, payments will stop unless the contingent payee survives.

•

If the Beneficiary dies and the contingent payee designated as part of the Death Benefit Payout Option election is surviving, then we will make one-half of the periodic payment to the contingent payee for the rest of the contingent payee’s life. In this case, payments will stop on the death of the contingent payee.

If the Beneficiary dies after the Death Benefit is applied to the Payout Option but before the first payment, a Joint and One-Half Survivor Payout will never provide the full payment amount. In that case, if the contingent payee agrees, we will reverse the Payout Option election and allow the Beneficiary’s estate to choose a new Payout Option or to take the Death Benefit as a lump sum.

For a tax-qualified Contract, a Joint and One-Half Survivor Payout is only available in certain cases where the Beneficiary is the surviving spouse of the owner.

Payments under a Payout Option

Payments under a Payout Option are calculated and paid as fixed dollar payments. The stream of payments is an obligation of the general account of MassMutual Ascend Life. Fixed dollar payments will remain level for the duration of the payment period. Once payments begin under a Payout Option, the Payout Option may not be changed. Once the Contract value is applied to a Payout Option, the periodic payments cannot be accelerated or converted into a lump sum payment unless we agree.

We will generally use the 2012 Individual Annuity Reserving Table with projection scale G2 for blended lives (60% female/40% male) with interest at 1% per year, compounded annually, to compute all guaranteed Payout Option factors, values, and benefits under the Contract. For purposes of calculating payments based on the age of a person, we will use his or her age as of his or her last birthday.

If your Contract Effective Date is on or after May 21, 2025, payments under a Payout Option for an Annuity Payout Benefit will not be less than those that would be provided by the application of the Surrender Value to purchase a single premium immediate annuity contract at the purchase rate offered by the Company to the same class of annuitant on the Annuity Payout Initiation Date, and payments under a Payout Option for a Death Benefit will not be less than those that would be provided by the application of the Death Benefit to purchase a single premium immediate annuity contract at the purchase rate offered by the Company to the same class of annuitant on the Death Benefit Payout Date.

Considerations in Selecting a Payout Option

Payments under a Payout Option are affected by various factors, including the length of the payment period, the life expectancy of the person on whose life payments are based, and the frequency of the payment interval (monthly, quarterly, semi-annually, or annually).

•	Generally, the longer the period over which payments are made or the more frequently the payments are made, the lower the amount of each payment because more payments will be made.

•	For Life Payout Options, the longer the life expectancy of the Annuitant or Beneficiary, the lower the amount of each payment because more payments are expected to be paid.

Non-Human Payees under a Payout Option

Except as stated below, the primary payee under a Payout Option must be a human being. All payments during his or her life must be made by check payable to the primary payee or by electronic transfer to a bank account owned by the primary payee.

Exceptions. Below are some exceptions to the general rule that the primary payee must be a human being. We may make other exceptions in our discretion.

•	A nonhuman that is the Owner of the Contract may be the primary payee. For example, if the Owner is a trust, that trust may be the primary payee.

•

Payments may be made payable to another insurance company or financial institution as a tax-free exchange, transfer, or rollover to or for another annuity or tax-qualified account as allowed by federal tax law.

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PROCESSING PURCHASE PAYMENTS AND REQUESTS

Processing Purchase Payments

•	If we receive a Purchase Payment on a Market Day before the Market Close, we will apply it to your Contract on that Market Day.

•	If we receive a Purchase Payment on a Market Day after the Market Close or on a day that is not a Market Day, then we will apply it to your Contract on the next Market Day

An amount applied to a Contract will be held in the Purchase Payment Account until it is applied to a Crediting Strategy or Strategies on a Strategy Application Date pursuant to your instructions. We cannot apply an amount held in the Purchase Payment Account to a Crediting Strategy or Strategies if we do not have complete instructions from you.

If you have any questions, you should contact us or your registered representative before sending a Purchase Payment.

Processing Requests

•	Requests may be made by mail at P.O. Box 5423, Cincinnati OH 45201-5423.

•	Requests by fax may be made at 800-807-9777.

•

Requests for reallocations among Crediting Strategies may be made by telephone at 1-800-789-6771 between 8:00 AM and 4:00 PM Eastern Time Monday through Friday. We may also permit reallocation requests to be made at our website (www.massmutualascend.com). Some selling firms may restrict the ability of their registered representatives to convey reallocation requests by telephone or Internet on your behalf.

To obtain one of our forms (for example, a Strategy Selection form or a Withdrawal Request form) or to obtain more information about how to make a request, call us at 1-800-789-6771 or send us a fax at 800-807-9777. You can also request forms or information by mail at MassMutual Ascend Life Insurance Company, P.O. Box 5423, Cincinnati OH 45201-5423. You may also obtain forms on our website (www.massmutualascend.com).

We cannot process a request unless it is a Request in Good Order. A request may be rejected or delayed if it is not a Request in Good Order.

•	If we receive a Request in Good Order on a Market Day before the Market Close, we will process it using values determined for the Market Close on that Market Day.

•	If we receive a Request in Good Order after the Market Close or on a day that is not a Market Day, then we will treat that request as received at the start of the next Market Day.

If you have any questions, you should contact us or your registered representative before submitting the request.

Exception. If a withdrawal under an automated withdrawal program is scheduled for a date that is not a Market Day, then we will process the withdrawal on the scheduled date using values at the most recent Market Close. For example, if the automated withdrawal is scheduled for a date that falls on Sunday and there was a Market Close at 4:00 PM on the previous Friday, then we will process the withdrawal on Sunday using values determined at 4:00 PM on that Friday.

Market Days and Market Close

A Market Day is each day that all markets that are used to measure available Indexed Strategies are open for regular trading.

•	Saturdays, Sundays, holidays, and any other day that the New York Stock Exchange and the NYSE Arca are closed are not Market Days.

•

The NYSE and the NYSE Arca observe the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

A Market Close is the close of the regular or core trading session on the market used to measure a given Indexed Strategy.

•	Regular trading hours on the NYSE and core trading sessions on the NYSE Arca usually end at 4:00 PM Eastern Time

•	Trading hours on the NYSE and core trading sessions on the NYSE Arca end at 1:00 PM Eastern Time on the day before the Fourth of July and the Friday after Thanksgiving and Christmas Eve.

Regular trading or a core trading session may end at a different time on a Market Day under certain circumstances when and as permitted under applicable rules. Such circumstances generally cannot be predicted in advance.

Specific information about NYSE and NYSE Arca holidays and trading hours in any given calendar year is available at https://www.nyse.com/markets/hours-calendars.

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Receipt of Purchase Payments, Applications and Requests

For purposes of processing, we deem Purchase Payments and applications, Requests in Good Order, and other instructions (paperwork) mailed to our post office box as received by us at our administrative office when the Purchase Payment or the paperwork reaches the applicable processing department located at 191 Rosa Parks Street, Cincinnati OH 45202.

Risks and Limitations Related to Requests by Telephone or Internet

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. We are not responsible for the validity of any request or action.

Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider’s, your agent’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should consider making your request by mail.

If you purchase your contract and subsequently move or travel to a country for which we restrict website access due to Office of Foreign Assets Control (OFAC) sanctions, other US government regulations, or high computer hacker risk, you will only be able to submit transaction requests via telephone, U.S. postal service, or private carriers. The list of countries for which we currently block website access is as follows: Iran, Russia, North Korea, Ukraine, China, Syrian Arab Republic, Tunisia, Belarus, Turkey, South Korea, Venezuela, Palestinian Territory, and Vietnam. We will update this list from time to time, as needed.

Suspension of Payments or Transfers

We may be required to suspend or delay payments, withdrawals, and reallocations when we cannot obtain an Index value because:

•	the New York Stock Exchange or NYSE Arca is closed (other than customary weekend and holiday closings);

•	trading on the New York Stock Exchange or NYSE Arca is restricted; or

•	an emergency exists such that it is not reasonably practicable to determine fairly the value of the Index.

In this case, we will make payments and process withdrawals and reallocations as soon as practicable after we are able to obtain the Index value.

We may suspend or delay payments, withdrawals, and reallocations when we are permitted to do so under a regulatory order. In this case, we will make payments and process withdrawals and reallocations when the order is no longer in effect.

Restrictions on Financial Transactions

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner’s ability to make certain transactions. This means that we may be required to refuse to accept any request for withdrawals, Surrenders, Annuity Payout Benefit payments or Death Benefit payments, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

OWNER

The Owner possesses all of the ownership rights under a Contract. The Owner is set out in the Contract Specifications section of your Contract or is the person who becomes the Owner under the Change of Owner provision or the Successor Owner provision of your Contract.

During the Accumulation Period, the Owner’s rights include making allocations among the Crediting Strategies, taking a withdrawal or Surrender, electing a Payout Option, and designating a Beneficiary. During the Annuity Payout Period, unless released by the Owner, the Owner’s rights include receiving Annuity Payout Benefit payments or directing payments to the Annuitant and naming a contingent payee. After a death for which a Death Benefit is payable, the rights of the Owner cease and all rights to the Death Benefit are held by the Beneficiary or Beneficiaries.

Joint Owners

•	For a Nonqualified Contract. Two persons may jointly own the Contract. In this case, the term “Owner” includes the joint Owner and you must exercise all rights of ownership by joint action.

•	For a Tax Qualified Contract. No joint owner is permitted.

Change of Owner

•

For a ‘Nonqualified Contract. You may change the Owner only with our written consent. We may deny consent to a transfer only as stated in the Limitations on Transfer or Assignment section. A change of Owner cancels all prior Beneficiary designations. It does not cancel a designation of an Annuitant or a Payout Option election. We may deny consent to a transfer only as stated in the Limitations on Transfer or Assignment section.

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•	For a Tax Qualified Contract. You cannot change the Owner except to the limited extent permitted by the tax qualification endorsement.

A change of Owner must be made by a Request in Good Order. A change of Owner may have adverse tax consequences. A change of Owner will be subject to any payments we make or actions we take before we receive the Request in Good Order.

Assignment

•

For a Nonqualified Contract. You may pledge, charge, encumber or assign you interest in this Contract only with our written consent. We may deny consent to an assignment only as stated in the Limitations on Transfer or Assignment section. If we grant our consent, you may assign all or any part of your rights under this Contract except your rights to designate or change a Beneficiary or an Annuitant, to change Owners, or to elect a Payout Option.

•	For a Tax Qualified Contract. You cannot pledge, charge, encumber or in any way assign your interest in this Contract except to the limited extent permitted by the tax qualification endorsement.

An assignment must be requested by a Request in Good Order. We are not responsible for the validity of any assignment. An assignment may have adverse tax consequences. An assignment will be subject to any payments we make or actions we take before we receive the Request in Good Order.

If we have consented to an assignment, the rights of a person holding the assignment, including the right to any payment under this Contract, come before the rights of an Owner, Annuitant, Beneficiary, or other payee. An assignment may be ended only the person holding it or as provided by law.

Limitations on Transfer or Assignment

We may deny your request to change the Owner of the Contract or to assign an interest in or right under it to the extent we determine necessary to comply with federal or state law or regulation that limits the transferability or assignment of the Contract.

Successor Owner

Your spouse becomes the successor owner of the Contract and succeeds to all rights of ownership if all of the following requirements are met:

•	a Death Benefit is payable on account of your death;

•	you were not a successor owner of the Contract;

•	your spouse is the only Beneficiary entitled to the Death Benefit; and

•	your spouse elects to become the successor owner.

A successor owner election cancels all prior Beneficiary designations. It does not cancel a designation of an Annuitant or a Payout Option election.

In some states, state law extends this successor owner right to a civil union partner or other person who is not your spouse as defined by federal tax law. In that case, distributions after your death must be made as required by the Death Benefit Distributions Rules described in the “Death Benefit” section on page 62.

Community Property

If you live in a community property state and have a spouse at any time while you own this Contract, the laws of that state may vary your ownership rights.

ANNUITANT

The Annuitant is a human being on whose life Annuity Payout Benefit payments are based. You may designate up to two Annuitants. The Annuitant is a person named as an Annuitant in the Contract Specifications section of your Contract or is a person who becomes an Annuitant when permitted under the Contract.

•

For a Nonqualified Contract. The Annuitant cannot be changed at any time that the Contract is owned by a trust, custodial account, corporation, limited liability company, partnership, or other entity. Otherwise, you may change a designation of Annuitant at any time before the Annuity Payout Initiation Date.

•	For a Tax Qualified Contract. The Annuitant must be the human being covered under the retirement arrangement for whose benefit the Contract is held.

A change of Annuitant must be made by a Request in Good Order. A change of Annuitant does not cancel a designation of a Beneficiary or a Payout Option election.

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If an Annuitant dies before the Annuity Payout Initiation Date and no Death Benefit is payable, then in the absence of a new designation, the Annuitant will be:

•	the surviving joint Annuitant(s); or if none

•	the Owner(s).

BENEFICIARY

A Beneficiary is a person entitled to receive all or part of a Death Benefit that is to be paid under this Contract on account of a death before the Annuity Payout Initiation Date.

•

If a Death Benefit becomes payable on account of your death or the death of an Owner or a joint Owner, then any Owner who survives the deceased Owner for at least 30 days is the Beneficiary no matter what other designation you may have made. If an Owner survives for at least 30 days but dies before submitting a Request in Good Order to claim the Death Benefit or to become Successor Owner, then the Beneficiary is that surviving Owner’s estate.

•	In all other cases, you may designate one or more Beneficiaries as provided in the Designation of Beneficiary provision of the Contract.

•	If you do not designate a Beneficiary, or if no designated Beneficiary is surviving, then the Beneficiary is your estate.

•

If the sole Beneficiary under the Contract is your spouse and all other requirements for successor ownership are met, then your spouse may become the successor owner of the Contract in lieu of receiving the Death Benefit.

A designation of Beneficiary must be made by a Request in Good Order. For Contracts with a Contract Effective Date before May 21, 2025, we must receive the request on or before the date of death for which a Death Benefit is payable. A designation of Beneficiary will be subject to any payments we make or actions we take before we receive the Request in Good Order.

You may designate more than one Beneficiary. If you do, then you may state the share of the Death Benefit payable to each Beneficiary that you have named. You may also state whether each Beneficiary that you have named is primary or contingent.

If you do not state otherwise:

•	we will treat a Beneficiary as primary;

•	we will pay the Death Benefit in equal shares to those primary Beneficiaries who survive;

•	we will pay an amount to a contingent Beneficiary only if there is no primary Beneficiary who survives; and

•	if there is no primary Beneficiary who survives, then we will pay the Death Benefit in equal shares to those contingent Beneficiaries who survive.

Survivorship Required

In order to be entitled to receive a Death Benefit, a Beneficiary must survive for at least 30 days after the death for which the Death Benefit is payable.

Termination of Marriage

If you designate your spouse as a Beneficiary and your marriage ends before your death, we will treat your former spouse as having predeceased you unless:

•	a court order provides that the former spouse’s rights as a beneficiary are to continue; or

•	the former spouse remains or becomes an Owner.

•	the Beneficiary or Contingent Payee designation was made on a date on which the marriage legally ended or was annulled, or was ratified after that date.

ANNUAL STATEMENT AND CONFIRMATIONS

At least once each Contract Year, we will send you a statement that will show: (1) your Account Value; (2) all transactions regarding your Contract during the year; and (3) any interest, gain, or loss for your Contract and/or any other changes in Strategy value credited to your Contract.

We will also send you written confirmations of Purchase Payments, Crediting Strategy allocations and renewals, withdrawals, and other financial transactions under your Contract. Statements and confirmations will be sent to your last known address on our records.

You may request additional status reports from us by a Request in Good Order. The charge for an additional status report shall not exceed $25. Current information about your Contract is also available at no cost on our website.

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You should promptly report any inaccuracy or discrepancy in a statement or confirmation. To report an inaccuracy or discrepancy, contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771. To protect your rights, you should consider reconfirming any oral communications by sending a written statement to P.O. Box 5423, Cincinnati, OH 45201-5423.

ELECTRONIC DELIVERY

You may elect to receive electronic delivery of the Contract prospectus and other Contract related documents. Contact us at our website at www.massmutualascend.com for more information and to enroll.

ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws. These laws generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from: (1) the latest permitted Annuity Payout Initiation Date; or (2) the date of death for which a Death Benefit is due and payable. For example, if the payment of a death benefit is due, but the beneficiary does not come forward to claim the death benefit in a timely manner, the unclaimed property laws will apply.

If a Death Benefit, Annuity Payout Benefit payments or other contract proceeds are unclaimed, we will pay them to the abandoned property division or unclaimed property office of the applicable state. (Escheatment is the formal, legal name for this process.) For example, on an unclaimed Death Benefit, depending on the circumstances, the proceeds are paid: (1) to the state where the beneficiary last resided, as shown on our books and records; (2) to the state where the contract owner last resided, as shown on our books and records; or (3) to Ohio, which is our state of domicile. The state will hold the proceeds without interest until a valid claim is made by the person entitled to the proceeds.

To prevent escheatment of the Death Benefit, Annuity Payout Benefit payments, or other proceeds from your Contract, it is important:

•	to update your contact information, such as your address, phone number, and email address, if and as it changes; and

•	to update your Beneficiary and other designations, including complete names, complete addresses, phone numbers, and social security numbers, if and as they change.

Please contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771, to make such updates.

State unclaimed property laws do not apply to annuity contracts that are held under an employer retirement plan that is subject to the Employee Retirement Income Security Act of 1974 (ERISA).

OTHER CONTRACT PROVISIONS

Amendment of the Contract

We reserve the right to amend the Contract to comply with applicable Federal or state laws or regulations. We will notify you in writing of any such amendments.

Misstatement

We may require proof of the age of the Annuitant, Owner, and/or the Beneficiary before making any payments under the Contract that are measured by such person’s life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age. If payments based on the correct age would have been higher, we will pay the unpaid amount with interest. If payments would be lower, we may deduct the overpaid amount, with interest, from succeeding payments.

Involuntary Termination

If the Account Value on any anniversary of the initial Strategy Application Date is less than the minimum required value of $5,000 due to poor market performance or withdrawals from the Contract (including any withdrawals to pay advisory fees), we may terminate your Contract on that anniversary.

•

If you make only one Purchase Payment, each Term will end on an anniversary of the initial Strategy Application Date. In this case, any involuntary termination will occur on a date that is the end of a Term.

•

If you make multiple Purchase Payments, Terms may end on different dates. In this case, any involuntary termination will occur on a date that is the end of a Term, but it will occur before the end of other Terms. In this case, the Surrender Value payable upon termination of your Contract will reflect the Daily Value Percentages used to calculate the value of Indexed Strategies with Terms that are not ending on the termination date.

The examples below show the relationship between the date of an involuntary termination and the end of a Term.

Example A. You make one Purchase Payment that is applied to the Crediting Strategies on June 20, 2025. Terms will start and end on June 20 and the anniversary of the initial Strategy Application Date will be June 20. If your Account Value is less than $5,000 on June 20, 2027, we may terminate your Contract on that anniversary date.

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Example B. You make two Purchase Payments. One Purchase Payment is applied to the Crediting Strategies on May 6, 2025 and the other Purchase Payment is applied to the Crediting Strategies on June 20, 2025. Terms will start and end on May 6 and on June 20. The anniversary of the initial Strategy Application Date will be May 6.

•	If your Account Value is less than $5,000 on June 20, 2027, we may not terminate your Contract because June 20 is not an anniversary of the initial Strategy Application Date.

•	If your Account Value is less than $5,000 on May 6, 2029, we may terminate your Contract on that anniversary date even though the other Term will not end until June 20, 2029.

If we terminate your Contract, we will pay you the Surrender Value determined as of the date that we terminate your Contract. The Surrender Value will reflect the applicable Indexed Strategy values as calculated on the day that we terminate your Contract.

FEDERAL TAX CONSIDERATIONS

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus. State taxation will vary, depending on the state in which you reside, and is not discussed in this prospectus.

The tax information provided in this prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor.

Tax Deferral on Annuities

Internal Revenue Code (“IRC”) Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The advantages of tax deferral are lost if you Surrender or take withdrawals from the Contract, unless the Surrender or withdrawal is part of a rollover, transfer, or exchange. Tax deferral is not available for a Contract when an Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Surrender Value, although the plan itself may provide a tax deferral to the participating employee.

Under certain circumstances, based on a rule known as the “Investor Control Doctrine,” the IRS has stated that the holder of an annuity contract could be treated as the owner (for tax purposes) of the assets of a separate account that supports the annuity contract. If you were treated as the owner of an interest in the separate account, then you would be taxed on the income, gain, and loss arising out of your interest in the separate account. Although the IRS has not provided definitive guidance on the application of this rule to indexed annuity contracts, we do not believe that this rule applies to the Contract because you have no specific, fractional, or unitized interest in the separate account assets, we are not obligated to invest the separate account in any particular assets, the investment return and market value of the separate account assets is not allocated in an identical manner to any Contract, the Contract values are determined based on gains and losses regardless of the performance of the separate account assets, and the derivatives that we may hold in the separate account are not publicly traded.

Tax-Qualified Retirement Plans

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuities), IRC Sections 408 and 408A (individual retirement annuities), and IRC Section 457(b) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, you should seek competent legal and tax advice regarding the suitability of the Contract for your particular situation.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to other Contracts are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan.

Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

Individual Retirement Annuities. IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned within the IRA.

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Roth IRAs. IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1⁄2, become disabled, or died, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities. IRC Section 403(b) of permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and Contract earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1⁄2, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.

Pension, Profit-Sharing, and 401(k) Plans. IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.

Governmental Eligible Deferred Compensation Plans. State and local government employers may purchase annuity contracts to fund eligible deferred compensation plans for their employees, as described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1/2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.

Roth TSAs, Roth 401(k)s, and Roth 457(b)s. IRC Section 402A permits TSA plans, 401(k) plans, and governmental 457(b) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA plan, 401(k) plan, or governmental 457(b) plan are included in the employee’s taxable income as earned. Amounts attributable to Roth TSA, Roth 401(k), or Roth 457(b) contributions must be held in a separate account from amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions. Distributions from a Roth TSA, Roth 401(k), or Roth 457(b) account are considered to come proportionally from contributions and earnings. Distributions attributable to Roth account contributions are tax-free. Distributions attributable to Roth account earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1⁄2, become disabled, or died. A Roth TSA, Roth 401(k), or Roth 457(b) account is subject to the same distribution restrictions that apply to amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.

Nonqualified Deferred Compensation Plans

Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include eligible deferred compensation plans of non-governmental tax-exempt employers, as described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. In these situations, the annuity contracts are not plan assets and are subject to the claims of the employer’s general creditors. Whether or not made from the Contract, plan benefit payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules

The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other non-tax-qualified Contracts.

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	Tax-Qualified Contracts and Plans	Nonqualified Deferred Compensation Plans	Other Non-Tax-Qualified Contracts
Plan Types

•  IRC §408 (IRA, SEP, SIMPLE IRA)

•  IRC §408A (Roth IRA)

•  IRC §403(b) (Tax-Sheltered Annuity)

•  IRC §401 (Pension, Profit–Sharing, 401(k))

•  Governmental IRC §457(b)

•  IRC §402A (Roth TSA, Roth 401(k), or Roth 457(b))

		• IRC §409A • Nongovernmental IRC §457(b) • IRC §457(f)	• IRC §72 only

Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Anyone. Non-natural person will generally lose tax-deferred status.

Contribution Limits	Contributions are limited by IRC and/or plan requirements.		None.

Distribution Restrictions	Distributions from Contract and/or plan may be restricted to meet IRC and/or plan requirements.		None.

Taxation of Withdrawals, Surrenders, and Lump Sum Death Benefit	Generally, 100% of distributions must be included in taxable income. However, the portion that represents an after-tax investment is not taxable. Distributions from Roth IRA are deemed to come first from after- tax contributions. Distributions from other plans are generally deemed to come from income and after-tax investment (if any) on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.		Generally, distributions must be included in taxable income until all accumulated earnings are paid out. Thereafter, distributions are tax-free return of the original investment. However, distributions are tax-free until any investment made before August 14, 1982 is returned.

	For tax purposes, all IRAs and SEP IRAs of an owner are treated as a single IRA, and all Roth IRAs of an owner are treated as a single Roth IRA.		For tax purposes, all non-tax-qualified annuity contracts issued to the same owner by the same insurer in the same calendar year are treated as one contract.

Taxation of Payout Option Payments (Annuity Benefit or Death Benefit)	A percentage of each payment is tax free equal to the ratio of after-tax investment (if any) to the total expected payments, and the balance is included in taxable income. Once the after-tax investment has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1⁄2	Taxable portion of payments made before age 59 1⁄2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans. Other exceptions may apply.	None.	Taxable portion of payments made before age 59 1⁄2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor upon transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plans are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

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Rollovers, Transfers, and Exchanges

Amounts from a tax-qualified Contract may be rolled over, transferred, or exchanged into another tax-qualified account or retirement plan as permitted by the IRC and plan(s). Amounts may be rolled over, transferred, or exchanged into a tax-qualified Contract from another tax-qualified account or retirement plan as permitted by the IRC and plan(s). In most cases, such a rollover, transfer, or exchange is not taxable, unless the rollover of pre-tax amounts is made into a Roth IRA, a Roth TSA, Roth 401(k), or Roth 457(b). Rollovers, transfers, and exchanges are not subject to normal contribution limits. The IRC or plan may require that rollovers be held in a separate Contract from other plan funds.

Amounts from a non-tax-qualified Contract may be transferred to another non-tax-qualified annuity or to a qualified long-term care policy as a tax-free exchange as permitted by the IRC Section 1035. Amounts from another non-tax-qualified annuity or from a life insurance or endowment policy may be transferred to a Contract as a tax-free exchange under IRC Section 1035.

Required Distributions

The Contracts are subject to the required distribution rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued.

For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally begin by April 1 following the year the participant attains the applicable RMD age. The applicable RMD age is:

•	age 75 if born after December 31, 1959;

•	age 73 if born after December 31, 1950, but before January 1, 1960;

•	age 72 if born after June 30, 1949, but before January 1, 1951; or

•	age 70 1/2 if born before July 1, 1949.

However, for a 403(b) Tax-Sheltered Annuity Plan, a 401 Pension, Profit-Sharing, or 401(k) Plan, or a 457(b) Governmental Deferred Compensation Plan, a participant who is not a 5% owner of the employer may delay required minimum distributions until April 1 following the year in which the participant retires from that employer. The required minimum distributions during life are calculated based on standard life expectancy tables adopted under federal tax law.

For a Roth IRA or for a Contract that is not tax-qualified, there are no required distributions during life.

A tax-qualified Contract must make required distributions after death. The required distributions vary depending on the type of beneficiary and whether minimum distributions were required during the life of the decedent. Some beneficiaries may take payments over life or life expectancy, and others must receive all benefits within five or ten years after death, and some must take payments over life or life expectancy with a final payment within ten years after the decedent’s death. A non-tax-qualified Contract that has begun making payments under a payout option during the Owner’s life must make any remaining payments at least as rapidly after death. If payments from a non-tax-qualified Contract have not begun, then the Death Benefit must be paid out in full within five years after death, or must be paid out in substantially equal payments beginning within one year of death over a period not exceeding the life expectancy of the designated beneficiary.

For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a beneficiary who is a surviving spouse may elect out of these requirements, and apply the required distribution rules as if the Contract were his or her own. For this purpose, federal tax law recognizes as married any two people whose marriage is valid in the state in which it was celebrated. A civil union or domestic partnership is not considered a marriage.

The Contract is intended for long-term investment purposes and the Contract and its Indexed Strategies may not be appropriate for investors who plan to take withdrawals (including automated withdrawals and required minimum distributions) during the first six Contract Years or who plan to take withdrawals from Indexed Strategies before the end of a Term.

Withdrawals to Pay Advisory Fees

You may request in writing to us that advisory fees be withdrawn from your contract and paid directly to your registered investment advisor. You may terminate this request in writing to us at any time. The request to pay advisory fees cannot exceed 1.5% of the Account Value on an annual basis.

A series of IRS private letter rulings to various providers of tax-qualified contracts and accounts have concluded that if advisory fees are withdrawn from a tax-qualified contract or account and paid directly to the registered investment advisor, and if the fees are paid under an agreement between you, the investment advisor, and the contract or account provider, and those advisory fees are solely for investment advice related to the tax-qualified contract or account, then the payment of the advisory fees is not treated as a distribution from the tax-qualified contract or account. The Company is not a party to these private letter rulings, and they are not binding precedent on the IRS. However, these private letter rulings indicate a long-standing position of the IRS. As long as the conditions of these rulings are satisfied and the IRS does not issue guidance to the contrary, the Company will not report the payment of fees from Tax-Qualified Contracts as income to you.

An IRS private letter ruling issued to the Company in 2019 concluded that if advisory fees are withdrawn from a non-tax-qualified index-linked deferred annuity contract issued by the Company, the annuity contract is designed for use with a registered investment advisor, the advisory fees are paid under an agreement with you, the advisory fees are paid directly to the registered investment advisor, the fees on an annual basis do not exceed 1.5% of the Account Value of the annuity contract, those advisory fees are solely for investment advice related to the annuity contract, and

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the investment adviser has not received a commission on the sale of the annuity contract, then the payment of the advisory fees is not treated as a distribution from the annuity contract. Unless withdrawn, this private letter ruling is binding on the IRS with respect to the Company and its tax reporting obligations. As long as the conditions of this ruling are satisfied, the Company will not report the payment of fees from a non-tax-qualified Contract as income to you.

If the conditions of these rulings are not satisfied, the Company will report a withdrawal from your Contract to pay advisory fees as a distribution to you. That distribution may be subject to federal and state income taxes. If you are under age 59 1/2, it may also be subject to an additional 10% federal penalty tax.

Tax laws, and the position of the IRS in private letter rulings, are subject to change. It is possible that in the future a withdrawal to pay fees could be subject to federal and state income taxes, and if you are under age 59 1⁄2, to a 10% federal penalty tax.

DISTRIBUTION OF THE CONTRACTS

MM Ascend Life Investor Services, LLC (“MMALIS”) is the principal underwriter and distributor of the securities offered through this prospectus. MassMutual Ascend Life and MMALIS are affiliated because MMALIS is a subsidiary of MassMutual Ascend Life. MMALIS also acts as the principal underwriter and distributor of the variable annuity contracts that are issued by one of our subsidiaries.

MMALIS’s principal executive offices are located at 191 Rosa Parks Street, Cincinnati, Ohio 45202. MMALIS is registered as a broker- dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as the securities regulators in the states in which it operates and registration is required. MMALIS is a member of the Financial Industry Regulatory Authority (“FINRA”).

Contracts are sold by licensed insurance agents (the “Selling Agents”) in those states where the Contract may be lawfully sold. Such Selling Agents will be appointed agents of MassMutual Ascend Life and will be registered representatives of broker-dealer firms (the “Selling Broker-Dealers”) that have entered into selling agreements with us and MMALIS. Selling Broker-Dealers will be registered under the Securities Exchange Act of 1934 and will be members of FINRA.

FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org to learn more about MMALIS, your Selling Agent, and his or her Selling Broker Dealer.

MMALIS receives no compensation for acting as underwriter of the Contracts; however, MassMutual Ascend Life pays for some of MMALIS’s operating and other expenses, including overhead and legal and accounting fees. MassMutual Ascend Life may reimburse MMALIS for certain sales expenses, such as marketing materials and advertising expenses, and other expenses of distributing the Contracts.

MassMutual Ascend Life or MMALIS do not pay compensation for the promotion and sale of the Contract to the Selling Broker-Dealers or to the Selling Agents who solicit sales of the Contract. Instead, the registered investment adviser providing services to you is compensated by advisory fees based on your agreement with your adviser. With your agreement, the advisory fees with respect to this Contract may be taken as withdrawals from this Contract. You should ask your registered investment adviser about the advisory fees to be charged in connection with the investment adviser services to be provided, including the amount and timing of those fees, and whether it expects fees to be taken from this Contract or from other assets under management.

MassMutual Ascend Life may pay compensation, in certain circumstances referred to as “override” compensations, or reimbursements to wholesaling broker-dealers or other firms or intermediaries in return for wholesaling services such as providing marketing and sales support, transaction processing, product training, and administrative services to the Selling Agents or Selling Broker-Dealers. These allowances may be based on a percentage of a Purchase Payment or as a percentage of actual or expected aggregate sales, and/or a fixed dollar amount. These payments are not offered to all wholesaling broker-dealers, other firms, or intermediaries, and the terms of any particular agreement governing the payments may vary depending on, among other things, the level and type of marketing and distribution support provided.

There is no front-end sales load deducted from the Purchase Payment(s) to pay compensation. Any compensation paid by MassMutual Ascend Life and MMALIS in connection with the Contract is not charged directly to you. We intend to recoup any such compensation through the spread between the earnings and losses credited to or deducted from Contract values and the earnings and losses on the assets in our general account and the non-unitized separate account.

MASSMUTUAL ASCEND LIFE

MassMutual Ascend Life is a stock insurance company incorporated in 1961 and continuously engaged in the insurance business since that time. We are domiciled in the state of Ohio and licensed to conduct life insurance business in all states of the United States except New York, and in the District of Columbia and Puerto Rico. Our principal executive offices are located at 191 Rosa Parks Street, Cincinnati, Ohio 45202.

We are a wholly owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), a mutual life insurance company. MassMutual and its domestic life insurance subsidiaries provide individual and group life insurance, disability insurance, individual and group annuities and guaranteed interest contracts to individual and institutional customers in all 50 states of the U.S., the District of Columbia and Puerto Rico.

Prior to October 3, 2022, MassMutual Ascend Life’s name was Great American Life Insurance Company (“GALIC”) and MMALIS’ name was Great American Advisors, LLC (“GAA”). On May 28, 2021, American Financial Group, Inc. sold its annuity business consisting of GALIC and its two

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insurance subsidiaries, Annuity Investors Life Insurance Company and Manhattan National Life Insurance Company, as well as a broker-dealer affiliate, GAA, and insurance distributor, AAG Insurance Agency, Inc. to MassMutual.

Except to a small part of a Contract’s Account Value funded through the Separate Account described below, the Contract guarantees and benefits are paid from our general account (the “General Account”), and such guarantees and benefits are subject to our claims-paying ability and financial strength and may lose value.

The General Account

The General Account holds all our assets other than assets in our insulated separate accounts. We own our General Account assets, and, subject to applicable law, have sole investment discretion over them.

We must invest our assets according to applicable state laws regarding the nature, quality and diversification of investments that may be made by life insurance companies. In general, these laws permit investments, within specified limits and subject to certain qualifications, in Federal, state, and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

We place a majority of the Purchase Payments made under the Contract in our General Account where we primarily invest the assets in a variety of fixed income securities.

The Separate Account

We place a portion of the Purchase Payments made under the Contract in a non-unitized separate account (the “Separate Account”) that is not registered with the Securities and Exchange Commission. We established and maintain the Separate Account pursuant to the laws of our domiciliary state for the purpose of supporting our obligation to adjust the Indexed Strategy values based on the Daily Value Percentage or rise or fall of the Index. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. The assets in the Separate Account are not chargeable with liabilities arising out of any other business that we conduct. We may invest these assets in hedging instruments, including derivative contracts as well as other assets permitted under state law. To support our obligations to adjust the Indexed Strategy values, we may move money between the Separate Account and our General Account. We are not obligated to invest the assets of the Separate Account according to any particular plan except as we may be required to by state insurance laws. Regardless of your Strategy allocations, we do not intend to invest the assets of the Separate Account in the iShares MSCI EAFE exchange traded fund, the iShares U.S. Real Estate exchange traded fund, or the SPDR Gold Shares exchange traded fund. We may or may not hold the hypothetical options described in this prospectus in the Separate Account.

Contract owners do not have any interest in or claim on the assets in the Separate Account nor do Contract owners participate in any way in the performance of assets held in the Separate Account.

LEGAL MATTERS

Reliance on Rule 12h-7

MassMutual Ascend Life relies on the exemption provided by Rule 12h-7 under the Securities Exchange Act of the 1934 Act from the requirement to file reports pursuant to Section 15(d) of that Act.

Legal Proceedings

MassMutual Ascend Life and its subsidiaries are involved in litigation from time to time, generally arising in the ordinary course of business. This litigation may include, but is not limited to, general commercial disputes, lawsuits brought by contract owners and policyholders, employment matters, reinsurance collection matters and actions challenging certain business practices of insurance subsidiaries. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MassMutual Ascend Life does not believe any such action or proceeding will have a material adverse effect upon its ability to meet its obligations under the Contracts.

Legal Opinion on Contracts

Legal matters in connection with federal laws and regulations affecting the issue and sale of the Contracts described in this prospectus and the organization of MassMutual Ascend Life, its authority to issue such Contracts under Ohio law, and the validity of the forms of the Contracts under Ohio law have been passed on by John P. Gruber, General Counsel of MassMutual Ascend Life.

Securities and Exchange Commission Position on Indemnification

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling MassMutual Ascend Life pursuant to its articles of incorporation or its code of regulations or pursuant to any insurance coverage or otherwise,

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MassMutual Ascend Life has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is therefore unenforceable.

FINANCIAL STATEMENTS

The consolidated financial statements of MassMutual Ascend Life Insurance Company are included in the Statement of Additional Information. They should be considered only as they relate to our ability to meet our obligations under the Contract. Instructions on how to obtain the Statement of Additional Information are included on the back cover page.

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APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of Indexed Strategies currently available under the Contract. We may change the features of the Indexed Strategies listed below (including the Index and the current limits on Index gains and losses), offer new Indexed Strategies, and terminate existing Indexed Strategies. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at www.massmutualascend.com/index-achiever-advisory. For additional information about the features of the Indexed Strategies, please see the Indexed Strategies section in the prospectus.

Note: If amounts are removed from an Indexed Strategy before the end of its Term, we will apply a Daily Value Percentage adjustment. This may result in a significant reduction in your Strategy value that could exceed any protection from Index loss that would be in place if you held the Indexed Strategy until the end of the Term. You may not be able to invest in certain Indexed Strategies, as noted below.

Index	Type of Index	Term	Current Limit on Index Loss (if held until end of Term)	Minimum Limit on Index Gain (for the life of the Indexed Strategy)	Performance Lock[3]
S&P 500®	Market Index	1 Year	-10% Floor	1% Cap	Available
S&P 500®	Market Index	1 Year	10% Buffer	1% Cap	Available
S&P 500® [1]	Market Index	1 Year	10% Buffer	1% Trigger Rate	N/A
S&P 500® [1]	Market Index	1 Year	10% Buffer	1% Dual Performance Trigger Rate	N/A
S&P 500® [1]	Market Index	1 Year	20% Buffer	1% Cap	Available
S&P 500® [1]	Market Index	1 Year	20% Buffer	1% Trigger Rate	N/A
S&P 500®	Market Index	1 Year	50% Downside Participation Rate	5% Upside Participation Rate	Available
S&P 500® [1]	Market Index	3 Years	10% Buffer	5% Upside Participation Rate	Available
S&P 500® [1]	Market Index	3 Years	20% Buffer	5% Upside Participation Rate	Available
S&P 500®	Market Index	6 Years	10% Buffer	5% Upside Participation Rate	Available
S&P 500® [1]	Market Index	6 Years	20% Buffer	5% Upside Participation Rate	Available
iShares MSCI EAFE ETF	ETF	1 Year	10% Buffer	1% Cap	N/A
iShares MSCI EAFE ETF	ETF	1 Year	50% Downside Participation Rate	5% Upside Participation Rate	N/A
iShares U.S. Real Estate ETF	ETF	1 Year	10% Buffer	1% Cap	N/A
iShares U.S. Real Estate ETF	ETF	1 Year	50% Downside Participation Rate	5% Upside Participation Rate	N/A
SDPR Gold Shares ETF	ETF	1 Year	50% Downside Participation Rate	5% Upside Participation Rate	N/A
SDPR Gold Shares ETF	ETF	1 Year	10% Buffer	1% Cap	N/A
First Trust Barclays Edge [1]	Market Index	1 Year	10% Buffer	5% Upside Participation Rate	Available
First Trust Barclays Edge [1]	Market Index	1 Year	50% Downside Participation Rate	5% Upside Participation Rate	Available
Russell 2000® [2]	Market Index	1 Year	10% Buffer	1% Cap	Available

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Index	Type of Index	Term	Current Limit on Index Loss (if held until end of Term)	Minimum Limit on Index Gain (for the life of the Indexed Strategy)	Performance Lock
Russell 2000® [2]	Market Index	1 Year	20% Buffer	1% Cap	Available
Russell 2000® [2]	Market Index	3 Years	10% Buffer	5% Upside Participation Rate	Available
Russell 2000® [2]	Market Index	3 Years	20% Buffer	5% Upside Participation Rate	Available
Russell 2000® [1]	Market Index	6 Years	10% Buffer	5% Upside Participation Rate	Available[4]
Russell 2000® [1]	Market Index	6 Years	20% Buffer	5% Upside Participation Rate	Available[4]

[1]	These Strategies are not available for Contracts issued in Missouri with a Contract Effective Date before May 21, 2025.
[2]	These Strategies are not available for Contracts with a Contract Effective Date before May 21, 2025.
[3]	Performance Lock is not available for Contracts issued in Missouri with a Contract Effective Date before May 21, 2025.
[4]	Performance Lock for the Russell 2000 6-Year Indexed Strategies is not available for Contracts with a Contract Effective Date before May 21, 2025.

The S&P 500 is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.

The iShares MSCI EAFE ETF deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the ETF to underperform a direct investment in the securities composing the ETF.

The iShares U.S. Real Estate ETF deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the ETF to underperform a direct investment in the securities composing the ETF.

The SPDR Gold Shares ETF deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the ETF to underperform a direct investment in gold bullion.

The First Trust Barclays Edge is an “excess return index” that subtracts a risk-free interest rate from the price and dividend return of the securities. It also deducts fees and costs when calculating Index performance. This will reduce the Index’s return and cause the Index to underperform a direct investment in the securities composing the Index.

The Russell 2000 is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.

Possible Changes in Indexed Strategies.

The S&P 500 1-Year -10% Floor with Cap Indexed Strategy will always be available. At the end of a Term, we may stop offering any other Indexed Strategy. Consequently, any other Indexed Strategy listed above may not be available after the end of the initial Term. We have the right to replace the Index associated with an Indexed Strategy under certain circumstances.

In the future, we may offer new Indexed Strategies. Any new Buffer Strategy will offer protection against loss at least equal to a 5% Buffer. Any new Floor Strategy will offer protection against loss at least equal to a -20% Floor. Any new Downside Participation Rate Strategy will offer protection against loss at least equal to a 75% Downside Participation Rate.

Positive return factors can change from one Term to the next, subject to the following minimum rates: A Cap will never be lower than 1%, an Upside Participation Rate will never be lower than 5%, and a Trigger Rate will never be lower than 1%. Indexed Strategies that may be available in the future may earn a return that is lower than the return your investments would have earned if they had been invested in the other Indexed Strategies that are currently available. In addition, any reduction in the available number of Indexed Strategies may reduce your opportunity to increase your Contract value.

The following lists the Fixed Account Option currently available under the Contract. We may change the features of the Fixed Account Option listed below, offer new Fixed Account Options, and terminate existing Fixed Account Options. We will provide you with written notice before doing so.

Name	Term	Minimum Guaranteed Interest Rate
Declared Rate Strategy	1 year	0.15%

The interest rate for the Declared Rate Strategy Rate will never be less than the guaranteed minimum interest rate from 0.15% to 3.0% set out in the Declared Rate Strategy endorsement included in your Contract. The guaranteed minimum interest rate set out in the endorsement will never be less than the minimum interest rate required for fixed annuity contracts on the Contract Effective Date under the Standard Nonforfeiture Law of the state in which your Contract is issued. For additional information on the Declared Rate Strategy, see the Declared Rate Strategy section in the prospectus.

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APPENDIX B: EXAMPLES OF IMPACT OF WITHDRAWALS ON CONTRACT VALUES AND AMOUNTS REALIZED

These examples are intended to illustrate how a withdrawal from an Indexed Strategy before the end of the Term affects Indexed Strategy values and amounts realized at the end of the Term.

Example A: Withdrawal When Index Rising Steadily – Cap and Upside Participation Rate Strategies

This example assumes:

•	you allocate $50,000 to the S&P 500 1-Year 10% Buffer with Cap Indexed Strategy and $50,000 to the S&P 500 1-Year 50% Downside Participation Rate with Upside Participation Rate Indexed Strategy;

•	the Cap for the initial Term of the S&P 500 1-Year 10% Buffer with Cap Indexed Strategy is 10%;

•	the Participation Rate for the initial Term of the S&P 500 1-Year 50% Downside Participation Rate with Upside Participation Rate Indexed Strategy is 75%;

•	the S&P 500 is 1000 on the Term start date;

•

you request a $10,000 withdrawal on Day 146 when the Daily Value Percentage is 2.15% for the S&P 500 1-Year 10% Buffer with Cap Indexed Strategy and 2.33% for the S&P 500 1-Year 50% Downside Participation Rate with Upside Participation Rate Indexed Strategy;

•	advisory fees are taken from other assets under management, or only at the end of the Term;

•	you do not take any other withdrawals during the initial Term;

•

no Market Value Adjustments apply (If Market Value Adjustments did apply, the amounts realized at the end of the Term would be reduced by the withdrawal and reduced or increased by the amount of the Market Value Adjustment);

•	the S&P 500 is 1130 on the 1-year Term end date; and

•	you have not made a Performance Lock election.

Please note that even with a rising Index, the Daily Value Percentage may be negative or lower than the Index rise because the Net Option Price is not equal to the current Index price, and because the Daily Value Percentage calculation subtracts the Residual Option Cost and Trading Cost from the Net Option Price.

Impact of $10,000 Withdrawal from Each Strategy on Day 146 of Term	S&P 500 1-Year 10% Buffer with Cap	S&P 500 1-Year 50% Downside Participation Rate with Upside Participation Rate
Investment Base at Term Start	$50,000	$50,000
Daily Value Percentage on Withdrawal Date	2.15%	2.33%
Dollar Amount of Increase on Withdrawal Date	$50,000 x .0215 = $1,075	$50,000 x .0233 = $1,165
Strategy Value before Withdrawal	$50,000 + $1,075 = $51,075	$50,000 + $1,165 = $51,165
Amount Withdrawn*	$4,996	$5,004
Withdrawal as Percentage of Strategy Value	$4,996 / $51,075 = 9.78%	$5,004 / $51,165 = 9.78%
Proportional Reduction in Investment Base	$50,000 x .0978 = $4,890	$50,000 x .0978 = $4,890
Investment Base after Withdrawal	$50,000 –$4,890 = $45,110	$50,000 –$4,890 = $45,110
Value at End of Term
Investment Base after Withdrawal	$45,110	$45,110
Index at Term Start	1000	1000
Index at Term End	1130	1130
Rise in Index	13%	13%
Cap	10%	n/a
Upside Participation Rate	n/a	75%
Increase as a Percentage	Min (13%, 10%) = 10%	13% x 75% = 9.75%
Dollar Amount of Increase	$45,110 x .10 = $4,511	$45,110 x .0975 = $4,398
Strategy Value at Term End	$45,110 + $4,511 = $49,621	$45,110 + $4,398 = $49,508

*

Note: The withdrawal is taken proportionally from each Indexed Strategy, based on the ratio of that Strategy’s value to the total value of all Indexed Strategies immediately before the withdrawal. In this example, the total value of all Indexed Strategies immediately before the withdrawal was $102,240 ($51,075 + $51,165). The S&P 500 1-Year 10% Buffer with Cap Indexed Strategy value was 49.96% of that total value ($51,075 / $102,240 = 49.96%), so 49.96% of the $10,000 withdrawal ($4,996) was taken from it. The S&P 500 1-Year 50% Downside Participation Rate with Upside Participation Rate Indexed Strategy value was 50.04% of that total value ($51,165 / $102,240 = 50.04%), so 50.04% of the $10,000 withdrawal ($5,004) was taken from it.

In this example, you invested $50,000 in the Cap Strategy and $50,000 in the Upside Participation Rate Strategy, and at the end of the Term you realized $109,129 ($10,000 withdrawal plus the Strategy values of $49,621 and $49,508 at the end of the Term). Had no withdrawal occurred, your Strategy values at the end of the Term would have totaled $109,875 ($50,000 plus 10% increase for the Cap Strategy, and $50,000 plus 9.75% increase for the Upside Participation Rate Strategy).

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This hypothetical combined Strategy values of $109,875 exceeds the amount realized of $109,129 because the portion of the Investment Base withdrawn from each Strategy did not earn the increases (10% and 9.75% respectively) it would have earned if it had been left in the respective Strategy for the entire Term.

In this example, the Cap Strategy performed better than the Upside Participation Rate Strategy because the Upside Participation Rate limited the increase more than the Cap did.

Example B: Withdrawal When Index Rising Steadily – Trigger Strategies

This example assumes:

•	you allocate $50,000 to the S&P 500 1-Year 10% Buffer with Performance Trigger Strategy, and $50,000 to the S&P 500 1-Year 10% Buffer with Dual Performance Trigger Strategy;

•	the Trigger Rate for the initial Term of the S&P 500 1-Year 10% Buffer with Performance Trigger Strategy is 11%;

•	the Trigger Rate for the initial Term of the S&P 500 1-Year 10% Buffer with Dual Performance Trigger Strategy is 8%;

•	the S&P 500 is 1000 on the Term start date;

•

you request a $10,000 withdrawal on Day 146 when the Daily Value Percentage is 4.20% for the S&P 500 1-Year 10% Buffer with Performance Trigger Strategy and 3.77% for the S&P 500 1-Year 10% Buffer with Dual Performance Trigger Strategy;

•	you do not take any other withdrawals during the initial Term;

•

no Market Value Adjustments apply (If Market Value Adjustments did apply, the amounts realized at the end of the Term would be reduced by the withdrawal and reduced or increased by the amount of the Market Value Adjustment);

•	the S&P 500 is 1130 on the 1-year Term end date; and

•	you have not made a Performance Lock election.

Please note that even with a rising Index, the Daily Value Percentage may be negative or lower than the Index rise because the Net Option Price is not equal to the current Index price, and because the Daily Value Percentage calculation subtracts the Residual Option Cost and Trading Cost from the Net Option Price.

Impact of $10,000 Withdrawal on Day 146 of Term	S&P 500 1-Year 10% Buffer with Performance Trigger Strategy	S&P 500 1-Year 10% Buffer with Dual Performance Trigger Strategy
Investment Base at Term Start	$50,000	$50,000
Daily Value Percentage on Withdrawal Date	4.20%	3.77%
Dollar Amount of Increase on Withdrawal Date	$50,000 x .0420 = $2,100	$50,000 x .0377 = $1,885
Strategy Value before Withdrawal	$50,000 + $2,100 = $52,100	$50,000 + $1,885 = $51,885
Amount Withdrawn*	$5,010	$4,990
Withdrawal as Percentage of Strategy Value	$5,010 / $52,100 = 9.62%	$4,990 / $51,885 = 9.62%
Proportional Reduction in Investment Base	$50,00 x .0962 = $4,810	$50,000 x .0962 = $4,810
Investment Base after Withdrawal	$50,000 – $4,810 = $45,190	$50,000 – $4,810 = $45,190
Value at End of Term
Investment Base after Withdrawal	$45,190	$45,190
Index at Term Start	1000	1000
Index at Term End	1130	1130
Rise in Index	13%	13%
Trigger Rate Activated?	Yes	Yes
Trigger Rate	11%	8%
Increase as a Percentage	11.00%	8.00%
Dollar Amount of Increase	$45,190 x .1100 = $4,971	$45,190 x .0800 = $3,615
Strategy Value at Term End	$45,190 + $4,971 = $50,161	$45,190 + $3,615 = $48,805

*

Note: The withdrawal is taken proportionally from each Indexed Strategy, based on the ratio of that Strategy’s value to the total value of all Indexed Strategies immediately before the withdrawal. In this example, the total value of all Indexed Strategies immediately before the withdrawal was $103,985 ($52,100 + $51,885). The S&P 500 1-Year 10% Buffer with Performance Trigger Strategy value was 50.10% of that total value ($52,100 / $103,985 = 50.10%), so 50.10% of the $10,000 withdrawal ($5,010) was taken from it. The S&P 500 1-Year 10% Buffer with Dual Performance Trigger Strategy value was 49.90% of that total value ($51,885 / $103,985 = 49.90%), so 49.90% of the $10,000 withdrawal ($4,990) was taken from it.

In this example, you invested $50,000 in the S&P 500 1-Year 10% Buffer with Performance Trigger Strategy and $50,000 in the S&P 500 1-Year 10% Buffer with Dual Performance Trigger Strategy. At the end of the 1-year Term you realized $108,966 from the Strategies ($10,000 withdrawal plus the Strategy values of $50,161 and $48,805 at the end of the 1-year Term). Had no withdrawal occurred, your 1-year Strategy values at the end of the Term would have totaled $109,500 ($50,000 plus an 11.00% increase for the S&P 500 S&P 500 1-Year 10% Buffer with Performance Trigger Strategy, and $50,000 plus an 8.00% increase for the S&P 500 1-Year 10% Buffer with Dual Performance Trigger Strategy.)

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The hypothetical Strategy value for the combined Strategies ($109,500) exceeds the amount realized ($108,966) because the portion of the Investment Base withdrawn from each Strategy did not earn the index increase (11.00% and 8.00% respectively) it would have earned if it had been left in the respective Strategy for the entire Term.

In this example, the S&P 500 1-Year 10% Buffer with Performance Trigger Strategy performed better than the S&P 500 1-Year 10% Buffer with Dual Performance Trigger Strategy because the Trigger Rate for the S&P 500 1-Year 10% Buffer with Performance Trigger Strategy was higher than the Trigger Rate for the S&P 500 1-Year 10% Buffer with Dual Performance Trigger Strategy.

Example C: Withdrawal When Index Falling Steadily – Downside Participation Rate and Buffer Strategies

This example assumes:

•

you allocate $50,000 to an S&P 500 1-Year 50% Downside Participation Rate with Upside Participation Rate Indexed Strategy, $50,000 to the S&P 500 1-Year 10% Buffer with Cap Indexed Strategy, and $50,000 to the S&P 500 1-Year 10% Floor with Cap Indexed Strategy;

•	the S&P 500 is 1000 on the Term start date;

•

you request a $10,000 withdrawal on Day 146 when the Daily Value Percentage is -2% for the S&P 500 1-Year 50% Downside Participation Rate with Upside Participation Rate Indexed Strategy, -2.1% for the S&P 500 1-Year 10% Buffer with Cap Indexed Strategy, and -2.4% for the S&P 500 1-Year -10% Floor with Cap Indexed Strategy;

•	advisory fees are taken from other assets under management, or only at the end of the Term;

•	you do not take any other withdrawals during the initial Term;

•

no Market Value Adjustments apply (If Market Value Adjustments did apply, the amounts realized at the end of the Term would be reduced by the withdrawal and reduced or increased by the amount of the Market Value Adjustment); and

•	the S&P 500 is 750 on the Term end date.

•	you have not made a Performance Lock election

Please note that the Daily Value Percentage may be more negative than the fall in the Index because the Net Option Price is not equal to the current Index price, and because the Daily Value Percentage calculation subtracts the Residual Option Cost and Trading Cost from the Net Option Price.

Impact of $10,000 Withdrawal from Each Strategy on Day 146 of Term	S&P 500 1-Year 10% Buffer with Cap	S&P 500 1-Year -10% Floor with Cap	S&P 500 1-Year 50% Downside Participation Rate with Upside Participation Rate
Investment Base at Term Start	$50,000	$50,000	$50,000
Daily Value Percentage on Withdrawal Date	–2.1%	–2.4%	–2.0%
Dollar Amount of Decrease on Withdrawal Date	$50,000 x –.021 = –$1,050	$50,000 x –.024 = –$1,200	$50,000 x –.020 = –$1,000
Strategy Value before Withdrawal	$50,000 – $1,050 = $48,950	$50,000 – $1,200 = $48,800	$50,000 – $1,000 = $49,000
Amount Withdrawn*	$3,336	$3,325	$3,339
Withdrawal as Percentage of Strategy Value	$3,336 / $48,950 = 6.81%	$3,325 /$48,800 = 6.81%	$3.339 /$49,000 = 6.81%
Proportional Reduction in Investment Base	$50,000 x .0681 = $3,407	$50,000 x .0681 = $3,407	$50,000 x .0681 = $3,407
Investment Base after Withdrawal	$50,000 – $3,407 = $46,593	$50,000 – $3,407 = $46,593	$50,000 – $3,407 = $46,593
Value at End of Term
Investment Base after Withdrawal	$46,593	$46,593	$46,593
Index at Term Start	1000	1000	1000
Index at Term End	750	750	750
Fall in Index	–25%	–25%	–25%
Downside Participation Rate	n/a	n/a	50%
Buffer	10%	n/a	n/a
Floor	n/a	10%	n/a
Decrease as a Percentage	25% – (–10%) = –15%	Max (–25%, –10%) = –10%	–25% x 50% = –12.5%
Dollar Amount of Decrease	$46,593 x .15 = $6,989	$46,593 x .10 = $4,659	$46,593 x .125 = $5,824
Strategy Value at Term End	$46,593 – $6,989 = $39,604	$46,593 – $4,659= $41,934	$46,593 – $5,824 = $40,769

*

Note: The withdrawal is taken proportionally from each Indexed Strategy, based on the ratio of that Strategy’s value to the total value of all Indexed Strategies immediately before the withdrawal. In this example, the total value of all Indexed Strategies immediately before the withdrawal was $146,750 ($48,950 + $48,800 + $49,000). The S&P 500 1-Year 10% Buffer with Cap Strategy value was 33.36% of that total value ($48,950 / $146,750 = 33.36%), so 33.36% of the $10,000 withdrawal ($3,336) was taken from it. The S&P 500 1-Year -10% Floor with Cap Strategy value was 33.25% of that total value ($48,800 / $146,750 = 33.25%), so 33.25% of the $10,000 withdrawal ($3,325) was taken from it. The S&P 500 1-Year 50% Downside Participation Rate with Upside Participation Rate Strategy value was 33.39% of that total value ($49,000 / $146,750 = 33.39%), so 33.39% of the $10,000 withdrawal ($3,339) was taken from it.

In this example, you invested $50,000 in the Buffer Strategy, $50,000 in the Floor Strategy and $50,000 in the Downside Participation Rate Strategy, and at the end of the Term you realized $132,307 ($10,000 withdrawal plus the Strategy values of $39,604, $41,934, and $40,769 at the end of the Term). Had no withdrawal occurred, your Strategy values at the end of the Term would have totaled $131,250 ($50,000 minus 15% decrease for the Buffer Strategy, $50,000 minus 10% decrease for the Floor Strategy and $50,000 minus 12.5% decrease for the Downside Participation Rate Strategy).

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The amount realized of $132,037 exceeds this hypothetical combined Strategy value of $131,250 because the portion of the Investment Base withdrawn from each Strategy was not subject to the 10%-15% decrease it would have suffered if it had been left in the respective Strategies for the entire Term.

The Strategy value at Term end is highest for the Floor Strategy ($41,934) and lowest for the Buffer Strategy ($39,604). Though the proportionality rules relating to withdrawals keep each Strategy’s Investment Base equal to the others after the withdrawals, the different decreases that result from the 25% drop in the Index value (-10% for the Floor Strategy, -12.5% for the Downside Participation Rate Strategy, and -15.0% for the Buffer Strategy) lead to different Strategy values at Term end.

Example D: Withdrawal When Index Falling Steadily – Trigger Strategies

This example assumes:

•	you allocate $50,000 to the S&P 500 1-Year 10% Buffer with Performance Trigger Strategy, and $50,000 to the S&P 500 1-Year 10% Buffer with Dual Performance Trigger Strategy;

•	the Trigger Rate for the initial Term of the S&P 500 1-Year 10% Buffer with Performance Trigger Strategy is 11%;

•	the Trigger Rate for the initial Term of the S&P 500 1-Year 10% Buffer with Performance Trigger Strategy is 8%;

•	the S&P 500 is 1000 on the Term start date;

•

you request a $10,000 withdrawal on Day 146 when the Daily Value Percentage is -2.31% for the S&P 500 1-Year 10% Buffer with Performance Trigger Strategy and -0.74% for the S&P 500 1-Year 10% Buffer with Dual Performance Trigger Strategy;

•	you do not take any other withdrawals during the initial Term;

•

no Market Value Adjustments apply (If Market Value Adjustments did apply, the amounts realized at the end of the Term would be reduced by the withdrawal and reduced or increased by the amount of the Market Value Adjustment);

•	the S&P 500 is 800 on the 1-year Term end date; and

•	you have not made a Performance Lock election.

Please note that the Daily Value Percentage may be more negative than the fall in the Index because the Net Option Price is not equal to the current Index price, and because the Daily Value Percentage calculation subtracts the Residual Option Cost and Trading Cost from the Net Option Price.

Impact of $10,000 Withdrawal on Day 146 of Term	S&P 500 1-Year 10% Buffer with Performance Trigger Strategy	S&P 500 1-Year 10% Buffer with Dual Performance Trigger Strategy
Investment Base at Term Start	$50,000	$50,000
Daily Value Percentage on Withdrawal Date	–2.31%	–0.74%
Dollar Amount of Decrease on Withdrawal Date	–($50,000 x –.0231) = $1,155	–($50,000 x –.0074) = $370
Strategy Value before Withdrawal	$50,000 – $1,155 = $48,845	$50,000 – $370 = $49,630
Amount Withdrawn*	$4,960	$5,040
Withdrawal as Percentage of Strategy Value	$4,960 / $48,845 = 10.15%	$5,040 / $49,630 = 10.15%
Proportional Reduction in Investment Base	$50,000 x .1015 = $5,075	$50,000 x .1015 = $5,075
Investment Base after Withdrawal	$50,000 –$5,075 = $44,925	$50,000 – $5,075 = $44,925
Value at End of Term
Investment Base after Withdrawal	$44,925	$44,925
Index at Term Start	1000	1000
Index at Term End	800	800
Fall in Index	20%	20%
Buffer	10%	10%
Decrease as a Percentage	20%–10% = 10.00%	20%–10% = 10.00%
Dollar Amount of Decrease	$44,925 x .1000 = $4,493	$44,925 x .1000 = $4,493
Strategy Value at Term End	$44,925 – $4,493 = $40,432	$44,478 – $4,493 = $40,432

*

Note: The withdrawal is taken proportionally from each Indexed Strategy, based on the ratio of that Strategy’s value to the total value of all Indexed Strategies immediately before the withdrawal. In this example, the total value of all Indexed Strategies immediately before the withdrawal was $98,475 ($48,845 + $49,630). The S&P 500 1-Year 10% Buffer with Performance Trigger Strategy value was 49.60% of that total value ($48,845 / $98,475 = 49.60%), so 49.60% of the $10,000 withdrawal ($4,960) was taken from it. The S&P 500 1-Year 10% Buffer with Dual Performance Trigger Strategy value was 50.40% of that total value ($49,630 / $98,475 = 49.90%), so 50.40% of the $10,000 withdrawal ($5,040) was taken from it.

In this example, you invested $50,000 in the S&P 500 1-Year 10% Buffer with Performance Trigger Strategy and $50,000 in the S&P 500 1-Year 10% Buffer with Dual Performance Trigger Strategy. At the end of the 1-year Term you realized $90,864 from the Strategies ($10,000 withdrawal plus the Strategy values of $40,432 and $40,432 at the end of the 1-year Term). Had no withdrawal occurred, your 1-year Strategy values at the end of the Term would have totaled $90,000 ($50,000 minus a 10.00% decrease for the S&P 500 S&P 500 1-Year 10% Buffer with Performance Trigger Strategy, and $50,000 minus a 10.00% decrease for the S&P 500 1-Year 10% Buffer with Dual Performance Trigger Strategy.)

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The amount realized at the end of the 1-year Term for the combined Strategies ($90,060) exceeds the hypothetical Strategy value ($90,000), because the $10,000 that was withdrawn was not subject to the full 10% decrease it would have suffered if it had been left in the Strategies for the entire 1-year Term.

In this example, the S&P 500 1-Year 10% Buffer with Performance Trigger Strategy and the S&P 500 1-Year 10% Buffer with Dual Performance Trigger Strategy performed identically because they are based on the same Index and the decrease in that Index was greater than 10%. Therefore, the 10% Buffer came into play for both Strategies.

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APPENDIX C: STATE VARIATIONS

This prospectus describes the material features of the Contract. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. However, please note that the maximum charge is set forth in this prospectus. If you would like to review a copy of the Contract and any endorsements, contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, visit our website at www.mmascend.com or call us at 1-800-789-6771.

For Contracts with a Contract Effective Date on or after May 21, 2025

The following information is a summary of material state variations as of the date of this prospectus for Contracts issued in the identified state on or after May 21, 2025.

California

Right to Cancel (Free Look): The free look period is 30 days, whether or not you purchase this Contract to replace an existing annuity contract or life insurance policy. If you are under age 60, the amount to be refunded is the Account Value plus Fees/Charges. If you are age 60 or older, the amount to be refunded is the sum of your Purchase Payments.

Strategy Availability: There are four strategies that will not be available for Contracts issued in California on or after May 21, 2025, until regulatory approval is received:

Russell 2000 1-Year 10% Buffer with Cap Indexed Strategy

Russell 2000 1-Year 20% Buffer with Cap Indexed Strategy

Russell 2000 3-Year 10% Buffer with Upside Participation Rate Indexed Strategy

Russell 2000 3-Year 20% Buffer with Upside Participation Rate Indexed Strategy

In addition, the Performance Lock feature on the Russell 2000 6-Year 20% Buffer with Upside Participation Rate Indexed Strategy will not be available until regulatory approval is received.

Change of Beneficiary: Contracts issued in California before regulatory approval is received will continue to be subject to the requirement that a Change of Beneficiary be received prior to the death for which a Death Benefit is payable.

Payout Option Guarantee: The guarantee that payments under a Payout Option for an Annuity Payout Benefit or Death Benefit will not be less than those that would be provided by the application of the Surrender Value or Death Benefit to purchase a single premium immediate annuity contract at the purchase rate offered by the Company will not apply to Contracts issued in California before regulatory approval is received.

Extended Care Waiver: The Waiver of Market Value Adjustments for Facility Care or Home Care or Community-Based Services Rider (CA Rider) provides a waiver under an expanded set of circumstances. The waiver will apply if, at the time of a Surrender, or within the immediately preceding 90 days, the following conditions are met: (1) the insured is confined in a facility or is receiving, as prescribed by a physician, registered nurse or licensed social worker, home care or community-based services; (2) the insured’s confinement in a facility, the insured’s receipt of home care or community-based services, or any combination thereof has continued for a period of at least 90 consecutive days, disregarding any confinement or services provided during the first Contract Year; and (3) the first day of such confinement or services is after the Contract Effective Date. Facility includes a skilled nursing facility, a convalescent nursing home, an extended care facility, a residential care facility or a residential care facility for the elderly. Home care or community-based services includes home health care, adult day care, personal care, homemaker services, hospice services and respite care as defined in the rider. Additional conforming changes have been made including revised and new definitions, and inclusion of a description of circumstances under which the waiver does not apply. The termination provision has been modified to reflect that the rider will not terminate if you transfer an interest in the contract unless the transfer results in the addition of a new insured.

Florida

Right to Cancel (Free Look): The free look period is 21 days. The free look period is 30 days if you purchase this Contract to replace an existing annuity contract or life insurance policy. The amount to be refunded is the Account Value plus Fees/Charges.

Amendment of the Contract: You have the right to reject an endorsement that changes the provisions of this Contract to obtain or retain the intended tax treatment under federal tax law, or to take into account other pertinent laws and governmental regulations and rulings. We will not be responsible for the tax or other consequences of your rejection.

Massachusetts

Extended Care Waiver: This waiver rider is not available in Massachusetts.

Terminal Illness Waiver: This waiver rider is not available in Massachusetts.

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Oregon

Right to Cancel (Free Look): If the Contract is not purchased to replace an existing annuity contract or life insurance policy, the amount to be refunded is the Account Value. If you purchase this Contract to replace an existing annuity contract or life insurance policy and the Contract is cancelled within 21 to 30 days, the amount to be refunded is the Account Value plus Fees/Charges.

South Carolina

Right to Cancel (Free Look): If the Contract is not purchased to replace an existing annuity contract or life insurance policy, the amount to be refunded is the sum of your Purchase Payments. If you purchase this Contract to replace an existing annuity contract or life insurance policy and the Contract is cancelled within 21 to 30 days, the amount to be refunded is the Account Value plus Fees/Charges.

For Contracts with a Contract Effective Date before May 21, 2025

The following information is a summary of material state variations as of the date of this prospectus for Contracts issued in the identified state before May 21, 2025. For all state variations related to the Right to Cancel, please refer to the Right to Cancel (Free Look) Table.

California

Extended Care Waiver: The Waiver of Market Value Adjustments for Facility Care or Home Care or Community-Based Services Rider (CA Rider) provides a waiver under an expanded set of circumstances. The waiver will apply if, at the time of a Surrender, or within the immediately preceding 90 days, the following conditions are met: (1) the insured is confined in a facility or is receiving, as prescribed by a physician, registered nurse or licensed social worker, home care or community-based services; (2) the insured’s confinement in a facility, the insured’s receipt of home care or community-based services, or any combination thereof has continued for a period of at least 90 consecutive days; and (3) the first day of such 90-day period was at least one year after the Contract Effective Date. Facility includes a skilled nursing facility, a convalescent nursing home, or an extended care facility or a residential care facility or a residential care facility for the elderly. Home care or community-based services includes home health care, adult day care, personal care, homemaker services, hospice services and respite care as defined in the rider. Additional conforming changes have been made including revised and new definitions, and inclusion of a description of circumstances under which the waiver does not apply. The termination provision has been modified to reflect that the rider will not terminate if you transfer or assign an interest in the contract to a person or entity other than the insured.

Connecticut

Market Value Adjustment: The MVA factor is equal to (A – B) x N, where:

A = the MVA Index Interest Rate on the Contract Effective Date;

B = the MVA Index Interest Rate for the date of the withdrawal or Surrender; and

N = the number of whole and partial years remaining to the sixth Contract Anniversary.

Florida

Amendment of the Contract: You have the right to reject an endorsement that changes the provisions of this Contract to obtain or retain the intended tax treatment under federal tax law, or to take into account other pertinent laws and governmental regulations and rulings. We will not be responsible for the tax or other consequences of your rejection.

Illinois

Civil Union Partners: A civil union partner may make a Successor Owner election. However, the Contract must comply with the post-death distribution rules applicable to a non-spouse. The termination of a Civil Union will terminate the designation of the civil union partner as a Beneficiary or payee in the same manner as a divorce.

Indiana

Market Value Adjustment: The MVA factor is equal to (A – B) x N, where:

A = the MVA Index Interest Rate on the Contract Effective Date;

B = the MVA Index Interest Rate for the date of the withdrawal or Surrender; and

N = the number of whole and partial years remaining to the sixth Contract Anniversary.

Maryland

Market Value Adjustment: The MVA factor is equal to (A – B) x N, where:

A = the MVA Index Interest Rate on the Contract Effective Date;

B = the MVA Index Interest Rate for the date of the withdrawal or Surrender; and

N = the number of whole and partial years remaining to the sixth Contract Anniversary.

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Massachusetts

Extended Care Waiver: This waiver rider is not available in Massachusetts.

Terminal Illness Waiver: This waiver rider is not available in Massachusetts.

Missouri

Temporary Holding Account: There is no Declared Rate Strategy. Amounts can be allocated or reallocated to a Temporary Holding Account. The value of the Temporary Holding Account is equal to: (1) the amounts applied to the Temporary Holding Account at the start of the current Term; minus (2) each withdrawal taken from the Temporary Holding Account during the current Term; and plus (4) interest that we have credited on the balances in the Temporary Holding Account for the current Term.

The Temporary Holding Account earns interest daily at an annual effective rate equal to the interest rate used to calculate the minimum value under Missouri standard nonforfeiture law for a fixed annuity contract on the Contract issue date.

Allocations and reallocations to the Temporary Holding Account are subject to the Allocation Limit.

At the end of a Term, to the extent any amount cannot be applied to a Temporary Holding Account for the next Term because the amount is over the Allocation Limit, unless you send us a request to reallocate that amount we will apply the amount to the S&P 500 1-Year –10% Floor with Cap Indexed Strategy.

Amounts taken from the Temporary Holding Account on a withdrawal or a Surrender are not subject to a Market Value Adjustment.

Indexed Strategy Availability: There are multiple Indexed Strategies that are not available in Missouri. Please refer to Appendix A.

Withdrawals: Withdrawals are taken first from the Temporary Holding Account, then from Indexed Strategies without regard to Term length.

Performance Lock Availability: A Performance Lock is not available in Missouri.

New Jersey

Civil Union Partners: A civil union partner may make a Successor Owner election. However, the Contract must comply with the post-death distribution rules applicable to a non-spouse. The termination of a Civil Union will terminate the designation of the civil union partner as a Beneficiary or payee in the same manner as a divorce.

Ohio

Assignment: Subject to the tax qualifications endorsement, if any, and other Contract limitations, you may assign your rights to designate or change a Beneficiary or an Annuitant, to change Owners, or to elect a Payout Option if you make a specific Request in Good Order.

Texas

Payout Options: Payments under a Payout Option are subject to a $50 minimum.

Amendment of the Contract: You have the right to reject an endorsement that changes the provisions of this Contract to obtain or retain the intended tax treatment under federal tax law, or to take into account other pertinent laws and governmental regulations and rulings. We will not be responsible for the tax or other consequences of your rejection.

Involuntary Termination: Our right to terminate this Contract is not tied to the minimum required value. We have the right to terminate this Contract if the Account Value would provide a benefit of less than $20 each month at age 70 under a life payout with payments for at least a fixed period of 10 years.

Right to Cancel (Free Look) Table for Contracts with a Contract Effective Date before May 21, 2025

State law governs the length of the free look period and the amount of the refund that you will receive. The period and amount may differ if you are replacing a life insurance policy or annuity contract. The table below summarizes the state law provisions.

For Contracts Issued in:	Free Look Period	Refund	Replacement Free Look Period	Replacement Refund
Alabama	20 days	Account Value	30 days	Account Value + Fees/Charges
Alaska	20 days	Account Value + Fees/Charges	30 days	Account Value + Fees/Charges
Arizona	20 days	Account Value + Fees/Charges	30 days	Account Value + Fees/Charges
Arkansas	20 days	Account Value	30 days	Account Value
California	30 days	Account Value + Fees/Charges Note: If owner is age 60 or older, refund amount is Purchase Payments.	30 days	Account Value + Fees/Charges Note: If owner is age 60 or older, refund amount is Purchase Payments.

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For Contracts Issued in:	Free Look Period	Refund	Replacement Free Look Period	Replacement Refund
Colorado	20 days	Account Value	30 days	Account Value + Fees/Charges
Connecticut	20 days	Account Value + Fees/Charges	30 days	Account Value + Fees/Charges
Delaware	20 days	Account Value	30 days	Purchase Payments
District of Columbia	20 days	Account Value	30 days	Account Value
Florida	21 days	Account Value + Fees/Charges	30 days	Account Value + Fees/Charges
Georgia	20 days	Purchase Payments	30 days	Purchase Payments
Hawaii	20 days	Account Value	30 days	Account Value + Fees/Charges
Idaho	20 days	Purchase Payments	30 days	Purchase Payments
Illinois	20 days	Account Value + Fees/Charges	30 days	Account Value + Fees/Charges
Indiana	20 days	Account Value	30 days	Purchase Payments
Iowa	20 days	Account Value	30 days	Account Value + Fees/Charges
Kansas	20 days	Account Value + Fees/Charges	30 days	Account Value + Fees/Charges
Kentucky	20 days	Purchase Payments	30 days	Account Value + Fees/Charges
Louisiana	20 days	Purchase Payments	30 days	Account Value + Fees/Charges
Maine	20 days	Account Value	30 days	Account Value + Fees/Charges
Maryland	20 days	Purchase Payments	30 days	Account Value + Fees/Charges
Massachusetts	20 days	Account Value	30 days	Purchase Payments
Michigan	20 days	Account Value + Fees/Charges	30 days	Account Value + Fees/Charges
Minnesota	20 days	Account Value + Fees/Charges	30 days	Purchase Payments
Mississippi	20 days	Account Value	30 days	Account Value + Fees/Charges
Missouri	20 days	Purchase Payments	30 days	Purchase Payments
Montana	20 days	Account Value	30 days	Account Value + Fees/Charges
Nebraska	20 days	Purchase Payments	30 days	Account Value + Fees/Charges
Nevada	20 days	Purchase Payments	30 days	Purchase Payments
New Hampshire	20 days	Purchase Payments	30 days	Account Value + Fees/Charges
New Jersey	20 days	Account Value + Fees/Charges	30 days	Account Value + Fees/Charges
New Mexico	20 days	Account Value	30 days	Account Value + Fees/Charges
North Carolina	20 days	Purchase Payments	30 days	Account Value + Fees/Charges
North Dakota	20 days	Account Value + Fees/Charges	30 days	Account Value + Fees/Charges
Ohio	20 days	Account Value	30 days	Account Value + Fees/Charges
Oklahoma	20 days	Purchase Payments	30 days	Purchase Payments
Oregon	20 days	Account Value	30 days	Account Value + Fees/Charges
Pennsylvania	20 days	Account Value	30 days	Account Value
Rhode Island	20 days	Purchase Payments	30 days	Account Value + Fees/Charges
South Carolina	20 days	Purchase Payments	30 days	Account Value + Fees/Charges
South Dakota	20 days	Account Value + Fees/Charges	30 days	Account Value + Fees/Charges
Tennessee	20 days	Account Value	30 days	Purchase Payments
Texas	20 days	Purchase Payments	30 days	Account Value + Fees/Charges
Utah	20 days	Purchase Payments	30 days	Purchase Payments
Vermont	20 days	Account Value	30 days	Account Value + Fees/Charges
Virginia	20 days	Account Value	30 days	Account Value + Fees/Charges
Washington	20 days	Greater of: (1) Purchase Payments or (2) Account Value minus taxes	30 days	Purchase Payments
West Virginia	20 days	Account Value	30 days	Account Value + Fees/Charges
Wisconsin	30 days	Account Value	30 days	Account Value + Fees/Charges
Wyoming	20 days	Account Value	30 days	Greater of: (1) Purchase Payments or (2) Account Value + Fees/Charges

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APPENDIX D: INDEX DISCLOSURES

S&P 500® Index

The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by MassMutual Ascend Life Insurance Company. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); It is not possible to invest directly in an index. MassMutual Ascend Life Insurance Company Products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the MassMutual Ascend Life Insurance Company’s Products or any member of the public regarding the advisability of investing in securities generally or in MassMutual Ascend Life Insurance Company’s Products particularly or the ability of the S&P 500 Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to MassMutual Ascend Life Insurance Company with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to MassMutual Ascend Life Insurance Company or the MassMutual Ascend Life Insurance Company’s Products. S&P Dow Jones Indices has no obligation to take the needs of MassMutual Ascend Life Insurance Company or the owners of MassMutual Ascend Life Insurance Company’s Products into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of MassMutual Ascend Life Insurance Company’s Products. There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary, promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 Index OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY MassMutual Ascend Life Insurance Company, OWNERS OF THE MassMutual Ascend Life Insurance Company’s PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 Index OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF IT HAS BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE MassMutual Ascend Life Insurance Company PRODUCT REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND MassMutual Ascend Life Insurance Company, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

SPDR® Gold Shares ETF Index

“SPDR” is a product of S&P Dow Jones Indices LLC (“SPDJI”). Standard and Poor’s and S&P are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and “SPDR” is a trademark of SPDJI.

S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY MASSMUTUAL ASCEND LIFE INSURANCE COMPANY, OWNERS OF MASSMUTUAL ASCEND LIFE INSURANCE COMPANY’S PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM ANY TRADEMARK, SERVICE MARK AND/OR TRADE NAME. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.

iShares® MSCI EAFE ETF Index

The iShares MSCI EAFE ETF is distributed by BlackRock Investments, LLC. iShares®, BLACKROCK®, and the corresponding logos are registered and unregistered trademarks of BlackRock, Inc. and its affiliates (“BlackRock”), and these trademarks have been licensed for certain purposes by MassMutual Ascend Life Insurance Company. MassMutual Ascend Life annuity products are not sponsored, endorsed, sold, or promoted by

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BlackRock, and purchasers of an annuity from MassMutual Ascend Life do not acquire any interest in the iShares MSCI EAFE ETF nor enter into any relationship of any kind with BlackRock. BlackRock makes no representation or warranty, express or implied, to the owners of any MassMutual Ascend Life annuity product or any member of the public regarding the advisability of purchasing an annuity, nor does it have any liability for any errors, omissions, interruptions, or use of the iShares MSCI EAFE ETF or any data related thereto.

iShares® U.S. Real Estate ETF Index

The iShares U.S. Real Estate ETF is distributed by BlackRock Investments, LLC. iShares®, BLACKROCK®, and the corresponding logos are registered and unregistered trademarks of BlackRock, Inc. and its affiliates (“BlackRock”), and these trademarks have been licensed for certain purposes by MassMutual Ascend Life Insurance Company. MassMutual Ascend Life annuity products are not sponsored, endorsed, sold, or promoted by BlackRock, and purchasers of an annuity from MassMutual Ascend Life do not acquire any interest in the iShares U.S. Real Estate ETF nor enter into any relationship of any kind with BlackRock. BlackRock makes no representation or warranty, express or implied, to the owners of any MassMutual Ascend Life annuity product or any member of the public regarding the advisability of purchasing an annuity, nor does it have any liability for any errors, omissions, interruptions or use of the iShares U.S. Real Estate ETF or any data related thereto.

First Trust Barclays Edge Index

The First Trust Barclays Edge Index is a custom index created for use in annuities issued by MassMutual Ascend Life Insurance Company. The Index sponsor and the Company have an exclusive agreement in place for this purpose, but the Index sponsor could license the First Trust Barclays Edge Index for additional use at some point in the future once the exclusive time period is complete. The First Trust Barclays Edge Index has no performance history prior to April 14, 2023.

The First Trust Barclays Edge Index (“FTIS Index”) is a product of FT Indexing Solutions LLC (“FTIS”) and is administered and calculated by

Bloomberg Index Service Limited and its affiliates (collectively, “BISL”). FIRST TRUST® is a trademark of First Trust Portfolios L.P. (collectively, with FTIS and their respective affiliates, “First Trust”). The foregoing index and trademark have been licensed for use for certain purposes by Barclays, Bloomberg, and MassMutual Ascend Life in connection with the FTIS Index and MassMutual Ascend Life’s products.

The Capital Strength Index (“Nasdaq Index”) is a product of Nasdaq, Inc. (collectively, with its affiliates, “Nasdaq”). NASDAQ®, CAPITAL

STRENGTH INDEXTM, and NQCAPSTTM are trademarks of Nasdaq.

The foregoing index and trademarks have been licensed for use for certain purposes by FTIS and MassMutual Ascend Life in connection with the FTIS Index and MassMutual Ascend Life’s products.

The Value Line Dividend Index (“Value Line Index”) is a product of Value Line, Inc. (“Value Line”). VALUE LINE® and VALUE LINE DIVIDEND INDEX™ are trademarks or registered trademarks of Value Line. The foregoing index and trademarks have been licensed for use for certain purposes by FTIS and MassMutual Ascend Life in connection with the FTIS Index and MassMutual Ascend Life’s products. The FTIS Index is not sponsored, endorsed, recommended, sold, or promoted by Value Line and Value Line makes no representation regarding the advisability of investing in the FTIS Index.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. Bloomberg Finance L.P., BISL and their affiliates (“Bloomberg”) are not affiliated with First Trust or Barclays. Bloomberg’s relationship to First Trust and Barclays is only (1) in the licensing of the FIRST TRUST®, BARCLAYS®, and FIRST TRUST BARCLAYS EDGE INDEX™ trademarks and (2) to act as the administrator and calculation agent of the FTIS Index, which is the property of FTIS.

MassMutual Ascend Life’s products are not issued, sponsored, endorsed, sold, recommended, or promoted by First Trust, Bloomberg, Nasdaq, Value Line, or their respective affiliates (collectively, the “Companies”). The Companies have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to MassMutual Ascend Life’s products. The Companies make no representation or warranty, express or implied, to the owners of any product based on the FTIS Index, Barclays Indices, Nasdaq Index, or Value Line Index, or to any member of the public regarding the advisability of investing in securities generally or in products based on the FTIS Index, Barclays Indices, Nasdaq Indices, or Value Line Index particularly, or the ability of the FTIS Index, Barclays Indices, Nasdaq Indices, or Value Line Index to track general stock market performance. The Companies’ only relationship to MassMutual Ascend Life is in the licensing of the certain trademarks, trade names, and service marks and the use of the FTIS Index, Barclays Indices, Nasdaq Indices, and Value Line Indices, which are determined, composed, and calculated without regard to MassMutual Ascend Life or MassMutual Ascend Life’s products y. The Companies have no obligation to take the needs of MassMutual Ascend Life, or the owners of MassMutual Ascend Life’s products, or the sponsors or owners of products based on the FTIS Index, Barclays Indices, Nasdaq Index, or Value Line Index into consideration when determining, composing, or calculating the FTIS Index, Barclays Indices, Nasdaq Index, and Value Line Index. The Companies are not responsible for and have not participated in the determination or calculation of MassMutual Ascend Life’s products. There are no assurances from the Companies that products based on the FTIS Index, Barclays Indices, Nasdaq Index, or Value Line Index will accurately track index performance or provide positive investment returns. The Companies have no liability in connection with the administration, marketing, or trading of MassMutual Ascend Life’s products. The Companies are not investment advisors. Inclusion of a security or financial instrument within an index is not a recommendation by the Companies to buy, sell, or hold such security or financial instrument, nor is it considered to be investment advice.

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THE COMPANIES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS, COMPLETENESS, AND/OR UNINTERRUPTED CALCULATION OF MASSMUTUAL ASCEND LIFE’S PRODUCTS, FTIS INDEX, BARCLAYS INDICES, NASDAQ INDEX, VALUE LINE INDEX, OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATION WITH RESPECT THERETO, INCLUDING, ORAL, WRITTEN, OR ELECTRONIC COMMUNICATIONS. THE COMPANIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS IN MASSMUTUAL ASCEND LIFE’S PRODUCTS, FTIS INDEX, BARCLAYS INDICES, NASDAQ INDEX, OR VALUE LINE INDEX. THE COMPANIES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY MASSMUTUAL ASCEND LIFE, OWNERS OF MASSMUTUAL ASCEND LIFE’S PRODUCTS OR OF PRODUCTS BASED ON THE FTIS INDEX, BARCLAYS INDICES, NASDAQ INDEX, OR VALUE LINE INDEX, OR BY ANY OTHER PERSON OR ENTITY FROM THE USE OF THE FTIS INDEX, BARCLAYS INDICES, NASDAQ INDEX, OR VALUE LINE INDEX, OR ANY DATA INCLUDED THEREIN. THE COMPANIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO MASSMUTUAL ASCEND LIFE’S PRODUCTS, FTIS INDEX, BARCLAYS INDICES, NASDAQ INDEX, VALUE LINE INDEX, OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE COMPANIES BE SUBJECT TO ANY DAMAGES OR HAVE ANY LIABILITY FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES OR LOSSES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE. EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN MASSMUTUAL ASCEND LIFE AND THE COMPANIES.

Neither Barclays Bank PLC (‘BB PLC’’) nor any of its affiliates (collectively ‘Barclays’) is the issuer or producer of MassMutual Ascend Life’s products and Barclays has no responsibilities, obligations, or duties to investors in MassMutual Ascend Life’s products. The Barclays US 2Y Treasury Futures Index, Barclays US 5Y Treasury Futures Index, Barclays US 10Y Treasury Futures Index, and Barclays Switch USD Signal Index (collectively, the “Indices”), together with any Barclays indices that are components of the Indices, are trademarks owned by Barclays and, together with any component indices and index data, are licensed for use by MassMutual Ascend Life as the issuer or producer of MassMutual Ascend Life’s products (the ‘Issuer’).

Barclays’ only relationship with the Issuer in respect of the Indices is the licensing of the Indices, which are administered, compiled, and published by BB PLC in its role as the index sponsor (the ‘Index Sponsor’) without regard to the Issuer or MassMutual Ascend Life’s products or investors in MassMutual Ascend Life’s products. Additionally, MassMutual Ascend Life as issuer or producer of MassMutual Ascend Life’s products may for itself execute transaction(s) with Barclays in or relating to the Indices in connection with MassMutual Ascend Life’s products. Investors acquire MassMutual Ascend Life’s products from MassMutual Ascend Life and investors neither acquire any interest in the Indices nor enter into any relationship of any kind whatsoever with Barclays upon making an investment in MassMutual Ascend Life’s products. MassMutual Ascend Life’s products are not sponsored, endorsed, sold, or promoted by Barclays and Barclays makes no representation regarding the advisability of MassMutual Ascend Life’s products or use of the Indices or any data included therein. Barclays shall not be liable in any way to the Issuer, investors or to other third parties in respect of the use or accuracy of the Indices or any data included therein.

Barclays Index Administration (“BINDA”), a distinct function within BB PLC, is responsible for day-to-day governance of BB PLC’s activities as Index Sponsor.

To protect the integrity of Barclays’ indices, BB PLC has in place a control framework designed to identify and remove and/or mitigate (as appropriate) conflicts of interest. Within the control framework, BINDA has the following specific responsibilities:

•	oversight of any third-party index calculation agent;

•	acting as approvals body for index lifecycle events (index launch, change and retirement); and

•	resolving unforeseen index calculation issues where discretion or interpretation may be required (for example: upon the occurrence of market disruption events).

To promote the independence of BINDA, the function is operationally separate from BB PLC’s sales, trading and structuring desks, investment managers, and other business units that have, or may be perceived to have, interests that may conflict with the independence or integrity of Barclays’ indices.

Notwithstanding the foregoing, potential conflicts of interest exist as a consequence of BB PLC providing indices alongside its other businesses. Please note the following in relation to Barclays’ indices:

•	BB PLC may act in multiple capacities with respect to a particular index including, but not limited to, functioning as index sponsor, index administrator, index owner and licensor.

•

Sales, trading, or structuring desks in BB PLC may launch products linked to the performance of an index. These products are typically hedged by BB PLC’s trading desks. In hedging an index, a trading desk may purchase or sell constituents of that index. These purchases or sales may affect the prices of the index constituents which could in turn affect the level of that index.

•	BB PLC may establish investment funds that track an index or otherwise use an index for portfolio or asset allocation decisions.

The Index Sponsor is under no obligation to continue the administration, compilation and publication of the Indices or the level of the Indices. While the Index Sponsor currently employs the methodology ascribed to the Indices (and application of such methodology shall be conclusive and binding), no assurance can be given that market, regulatory, juridical, financial, fiscal or other circumstances (including, but not limited to, any changes to or

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any suspension or termination of or any other events affecting any constituent within the Index) will not arise that would, in the view of the Index Sponsor, necessitate an adjustment, modification or change of such methodology. In certain circumstances, the Index Sponsor may suspend or terminate the Indices. The Index Sponsor has appointed a third-party agent (the ‘Index Calculation Agent’) to calculate and maintain the Indices. While the Index Sponsor is responsible for the operation of the Indices, certain aspects have thus been outsourced to the Index Calculation Agent.

Barclays

1.

makes no representation or warranty, express or implied, to the Issuer or any member of the public regarding the advisability of investing in transactions generally or the ability of the Indices to track the performance of any market or underlying assets or data; and

2.	has no obligation to take the needs of the Issuer into consideration in administering, compiling, or publishing the Indices.

Barclays has no obligation or liability in connection with administration, marketing, or trading of MassMutual Ascend Life’s products.

The licensing agreement between FTIS and BB PLC is solely for the benefit of FTIS and Barclays and not for the benefit of the owners of MassMutual Ascend Life’s products, investors or other third parties.

BARCLAYS DOES NOT GUARANTEE, AND SHALL HAVE NO LIABILITY TO THE PURCHASERS AND TRADERS, AS THE CASE MAY BE, OF THE TRANSACTION OR TO THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE INDICES OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE INDICES. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDICES INCLUDING, WITHOUT LIMITATION, THE INDICES, OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL BARCLAYS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES SAVE TO THE EXTENT THAT SUCH EXCLUSION OF LIABILITY IS PROHIBITED BY LAW.

None of the information supplied by Barclays and used in this publication may be reproduced in any manner without the prior written permission of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

Russell 2000® Index

MassMutual Ascend Life annuity products have been developed solely by MassMutual Ascend Life Insurance Company. MassMutual Ascend Life annuity products are not in any way connected to or sponsored, endorsed, sold, or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies.

All rights in the Russell 2000 Index vest in the relevant LSE Group company which owns the Index. “Russell®” and “Russell 2000®” are trademarks of the relevant LSE Group company and are used by any other LSE Group company under license.

The Russell 2000 Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent, or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on, or any error in the Russell 2000 Index or (b) investment in or operation of MassMutual Ascend Life annuity products. The LSE Group makes no claim, prediction, warranty, or representation either as to the results to be obtained from MassMutual Ascend Life annuity products or the suitability of the Russell 2000 Index for the purpose to which it is being put by MassMutual Ascend Life Insurance Company.

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The Contract does not invest in any equity, debt, or other investments.

Our form number for the Contract is ICC24-P1841624NW or P1841622NW. Each endorsement or rider also has a separate form number. The form numbers may vary by state. The Securities and Exchange Commission file number for the Contract is 333-276893.

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The Statement of Additional Information (“SAI”), dated May 1, 2025, includes additional information about the Contract and the Company. The SAI is incorporated by reference into this prospectus. The SAI is available, without charge, upon request. For a free copy, or to request other information about the Contract or make other inquiries, contact us by visiting www.massmutualascend.com/RILAcompliancedocuments, calling 1-800-789-6771, or in writing at the following address:

MassMutual Ascend Life Insurance Company

Administrative Office: P.O. Box 5423, Cincinnati OH 45201-5423

Policy Administration: 1-800-789-6771

Reports and other information about the Company are available on the SEC’s website at https://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier No. C000258158

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MASSMUTUAL ASCEND LIFE INSURANCE COMPANY

Administrative Office: P.O. Box 5423, Cincinnati OH 45201-5423

Street Address: 191 Rosa Parks Street, Cincinnati OH 45202

Policy Administration: 1-800-789-6771

INDEX ACHIEVER ANNUITY

With Death Benefit Return of Premium Guarantee

PROSPECTUS DATED MAY 1, 2025

The Index Achiever ® annuity is an Individual Index-linked Modified Single Premium Deferred Annuity contract issued by MassMutual Ascend Life Insurance Company (“MassMutual Ascend Life” or the “Company”). It provides that we will pay the Annuity Payout Benefit to you in exchange for your Purchase Payments. It also provides a Death Benefit that will never be less than the Death Benefit Return of Premium Guarantee.

The Contract is a modified single premium deferred annuity. This means we will accept Purchase Payments only during the Purchase Payment period, which ends two months after your Contract Effective Date.

A glossary of defined terms used herein can be found in the Special Terms section starting on page 4 of this prospectus.

The Contract is a complex investment and involves risk, including potential loss of principal and prior earnings. The Contract offers you the opportunity to allocate Purchase Payments to Crediting Strategies for 1-year or 6-year Terms. The Crediting Strategies include Indexed Strategies and a Declared Rate Strategy. This Contract does not directly participate in any equity, debt, or other investments. See “Appendix A: Investment Options Available Under the Contract” for additional information about each Crediting Strategy.

Indexed Strategies. Indexed Strategies provide returns at the end of a 1-year or 6-year period (Term) based, in part, on the rise or fall of an Index, which may be a market index, such as the S&P 500 Index, or the share price of an exchange-traded fund, such as an iShares ETF, by comparing the change in the Index value from the first day of the Term to the last day of the Term.

Each Indexed Strategy provides limited protection from negative Index returns through a Negative Return Factor. At the end of a Term:

•	for a 10% Buffer Strategy, you could lose up to 90% of your original principal and prior earnings.

•	for a 20% Buffer Strategy, you could lose up to 80% of your original principal and prior earnings.

•	for a -10% Floor Strategy, you could lose up to 10% of your original principal and prior earnings.

•	for a Downside Participation Rate Strategy, you could lose up to 50% of your original principal and prior earnings.

Positive Return Factors may limit the amount you can earn on an Indexed Strategy. Positive return factors can change from one Term to the next, subject to the following minimum rates: A Cap will never be lower than 1%, an Upside Participation Rate will never be lower than 5%, and a Trigger Rate will never be lower than 1%.

We may stop offering any Indexed Strategy at the end of a Term; however, we will always offer the S&P 500 1-Year -10% Floor with Cap Indexed Strategy.

Daily Value Percentage. Before the end of a Term, if you take a withdrawal, Surrender or annuitize the Contract, make a Performance Lock election, or a Death Benefit becomes payable, the value of an Indexed Strategy is determined using the Daily Value Percentage. The Floor, Buffer, or Downside Participation Rate do not apply to the Daily Value Percentage, and the value of an Indexed Strategy based on the Daily Value Percentage may experience losses that exceed the Floor, or that do not receive the benefit of the Buffer, or that exceed the Downside Participation Rate.

Market Value Adjustment. If you Surrender your Contract during the first six Contract Years, a Market Value Adjustment (an MVA) applies to amounts held under the Indexed Strategies. An MVA also applies to withdrawals from an Indexed Strategy, including automated withdrawals and withdrawals taken to satisfy a required minimum distribution, but not including withdrawals taken to pay advisory fees. An MVA does not apply to withdrawals taken from the Declared Rate Strategy, the portion of the Contract value held in the Declared Rate Strategy upon Surrender, on a Surrender that qualifies for a waiver, an Annuity Payout Benefit, or a Death Benefit.

In extreme circumstances, the total loss for an Indexed Strategy could be 100% through the application of the Daily Value Percentage and/or the Market Value Adjustment, meaning that you would suffer a complete loss of your principal and any prior earnings.

Declared Rate Strategy. The Declared Rate Strategy earns interest during a Term at a fixed rate we set before that Term begins. Each Term of a Declared Rate Strategy is one year long. The fixed interest rate varies from Term to Term but will never be less than the guaranteed minimum interest rate set out in the Declared Rate Strategy endorsement included in your Contract. Amounts allocated or reallocated to the Declared Rate Strategy are subject to a 12% Allocation Limit.

The Contract is not a short-term investment. The Contract and its Indexed Strategies are not appropriate for investors who plan to take withdrawals (including automated withdrawals and required minimum distributions) from the Indexed Strategies during the first six Contract Years or for investors who plan to take withdrawals from the Indexed Strategies before the end of a Term. Withdrawals from Indexed Strategies could result in negative contract adjustments. Withdrawals from both the Indexed Strategies and the Declared Rate Strategy could result in taxes, and if you are under age 59 1⁄2, a penalty tax.

If a Contract is purchased as a Tax-Qualified Contract, such as an Individual Retirement Annuity (“IRA”), it does not provide tax deferral benefits beyond those already provided under the Internal Revenue Code. Amounts withdrawn from the Contract may be taxable, and, if you are under age 59 1⁄2, amounts you withdraw from the Contract may also be subject to a 10% federal tax, in addition to any other state and federal income tax payable. Investors should consult with their tax advisor for more information.

Advisory Fees. The Contract is sold by broker-dealers who are also registered as, affiliated with, or in a contractual relationship with a registered investment advisor, through their registered representatives/investment advisor representatives. The Contract is intended to be used by investors who have engaged these investment advisors and investment advisor representatives to manage their Contract for a fee. If an investor elects to pay the advisory fee from his or her Contract value, then this deduction, like all other withdrawals, will reduce the Contract value and the Death Benefit Return of Premium Guarantee. Deduction of advisory fees from an Indexed Strategy before the end of the Term could result in potentially significant loss due to the Daily Value Percentage adjustment and forfeiture of potential increases resulting from Index performance at the end of the Term, which could limit any growth in Contract value. The reduction in the Death Benefit Return of Premium Guarantee could be significant and more than the dollar amount of the withdrawal. Based on current guidance, most withdrawals from the Contract to pay advisory fees should not be subject to income tax. However, tax laws are subject to change, and it is possible that a withdrawal to pay fees could be subject to federal and state income taxes, and if made before age 59 1⁄2, to a 10% federal penalty tax. For more information on the tax treatment of withdrawals used to pay advisory fees, please see the discussion on page 59. Given the adverse consequences of withdrawing advisory fees from Indexed Strategies before the end of a Term, an investor should consider paying advisory fees from some other source, such as amounts in the Declared Rate Strategy or other assets. If you intend to withdraw advisory fees from Indexed Strategies before the end of a Term, you should consult with your financial professional about the appropriateness of the Contract for your needs.

If you are a new investor in the Contract, you may cancel your Contract within 20 days after you receive it. If you purchase a Contract to replace an existing annuity contract or insurance policy, you have 30 days to cancel the Contract. The right to cancel period may be longer in some states. Upon cancellation, in most states you will receive a full refund of the amount you paid for the Contract. In some states, you will receive your total Account Value as calculated using the Daily Value Percentage, plus fees and charges, which may be more or less than the amount you paid for the Contract. The right to cancel is described more fully in the Right to Cancel section of this prospectus. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

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All guarantees under the Contract are the obligations of MassMutual Ascend Life and are subject to the credit worthiness and claims-paying ability of MassMutual Ascend Life.

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The Contract is not insured by the FDIC (Federal Deposit Insurance Corporation) or the NCUSIF (National Credit Union Share Insurance Fund). Although the Contract may be sold through relationships with banks or other financial institutions, the Contract is not a deposit or obligation of, or guaranteed by, such institutions or any federal regulatory agency.

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NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Additional Information about certain investment products, including index-linked annuities, has been prepared by the Securities and Exchange Commission and is available at Investor.gov.

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This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contract.

SPECIAL TERMS

In this prospectus, the following capitalized terms have the meanings set out below.

ACCOUNT VALUE. For each day, the Account Value is the sum of the current values of each Crediting Strategy, plus the current value of the Purchase Payment Account, if any.

ALLOCATION LIMIT. The limit for allocations and reallocations to the Declared Rate Strategy. The Allocation Limit is 12% of the total amount being allocated on the Strategy Application Date or Term end date.

ANNUITANT. The natural person or persons on whose life the Annuity Payout Benefit is based.

ANNUITY PAYOUT BENEFIT. A series of periodic payments made under a Payout Option. The terms and conditions are described in the Annuity Payout Benefit section of this prospectus.

ANNUITY PAYOUT INITIATION DATE. The first day of the first payment interval for which payment of an Annuity Payout Benefit is to be made. This is the date we apply your Account Value to the Annuity Payout Benefit and calculate the payment amount.

BENEFICIARY. A person entitled to receive all or part of a Death Benefit that is to be paid under the Contract on account of a death before the Annuity Payout Initiation Date.

BUFFER. For an Indexed Strategy with a Buffer (a “Buffer Strategy”), the Buffer is the decrease in the value of an Index for a Term that is disregarded when determining the loss for the Term. The Buffer is also used to determine the strike price of the out-of-the-money put option that is part of the Daily Value Percentage calculation before the end of the Term. For each Term of the Buffer Strategy that we currently offer with this Contract, the Buffer is either 10% or 20%. In the future, we may offer a new Buffer Strategy with more or less protection against loss than a 10% or 20% Buffer, but we will not offer a new Buffer Strategy with less protection against loss than a 5% Buffer.

CAP. For an Indexed Strategy with a Cap (a “Cap Strategy”), the Cap is the maximum positive Index change over the course of the Term (measured at the start and end of the Term) that is taken into account to determine the Strategy value at the end of the Term. The Cap is also used to determine the strike price of the out-of-the-money call option that is part of the Daily Value Percentage calculation for that Strategy before the end of the Term. We post on our website (www.massmutualascend.com/index-achiever) the Cap for each Term of a Cap Strategy at least 10 days before the next Term starts. The Cap for a Term will never be less than 1%.

CONTRACT. The annuity contract (including applicable endorsements and riders) that is a legally binding agreement between you and MassMutual Ascend Life. In this prospectus, “Contracts” refers to all Index Achiever Annuity contracts.

CONTRACT ANNIVERSARY. The date in each year that is the anniversary of the Contract Effective Date. That date is set out in the Contract Specifications of your Contract.

CONTRACT EFFECTIVE DATE. The date as of which the initial Purchase Payment is applied to the Contract. That date is set out in the Contract Specifications of your Contract.

CONTRACT SPECIFICATIONS. The section of your Contract that contains details unique to your Contract.

CONTRACT YEAR. A 12-month period that starts on the Contract Effective Date or on a Contract Anniversary.

CREDITING STRATEGY (STRATEGY). A specified method by which declared interest is set or values are calculated. Each Indexed Strategy and Declared Rate Strategy is a Crediting Strategy. The Crediting Strategies that are currently available are set out in “Appendix A: Investment Options Available Under the Contract”.

DAILY VALUE PERCENTAGE. The Daily Value Percentage is used to determine the value of an Indexed Strategy before the end of a Term. The calculation of Strategy value using the Daily Value Percentage is relevant only if amounts allocated to an Indexed Strategy are not held to the end of the Term because you take a withdrawal, Surrender or annuitize the Contract, elect a Performance Lock, or a Death Benefit becomes payable. A negative Daily Value Percentage adjustment could result in significant loss, even if the Index is performing positively. For each day of a Term of an Indexed Strategy before the final Market Day of the Term, the Daily Value Percentage is equal to: (1) the Net Option Price for that day; minus (2) the Residual Option Cost for that day; and minus (3) the Trading Cost for that day.

See the next section (Special Terms Related to Daily Value Percentage) for the definitions of Residual Option Cost, Net Option Price, and Trading Cost.

DEATH BENEFIT. An amount that becomes payable if you die before the Annuity Payout Initiation Date and before the date that the Contract is Surrendered. The terms and conditions are described in the Death Benefit section of this prospectus.

DECLARED RATE. A fixed interest rate set by us for a Term of the Declared Rate Strategy. The Declared Rate varies from Term to Term but will be at least equal to the minimum interest required for fixed annuity contracts on the Contract Effective Date under the Standard Nonforfeiture Law of the state in which your Contract is issued, and will never be less than the guaranteed minimum interest rate from 0.15% to 3.0% set out in the Declared Rate Strategy endorsement included in your Contract. At least 10 days before the next Term starts, we will post the Declared Rate for that next Term on our website (www.massmutualascend.com/index-achiever).

DECLARED RATE STRATEGY. A Crediting Strategy that credits interest at a Declared Rate.

DOWNSIDE PARTICIPATION RATE. For an Indexed Strategy with a Downside Participation Rate (a “Downside Participation Rate Strategy”), the Downside Participation Rate is your share of any fall in the Index for a Term taken into account to determine the Strategy value at the end of the Term. The Downside Participation Rate is also used to determine the Net Option Price that is part of the Daily Value Percentage calculation before the end of the Term. For every Term of each Downside Participation Rate Strategy that we currently offer with this Contract, the Downside Participation Rate is 50%. In the future, we may offer a new Downside Participation Rate Strategy with more or less protection against loss than a 50% Downside Participation Rate, but we will not offer a new Downside Participation Rate Strategy with less protection against loss than a 75% Downside Participation Rate.

FLOOR. For an Indexed Strategy with a Floor (a “Floor Strategy”), the Floor is the maximum decrease in the value of an Index for a Term that is taken into account when determining the loss for the Term. The Floor is also used to determine the strike price of the out-of-the-money put option that is part of the Daily Value Percentage calculation before the end of the Term. For each Term of a Floor Strategy that we currently offer with this Contract, the Floor is -10%. In the future, we may offer a new Floor Strategy that offers more or less protection against loss than a -10% Floor but we will not offer a new Floor Strategy that offers less protection against loss than a -20% Floor.

INDEX. A stock market index or an exchange-traded fund (ETF) used to calculate the value of an Indexed Strategy. The Index at the start of a Term is its level or price at the Market Close on the first day of that Term. If the first day of that Term is not a Market Day, then the Index at the start of a Term is its level or price at the last Market Close before the first day of the Term. The Index at the end of a Term is its level or price at the final Market Close of that Term.

INDEXED STRATEGY. A Crediting Strategy that provides a return based, in part, on the net change in the level or price of an Index for a Term. The Indexed Strategies that are currently available are set out in “Appendix A: Investment Options Available Under the Contract”.

INVESTMENT BASE. The base amount used to calculate the value of an Indexed Strategy. The Investment Base is the amount applied to an Indexed Strategy at the start of a current Term, adjusted proportionally for any withdrawal during the Term and any related Market Value Adjustment. An Investment Base is not used to calculate the value of a Declared Rate Strategy.

MARKET CLOSE. The close of the regular or core trading session on the market used to measure a given Index.

MARKET DAY. Each day that all markets that are used to measure the available Indexes are open for regular trading.

MARKET VALUE ADJUSTMENT. An adjustment made to the value of an Indexed Strategy if this Contract is Surrendered or a withdrawal is taken from the Indexed Strategy (including automated withdrawals, required minimum distributions, but not including withdrawals to pay advisory fees) before the sixth Contract Anniversary. The Market Value Adjustment does not apply to a withdrawal from the Declared Rate Strategy, the portion of the Account Value held in the Declared Rate Strategy on a Surrender, a Surrender that qualifies for a waiver, an Annuity Payout Benefit, or a Death Benefit.

MASSMUTUAL ASCEND LIFE (“WE,” “US,” “OUR”). MassMutual Ascend Life Insurance Company.

NEGATIVE RETURN FACTOR. The Downside Participation Rate, Floor, or Buffer used to determine values for an Indexed Strategy at the end of the Term.

OWNER (“YOU,” “YOURS”). The person(s) who possesses the ownership rights under the Contract. If there is more than one Owner, each Owner will be a joint owner of the Contract and each reference to Owner means joint owners.

PAYOUT OPTION. The form in which an Annuity Payout Benefit or a Death Benefit may be paid. Standard options are described in the Payout Options section of this prospectus.

PERFORMANCE LOCK. An election available for certain specified Indexed Strategies to lock in the Daily Value Percentage for the remainder of a Term of the Indexed Strategy. A Performance Lock election for a Term is effective on the second Market Close following our receipt of your Request in Good Order. After the second Market Close, the Indexed Strategy value before the end of the Term and the Indexed Strategy value at the end of the Term is equal to the remaining Investment Base increased or decreased by the locked Daily Value Percentage. The locked Daily Value Percentage is the Daily Value Percentage as determined for that second Market Close. The Indexed Strategy value will still change if there is a change in the Investment Base. You can make a Performance Lock election once per Term and only for specific Indexed Strategies. A Performance Lock election is not available for Contracts issued in Missouri with a Contract Effective Date before May 21, 2025.

POSITIVE RETURN FACTOR. The Cap, Upside Participation Rate, or Trigger Rate used to determine values for an Indexed Strategy at the end of the Term.

PROOF OF DEATH. The documentation we require before making payment of a Death Benefit, or any other payment or transfer of ownership rights that depends on the death of a specified person. For these purposes, Proof of death is:

•

a certified copy of a death certificate showing the cause and manner of death, or a certified copy of a decree that is made by a court of competent jurisdiction as to the finding of death, or other proof that is satisfactory to us; and

•	proof of each claimant’s interest in the Death Benefit or other Contract rights; and

•	a Request in Good Order from each claimant as to how to pay the Death Benefit.

PURCHASE PAYMENT. An amount received by us for the Contract. This amount is determined after deducting any taxes withheld from the payment and after deducting any fee charged by the person remitting payment.

PURCHASE PAYMENT ACCOUNT. An account where a Purchase Payment is held until it is applied to a Crediting Strategy on a Strategy Application Date.

REQUEST IN GOOD ORDER. An election or a request that is:

•	complete and satisfactory to us;

•	sent to us on our form or in a manner satisfactory to us, which may, at our discretion, be by telephone or electronic means; and

•	received at our administrative office.

An election or a request is complete and satisfactory when we have received: (1) all the information and legal documentation that we require to process the election or the request; and (2) instructions that are sufficiently clear that we do not need to exercise any discretion to process the election or the request. If you have any questions, you should contact us or your registered representative before submitting your election or your request.

STRATEGY APPLICATION DATE. The 6th and 20th days of each month.

SURRENDER. The termination of your Contract in exchange for its Surrender Value.

SURRENDER VALUE. For each day, the Surrender Value is the Account Value on that day plus or minus the Market Value Adjustment that would apply on a Surrender of the Contract. The Account Value will reflect the applicable Strategy values as calculated on that day, which will reflect the Daily Value Percentage whenever Surrender Value is measured before the end of a Term.

TAX-QUALIFIED CONTRACT. An annuity contract that is intended to qualify for special tax treatment for retirement savings. If your Contract is a Tax-Qualified Contract, the cover page of your Contract includes information about its tax qualification. If your Contract is not a Tax-Qualified Contract, the cover page of your Contract will identify it as a “Nonqualified Annuity.”

TERM. The period for which Contract values are allocated to a given Crediting Strategy, and over which interest or values are calculated. Terms are one year long or six years long. Each Term will start and end on a Strategy Application Date. A new Term will start on the date that the preceding Term ends.

TRIGGER RATE. For an Indexed Strategy with a Trigger Rate (a “Trigger Strategy”), the Trigger Rate is the specified rate that is credited to the Strategy value when the Index change (measured at the start and end of the Term) qualifies for the Trigger Rate. In the case of a Performance Trigger Strategy, the Trigger Rate will be credited when the Index change is zero or positive at the end of the Term. In the case of a Dual Performance Trigger Strategy, the Trigger Rate will be credited if the Index change is zero, positive, or negative up to the Buffer at the end of the Term. The Trigger Rate is also used to determine the binary call option that is part of the Daily Value Percentage calculation for that Strategy before the end of the Term. We post on our website (www.massmutualascend.com/index-achiever) the Trigger Rates for each Term of a Trigger Strategy at least 10 days before the next Term starts. The Trigger Rate for a Term will never be less than 1%.

UPSIDE PARTICIPATION RATE. For an Indexed Strategy with an Upside Participation Rate (an “Upside Participation Rate Strategy”), the Upside Participation Rate is your share of any rise in the Index for a Term taken into account to determine the Strategy value at the end of the Term. The Upside Participation Rate is also used to determine the Net Option Price that is part of the Daily Value Percentage calculation before the end of the Term. We post on our website (www.massmutualascend.com/index-achiever) the Upside Participation Rate for each Term of an Upside Participation Rate Strategy at least 10 days before the next Term starts. The Upside Participation Rate for a Term will never be less than 5%. For example, If the Index return is 10% and the Upside Participation Rate is 5%, then your Indexed Strategy value will only increase by 0.5% (10% times 5%).

Special Terms Related to Daily Value Percentage

The following special terms are used in the formula used to calculate the Daily Value Percentage used to determine the value of an Indexed Strategy before the final Market Day of a Term.

NET OPTION PRICE. The Net Option Price for a day is calculated as of the Market Close for that day. If the calculation day is not a Market Day, the Net Option Price for that day is calculated as of the most recent Market Close before that day.

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For Downside Participation Rate Strategies with an Upside Participation Rate, the Net Option Price as of a Market Close is equal to: (1) the ATM Call Option Price calculated as of that Market Close multiplied by the Upside Participation Rate; minus (2) the ATM Put Option Price calculated as of that Market Close multiplied by the Downside Participation Rate.

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For Buffer Strategies with a Cap, the Net Option Price as of a Market Close is equal to: (1) the ATM Call Option Price calculated as of that Market Close; minus (2) the OTM Call Option Price calculated as of that Market Close; and minus (3) the OTM Put Option Price calculated as of that Market Close.

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For Buffer Strategies with an Upside Participation Rate, the Net Option Price as of a Market Close is equal to: (1) the ATM Call Option Price calculated as of that Market Close multiplied by the Upside Participation Rate; minus (2) the OTM Put Option Price calculated as of that Market Close.

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For Buffer Strategies with a Performance Trigger (other than a Dual Performance Trigger), the Net Option Price as of a Market Close is equal to: (1) the ATM Binary Call Option Price calculated as of the Market Close; minus (2) the OTM Put Option Price calculated as of the Market Close.

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For Buffer Strategies with a Dual Performance Trigger, the Net Option Price as of a Market Close is equal to: (1) the ITM Binary Call Option Price calculated as of the Market Close; minus (2) the OTM Put Option Price calculated as of the Market Close.

•

For Floor Strategies with a Cap, the Net Option Price as of a Market Close is equal to: (1) the ATM Call Option Price calculated as of that Market Close; minus (2) the OTM Call Option Price calculated as of that Market Close; minus (3) the ATM Put Option Price calculated as of that Market Close; and plus (4) the OTM Put Option Price calculated as of that Market Close.

The option prices in these formulas reflect the possible future change in the Index over the remainder of the Term. The formulas take into account the applicable Positive Return Factor for the Term, the Negative Return Factor, and the Index change required to qualify for the Trigger Rate.

Each option price is stated as a percentage of the Index calculated as of the most recent Market Close on or before the first day of the Term. The option price is determined using a mathematical model to calculate the price of a hypothetical option.

ATM BINARY CALL OPTION PRICE. The calculated price of a hypothetical at-the-money binary call option (or collection of options) that will pay the holder an amount equal to the Trigger Rate multiplied by the Investment Base if the change in the Index for the Term is zero or is positive.

ATM CALL OPTION PRICE. The calculated price of a hypothetical at-the-money call option. The hypothetical at-the-money call option is one that will pay the holder an amount equal to the percentage rise, if any, in the Index from the last Market Close on or before the start of a Term to the final Market Close of that Term.

ATM PUT OPTION PRICE. The calculated price of a hypothetical at-the-money put option. The hypothetical at-the-money put option is one that will pay the holder an amount equal to the percentage fall, if any, in the Index from the last Market Close on or before the start of a Term to the final Market Close of that Term.

ITM BINARY CALL OPTION PRICE. The calculated price of a hypothetical in-the-money binary call option (or collection of options) that will pay the holder an amount equal to the Trigger Rate multiplied by the Investment Base if the change in the Index for the Term is zero, is positive, or is negative up to the Buffer.

OTM CALL OPTION PRICE. The calculated price of a hypothetical out-of-the-money call option. The hypothetical out-of-the-money call option is one that will pay the holder an amount equal to the percentage rise, if any, in the Index from the last Market Close on or before the start of a Term to the final Market Close of that Term, but only if and to the extent that rise exceeds the Cap for that Term.

OTM PUT OPTION PRICE. The calculated price of a hypothetical out-of-the-money put option. The hypothetical out-of-the-money put option is one that will pay the holder an amount equal to the percentage decrease, if any, in the Index from the last Market Close on or before the start of the Term to the final Market Close of the Term, but only to the extent the percentage decrease exceeds the Buffer or Floor for the Term.

RESIDUAL OPTION COST. The Residual Option Cost (which may be called the Amortized Option Cost in some Contracts) is one part of the formula used to calculate the Daily Value Percentage, which is used to determine the value of an Indexed Strategy each day before the final Market Day of a Term. The Residual Option Cost for a day is calculated as of the last Market Close on or before that day. If the calculation day is not a Market Day, the Residual Option Cost for that day is calculated as of the last market Close before that day. The Residual Option Cost is a percentage equal to: (1) the initial Net Option Price for an Indexed Strategy for the Term; multiplied by (2) the number of days remaining until the final Market Close of that Term divided by 365 days if that Term is one year long or by 2,192 days if that Term is six years long. The initial Net Option Price is the Net Option Price calculated as of the last Market Close on or before the start of the Term.

TRADING COST. The Trading Cost is the estimated cost of selling the hypothetical options before the end of a Term to the extent not already reflected in the option prices. The Trading Cost for a day is a percentage set by us from time to time based on market conditions. The Trading Cost reflects the average market difference between option prices and market bid prices.

OVERVIEW OF THE CONTRACT

Purpose

The MassMutual Ascend Life Index Achiever annuity is an individual modified single premium deferred indexed annuity contract that may help you accumulate retirement savings. The Contract is intended for long-term investment purposes. The Contract is a legal agreement between you as the Owner and MassMutual Ascend Life as the issuing insurance company. In the Contract, you agree to make one or more Purchase Payments to us, and we agree to pay the Annuity Payout Benefit to you. If there is an applicable death before the Annuity Payout Initiation Date, we also agree to pay a Death Benefit that will never be less than the Death Benefit Return of Premium Guarantee. The Contract may be appropriate if you have a long-term investment horizon. It is not intended for people who may need to access invested funds within a short-term timeframe or frequently.

Like all deferred annuities, the Contract has two periods. During the Accumulation Period (the period prior to the Annuity Payout Initiation Date), the Contract may accumulate earnings on a tax-deferred basis. During the Annuity Payout Period that begins on the Annuity Payout Initiation Date, we will make payments under the applicable Payout Option.

The Contract may not be available in all states, and may vary in your state. See Appendix C for state variations. The Contract may not be available through all selling firms or all financial professionals.

Accumulation Period

During the Accumulation Period, the amounts you contribute can be allocated among any of the then available Crediting Strategies, which include Indexed Strategies and the Declared Rate Strategy, and may accumulate earnings on a tax-deferred basis. Additional information about each Crediting Strategy is available in “Appendix A: Investment Options Available Under the Contract”.

Indexed Strategies

The Company will credit gain or loss at the end of the Term to amounts allocated to an Indexed Strategy based, in part, on the performance of the Index. The Owner bears the risk of any gain or loss on amounts allocated to the Indexed Strategies and could lose a significant amount of money if the index declines in value.

The Company limits the negative Index return used in calculating loss for an Indexed Strategy at the end of its Term through the use of one of three Negative Return Factors: a Downside Participation Rate, a Buffer, or a Floor. The Negative Return Factors are generally designed to limit the reduction in the value of the Indexed Strategies at the end of a Term.

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A Downside Participation Rate is the portion of any negative Index change that will decrease your Strategy value at the end of the Term. A 50% Downside Participation Rate causes a decrease in Strategy value at the end of the Term equal to 50% of the negative Index change. For example, if the Index return over the Term is -18%, the value of an Indexed Strategy with a Downside Participation Rate of 50% will decrease by 9% for the Term (50% of the negative Index change).

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A Buffer is the negative Index change to be disregarded when determining Strategy value at the end of the Term. An Indexed Strategy with a 10% Buffer means that your Strategy value will not be affected by the first 10% of any negative Index change, but your Strategy value will decrease by any negative return in excess of -10%. An Indexed Strategy with a 20% Buffer causes the Company to assume the first 20% of any negative Index change, but your Strategy value will decrease by any negative return in excess of -20%. For example, if the Index return over the Term is -18% the value of an Indexed Strategy with a 10% Buffer will decrease by 8% for the Term (the amount that exceeds the Buffer). If the Index return over the Term is -18%, the value of an Indexed Strategy with a 20% Buffer will not change for the Term (there is no amount that exceeds the Buffer).

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A Floor is the maximum percentage decrease in your Strategy value at the end of the Term if there is a negative Index change. An Indexed Strategy with a -10% Floor limits the loss from any negative Index change to 10% when determining the Strategy value at the end of the Term. For example, if the Index return over the Term is -18% and the Floor is -10%, the value of an Indexed Strategy with a -10% Floor will decrease by 10% for the Term (the maximum loss allowed under the Floor).

We may stop offering any Indexed Strategy at the end of a Term; however, we will always offer the S&P 500 1-Year -10% Floor with Cap Indexed Strategy.

The Company limits the positive Index return used in calculating gain for an Indexed Strategy at the end of its Term through the use of one of three Positive Return Factors: a Cap, an Upside Participation Rate, or a Trigger Rate. The Positive Return Factors are generally designed to limit the increase in the value of the Indexed Strategies at the end of a Term. You may earn less than the Index returns with a Cap, an Upside Participation Rate or a Trigger Rate.

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A Cap is the maximum positive Index change (measured from the beginning of the Term to the end of the Term) taken into account to determine the Strategy value at the end of the Term. For example, if the Index return over the Term is 16%, the value of an Indexed Strategy with a 10% Cap will increase by 10% for the Term (the maximum allowed under the Cap). For any Cap Strategy, the Cap will vary from Term to Term, but will never be less than 1%.

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An Upside Participation Rate is the portion of any positive Index change (measured from the beginning of the Term to the end of the Term) that is taken into account to determine the Strategy value at the end of the Term. For example, if the Index return over the Term is 16%, at the end of the Term the value of an Indexed Strategy with a 75% Upside Participation Rate will increase by 12% for the Term (75% of the increase in the value of the Index). For any Upside Participation Rate Strategy, the Upside Participation Rate will vary from Term to Term, but will never be less than 5%.

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A Trigger Rate for a Performance Trigger Strategy is the specified increase in the Strategy value when the Index change is zero or positive at the end of the Term. The Trigger Rate for a Dual Performance Trigger Strategy is the specified increase in the Strategy value when the Index change is zero, positive, or negative up to the Buffer at the end of the Term. For example, if the index return over the Term is 16%, the value of an Indexed Strategy with an 11% Trigger Rate will increase by 11% for the Term (the Trigger Rate). For any Trigger Strategy, the Trigger Rate will vary from Term to Term, but will never be less than 1%.

You may earn less than the Index returns with a Cap, an Upside Participation Rate or a Trigger Rate.

Declared Rate Strategy

Amounts held under the Declared Rate Strategy are credited with interest daily throughout a Term at a rate we set before that Term begins. This means the interest rate for the Declared Rate Strategy may change for each Term. Each Term of the Declared Rate Strategy is one year long. A Declared Rate will never be less than the guaranteed minimum interest rate from 0.15% to 3.0% set out in the Declared Rate Strategy endorsement included in your Contract. The guaranteed minimum interest rate set out in the endorsement will never be less than the minimum interest rate required for fixed annuity contracts on the Contract Effective Date under the Standard Nonforfeiture Law of the state in which your Contract is issued. At least 10 days before the next Term starts, we will post the Declared Rate that will apply to the Declared Rate Strategy for that next Term on our website (www.massmutualascend.com). A Declared Rate Strategy will always be available.

Annuity Payout Period

The Annuity Payout Period begins when you annuitize your Contract effective on the Annuity Payout Initiation Date. When you annuitize your Contract, we promise to pay a stream of Annuity Payout Benefit payments for the duration of the period selected. Once Annuity Payout Benefit payments start, you can no longer Surrender the Contract or take a withdrawal, no Death Benefit will be payable under your Contract, your Beneficiary designations will no longer apply, and the Crediting Strategies will no longer be available. The amount payable after death, if any, is governed by the Payout Option you select.

Contract Features

Annuity Payout Benefit (see “Annuity Payout Benefit” section on page 60 for more details)

When the Contract is annuitized, we promise to pay a stream of Annuity Payout Benefit payments for the duration of the period selected.

Death Benefit (See “Death Benefit” Section on page 61 for more details)

For no additional cost, the Contract includes a Death Benefit Return of Premium Guarantee. If you die before the Annuity Payout Initiation Date and before the Contract is Surrendered, we will pay a Death Benefit equal to the greater of the Account Value determined as of the date that the Death Benefit value is determined or the Death Benefit Return of Premium Guarantee. The Death Benefit Return of Premium Guarantee is equal to your Purchase Payments (the “Purchase Payment base”), reduced proportionally for all withdrawals (including withdrawals to pay advisory fees), but not including amounts applied to pay negative Market Value Adjustments.

Access to Your Money (See “Cash Benefit” section on page 58 for more details)

You may Surrender your Contract or take a withdrawal from your Contract at any time before the earlier of (1) the Annuity Payout Initiation Date; or (2) a death for which a Death Benefit is payable. The right to Surrender or take a withdrawal may be restricted if your Contract is purchased under an employer plan subject to IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuity plans), or IRC Section 457(b) (governmental deferred compensation plans).

During the first six Contract Years, a Market Value Adjustment will apply unless your withdrawal is a withdrawal to pay advisory fees or comes from the Declared Rate Strategy.

The amount paid upon Surrender is the Surrender Value. A withdrawal from a Crediting Strategy will reduce the Account Value by the amount of the withdrawal, including any taxes and any applicable Market Value Adjustment. If you Surrender your Contract or take a withdrawal from an Indexed Strategy on a day that is not the end of a Term, the Strategy value will be calculated using the Daily Value Percentage of the Indexed Strategy (or the locked Daily Value Percentage if you have made a Performance Lock election). The Daily Value Percentage could be negative, which could result in significant loss, even if the Index has risen since the start of the Term.

A withdrawal from an Indexed Strategy will reduce the Investment Base and the Death Benefit Return of Premium Guarantee by an amount that is proportional to the reduction in the Strategy value. If the Daily Value Percentage is negative, these proportional reductions could be significantly larger than the dollar amount of the withdrawal. A reduction in the Investment Base for a Term will reduce the gain from any future rise in the Index during that Term.

You may designate the Crediting Strategy or Strategies from which a withdrawal will be taken (including withdrawals to pay advisory fees) by a Request in Good Order prior to the date of the withdrawal. If you do not make a designation, we will take the withdrawal in the following order:

•	first proportionally from funds, if any, that then qualify for a waiver of the Market Value Adjustment pursuant to the provisions of a Crediting Strategy endorsement;

•	then from the Purchase Payment Account;

•	then proportionally from the Declared Rate Strategies;

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and then proportionally from Indexed Strategies having the shortest Terms (meaning the withdrawal will be taken proportionally from Indexed Strategies with 1-year Terms, and then from Indexed Strategies having 6-year Terms).

A withdrawal will reduce the amount payable upon Surrender, applied to the Annuity Payout Benefit, or payable as the Death Benefit.

The amount withdrawn or paid on a Surrender is subject to income tax to the extent that it represents Contract earnings or pre-tax contributions. If received before age 59 1⁄2, the taxable portion of a withdrawal may also be subject to an additional 10% federal penalty tax.

Automated Withdrawals (See “Automated Withdrawals” section on page 59 for more details)

You may elect to withdraw money from your Contract under any automated withdrawal program that we offer. Your Account Value must be at least $10,000 in order to make an automated withdrawal election. The minimum amount of each automated withdrawal payment is $100. Automated withdrawals will be taken from the Purchase Payment Account and Indexed Strategies of your Contract in the same order as any other withdrawal. The Contract is intended for long-term investment purposes and the Contract and its Indexed Strategies may not be appropriate for investors who plan to take withdrawals (including automated withdrawals and required minimum distributions) during the first six Contract Years, because of the assessment of Market Value Adjustments, or who plan to take withdrawals during Indexed Strategy Terms, because of the application of the Daily Value Percentage.

Withdrawals to Pay Advisory Fees (See “Cash Benefit – Withdrawals to Pay Advisory Fees” section on page 59 for more details)

You may authorize withdrawals from your Contract to pay advisory fees to a registered investment advisor with respect to the management of your Contract. Advisory fees paid from the Contract must relate only to investment advice rendered in connection with the Contract and cannot exceed 1.5% of the Account Value per year. Withdrawals to pay advisory fees are treated like other withdrawals from the Contract, except that a Market Value Adjustment will not apply. Deduction of advisory fees from your Account Value will reduce the Account Value by the amount of the withdrawal, which will reduce the amount payable upon Surrender, applied to the Annuity Payout Benefit, or payable as the Death Benefit. In addition, the withdrawal will proportionally reduce the Death Benefit Return of Premium Guarantee. Like other withdrawals, they may reduce the Death Benefit by more than the amount withdrawn. Such withdrawals may also limit any growth in Contract values. Deduction of advisory fees from an Indexed Strategy before the end of the Term could result in potentially significant loss due to the Daily Value Percentage adjustment and forfeiture of potential positive Index performance at the end of the Term, which could limit growth in Account Value. Based on current guidance, most withdrawals from the Contract to pay advisory fees should not be subject to income tax. However, tax laws are subject to change, and it is possible that a withdrawal to pay fees could be subject to federal and state income taxes, and if made before age 59 1⁄2, to a 10% federal penalty tax. Please refer to additional information on page 59.

Performance Lock (See “Indexed Strategy Value After Performance Lock Election” section on page 47 for more details)

A Performance Lock allows you to lock in the Daily Value Percentage of an eligible Indexed Strategy for the remainder of a Term. You may make a Performance Lock election for any Term or Terms of the S&P 500 Indexed Strategies (excluding the three Trigger Strategies) and the First Trust Barclays Edge Indexed Strategies. For Contracts with a Contract Effective Date on or after May 21, 2025, you may also make a Performance Lock election for any Term or Terms of the Russell 2000 Indexed Strategies. A Performance Lock election is not available for Contracts issued in Missouri with a Contract Effective Date before May 21, 2025.

If you make a Performance Lock election, the Daily Value Percentage will be locked for the balance of the Term. This means that you will experience flat performance through the balance of the Term even if the Net Option Value increases, you will not benefit from the continued decline in the Daily Value Percentage, and your ending Strategy value will not be based on the ending Index value on the last day of the Term. As a result, the locked-in Strategy value could be lower than the value you otherwise would have received at the end of the Term. If the Daily Value Percentage is negative at the time of the Performance Lock election, you could be locking in a loss which could be significant.

A Performance Lock election is not effective until the second Market Close after receipt of your Request in Good Order. As a result, you will not be able to determine in advance the locked Daily Value Percentage that will apply to the Indexed Strategy at the time you make a Performance Lock election. The Daily Value Percentage at the time the Performance Lock election becomes effective may be higher or lower than it was at the time you submitted your election.

Terminal Illness and Extended Care Waivers (see “Market Value Adjustment Waivers” on page 31 for more details)

In states where permitted, for no additional charge we will waive any negative Market Value Adjustment that would otherwise apply on a Surrender of your Contract if the Annuitant or Owner is diagnosed with a terminal illness, as defined by the Waiver, or is confined to a hospital or other long term care facility, and certain other conditions are met. Withdrawals and Surrenders under these waivers may still trigger a Daily Value Percentage adjustment and taxes, and if before age 59 1⁄2, a penalty tax.

Tax Treatment (see “Federal Tax Considerations” on page 71 for more details)

Your Purchase Payments accumulate value on a tax-deferred basis. Your earnings are not taxed until money is withdrawn from the Contract, such as when you make a withdrawal from or Surrender your Contract, or receive an annuity payment from the Contract, or a death benefit is paid.

Contract Adjustments

Daily Value Percentage Adjustment

Each day before the final Market Day of a Term the value of an Indexed Strategy is equal to the Investment Base increased or decreased by the Daily Value Percentage. Before the end of a Term, if you take a withdrawal, Surrender or annuitize the Contract, elect a Performance Lock, or a Death Benefit becomes payable, the application of the Daily Value Percentage adjustment may cause your losses to exceed the -10% Floor or the 50% Downside Participation Rate or you will not receive the benefit of the 10% Buffer or 20% Buffer. You could lose a significant amount of money due to a Daily Value Percentage adjustment if amounts are removed from an Indexed Strategy before the end of a Term. In extreme circumstances, an Indexed Strategy could have no value before the end of a Term due to the Daily Value Percentage, meaning that you would suffer the loss of 100% of your principal and any prior earnings in that Strategy if, before the end of the Term, you were to Surrender or annuitize your Contract, elect a Performance Lock, or a Death Benefit becomes payable.

Market Value Adjustment

During the first six Contract Years, the Market Value Adjustment applies to each withdrawal from an Indexed Strategy, including withdrawals under an automated withdrawal program and withdrawals taken to satisfy a required distribution, but not including withdrawals to pay advisory fees. The Market Value Adjustment does not apply to Death Benefit payments or if you annuitize your Contract. The Market Value Adjustment does not apply to any amount withdrawn from the Purchase Payment Account or Declared Rate Strategy. After the first six Contract Years, the Market Value Adjustment does not apply.

The Market Value adjustment depends on changes in the MVA Index Interest Rate since the Contract Effective Date and the amount of time remaining until the sixth Contract Anniversary and is designed to protect us against interest rate fluctuations and to allow us to invest assets for a longer duration, which supports higher declared interest rates, Caps, Upside Participation Rates, and Trigger Rates. A negative Market Value Adjustment may also reimburse us for contract sales expenses, including distribution, promotion, and acquisition expenses. You could lose a significant amount of money due to a Market Value Adjustment if amounts are removed from an Indexed Strategy before the end of a Term. In extreme cases, a negative Market Value Adjustment could offset 100% of the value of your Indexed Strategies, meaning that you would suffer a complete loss of your principal and any prior earnings held in the Indexed Strategies if you were to take a withdrawal or Surrender the Contract.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	Fees, Expenses and Adjustments	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?

Yes.

Daily Value Percentage. The Daily Value Percentage is used to determine the value of an Indexed Strategy before the end of a Term. If before the end of a Term you take a withdrawal (including withdrawals to pay advisory fees) from an Indexed Strategy, Surrender or annuitize the Contract, elect a Performance Lock, or a Death Benefit becomes payable, the application of the Daily Value Percentage adjustment may result in losses in excess of any Floor, Buffer or Downside Participation Rate applicable to the Indexed Strategy. This loss will be greater if there is a negative Market Value Adjustment, you also have to pay taxes and, if before age 59 1⁄2, you are subject to a penalty tax. In extreme circumstances, an Indexed Strategy could have no value before the end of a Term due to the Daily Value Percentage, meaning that you would lose 100% of your principal and prior earnings in that Strategy if, before the end of the Term, you were to Surrender or annuitize your Contract, elect a Performance Lock, or a Death Benefit becomes payable. For example, if you allocate $100,000 to an Indexed Strategy with a 6-year Term and Surrender the Contract before the 6 years have ended, you could lose up to $100,000 of your investment.

Market Value Adjustment. If you take a withdrawal from an Indexed Strategy or Surrender the Contract during the first six Contract Years, the amounts withdrawn or Surrendered may be subject to a Market Value Adjustment, which may be negative and may result in losses in excess of any Floor, Buffer or Downside Participation Rate applicable to the Indexed Strategy. This loss will be greater if there is a negative Daily Value Percentage adjustment, you also have to pay taxes and, if before age 59 1⁄2, you are subject to a penalty tax. In extreme circumstances a negative Market Value Adjustment could offset 100% of the value of your Indexed Strategies, meaning that you would suffer a complete loss of your principal and any prior earnings held in the Indexed Strategies if you were to take a withdrawal or Surrender the Contract. For example, if you have an Indexed Strategy value of $100,000 and you Surrender your Contract during the first six Contract Years, you could lose up to $100,000 of your Indexed Strategy value because of the Market Value Adjustment.

FEE TABLE CHARGES AND ADJUSTMENTS PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Are There Transaction Charges?	Yes. In addition to the Daily Value Percentage and Market Value Adjustment, we reserve the right to charge up to $30 annually if you elect to receive Automated Withdrawals. We do not currently charge for Automated Withdrawals.	FEE TABLE CHARGES AND ADJUSTMENTS

Are There Ongoing Fees and Expenses?

Yes.

There is an implicit ongoing fee on Indexed Strategies to the extent that your participation in Index gains is limited by the Company through the use of a Cap, Upside Participation Rate, or Trigger Rate. This means that your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

Additionally, withdrawals from your Account Value to pay advisory fees are not reflected. If such fees were reflected, ongoing fees and expenses would be higher.

INDEXED STRATEGIES

	RISKS	LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?

Yes. You can lose money by investing in the Contract including loss of principal and previous earnings.

Under the Indexed Strategies, the maximum amount of loss you may experience due to negative Index performance at the end of a Term would be: 90% loss for a 10% Buffer Strategy; 80% loss for a 20% Buffer Strategy; or 10% loss for a -10% Floor Strategy. At the end of a Term for a Downside Participation Rate Strategy, you could lose up to 50% of your original principal and prior earnings. Losses exceeding these amounts may happen before the end of a Term. We may discontinue offering Indexed Strategies with a Buffer or Downside Participation Rate. We will always offer an Indexed Strategy with a -10% Floor Rate.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Is this a Short-Term Investment?

No. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

•   Amounts withdrawn from the Contract may result in taxes and, if before age 59 1⁄2, may be subject to a penalty tax.

•   Amounts removed from an Indexed Strategy before the end of a Term may also result in a negative Daily Value Percentage and loss of positive Index performance. In extreme circumstances, an Indexed Strategy could have no value before the end of a Term due to the Daily Value Percentage, meaning that you would lose 100% of your principal and prior earnings in that Strategy if, before the end of the Term, you were to Surrender or annuitize your Contract, elect a Performance Lock, or a Death Benefit becomes payable.

•   Amounts removed from an Indexed Strategy before the end of a Term may also result in a negative Market Value Adjustment and loss of positive Index performance. In extreme circumstances, a negative Market Value Adjustment could offset 100% of the value of your Indexed Strategies, meaning that you would suffer a complete loss of your principal and prior earnings.

•   Withdrawals from an Indexed Strategy before the end of a Term will proportionally reduce the Investment Base used to calculate the Strategy value through the end of a Term, and this proportional reduction could be larger than the dollar amount of the withdrawal.

•   At the end of a Term, ending values of the Strategies for that Term will be reallocated according to your instructions. If you do not send us a reallocation request, your current allocations will automatically continue in the new Term as long as the same Indexed Strategies are available. If an amount cannot be applied to a new Term of that same Indexed Strategy because the Strategy will not be available or because the amount is under the minimum or over the maximum for that Strategy, we will reallocate that amount to another Crediting Strategy as described in the Default Strategy Allocations section of this prospectus.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT CHARGES AND ADJUSTMENTS STRATEGY SELECTIONS AT TERM END DEFAULT STRATEGY ALLOCATIONS

What Are the Risks Associated with the Investment Options?	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Indexed Strategies available under the Contract. Each Investment Option (including the Declared Rate Strategy) will have its own unique risks. You should review the available Investment Options before making an investment decision.	PRINCIPAL RISKS OF INVESTING IN THE CONTRACT INDEXED STRATEGIES

	RISKS	LOCATION IN PROSPECTUS

The Cap, Upside Participation Rate and Trigger Rate may limit positive Index returns (e.g., limited upside). You may earn less than the Index returns due to the Cap, Upside Participation Rate or Trigger Rate.

•   The gain for a Term of an Indexed Strategy with a Cap is limited to the Cap. For example, if the Index return over the Term is 16% and the Cap for the Strategy is 10%, the gain for the Term is limited to 10%.

•   The gain for a Term of an Indexed Strategy with an Upside Participation Rate is limited by the Upside Participation Rate. For example, if the Index return over the Term is 16% and the Upside Participation Rate for the Strategy is 75%, the gain for the Term is limited to 12% (75% of the increase in the value of the Index).

•   The gain for a Term of an Indexed Strategy with a Trigger Rate is limited to the Trigger Rate. For example, if the Index return over the Term is 16% and the Trigger Rate for the Strategy is 11%, the gain for the Term is limited to 11% (the Trigger Rate).

The Downside Participation Rate, Buffer or Floor will limit negative Index returns (e.g., limited protection in the case of market decline). For example:

•   The loss for a Term of an Indexed Strategy with a Downside Participation Rate is limited by the Downside Participation Rate. For example, if the Index return over the Term is -18% and the Downside Participation Rate is 50%, the loss for the Term is limited to 9% (50% of the negative Index change).

•   The loss for a Term of an Indexed Strategy with a Buffer is limited to the portion of the loss which exceeds the Buffer. For example, if the Index return over the Term is -18% and the Buffer is 10%, the loss for the Term is limited to 8% (the amount that exceeds the Buffer).

•   The loss for a Term of an Indexed Strategy with a Floor is limited to the Floor. For example, if the Index return is -18% and the floor is -10%, the loss for the Term is limited to -10% (the maximum loss under the Floor).

Each Index other than the First Trust Barclays Edge Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the securities composing the Index. This will reduce the Index return for those Indices and will cause their Index returns to underperform a direct investment in the securities composing the Index. The First Trust Barclays Edge Index is an “excess return index” that subtracts a risk-free interest rate from the price and dividend return of the securities. It also deducts fees and costs when calculating Index performance, which will also reduce the Index return and cause their Index returns to underperform a direct investment in the securities composing the Index.

What Are the Risks Related to the Insurance Company?	An investment in the Contract is subject to the risks related to the Company. Any obligations (including obligations under the Indexed Strategies and the Declared Rate Strategy), guarantees, or benefits are subject to the claims paying ability of the Company. Additional information about the Company, including its financial strength ratings, is available upon request by calling 1-800-789-6771.	PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

	RESTRICTIONS	LOCATION IN PROSPECTUS

Are There Limits on the Investment Options?

Yes.

Purchase Payments.

•   Additional Purchase Payments after the Initial Purchase Payment are only permitted during the Purchase Payment period, which ends two months after the Contract Effective Date. Unless we agree, an additional Purchase Payment cannot be less than the minimum set out in the Contract Specifications section of your Contract, and cannot cause the total Purchase Payments to exceed the maximum set out in the Contract Specifications section of your Contract.

Transfers and Reallocations.

•   You cannot reallocate your value among Crediting Strategies during a Term.

Investment Restrictions.

•   Purchase Payments allocated to the Declared Rate Strategy cannot exceed the 12% Allocation Limit.

•   The 6-year Indexed Strategies are only available for a Term that starts in the first Contract Year.

Our right to change the Indexed Strategies or Indexes

•   In the future, we may offer new Indexed Strategies. Any new Buffer Strategy will offer protection against loss at least equal to a 5% Buffer. Any new Floor Strategy will offer protection against loss at least equal to a -20% Floor. Any new Downside Participation Rate Strategy will offer protection against loss at least equal to a 75% Downside Participation Rate.

•   For each future Term, we may modify the Positive Return Factor rate for any Indexed Strategy.

•   At the end of a Term, we may stop offering any Indexed Strategy other than the S&P 500 1-Year -10% Floor with Cap Indexed Strategy, which will always be available.

•   For future Terms, we may impose minimum or maximum allocations on an Indexed Strategy. No minimum or maximum shall apply to the S&P 500 1-Year -10% Floor with Cap Indexed Strategy.

•   We have the right to replace or adjust an Index or rate, or the specified market to measure it, if the external market index or rate stops being published or the publication schedule is changed, the calculation of the external market index or rate is changed significantly, the investment fund terminates or there is a significant change in its investment objectives, strategies, or operations, the investment fund or commodity stops being traded on a specified market or the specified market declines in importance, we lose our license or permission to use the index or rate, we determine that hedging instruments are difficult to acquire or the cost of hedging becomes excessive, or under other circumstances approved by regulators. We may do so at the end of a Term or during a Term. The performance of the new or adjusted Index may not be as good as the performance of the old Index. As a result, funds allocated to an Indexed Strategy may earn a return that is lower than the return they would have earned or experience losses greater than the losses they would have experienced if there had been no replacement or adjustment.

PURCHASING THE CONTRACT INITIAL STRATEGY SELECTIONS DEFAULT STRATEGY ALLOCATIONS INDEX REPLACEMENT

	RESTRICTIONS	LOCATION IN PROSPECTUS

Are There Restrictions on Contract Benefits?

Yes.

•   A withdrawal must be at least $500 and cannot reduce the Account Value to less than the Minimum Required Value set out in the Contract Specifications section of your Contract. The $500 minimum withdrawal amount does not apply to withdrawals to pay advisory fees.

•   An annuitization cannot occur before the first Contract Anniversary. An annuitization for a fixed period cannot be for less than the Minimum Fixed Period Payout set out in the Contract Specifications section of your Contract. Payment amounts under any option must be at least $50 or such higher amount as we may set from time to time.

•   A withdrawal will reduce the amount payable upon Surrender, applied to the Annuity Payout Benefit, or payable as the Death Benefit. In addition, a withdrawal will proportionally reduce the Death Benefit Return of Premium Guarantee, and this proportional reduction could be larger than the dollar amount of the withdrawal.

•   If you elect a Performance Lock, you will not be able to reallocate the locked value until the end of a Term.

•   If you elect a Performance Lock for an Indexed Strategy with a 6-year Term, the Term will always end on the next anniversary of the Term start date even if it otherwise would have continued for one or more additional years.

DEATH BENEFIT ANNUITY PAYOUT BENEFIT INDEXED STRATEGY VALUE AFTER PERFORMANCE LOCK ELECTION

	TAXES	LOCATION IN PROSPECTUS

What Are the Contract’s Tax Implications?	You should consult with a tax professional to determine the tax implications of an investment in and Purchase Payments received under the Contract. There is no additional tax benefit to you if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Generally, withdrawals will be subject to ordinary income tax, and if before age 59 1⁄2, may be subject to a penalty tax.	FEDERAL TAX CONSIDERATIONS

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS

How Are Investment Professionals Compensated?	Some investment professionals may receive compensation for selling the Contract to you. The investment professional providing services to you is compensated by advisory fees based on your agreement with your investment professional. You should ask your investment professional about the advisory fees to be charged in connection with the investment adviser services to be provided, including the amount and timing of those fees, and whether it expects fees to be taken from this Contract or from other assets under management. We may also pay compensation, in certain circumstances referred to as “override” compensations, or reimbursements to wholesaling broker-dealers or other firms or intermediaries in return for wholesaling services such as providing marketing and sales support, transaction processing, product training, and administrative services to the Selling Agents or Selling Broker-Dealers. These investment professionals may have a financial incentive to offer or recommend the Contract over another investment.	DISTRIBUTION OF THE CONTRACTS

Should I Exchange My Contract?	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your existing contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own your existing contract. Some investment professionals may have a financial incentive to offer you a new Contract to replace of your existing contract.	DISTRIBUTION OF THE CONTRACTS

FEE TABLE

The following tables describe the fees, expenses and adjustments that you will pay when buying, owning, and Surrendering or making withdrawals from an Indexed Strategy or from the Contract. Please refer to the Contract Specifications section of your Contract for information about the specific fees you will pay each year based on the options you have elected. These tables do not reflect any advisory fees that you may choose to have withdrawn from this Contract. If advisory fees were reflected, fees and expenses would be higher.

The first table describes the fees and expenses you will pay at the time that you Surrender or make withdrawals from an Indexed Strategy or the Contract. State premium taxes may also be deducted.

Transaction Expenses	Maximum
Automated Withdrawals	$30 annually

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Account Value is removed from an Indexed Strategy before the expiration of Term.

Contract Adjustments
Daily Value Percentage adjustment Maximum Potential Loss(1) (as a percentage of Strategy value)	100%
Market Value Adjustment Maximum Potential Loss(2) (as a percentage of Account Value minus the value of the Declared Rate Strategy)	100%

(1)	A Daily Value Percentage adjustment will apply if, before the end of a Term, you take a withdrawal, Surrender or annuitize the Contract, elect a Performance Lock, or a Death Benefit becomes payable.
(2)

A Market Value Adjustment will apply if, during the first six Contract Years, you Surrender the Contract or take a withdrawal from an Indexed Strategy, but not including withdrawals to pay advisory fees.

In addition to the fees described above, the Positive Return Factors may limit the amount you can earn on the Indexed Strategies. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

You should understand the risks associated with the Contract before you purchase it. You should carefully consider your income needs and risk tolerance to determine whether the Contract or a particular Indexed Strategy is appropriate for you. The level of risk you bear and your Contract’s potential investment performance will differ depending on the Indexed Strategies you choose.

Market Risk

There is a risk of loss of principal and prior earnings due to the negative performance of an Index if you allocate your Account Value to an Indexed Strategy. Such a loss may be significant. This risk exists because, at the end of that Term, you can lose up to 50% of the money allocated to a Downside Participation Rate Strategy, up to 10% of the money allocated to a -10% Floor Strategy, up to 90% of the money allocated to a 10% Buffer Strategy, or up to 80% of the money allocated to a 20% Buffer Strategy. If you allocate money to one or more Indexed Strategies over multiple Terms, you may lose money each Term, which may result in a cumulative loss of your principal and any prior earnings that is greater than 50% for a Downside Participation Rate strategy, greater than 10% for a -10% Floor Strategy, greater than 90% for a 10% Buffer Strategy, or greater than 80% for a 20% Buffer Strategy.

The S&P 500 1-Year -10% Floor with Cap Indexed Strategy will always be available. At the end of a Term, we may stop offering any other Indexed Strategy. Consequently, any other Indexed Strategy described in this prospectus may not be available after the end of the initial Term. The S&P 500 6-Year 10% Buffer with Upside Participation Rate Indexed Strategy, the S&P 500 6-year 20% Buffer with Upside Participation Rate Strategy, the Russell 2000 6-year 10% Buffer with Upside Participation Rate Indexed Strategy, and the Russell 2000 6-year 20% Buffer with Upside Participation Rate Indexed Strategy will only be available for Terms beginning in the first Contract Year. We have the right to replace the Index associated with an Indexed Strategy under certain circumstances.

In the future, we may offer a new Strategy with a Downside Participation Rate that is more or less than 50%, with a Floor that is more or less negative than -10%, or that has a Buffer of more or less than 10%. However, we will not offer a new Buffer Strategy that offers less protection against loss than a 5% Buffer, a Floor Strategy that offers less protection against loss than a -20% Floor, or a Downside Participation Rate Strategy that offers less protection against loss than a 75% Downside Participation Rate.

The risk of loss of principal will be greater if you allocate money to a Strategy with a higher Downside Participation Rate, a lower Floor, or less of a Buffer. In the worst-case scenario, we could eliminate all of the current Indexed Strategies other than the S&P 500 1-Year -10% Floor with Cap Indexed Strategy and offer other new Indexed Strategies with higher Downside Participation Rates, more negative Floors, or lesser Buffers subject to the limits noted above. In those circumstances, your risk of loss of principal would increase and you may earn a return that is lower than the return your investments would have earned if they had been invested in the other Indexed Strategies that are currently available unless you had already limited your allocations to the S&P 500 1-Year -10% Floor with Cap Indexed Strategy and the Declared Rate Strategy and remain in those Strategies. In addition, a reduction in the number of Indexed Strategies that are available may reduce your opportunity to increase your Contract value. If you choose to Surrender the Contract because of changes in the number and/or type of available Indexed Strategies, your Surrender may be subject to a negative Market Value Adjustment that could result in significant loss, Daily Value Percentage adjustments, and taxes, and if before age 59 1⁄2, a penalty tax. If you purchase another annuity contract, it may have different features, fees, and risks than this Contract.

Early Withdrawal Risk

Long Term Nature of the Contract

The Contract is a deferred annuity, which means the Annuity Payout Benefit will begin on a future date. The Contract is unsuitable as a short-term savings vehicle. We designed the Contract to be a long-term investment that you can use to help build a retirement nest egg and provide income for retirement. The limitations, adjustments, and charges included in the Contract reflect its long-term nature.

The Contract and its Indexed Strategies may not be appropriate for investors who plan to take withdrawals (including automated withdrawals, withdrawals to pay advisory fees, and required minimum distributions) during the first six Contract Years, because of the assessment of Market Value Adjustments, or who plan to take withdrawals during Indexed Strategy Terms, because of the application of the Daily Value Percentage. Withdrawals are also subject to the possibility of adverse tax consequences.

Loss Due to Negative Daily Value Percentage Adjustment

before the end of the Term, if you were to take a withdrawal, Surrender or annuitize the Contract, elect a Performance Lock, or a Death Benefit becomes payable, the Daily Value Percentage calculation may cause the value of a Strategy to be even less than 50% of the money allocated to a Downside Participation Rate Strategy, or less than 90% of the money allocated to a -10% Floor Strategy, or less than 10% for money allocated to a 10% Buffer Strategy, or less than 20% for money allocated to a 20% Buffer Strategy. In extreme circumstances, an Indexed Strategy could have no value before the end of a Term due to the Daily Value Percentage, meaning that you would suffer the loss of 100% of your principal and any prior earnings in a Strategy if, before the end of the Term, you were to Surrender or annuitize your Contract, elect a Performance Lock, or a Death Benefit becomes payable.

Loss Due to Negative Market Value Adjustment

If you take a withdrawal from an Indexed Strategy or Surrender the Contract during the first six Contract Years, the amounts withdrawn or Surrendered may be subject to a Market Value Adjustment, which may be negative and may result in losses in excess of any Floor, Buffer or Downside Participation Rate applicable to the Indexed Strategy. This risk exists for each Indexed Strategy. A negative Market Value Adjustment will reduce the value of the Strategy. This reduction may exceed any prior earnings. In extreme circumstances a negative Market Value Adjustment could offset 100% of the value of your Indexed Strategies, meaning that you would suffer a complete loss of your principal and any prior earnings held in the Indexed Strategies if you were to take a withdrawal from an Indexed Strategy or Surrender the Contract.

Indexed Strategies Risk

An investment in an Indexed Strategy is not an investment in the Index or in the investments tracked by the Index, and you will not own such investments. Your investment in the Indexed Strategies is subject to the risk of poor performance and can vary depending on the performance of the underlying Indices. Each Indexed Strategy will have its own unique risks, and you should review the available Indexed Strategies carefully before making an investment decision. When you invest in an Indexed Strategy, you will be exposed to certain risks, including the following:

Limits on Positive Index Returns at End of Term

Any increase in the value of an Indexed Strategy at the end of a Term is based on the value of the underlying Index at the final Market Close of the Term. The Cap, Upside Participation Rate, or Trigger Rate limits the positive Index return, if any, that may be credited to your Contract for a given Term.

If the Index rises for the Term, then at the end of the Term the value of an Indexed Strategy with a Cap can never be more than the Investment Base increased by the Cap for that Term even if the Index has risen by more than the Cap.

If the Index rises for the Term, then at the end of the Term the value of an Indexed Strategy with an Upside Participation Rate will be the Investment Base increased by your share of the rise in the Index. Your share of any rise in the Index is equal to the Upside Participation Rate for that Term multiplied by the rise in the Index.

If the Index rises for the Term, then at the end of the Term the value of an Indexed Strategy with a Trigger Rate will be the Investment Base increased by the Trigger Rate for that Term even if the Index has risen by more than the Trigger Rate.

The Cap, Upside Participation Rate or Trigger Rate may result in you earning less than the Index Return. Due to these limitations, in many cases the return on money allocated to an Indexed Strategy with a Cap, or Trigger Rate will not fully reflect the corresponding rise in the Index for the Term and the return on money allocated to an Indexed Strategy with an Upside Participation Rate that is less than 100% will never reflect the entire corresponding rise in the Index for the Term.

The Cap, Upside Participation Rate, or Trigger Rate declared for a Term is for the entire Term for a particular Indexed Strategy. For a 6-year Indexed Strategy, the Cap, Upside Participation Rate, or Trigger Rate applies to the entire Term and is not an annual limit. Indexed Strategies can have different Buffers or Floors, which will impact the Cap, Upside Participation Rate or Trigger Rate offered on the Indexed Strategies. The Buffer or Floor, as applicable, will never change for a specific Indexed Strategy. If a different Buffer or Floor is introduced, it will be offered on a new Indexed Strategy.

Possibility of Losses Despite Limits on Negative Index Returns

The Buffer or Floor that is applicable to an Indexed Strategy only provides you with limited protection from negative Index performance at the end of a Term. You could lose a significant amount of your principal and/or prior earnings under the Contract despite these limits on negative Index returns.

Under an Indexed Strategy, the maximum amount of loss that you could experience due to negative Index performance at the end of a Term, after taking into account the minimum limits on Index loss currently provided under the Contract, would be up to 10% of the money allocated to a -10% Floor Strategy, 90% of the money allocated to a 10% Buffer Strategy, 80% of the money allocated to a 20% Buffer Strategy, or 50% of the money allocated to any other Indexed Strategy. You could lose a significant amount of money if an Index declines in value. At the end of a Term, we may stop offering any Indexed Strategy in our discretion. In the future, we may offer new Indexed Strategies that have less protection against negative Index performance. However, the S&P 500 1-Year -10% Floor with Cap Indexed Strategy will always be available.

You also bear the risk that continued negative Index returns may result in the loss of Account Value over multiple Terms. Given that the Floor or Buffer (as applicable) applies only to a single Term, if an Indexed Strategy is credited with losses for multiple Terms, the cumulative loss may exceed any single Term’s stated limit of the Buffer or Floor. In addition, the limits on downside loss provided by the Floor or Buffer, as applicable, are for the entire Term for a particular Indexed Strategy and are not annual limits.

Before the end of a Term, if you make a withdrawal (including withdrawals to pay advisory fees) from an Indexed Strategy, Surrender or annuitize the Contract, make a Performance Lock election, or a Death Benefit becomes payable, you or your beneficiaries (as applicable) will not receive the full protection of the Buffer or Floor in the calculation of the Daily Value Percentage. In order to receive the full protection, the particular transaction must occur on or after the last Market Close of the Term.

Index Changes Over the Course of Term

At the end of a Term, unless you have made a Performance Lock election, we measure the Index change by comparing the Index value at the start of the Term to the Index value at the end day of the Term. This means that if the Index value is lower at the end of the Term, you may experience negative or flat performance even if the Index rose through some, or most, of the Term.

The Contract offers you the opportunity to allocate funds to Indexed Strategies for 1-year or 6-year Terms. For Indexed Strategies with a 6-year Term, changes in Strategy value as a direct result of Index performance will only be measured at the start and end of a 6-year period and not annually.

Limits on Strategy Value Before End of Term

Before the end of a Term, we calculate the value of an Indexed Strategy using a Daily Value Percentage that is not tied directly to the underlying Index. The purpose of this calculation is to shift any potential investment loss on the Company’s general account assets that support the indexed option guarantees from the Company to you when amounts are removed prematurely from an Indexed Strategy. The Daily Value Percentage is applied when you take a withdrawal, Surrender or annuitize your Contract, elect a Performance Lock, or when a Death Benefit becomes payable on a date other than the end of a Term. The Daily Value Percentage includes the prices of hypothetical options. Such option prices will vary from day to day. Any Strategy value calculated using the Daily Value Percentage before the end of a Term will almost always be less, perhaps significantly less, than the value suggested by the rise or fall of the Index. You will bear the risk that the Daily Value Percentage may decrease the Strategy value before the end of a Term. In extreme circumstances, an Indexed Strategy may have no value before the end of a Term, meaning that you would suffer the loss of 100% of your principal and any prior earnings in that Strategy if, before the end of the Term, you were to Surrender or annuitize your Contract, elect a Performance Lock, or a Death Benefit becomes payable.

The Daily Value Percentage includes deductions for the Residual Option Cost and the Trading Cost, which means that any Strategy value before the end of a Term will almost always be less, perhaps significantly less, than the value suggested by the rise or fall of the Index. Because the Residual Option Cost is a decreasing value, its negative impact on Strategy values will be more pronounced at the start of a Term than at the end of that Term. In addition, even if the Index rises, the Strategy value may be less than the Investment Base due to these deductions.

The Daily Value Percentage is used to calculate the Strategy values if, before the end of a Term, you were to take a withdrawal, Surrender or annuitize your Contract, elect a Performance Lock, or a Death Benefit becomes payable. Accordingly, the Residual Option Cost and Trading Cost will have a negative effect on such values.

For more information on how we determine the prices of hypothetical options, see “Option Prices” in the Contract Adjustments section of the Statement of Additional Information.

No Increases in Value After Performance Lock

If you make a Performance Lock election, the Daily Value Percentage will be locked for the balance of the Term. This means that you will experience flat performance through the balance of the Term even if the Net Option Value increases, you will not benefit from the continued decline in the Residual Option Cost, and your ending Strategy value will not be based on the ending Index value on the last day of the Term.

You may access Daily Value Percentage information for the Indexed Strategies as of the previous day’s Market Close by calling 1-800-789-6771 or by accessing your account online at www.massmutualascend.com. Before electing a Performance Lock, you should consult with your registered investment advisor.

A Performance Lock election is not effective until the second market close after the receipt of your request so you will not be able to determine the Daily Value Percentage that will be locked in. You bear the risk that the Daily Value Percentage that is locked in will be lower than the Daily Value Percentage you last obtained, and lower than the potential Strategy value you would receive at the end of the Term. If you exercise the Performance Lock feature at a time when the Strategy value has declined, you will lock in any loss, which could be significant.

Limits on Reallocations

You can only reallocate money among Crediting Strategies at the end of a Term. If you want to take money out of a Crediting Strategy during a Term, you must Surrender your Contract or take a withdrawal. If you choose to Surrender your Contract or take a withdrawal, your Surrender or withdrawal may be subject to a negative Market Value Adjustment, Daily Value Percentage adjustment, taxes, and if before age 59 1⁄2, a penalty tax. A withdrawal before the end of a Term will proportionally reduce the Investment Base for an Indexed Strategy and the Death Benefit Return of Premium Guarantee, and this proportional reduction could be larger than the dollar amount of the withdrawal.

Effect of Surrenders

If you Surrender your Contract at any time during the first six Contract Years and a Market Value Adjustment applies, the amount payable will reflect the Market Value Adjustment. All or some portion of a withdrawal may be subject to federal and state income taxes and, if taken before age 59 1⁄2, may be subject to a 10% federal penalty tax. If you Surrender your Contract at the end of a Term, the amount payable will reflect any rise or fall of the applicable Indexes over the Term, applicable Positive Return Factor rates and Negative Return Factor rates, and any Market Value Adjustment, which could be negative and could result in significant loss. If you Surrender your Contract before the end of a Term, the amount payable will reflect the applicable Daily Value Percentage, which could significantly reduce the amount you receive upon Surrender, and any negative Market Value Adjustment.

Effect of All Withdrawals

If you take a withdrawal at any time, including any withdrawals to pay advisory fees, we will reduce your Account Value by an amount equal to that withdrawal. A reduction in the Account Value will reduce the amount payable upon Surrender, applied to the Annuity Payout Benefit, or payable as the Death Benefit. In addition, a withdrawal will proportionally reduce the Death Benefit Return of Premium Guarantee and this proportional reduction could be larger than the dollar amount of the withdrawal.

If you take a withdrawal from an Indexed Strategy during the first six Contract Years and a Market Value Adjustment applies, we will also adjust the amount of your withdrawal by the amount of the Market Value Adjustment, which could be negative and could result in significant loss.

Each withdrawal from an Indexed Strategy, including withdrawals under an automated withdrawal program, withdrawals to satisfy a required distribution, and withdrawals to pay advisory fees, will reduce the Strategy value by the dollar amount of the withdrawal and any related Market Value Adjustment. If taken from an Indexed Strategy before the end of a Term, the reduction in Strategy value is determined by the Daily Value Percentage on the date of the withdrawal, or on the locked Daily Value Percentage if you have made a Performance Lock election. Unless you have made a Performance Lock election (which, except for withdrawals, freezes the Strategy value until the end of the Term), a withdrawal before the end of the Term should almost always result in a greater reduction in Strategy value than if the withdrawal had happened at the end of the Term under otherwise identical circumstances. The Investment Base used to calculate the Strategy value through the end of that Term will be reduced in proportion to the reduction in the Strategy value. This means the dollar amount of the proportional reduction in the Investment Base will be more, maybe significantly more, than the dollar amount of the withdrawal and the Market Value Adjustment if the Strategy value immediately before the withdrawal is less than the Investment Base. A reduction in the Investment Base will limit the effect of any rise or fall in the Index for the remainder of the Term.

All or some portion of a withdrawal may be subject to federal and state income taxes and, if taken before age 59 1⁄2, may be subject to a 10% federal penalty tax. For a further discussion of the tax treatment of withdrawals and Surrenders, please see the “Federal Tax Considerations” section on page 71.

Market Value Adjustments may significantly reduce Indexed Strategy values, and in extreme circumstances, a negative Market Value Adjustment could result in a complete loss of the value of the Indexed Strategies. A Floor, Downside Participation Rate, or Buffer provides no protection against a negative Market Value Adjustment.

Timing and Effect of Withdrawals Before End of Term

Before taking a withdrawal, you should consider the dates on which the Term(s) of your Indexed Strategies end relative to the timing of that withdrawal.

•	If you take a withdrawal from an Indexed Strategy before the end of a Term, we will immediately reduce the Investment Base for that Indexed Strategy.

•	The reduction will be proportional to the reduction in the Strategy value, which means that the proportional reduction in the Investment Base could be larger than the dollar amount of the withdrawal.

•

Reductions to the Investment Base will have a negative effect on any increases in the Indexed Strategy value for the remainder of that Term, but will reduce any decreases in the Indexed Strategy value for the remainder of that Term.

•	Once the Investment Base for an Indexed Strategy is reduced due to a withdrawal before the end of a Term, it will not increase at any time during the remainder of that Term.

Each withdrawal from an Indexed Strategy before the end of a Term, including withdrawals to pay advisory fees, withdrawals under an automated withdrawal program and withdrawals to satisfy a required distribution, and related Market Value Adjustments, will proportionally reduce the Investment Base.

In order for you to avoid the application of the Daily Value Percentage in calculating the value of an Indexed Strategy, you need to schedule withdrawals to coincide with Term end dates. The Contract is intended for long-term investment purposes and the Contract and its Indexed Strategies may not be appropriate for investors who plan to take withdrawals (including automated withdrawals, withdrawals to pay advisory fees, and required minimum distributions) during the first six Contract Years, because of the assessment of Market Value Adjustments, or who plan to take withdrawals during Indexed Strategy Terms, because of the application of the Daily Value Percentage adjustment.

No Ability to Determine Contract Values in Advance

We will process any withdrawal request at the first Market Close after receipt of your Request in Good Order. This means you will not be able to determine in advance the amount of the proportional reduction in the Investment Base due to the withdrawal. Likewise, you will not be able to determine in advance the amount payable upon Surrender, to be applied to the Annuity Payout Benefit, or payable as the Death Benefit.

A Performance Lock election is effective on the second Market Close after receipt of your Request in Good Order. This means you will not be able to determine in advance the locked Daily Value Percentage that will be applicable to the Indexed Strategy at the time you make a Performance Lock election. The Daily Value Percentage may be higher or lower at the time the Performance Lock election becomes effective than it was when you submitted your Request in Good Order.

Changes in Positive Return Factors and Trading Cost

We set the Positive Return Factor rate (Cap, Upside Participation Rate, or Trigger Rate) for each new Term of an Indexed Strategy. The Positive Return Factor rate for a new Term of an Indexed Strategy may be lower than its Positive Return Factor rate for the current Term. A Cap may be as low as 1%. A Trigger Rate may be as low as 1%. An Upside Participation Rate may be as low as 5%. You risk the possibility that the Positive Return Factor rate for a new Term may be lower than you would find acceptable.

You bear the risk of any negative effect on the Daily Value Percentage and Indexed Strategy values of an increase in the Trading Cost.

Unavailable Indexed Strategies

At the end of a Term, we may stop offering any Indexed Strategy other than the S&P 500 1-Year -10% Floor with Cap Indexed Strategy. Consequently, any other Indexed Strategy you selected may not be available after the end of a Term. In such an event, the Company will amend the prospectus.

The 6-Year Indexed Strategies are not available for Terms beginning after the first Contract Year.

When an Indexed Strategy is unavailable for the next Term, you may choose to reallocate the funds held in that Strategy. At least 30 days before the end of each Term, we will send you a written notice with information about the Indexed Strategies that will be available for the next Term.

We may establish minimum and maximum amounts or percentages that may be applied to a given Indexed Strategy. This means that an Indexed Strategy you selected may not be available after the end of a Term because the amount to be applied to that Strategy is less than the minimum we set for the new Term. Likewise, the amount to be applied to an Indexed Strategy may be limited by the maximum we set for the new Term, and the amount over that maximum would be reallocated. At least 30 days before the end of each Term, we will send you a written notice with information about any maximum or minimum that will apply for the next Term. No minimum or maximum shall apply to the S&P 500 1-Year -10% Floor with Cap Indexed Strategy. No minimum shall apply to the Declared Rate Strategy, but allocations to the Declared Rate Strategy are subject to the 12% Allocation Limit.

If at the end of a Term, an amount cannot be applied to a new Term of that same Indexed Strategy because the Strategy will not be available or because the amount is under the minimum or over the maximum for that Strategy, and you do not request a permissible reallocation of that amount, we will reallocate that amount to another Crediting Strategy as described in the Default Strategy Allocations section on page 36. In these cases, any funds that we allocate to the Declared Rate Strategy may earn a return that is lower than the return those funds would have earned if they had been applied to the Indexed Strategy you selected.

If you choose to Surrender the Contract because of changes in the number and/or type of available Indexed Strategies, or because you fail to request a permissible reallocation and you are unhappy with the default allocation, your Surrender may be subject to a negative Market Value Adjustment that could result in significant loss, Daily Value Percentage adjustments, and taxes, and if taken before age 59 1⁄2, a penalty tax. There may be tax consequences if you Surrender your Contract. You should seek advice on tax questions based on your particular circumstances from a tax advisor.

Replacement of an Index

We may replace or adjust an Index or rate, or the specified market to measure it, if the external market index or rate stops being published or the publication schedule is changed, the calculation of the external market index or rate is changed significantly, the investment fund terminates or there is a significant change in its investment objectives, strategies, or operations, the investment fund or commodity stops being traded on a specified market or the specified market declines in importance, we lose our license or permission to use the index or rate, we determine that hedging instruments are difficult to acquire or the cost of hedging becomes excessive, or under other circumstances approved by regulators. We may do so at the end of a Term or during a Term. If we replace or adjust an Index, we will provide notice to you and amend the prospectus. If we replace or adjust an Index during a Term, we will calculate any rise or fall in the Index using the old Index up until the replacement date. After the replacement or adjustment date, we will calculate any rise or fall in the Index using the new Index, but with a modified start of Term value for the new Index. The modified start of Term value for the new Index will reflect the rise or fall in the Index for the old Index from the start of the Term to the replacement or adjustment date. The performance of the new Index may not be as good as the performance of the old Index. As a result, funds allocated to an Indexed Strategy may earn a return that is lower than the return they would have earned or experience losses greater than the losses they would have experienced if there had been no replacement or adjustment.

Involuntary Termination of Contract

If your Account Value on any anniversary of the initial Strategy Application Date is below the minimum value of $5,000 for any reason, we may terminate your Contract on that anniversary. If your Contract has Terms that end on the same date because you made only one Purchase Payment, any involuntary termination will occur on that date. If your Contract has Terms that end on different dates because you made more than one Purchase Payment, any involuntary termination will occur on one of those dates, which will be the end of one Term but not the end of the other Terms. In this case, the Surrender Value payable upon termination of your Contract will reflect the Daily Value Percentages used to calculate the values of Indexed Strategies with Terms that are not ending on the termination date.

No Direct Investment in S&P 500 Index

When you allocate money to an Indexed Strategy that uses the S&P 500 Index, you will not be investing in that Index, or in any stock included in that Index. The S&P 500 Index is calculated without taking into account dividends paid on stocks that make up the S&P 500 Index. In addition, because the performance of an S&P 500 Indexed Strategy is linked to the performance of the S&P 500 Index and not the performance of the stocks included in the Index, your return may be less than that of a direct investment in such stocks. In addition, due to the same limitations, your return may be less than that of a direct investment in a fund that tracks the S&P 500 Index. Due to the Positive Return Factors, any positive return may be less than the performance of the S&P 500 Index or a direct investment in the stocks included in the Index.

No Direct Investment in an iShares ETF

When you allocate money to an Indexed Strategy that uses the iShares MSCI EAFE ETF, you will not be investing in that exchange-traded fund, the securities or other assets held by the fund, in any underlying index tracked by the fund, or in the securities or other assets held by such underlying index. In addition, because the performance of an iShares ETF is linked to the performance of the share price of the ETF, which is determined by trading on the exchange, and not the performance of its investment portfolio, its underlying index or the components of that index, your return may be less than that of a direct investment in the securities or other assets held by the fund or a direct investment in the components of the fund’s underlying index. In addition, due to the same limitations, your return may be less than that of a direct investment in the fund. Due to the Positive Return Factors, any positive return may be less than the performance of the fund or its investment portfolio.

No Direct Investment in SPDR Gold Shares ETF

When you allocate money to an Indexed Strategy that uses the SPDR Gold Shares ETF, you will not be investing in that exchange-traded fund or in gold. In addition, because the performance of the SPDR Gold Shares ETF is linked to the performance of the share price of the ETF, which is determined by trading on the exchange, and not the performance of its investment portfolio, its underlying index or the components of that index, your return may be less than that of a direct investment in the securities or other assets held by the fund or a direct investment in the components of the fund’s underlying index. In addition, due to the same limitations, your return may be less than that of a direct investment in the fund. Due to the Positive Return Factors, any positive return may be less than the performance of the fund or its investment portfolio.

No Direct Investment in First Trust Barclays Edge Index

When you allocate money to an Indexed Strategy that uses the First Trust Barclays Edge Index, you will not be investing in that Index, or in any stock or bonds included in that Index. The First Trust Barclays Edge Index is calculated assuming that dividends paid on stocks that make up the First Trust Barclays Edge Index are reinvested. In addition, because the performance of the First Trust Barclays Edge Indexed Strategy is linked to the performance of the First Trust Barclays Edge Index and not the performance of the stocks and bonds included in the Index, and because the Index is an “excess return index” that subtracts a risk-free interest rate from the price and dividend return of the securities, your return will be less than that of a direct investment in such stocks and bonds. Due to the Positive Return Factors, any positive return may be less than the performance of the First Trust Barclays Edge Index.

No Direct Investment in Russell 2000 Index

When you allocate money to an Indexed Strategy that uses the Russell 2000 Index, you will not be investing in that Index, or in any stock included in that Index. The Russell 2000 Index is calculated without taking into account dividends paid on stocks that make up the Russell 2000 Index. In addition, because the performance of a Russell 2000 Indexed Strategy is linked to the performance of the Russell 2000 Index and not the performance of the stocks included in the Index, your return may be less than that of a direct investment in such stocks. In addition, due to the same limitations, your return may be less than that of a direct investment in a fund that tracks the Russell 2000 Index. Due to the Positive Return Factors, any positive return may be less than the performance of the fund or its investment portfolio.

Divergence of Performance

The performance of an Indexed Strategy will diverge from the performance of the underlying Index because changes in the value of an Indexed Strategy at the end of a Term are subject to Positive Return Factors and Negative Return Factors, or the Index change required to qualify for the Trigger Rate and because changes in the value of an Indexed Strategy before the end of a Term are based on the Daily Value Percentage.

Market Risk Related to Indexes

Money allocated to an Indexed Strategy that uses the S&P 500 Index, Russell 2000 Index, or the First Trust Barclays Edge Index is subject to the risk that the market value of the underlying securities that comprise the applicable Index may decline over a Term. Likewise, money allocated to an Indexed Strategy that uses the iShares MSCI EAFE ETF or the SPDR Gold Shares ETF is subject to the risk that the fund’s share price may decline over a Term. The level of the S&P 500 Index, Russell 2000 Index, and the First Trust Barclays Edge Index and the share prices of the SPDR Gold Shares ETF, and the iShares MSCI EAFE ETF may be volatile. Any such market loss in an amount up to the Downside Participation Rate will be reflected in the Indexed Strategy value. This risk applies even if you do not take a withdrawal before the end of a Term. Due to the Positive Return Factors, any positive return may be less than that of a direct investment in such Index.

Geopolitical conflicts could also create economic disruption, including increased market volatility, and presents economic uncertainty. The full impact and duration of these events are difficult to determine in advance. Any such impact could adversely affect the performance of the securities that comprise the Indexes and may lead to losses on your investment in the Indexed Strategies.

The historical performance of an Index does not guarantee future results.

S&P 500 Index. The S&P 500® Index is designed to reflect the large-cap sector of the U.S. equity market and, due to its composition, it also represents the U.S. equity market in general. Any positive change in the S&P 500 Index over a Term will be lower than the total return on an investment in the stocks that comprise the S&P 500 Index because such total return will reflect dividend payments on those stocks and the S&P 500 Index will not reflect those dividend payments. More information about the S&P 500 Index is set out in the Indexes section of this prospectus.

The S&P 500 Index is subject to multiple principal investment risks, such as those related to its investments in large-capitalization companies. The S&P 500 Index tracks a subset of the U.S. stock market, which could cause the S&P 500 Index to perform differently from the overall stock market. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies. In addition, the S&P 500 Index may, at times, become focused in stocks of a particular market sector, which would subject the S&P 500 Index to proportionately higher exposure to the risks of that sector.

iShares MSCI EAFE ETF. The iShares MSCI EAFE ETF is an exchange traded fund that seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada (MSCI EAFE Index). This underlying index includes stocks from Europe, Australasia, and the Far East. It may include large- or mid-capitalization companies. The share price of the iShares MSCI EAFE ETF is tied to the performance of large- and mid-capitalization developed market equites, excluding the U.S. and Canada. The share price may not replicate the performance of the fund, its underlying index, or the components of that index. More information about the iShares MSCI EAFE ETF is set out in the Indexes section of this prospectus. To learn more about the iShares MSCI EAFE ETF, visit iShares.com and search ticker symbol EFA.

The fund is subject to several principal investment risks, such as those related to its investments in large-capitalization and mid-capitalization foreign companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies. Generally, the securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Mid-capitalization companies are also more likely to fail than larger companies. Securities issued by non-U.S. companies are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). Because the fund is an ETF, it is also exposed to the risks associated with the operation of any ETF. The value of its shares, which are valued based on their trading prices in the secondary market, may change rapidly and unpredictably and may trade at premiums or discounts to the fund’s net asset value.

The principal investment risks of the fund are described in the fund’s prospectus, including the following risks: asset class risk, authorized participant concentration risk, concentration risk, currency risk, cybersecurity risk, equity securities risk, financials sector risk, geographic risk, index-related risk, issuer risk, large-capitalization companies risk, management risk, market risk, market trading risk, mid-capitalization companies risk, national closed market trading risk, non-U.S. securities risk, operational risk, passive investment risk, reliance on trading partners risk, risk of investing in developed countries, risk of investing in Japan, securities lending risk, structural risk, tracking error risk and valuation risk.

SPDR Gold Shares ETF. The SPDR Gold Shares ETF represents units of beneficial interest in, and ownership of, the SPDR Gold Trust, an exchange traded fund that holds gold bullion. The investment objective of the trust is for the shares to reflect the performance of the price of gold bullion, less the trust’s expenses. The shares are designed to mirror as closely as possible the price of gold, and the value of the shares relates directly to the value of the gold held by the trust, less its liabilities. The price of gold has fluctuated widely over the past several years and the shares have experienced significant price fluctuations. The value of the gold held by the trust is determined using the London Bullion Market Association (LBMA) Gold Price PM. The Gold Shares trade on the NYSE Arca under the symbol GLD. For more information, visit www.spdrgoldshares.com.

The fund is subject to several principal investment risks related to the price of gold. The price of gold has fluctuated widely over the past several years and the shares have experienced significant price fluctuations. Several factors may affect the price of gold, including:

•

Global gold supply and demand, which is influenced by such factors as gold’s uses in jewelry, technology, and industrial applications, purchases made by investors in the form of bars, coins, and other gold products, forward selling by gold producers, purchases made by gold producers to unwind gold hedge positions, central bank purchases and sales, and production and cost levels in major gold producing countries such as China, the United States and Australia;

•	Global or regional political, economic, or financial events and situations, especially those unexpected in nature;

•	Investors’ expectations with respect to the rate of inflation;

•	Currency exchange rates;

•	Interest rates;

•	Investment and trading activities of hedge funds and commodity funds; and

•	Other economic variables such as income growth, economic output, and monetary policies.

The principal investment risks of the fund are described in the fund’s prospectus, including the following risks: price risk, passive investment risk, trading market risk, risk of loss, damage, theft, or restriction on access, and risks related to the fund’s ETF structure.

First Trust Barclays Edge Index. The First Trust Barclays Edge Index is designed to combine capital strength and value equity investment methodologies with a mix of US Treasury futures indexes for the potential to provide stable returns over time. The First Trust Barclays Edge Index consists of an equity component that combines stocks from the Capital Strength Index and the Value Line® Dividend Index. The Capital Strength Index starts with the largest 500 companies in the NASDAQ US benchmark index and then reduces the selection universe by screening for companies that meet minimum criteria including cash and/or short-term investments on their balance sheets, low debt-to-market cap ratios and attractive return-on-equity. It then selects the top 50 names from this smaller universe based on low historical volatility. The Value Line Dividend Index starts with the universe of stocks published in its The Value Line Investment Survey publication and then selects those with a Value Line® Safety Rank of 1 or 2, with attractive dividends and market cap of one billion dollars or above. It then equally weights all stocks that meet those conditions (generally, around 160-200 stocks). The First Trust Barclays Edge Index then combines the stocks represented in The Capital Strength Index and the Value Line® Dividend Index with an equal-weight assigned to each underlying index and rebalanced back to equal-weight on a monthly basis. Furthermore, since the index is on an excess return basis (i.e., it returns the index performance in excess of risk-free rates), the risk-free return is deducted from the equity underliers. The risk-free rate used in this calculation is the U.S. Fed Funds Rate published by the Federal Reserve of New York (ticker: FEDL01) for each day divided by 360 as outlined in the Index Rulebook. No such adjustment is needed to the US Treasury futures indexes as these securities returns are naturally on an excess return basis.

The Index uses an optimizer to evaluate its exposure to stocks and US Treasury futures indexes on a daily basis to target a 7% volatility level. This volatility control mechanism aims to target or limit the volatility of the index return over time by adjusting the exposure of the index constituents through a rules-based process called mean-variance optimization. The optimizer defines risk using both shorter- and longer-term measures of historical realized volatility. It then seeks to determine the allocations between the equity and US Treasury futures index that produce the highest expected return for the target volatility level, subject to constraints. Depending on the constraints of the optimizer at the time, the Index may or may not allocate to the US Treasury futures indexes. When the volatility measures are low, the index can have exposure greater than 100%. However, the optimizer is constrained such that the exposure can never be greater than 225%. Likewise, when volatility is high, the index exposure can be less than 100%. In addition, the First Trust Barclays Edge Index generally rebalances based on end-of-day values in the event there is a deviation in the index component weights of 10% or more, on an absolute basis, from the previous index rebalance value.

The performance of the First Trust Barclays Edge Index reflects the deduction of operating costs and rebalancing costs from the valuation of the underlying indexes. These costs, deducted as an annualized percentage on a daily basis, are fixed for the underlying indexes. The operating costs for the First Trust Barclays Edge Index range from 0.20% to 0.60%, and the rebalancing costs for the First Trust Barclays Edge Index range from 0.02% to 0.03%. The operating costs represent an estimate of the costs that would be incurred to buy and sell the index components. The rebalancing costs represent an estimate of the costs that would be incurred each time the Index rebalances due to changes in weightings of the Index components. The deduction of these costs occurs at the First Trust Barclays Edge Index level (i.e., the return on the First Trust Barclays Edge Index is reduced based on the applicable operating and rebalancing costs).

The principal risks of the First Trust Barclays Edge Index include:

DEBT SECURITIES RISK. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by a portfolio may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

EQUITY SECURITIES RISK. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of a portfolio’s assets and distributions may decline.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in an underlying portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. A portfolio may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Higher market interest rates may reduce returns for the First Trust Barclays Edge Index. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

MARKET RISK. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the market and investment portfolios. For example, the coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, had negative impacts, and in many cases severe impacts, on markets worldwide. As this global pandemic illustrated, such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. These events also adversely affect the prices and liquidity of portfolio securities or other instruments and could result in disruptions in the trading markets.

REIT RISK. REITs typically own and operate income-producing real estate, such as residential or commercial buildings, or real estate related assets, including mortgages. As a result, investments in REITs are subject to the risks associated with investing in real estate, which may include, but are not limited to: fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate sector. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities. REITs may have also a relatively small market capitalization which may result in their shares experiencing less market liquidity and greater price volatility than larger companies. Increases in interest rates typically lower the present value of a REIT’s future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors’ collective perceptions of future earnings, the value of a portfolio that holds REITs will generally decline when investors anticipate or experience rising interest rates.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies (such as Ginnie Mae) are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities (such as Fannie Mae and Freddie Mac) are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. government.

VOLATILITY CONTROL RISK. Volatility is a measure of the extent of variation in the returns of an asset over a period of time. The Index may reduce its exposure to one or more markets during periods of volatility in order to mitigate volatility in the value of the Index. During times when the Index reduces its market exposure in response to volatility, the Index will not fully participate in the growth in that market. Reducing market exposure during periods of volatility may mitigate the impact of short-term, significant market fluctuations in the Index’s return, but may also cause the Index to not fully participate in recoveries in those markets. There is no guarantee that any volatility control methodology will be successful.

Russell 2000 Index. The Russell 2000® Index measures the performance of the small-cap segment of the US equity universe. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. Any positive change in the Russell 2000® Index over a Term will be lower than the total return on an investment in the stocks that comprise the Russell 2000® Index because such total return will reflect dividend payments on those stocks and the Russell 2000® Index will not reflect those dividend payments.

The Russell 2000® Index includes approximately 2,000 of the smallest companies, based on a combination of their market cap and current index membership, that are included in the Russell 3000® Index. The Russell 3000® Index measures the performance of the largest 3,000 US companies, which represents the vast majority of the investable US equity market.

The Russell 2000 Index is subject to multiple principal investment risks, such as those related to its investments in small-cap companies. Compared to mid- and large-cap companies, small-cap companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile. The Russell 2000 Index tracks a subset of the U.S. stock market, which could cause the Russell 2000 Index to perform differently from the overall stock market. Market conditions could cause the small-cap category to fall out of favor with investors. Stocks of smaller companies may be more volatile than those of larger companies because of, among other things, narrower product lines and more limited financial resources. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Market Risk Related to Option Prices

Before the end of a Term, money allocated to an Indexed Strategy is subject to the risk that changes in the related option prices may have a negative effect on the value of the Indexed Strategy. This risk applies only if you Surrender your Contract or take a withdrawal (including withdrawals to pay advisory fees) before the end of a Term.

Performance Lock Risk

If you make a Performance Lock election, you will no longer participate in the positive or negative performance of the Index over the remainder of the Term. This means the value of the Indexed Strategy cannot increase for the remainder of the Term, even if the Index rises over the remainder of the Term.

A Performance Lock does not lock the Market Value Adjustment. After a Performance Lock election, the Strategy value continues to be subject to the Market Value Adjustment that may apply on a withdrawal or Surrender, and the Market Value Adjustment that may apply on any given day will continue to vary. A Market Value Adjustment could be negative and could result in significant loss, and in extreme circumstances, a negative Market Value Adjustment could result in a complete loss of the value of the Indexed Strategies.

A Performance Lock election is effective on the second Market Close after receipt of your Request in Good Order. This means you will not be able to determine in advance the gain or loss applicable to the Indexed Strategy when electing a Performance Lock. The gain or loss may be higher or lower at the time the Performance Lock election goes effective than it was when you submitted your Request in Good Order.

Declared Rate Strategy Risk

We set a Declared Rate for each new 1-year Term of the Declared Rate Strategy. The Declared Rate will never be less than the guaranteed minimum interest rate from 0.15% to 3.0% set out in the Declared Rate Strategy endorsement included in your Contract. The guaranteed minimum interest rate set out in the endorsement will never be less than the minimum interest rate required for fixed annuity contracts on the Contract Effective Date under the Standard Nonforfeiture Law of the state in which your Contract is issued. You risk the possibility that the Declared Rate for a new Term may be lower than you would find acceptable.

Regulatory Risk

MassMutual Ascend Life is not an investment company. Neither MassMutual Ascend Life nor the separate account that we established in connection with the Contracts is registered as an investment company under the Investment Company Act of 1940. The protections provided to investors by that Act are not applicable to the Contract.

Insurance Company Risk

No company other than MassMutual Ascend Life has any legal responsibility to pay amounts owed under the Contract. You should look to the financial strength of MassMutual Ascend Life for its claims-paying ability.

Our general account assets fund the guarantees provided in the Contracts. The assets are subject to our general business operation liabilities and claims of our creditors and may lose value. We established a non-unitized separate account for the purpose of supporting our obligation to adjust the Indexed Strategy values based on the Daily Value Percentage or rise or fall of the Index. The assets in the non-unitized separate account are not chargeable with liabilities arising out of any other business that we conduct but may lose value. The non-unitized separate account differs from the unitized separate accounts that support our variable annuity contracts. As a result, unlike the owner of a traditional variable annuity who has a beneficial interest in, and participates in the performance of, the assets of the related unitized separate account, you do not have any interest in or claim on the assets in the non-unitized separate account and you will not participate in any way in the performance of assets held in that account.

Business Disruption and Cybersecurity Risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyberattacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption, and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyberattacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyberattacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, intermediaries, and other affiliated or third-party service providers may adversely affect us, our business operations and your Account Value and interfere with our ability to process contract transactions and calculate Account Values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website, impact our ability to calculate Account Values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities of which the Indices are comprised, which may cause the Indices to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your Account Value. There can be no assurance that we or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your Contract.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners, impact our ability to calculate Account Value, or have other adverse impacts on our operations. These events may also negatively affect our service providers and intermediaries, and issuers of securities of which the Indices are comprised, which may cause the Indices to lose value. There can be no assurance that we or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes the information about the benefits available under the Contract.

Standard Benefits
Name of Benefit	Purpose	Current Charge	Maximum Charge	Brief Description of Restrictions / Limitations

Death Benefit Return of Premium Guarantee	Pays a Death Benefit Amount of the greater of the Account Value or the Death Benefit Return of Premium Guarantee Amount if the Owner dies during the Accumulation Period	No charge	N/A

•  Only available during Accumulation Period

•  Withdrawals may result in a reduction of the Death Benefit Return of Premium Guarantee that is greater than the amount of the withdrawal

•  If the Death Benefit value becomes payable before the end of a Term, it will be subject to a Daily Value Percentage adjustment, or the locked Daily Value percentage if you have made a Performance Lock election

Extended Care Waiver	Surrender may be made without a Market Value Adjustment if the Owner is confined to a qualifying licensed hospital or long-term care facility for at least 90 days	No charge	N/A

•  Only available during the Accumulation Period

•  First day of confinement must be after the Contract Effective Date

•  The confinement must continue for at least 90 consecutive days after the later of the first contract anniversary or the first date of confinement

•  Surrender must be at least 90 days after first Contract Anniversary

•  Not available in all states

Terminal Illness Waiver	Surrender may be made without a Market Value Adjustment if the Owner is diagnosed with a terminal illness by a physician	No charge	N/A

•  Only available during the Accumulation Period

•  The diagnosis must be rendered after the Contract Effective Date

•  Surrender must be on or after first Contract Anniversary

•  The Owner’s life expectancy must be less than 12 months from the date of diagnosis

•  Not available in all states

Performance Lock	Permits you to lock in the Daily Value Percentage of an Indexed Strategy before the end of the Term	No charge	N/A

•  Only available during the Accumulation Period

•  May only be used with S&P 500 Indexed Strategies (excluding Trigger Strategies), the Russell 2000 Indexed Strategies, and the First Trust Barclays Edge Indexed Strategies

•  You may only make a Performance Lock election for an eligible Indexed Strategy once per Term.

•  A Performance Lock for an Indexed Strategy with a 6-year Term will always cause the Term to end on the next anniversary of the Term, regardless of how many years are left in the Term

•  If you elect a Performance Lock, you will not be able to reallocate the locked value until the end of a Term.

•  Not available for Contracts issued in Missouri with a Contract Effective Date before May 21, 2025

Standard Benefits
Name of Benefit	Purpose	Current Charge	Maximum Charge	Brief Description of Restrictions / Limitations

Automated Withdrawals	Permits automated withdrawals from the Contract	No charge	$30 annually

•  Only available during the Accumulation Period

•  Automated withdrawals during the first six Contract Years may be subject to a Market Value Adjustment

•  Automated withdrawals taken before the end of a Term will be subject to a Daily Value Percentage adjustment

•  Automated withdrawals could result in significant loss due to taxes and reduce your ability to take full advantage of any positive Index performance at the end of a Term

•  Like other withdrawals, automated withdrawals reduce the Death Benefit Return of Premium Guarantee proportionally, and, if taken from an Indexed Strategy before the end of a Term, reduce the Strategy’s Investment Base proportionally. The reduction in the Death Benefit Return of Premium Guarantee and Investment Base could be significantly larger than the amount of the withdrawal. You should discuss the impact of taking such withdrawals with your financial professional before electing to do so

•  We may discontinue Automated withdrawals at any time

Advisory Fee Withdrawals	Permits manual or automated withdrawals from the Contract to pay advisory fees	No charge	N/A

•  Only available during the Accumulation Period

•  Only available for advisory fees up to 1.5% per year that relate solely to services rendered with respect to this Contract.

•  Manual or automated withdrawals to pay advisory fees are exempt from a Market Value Adjustment

•  Manual or automated withdrawals to pay advisory fees are exempt from the $500 minimum withdrawal requirement

•  Manual or automated withdrawals from an Indexed Strategy to pay advisory fees before the end of a Term will be subject to a Daily Value Percentage adjustment

•  Manual or automated withdrawals from an Indexed Strategy to pay advisory fees could reduce your ability to take full advantage of any positive Index performance at the end of a Term

•  We may discontinue automated withdrawals of advisory fees at any time

•  Based on current guidance, most manual or automated withdrawals to pay advisory fees should not be subject to income tax. However, tax laws are subject to change, and it is possible that a withdrawal to pay fees could be subject to federal and state income taxes, and if made before age 59 1⁄2, to a 10% federal penalty tax

•  Like other withdrawals, manual or automated withdrawals to pay advisory fees reduce the Death Benefit Return of Premium Guarantee proportionally, and, if taken from an Indexed Strategy before the end of a Term, reduce the Strategy’s Investment Base proportionally. The reduction in the Death Benefit Return of Premium Guarantee and Investment Base could be significantly larger than the amount of the withdrawal. You should discuss the impact of taking such withdrawals with your financial professional before electing to do so

CHARGES AND ADJUSTMENTS

Daily Value Percentage Adjustment

Each day before the final Market Day of a Term, the value of an Indexed Strategy is the Investment Base increased or decreased by the Daily Value Percentage. If, before the final Market Day of a Term, you take a withdrawal, Surrender or annuitize your Contract, elect a Performance Lock, or a

Death Benefit becomes payable, we will apply a Daily Value Percentage adjustment to determine the value of an Indexed Strategy before the end of a Term, and, if you have elected a Performance Lock, to determine the value of an Indexed Strategy for the balance of a Term. The purpose of this calculation is to shift any potential investment loss on the Company’s general account assets that support the indexed option guarantees from the Company to you when amounts are removed prematurely from an Indexed Strategy. The Daily Value Percentage includes the prices of hypothetical options and is calculated by subtracting the Residual Option Cost and Trading Cost from the Net Option Price. The Residual Option Cost and Trading Cost are charges for unwinding the investment before the end of a Term. These charges reduce the Indexed Strategy value which means that any Indexed Strategy value before the end of a Term will almost always be less, perhaps significantly less, than the value suggested by the rise or fall of the Index. Because the Residual Option Cost is a decreasing value, its negative impact on Strategy values will be more pronounced at the start of a Term than at the end of that Term. In addition, even if the Index rises, the Strategy value may be less than the Investment Base due to these deductions. A negative Daily Value Percentage adjustment could result in significant loss, even if the Index is performing positively. Before the end of a Term, if you take a withdrawal, Surrender or annuitize your Contract, elect a Performance Lock, or a Death Benefit becomes payable, the reduction in Indexed Strategy value due to the Residual Option Cost and Trading Cost may cause a loss to exceed the -10% Floor or 50% Downside Participation Rate, and may eliminate the benefit of the 10% Buffer or 20% Buffer. The Residual Option Cost and Trading Cost are determined each time the Daily Value Percentage is calculated or when a Performance Lock election is made. As a result, in extreme circumstances, an Indexed Strategy may have no value before the end of a Term due to the Daily Value Percentage, meaning that you would suffer the loss of 100% of your principal and any prior earnings in that Strategy if, before the end of the Term, you were to Surrender or annuitize your Contract, elect a Performance Lock, or a Death Benefit becomes payable. For more information on the Residual Option Cost and Trading Cost, please see the “Indexed Strategy Value Before End of Term” section beginning on page 46.

You may access Daily Value Percentage information for the Indexed Strategies as of the previous day’s Market Close by calling 1-800-789-6771 or by accessing your account online at www.massmutualascend.com. This value can fluctuate daily, and the current value quoted may differ from the actual value calculated at the time of adjustment.

See “Contract Adjustments” in the Statement of Additional Information for more details, including examples illustrating the operation of the Daily Value Percentage adjustment.

Market Value Adjustment

A Market Value Adjustment may apply if, during the first six Contract Years, you take a withdrawal from an Indexed Strategy or Surrender your Contract. After that, the Market Value Adjustment does not apply.

We impose a Market Value Adjustment to protect us against interest rate fluctuations and to allow us to invest assets for a longer duration, which supports higher declared interest rates, Caps, Upside Participation Rates, and Trigger Rates. A negative Market Value Adjustment may also reimburse us for contract sales expenses, including distribution, promotion, and acquisition expenses. In extreme cases, a negative Market Value Adjustment could offset 100% of the value of your Indexed Strategies, meaning that you would suffer a complete loss of your principal and any prior earnings held in the Indexed Strategies if you were to take a withdrawal or Surrender the Contract.

During the first six Contract Years, the Market Value Adjustment applies to each withdrawal from an Indexed Strategy, including withdrawals under an automated withdrawal program and withdrawals taken to satisfy a required distribution, but not including withdrawals to pay advisory fees. The Market Value Adjustment does not apply to Death Benefit payments or Annuity Payout Benefit payments. The Market Value Adjustment does not apply to any amount withdrawn from the Purchase Payment Account or Declared Rate Strategy.

A Market Value Adjustment may be positive or negative. The Market Value Adjustment equals the MVA factor multiplied by the amount subject to the adjustment. An MVA factor and the resulting Market Value Adjustment are not subject to a maximum or limit.

For Contracts issued on or after May 21, 2025: The Market Value Adjustment will be negative and will decrease the value of the Indexed Strategies, perhaps significantly, if the MVA Index Interest Rate has gone up since the Contract Effective Date. The Market Value Adjustment will be positive and will increase the value of the Indexed Strategies if the MVA Index Interest Rate has fallen since the Contract Effective Date.

For Contracts Issued before May 21, 2025: The Market Value Adjustment will be negative and will decrease the value of the Indexed Strategies, perhaps significantly, if the MVA Index Interest Rate has gone up, or, if applicable, has fallen by the amount of a spread factor or less. The Market Value Adjustment will be positive and will increase the value of the Indexed Strategies if the MVA Index has fallen since the Contract Effective Date, or, if applicable, has fallen by more than the amount of a spread factor. The applicable spread factor, if any, is 0.25%. A spread factor is not applicable for Contracts issued in certain states.

See “Appendix C: State Variations” for more information on the Market Value Adjustment applicable to certain Contracts with a Contract Effective Date before May 21, 2025.A Market Value Adjustment may significantly reduce your Account Value.

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If you take a withdrawal from your Contract, the amount subject to the Market Value Adjustment is the amount you withdraw from an Indexed Strategy, which includes any amount needed to pay the Market Value Adjustment. This means that at your direction either we will adjust the amount paid to you to reflect the Market Value Adjustment or we will increase the amount withdrawn as needed to cover the Market Value Adjustment.

•	If you Surrender your Contract, the amount subject to the Market Value Adjustment is the sum of your Indexed Strategy values.

•	If you Surrender your Contract, the amount subject to the Market Value Adjustment will not include the amount, if any, that qualifies for a waiver as described below.

When you request a withdrawal, you can instruct us to reduce the amount we pay you by the amount of a negative Market Value Adjustment, or we will increase the amount we pay you by the amount of a positive Market Value Adjustment. If you instead instruct us to pay you the specific withdrawal amount, we will reduce your Account Value by both the requested specific withdrawal amount plus the amount of needed to pay a negative Market Value Adjustment or minus the amount provided by a positive Market Value Adjustment. In this case, since you opted not to pay the Market Value Adjustment out of your withdrawal proceeds, we treat a negative Market Value Adjustment as an additional requested withdrawal or a positive Market Value Adjustment as a credit that need not be withdrawn from the Indexed Strategy values. We will apply the Market Value Adjustment to both the specified withdrawal amount, as well as any amounts we withdraw to cover a negative Market Value Adjustment.

For example, if you request that $10,000 be withdrawn at the end of a Term when you have no funds in the Declared Rate Strategy and a -5% MVA factor is in effect, a $500 Market Value Adjustment would apply (5% of $10,000 withdrawn). You would receive $9,500 ($10,000—$500), minus any income tax withholding. If you requested such a withdrawal before the end of a Term, an adjustment for the Daily Value Percentage would also apply.

You may access information about the MVA Factor as of the previous Market Close by calling 1-800-789-6771. You will not know the MVA Factor applied to your withdrawal or Surrender on the day you request a withdrawal or Surrender because the information we provide is current as of the Market Close on the Market Day prior to the date you make your inquiry.

MVA Index

The Market Value Adjustment depends on changes in the MVA Index Interest Rate since the Contract Effective Date and the amount of time remaining until the sixth Contract Anniversary. The MVA Index is the ICE BofA 5-10 Year US Corporate Bond Index.

The ICE BofA 5-10 Year US Corporate Bond Index measures market performance of USD-denominated investment grade corporate debt publicly issued in the U.S. domestic market with a remaining term to final maturity between 5 and 10 years.

ICE Data Indices, LLC and its affiliates (“ICE BofA”) indices and related information, the name “ICE BofA”, and related trademarks, are intellectual property licensed from ICE BofA, and may not be copied, used, or distributed without ICE BofA’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed, or promoted by ICE BofA. ICE BofA MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

We may replace the MVA Index if it is discontinued, or we are no longer able to use it, or its calculation changes substantially. We may do so at the end of a Term or during a Term. We will notify you in writing at least 30 days before we replace an Index. Please see the example in the “Index Replacement” section on page 54.

See “Contract Adjustments” in the Statement of Additional Information for more details, including examples illustrating the operation of the Market Value Adjustment.

Market Value Adjustment Waivers

Extended Care Waiver. We will waive any negative Market Value Adjustments that would otherwise apply on a Surrender of your Contract if you make a Request in Good Order and:

•	your Contract includes the waiver rider for extended care;

•	you are confined in a long-term care facility or hospital and the confinement is prescribed by a physician and is medically necessary;

•	the first day of the confinement is after the Contract Effective Date; and

•	the Surrender occurs at least 90 days after the first Contract Anniversary; and

•	the confinement has continued for at least 90 consecutive days after the later of the first contract anniversary or the first date of confinement.

You must provide us with satisfactory proof that you meet these conditions before the date of the Surrender. There is no charge for this rider, but it may not be available in all states. You do not need to take any action to add this waiver rider. This waiver does not apply to a withdrawal of less than your full Surrender Value.

Terminal Illness Waiver. We will waive any negative Market Value Adjustment that would otherwise apply on a Surrender of your Contract if you make a Request in Good Order and:

•	your Contract includes the waiver rider for terminal illness;

•	you are diagnosed with a terminal illness by a physician and, as a result of the terminal illness, you have a life expectancy of less than 12 months from the date of diagnosis; and

•	the diagnosis is rendered by a physician after the Contract Effective Date; and

•	the Surrender occurs on or after the first Contract Anniversary.

You must provide us with satisfactory proof that you meet these conditions before the date of the Surrender. There is no charge for this rider, but it may not be available in all states. You do not need to take any action to add this waiver rider. This waiver does not apply to a withdrawal of less than your full Surrender Value.

State Limitations. In some states, our ability to waive fees or charges may be limited by applicable laws, regulations, or administrative positions. See “Appendix C: State Variations” for information about availability in your state.

Automated Withdrawal Program Charges

Currently, we do not charge a fee to participate in an automated withdrawal program. However, we reserve the right to impose an annual fee in such amount as we may then determine to be reasonable for participation in the automated withdrawal program. If imposed, the fee will not exceed $30 annually.

Advisory Fees

The Contract is intended to be used by investors who have engaged an investment advisor representative to manage their Contract for a fee. Such fees and expenses are separate from any fees and expenses you may pay under the Contract. If an investor elects to pay the advisory fee from his or her Contract value, then this deduction, like all other withdrawals, will reduce the Death Benefit and Contract value. Deduction of advisory fees from an Indexed Strategy before the end of the Term could result in potentially significant loss due to the Daily Value Percentage adjustment and forfeiture of potential increases resulting from Index performance at the end of the Term, which could limit any growth in Contract value. The reduction in the Death Benefit Return of Premium Guarantee could be significant and more than the dollar amount of the withdrawal. Based on current guidance, most withdrawals from the Contract to pay advisory fees should not be subject to income tax. However, tax laws are subject to change, and it is possible that a withdrawal to pay fees could be subject to federal and state income taxes, and if taken before age 59 1⁄2, may also be subject to a 10% federal penalty tax. Given the adverse consequences of withdrawing advisory fees from Indexed Strategies before the end of a Term, an investor should consider paying advisory fees from some other source, such as amounts in the Declared Rate Strategy or other assets. Please consult with your investment advisor representative for more details about your fee-based program.

Premium and Other Taxes

We reserve the right to deduct from the Purchase Payment or Account Value any taxes relating to the Contract paid by us to any government entity (including, but not limited to, premium taxes, additional taxes, and maintenance taxes on insurers, Federal, state and local withholding of income, estate, inheritance, or other taxes required by law from annuity Purchase Payments, and any new or increased taxes on insurers or annuity Purchase Payments that may be enacted into law).

Currently some state governments impose premium taxes, additional taxes, and maintenance taxes on insurers based on annuity Purchase Payments received or applied to an annuity payout benefit. These taxes currently range from zero to 3.5% depending upon the jurisdiction and the tax qualification of the Contract. A federal premium tax has been proposed but not enacted. We may deduct any such premium or other taxes from the Purchase Payments or the Account Value at the time that the tax is imposed. We may also deduct any such tax not previously deducted from the Annuity Payout value or Death Benefit value.

We reserve the right to deduct from the Contract for any income taxes that we incur because of the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.

PURCHASING THE CONTRACT

You may purchase a Contract only through a registered representative of a broker-dealer that has a selling agreement with our affiliated underwriter, MM Ascend Life Investor Services, LLC.

Any Owner or Annuitant must be age 80 or younger on the Contract Effective Date. To determine eligibility, we will use the person’s age on his/her last birthday. We may make exceptions with respect to the maximum issue age in our discretion.

The Contract is not available in all states. To find out if it is available in the state where you live, ask your registered representative. The Contract may not be available for purchase during certain periods. There are a number of reasons why the Contract periodically may not be available, including that we may want to limit the volume of sales of the Contract. You may wish to speak to your registered representative about how this may affect your purchase. For example, in order to purchase the Contract, you may be required to submit your application prior to a specific date. In that case, if there is a delay because your application is incomplete or otherwise not in good order, you might not be able to purchase the Contract. Your broker-dealer may impose conditions on the purchase of the Contract, such as a lower maximum issue age, than we or other selling firms impose. In addition, Selling Broker-Dealers may not make certain indexed strategies available. If you have any questions, you should contact your Selling Agent or his or her Selling Broker Dealer. We reserve the right to reject any application at our discretion. We also reserve the right to discontinue the sale of the Contracts at any time.

Purchase Payments

The Contract is a modified single premium annuity contract. This means you may make one or more Purchase Payments during the Purchase Payment period. The Purchase Payment period begins on the Contract Effective Date. It will end two months after the Contract Effective Date.

The initial Purchase Payment must be at least $25,000. Unless we agree, each additional Purchase Payment must be at least $10,000. You will need our prior approval if you want to make total Purchase Payments of more than $1,500,000.

We must receive your initial Purchase Payment on or before the Contract Effective Date. We must receive each additional Purchase Payment on or before the last day of the Purchase Payment period. We will not accept any Purchase Payment that we receive after the date that the Contract is cancelled or Surrendered or after a death for which a Death Benefit is payable. We deem Purchase Payments mailed to our post office box at P.O. Box 5423, Cincinnati OH 45201-5423, as received by us at our administrative office when the Purchase Payment or the paperwork reaches the applicable processing department located at 191 Rosa Parks Street, Cincinnati OH 45202.

We reserve the right to refuse a Purchase Payment made in the form of a personal check in excess of $100,000. We may accept a Purchase Payment over $100,000 made in other forms, such as EFT/wire transfers, or certified checks or other checks written by financial institutions. We will not accept a Purchase Payment(s) made with cash, money orders, or traveler’s checks.

Exchanges, Transfers, or Rollovers

If you own an annuity or tax-qualified account, you may be able to exchange it for an Index Achiever annuity, directly transfer it to an Index Achiever annuity, or roll it over to an Index Achiever annuity without paying taxes. Before you do, compare the benefits, features, and costs of each annuity or account. You may pay an early withdrawal charge under the old annuity or account. You may pay a Market Value Adjustment, which could be negative and could result in significant loss, if you later take withdrawals from your Index Achiever annuity in excess of the amount in the Declared Rate Strategy. Please note that some financial professionals may have a financial incentive to offer this Contract in place of the one the investor already owns. Ask your registered representative whether an exchange, transfer, or rollover would be advantageous, based on the features, benefits, and charges of the Index Achiever annuity.

If you purchase your Contract with an exchange, transfer, or rollover, a delay in processing the exchange, transfer, or rollover may delay the issuance of your new Contract or prevent the application of additional Purchase Payments to your new Contract.

You should only exchange your existing contract for this Contract if you determine after comparing the features, fees, and risks of both contracts that it is preferable for you to purchase this Contract rather than continuing to own your existing contract.

Application of Purchase Payments

Each Purchase Payment will be held in the Purchase Payment Account until it is applied to a Crediting Strategy on a Strategy Application Date pursuant to your instructions. On each Strategy Application Date, we will apply the then current balance of the Purchase Payment Account to the Crediting Strategies you selected.

We will credit interest daily on amounts held in the Purchase Payment Account at the annual effective rate set out in your Contract. This rate will be at least 0.15%.

In most states, we are required to give back your Purchase Payment(s) if you decide to cancel your Contract during the free look period. If we are required by law to refund your Purchase Payment(s), we reserve the right to hold your Purchase Payment(s) in the Purchase Payment Account until the first Strategy Application Date on or after the end of the free look period. For those States, if you cancel your Contract before that Strategy Application Date, we will refund your Purchase Payment(s) but you will forfeit any interest credited to the Purchase Payment Account or other increase in Account Value.

Purchase Payment Account Value

On any day, the value of the Purchase Payment Account is equal to:

•	Purchase Payments received by us plus interest earned daily; minus

•	the premium tax or other tax that may apply to the Purchase Payments; and minus

•	each withdrawal taken from the Purchase Payment Account since the last Strategy Application Date.

Unforeseen Processing Delays

We are exposed to risks related to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the COVID-19 pandemic), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. While many of our employees and the employees of our service providers are able to work remotely, those remote work arrangements may result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from contract owners. Catastrophic events may negatively affect the computer and other systems on which we rely, impact our ability to calculate values under your Contract, or have other possible negative impacts. There can be no assurance that our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.

A processing delay will not affect the effective date as of which we process transactions, including orders from contract owners, the date that a Term begins or ends, or the values used to process the transaction.

Right to Cancel (Free Look)

If you change your mind about owning the Contract, you may cancel it within 20 days after you receive it. If you purchase this Contract to replace an existing annuity contract or life insurance policy, you have 30 days after you receive it. This is known as a “free look.” The right to cancel period may be longer in some states.

To cancel your Contract, you must submit your request to cancel to the producer who sold it or send it to us at P.O. Box 5423, Cincinnati, OH 45201-5423. If sent to us by mail, it is effective on the date postmarked with proper address and postage paid. Your request to cancel must be in writing and signed by you.

If you cancel your Contract, you will receive a refund. The amount of the refund will depend on when you purchased your Contract and where you live. When you cancel the Contract within this free look period, we will not assess a Market Value Adjustment on the amount to be refunded. There may be tax consequences if you cancel the Contract. You should seek advice on tax questions based on your particular circumstances from a tax advisor.

Refund Amount if your Contract Effective Date is on or after May 21, 2025

If you cancel your Contract, you will receive a refund equal to your Purchase Payment(s), but you will forfeit any interest credited to the Purchase Payment Account or other increase in the Account Value. We reserve the right to hold your Purchase Payment(s) in the Purchase Payment Account until the first Strategy Application Date on or after the end of the free look period.

“Appendix C: State Variations” contains a summary of the state law provisions related to the free look period and the required refund amount that apply in certain states for Contracts with a Contract Effective date on or after May 21, 2025.

Refund Amount if your Contract Effective Date is before May 21, 2025

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If you cancel your Contract and you live in a state where we are required to refund your Purchase Payment(s), you will receive a refund equal to your Purchase Payment(s), but you will forfeit any interest credited to the Purchase Payment Account or other increase in the Account Value. We reserve the right to hold your Purchase Payment(s) in the Purchase Payment Account until the first Strategy Application Date on or after the end of the free look period.

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If you cancel your Contract and you live in a state where we are required to refund the Account Value of your Contract, you will receive the Account Value on the day that we receive your cancellation Request in Good Order. If the Account Value includes the value of an Indexed Strategy, that Strategy value will reflect the applicable Daily Value Percentage. The amount you receive may be more or less than your Purchase Payment(s) depending upon any interest earned by your Contract and the value of your Indexed Strategies. This means that you bear the risk of any decline in the Account Value of your Contract before we receive your cancellation request.

No Market Value Adjustments will apply to the amount refunded. Unless required by state law, we do not refund any Market Value Adjustments assessed during the free look period that relate to a withdrawal taken before you cancel the Contract.

“Appendix C: State Variations” contains a summary of the state law provisions related to the free look period and the required refund amount that apply in certain states for Contracts with a Contract Effective Date before May 21, 2025.

INITIAL STRATEGY SELECTIONS

You make your initial selection of Crediting Strategies in your purchase application. Your initial selection is set out in the Contract Specifications section of your Contract.

Your initial selection will also apply to each subsequent Purchase Payment. If you wish to change your selection for a specific Purchase Payment, we must receive a Request in Good Order that identifies the Crediting Strategies you are selecting for that Purchase Payment before the Strategy Application Date that applies to that Purchase Payment.

When you select a Crediting Strategy, you must also indicate the percentage of the Purchase Payment that you wish to allocate to that Crediting Strategy. All allocations must be in whole percentages that total 100%. We reserve the right to round amounts up or down to make whole percentages, and to reduce or increase amounts proportionally in order to total 100%.

Currently there are no limitations on the amounts that may be applied to an Indexed Strategy. When allocating or reallocating, the amount applied to the Declared Rate Strategy cannot exceed the 12% Allocation Limit.

The S&P 500 6-year 10% Buffer with Upside Participation Rate Strategy, the S&P 500 6-year 20% Buffer with Upside Participation Rate Strategy, the Russell 2000 6-year 10% Buffer with Upside Participation Rate Indexed Strategy, and the Russell 2000 6-year 20% Buffer with Upside Participation Rate Indexed Strategy are only available for Terms that begin in the first Contract Year.

We may establish minimum and maximum amounts or percentages that may be applied to a given Crediting Strategy for any future Term in our discretion. We will notify you of any such minimum or maximum. No minimum or maximum amounts or percentages shall apply to the S&P 500 1-Year -10% Floor with Cap Indexed Strategy. Selling Broker-Dealers may separately establish minimum and maximum amounts or percentages that they will allow to be allocated to a given Crediting Strategy for the initial Terms, and they may choose not to discuss or offer certain strategies for the initial Terms. We may limit the availability of a Strategy for a Term that would extend beyond the Annuity Payout Initiation Date. All Strategies may not be available in all states.

STRATEGY SELECTIONS AT TERM END

At the end of a Term, you may choose to reallocate your money among the Indexed Strategies and the Declared Rate Strategy (subject to the Allocation Limit) or you may choose to take no action. If you do not send us a reallocation request, your current allocations will automatically continue in the new Term as long as the same Crediting Strategies are available.

Reallocations

At the end of a Term, you may reallocate the ending values of the Crediting Strategies for that Term among the available Strategies. You can only reallocate amounts from one Crediting Strategy to another at the end of the Term for which such amount is being held. You cannot make a reallocation at any other time.

We will send you written notice at least 30 days before the end of a Term to provide you with the opportunity to make a reallocation. We must receive your Request in Good Order for a reallocation before the last Market Close of the Term. For example, if the end of a Term falls on a weekend, we must receive your request by the last Market Close before that weekend.

Reallocations must be in whole percentages that total 100%. We reserve the right to round amounts up or down to make whole percentages, and to reduce or increase amounts proportionally in order to total 100%.

Any reallocation or continuing allocation will be subject to Strategy availability, minimums, and maximums. Currently there are no limitations on the amounts that may be applied to any single Indexed Strategy. We may establish minimum and maximum amounts or percentages that may be applied to a given Crediting Strategy for any future Term in our discretion. We will notify you of any such minimum or maximum.

The new Term of each Strategy is subject to the Declared Rate or the Positive Return Factor rate in effect for that Strategy for that new Term. For example, the Upside Participation Rate for an Indexed Strategy for a new Term may be different than the Upside Participation Rate for that Indexed Strategy for the Term that is ending. The applicable Negative Return Factor rate will not change from Term to Term.

Continuing Allocations

You do not need to take any action if you want to continue your current allocations and all of your strategies are available for the next Term. If you do not send us a reallocation request, then we will automatically apply the ending value of each Indexed Strategy to a new Term of that same Strategy.

Availability of Strategies

We will send you a written notice at least 30 days before the end of each Term with information about the Strategies that will be available for the next Term. At least 10 days before the next Term starts, we will post the Declared Rate and the Positive Return Factor rates that will apply for the next Term on our website (www.massmutualascend.com/index-achiever).

The S&P 500 1-Year -10% Floor with Cap Indexed Strategy and a Declared Rate Strategy will always be available. We are not obligated to offer any one particular Declared Rate Strategy or any other particular Indexed Strategy. At the end of a Term, we can add or stop offering any other Crediting Strategy at our discretion. We reserve the right to limit the availability of a Strategy for a Term that would extend beyond the Annuity Payout Initiation Date. All Crediting Strategies may not be available in all states.

If we intend to add or stop offering a Crediting Strategy at the end of a Term, we will send you a notification at least 30 days before the end of the Term to provide you with the opportunity to make a reallocation. If funds are held in a Crediting Strategy that will no longer be available after the end of a Term, the funds will remain in that Strategy until the end of that Term.

Unavailable Strategies

Other than the S&P 500 1-Year -10% Floor with Cap Indexed Strategy or a Declared Rate Strategy, a Crediting Strategy may be unavailable for the next Term because we are no longer offering that Strategy, or we have set a minimum or maximum for that Strategy. No minimum or maximum shall apply to the S&P 500 1-Year -10% Floor with Cap Indexed Strategy. No minimum shall apply to the Declared Rate Strategy, but allocations to the Declared Rate Strategy are subject to the 12% Allocation Limit.

When an Indexed Strategy is unavailable for the next Term, you may choose to reallocate the funds held in that Strategy.

If a Crediting Strategy is not available, and either you have not reallocated the funds or the amount allocated to it is under the minimum or over the maximum for that Strategy, then the amount that cannot be allocated to it for the new Term will be reallocated as described in the Default Strategy Allocations section below.

Surrender or Withdrawal at Term End

At the end of a Term, you may choose to Surrender your Contract or to take a withdrawal from your Contract. You may do so for any reason, including dissatisfaction with the available Crediting Strategies. A Market Value Adjustment, which could be negative and could result in significant loss, may apply on Surrender or to a withdrawal that exceeds the balance in the Declared Rate Strategy. In addition, there may be tax consequences if you Surrender your Contract or take a withdrawal. You should seek advice on tax questions based on your particular circumstances from a tax advisor.

Contract values calculated at the end of a Term will reflect the applicable Strategy values and any Market Value Adjustment that applies upon Surrender or to your withdrawal. The value of an Indexed Strategy at the end of the Term will not reflect any Daily Value Percentage because it is calculated based on the rise or fall of the applicable Index for the Term.

DEFAULT STRATEGY ALLOCATIONS

If you allocate funds to the Declared Rate Strategy in excess of the 12% Allocation Limit, we will apply the excess funds to the S&P 500 -10% Floor with Cap Indexed Strategy.

The following rules apply to Strategies that have a Term longer than a year:

•

At the end of a Term of the S&P 500 6-Year 10% Buffer with Upside Participation Rate Indexed Strategy, if you do not reallocate, we will apply the ending value to a new Term of the S&P 500 1-Year 10% Buffer with Cap Indexed Strategy.

•

At the end of a Term of the S&P 500 6-Year 20% Buffer with Upside Participation Rate Indexed Strategy, if you do not reallocate, we will apply the ending value to a new Term of the S&P 500 1-Year 20% Buffer with Cap Indexed Strategy.

•

At the end of a Term of the Russell 2000 6-Year 10% Buffer with Upside Participation Rate Indexed Strategy, if you do not reallocate, we will apply the ending value to a new Term of the Russell 2000 1-Year 10% Buffer with Cap Indexed Strategy, or, if not available, then to a new Term of the S&P 500 1-Year 10% Buffer with Cap Indexed Strategy.

•

At the end of a Term of the Russell 2000 6-Year 20% Buffer with Upside Participation Rate Indexed Strategy, if you do not reallocate, we will apply the ending value to a new Term of the Russell 2000 1-Year 20% Buffer with Cap Indexed Strategy, or if not available, then to a new Term of the S&P 500 1-Year 20% Buffer with Cap Indexed Strategy.

In all other cases, to the extent an amount cannot be applied to a new Term of that same Indexed Strategy because the Strategy will not be available or because the amount is under the minimum or over the maximum for that Strategy, and you do not reallocate, we will reallocate that amount to another Crediting Strategy under the rules described below.

For Contracts with a Contract Effective Date on or after May 21, 2025, the amount that cannot be applied to a new Term of the 1-Year Indexed Strategy will be applied (in order of priority):

1)	to another Indexed Strategy as provided in the endorsement to the unavailable Indexed Strategy; or

2)

to another Indexed Strategy that uses the same index as the prior Indexed Strategy, has a Term that is no longer than the prior Indexed Strategy, and has the same Negative Return Factor that provides equal or greater downside protection; or

3)	to the Declared Rate Strategy to the extent it does not cause the allocation to exceed the 12% Allocation Limit; or

4)	to the extent that it cannot be allocated to the Declared Rate Strategy, then to the S&P 500 1-Year –10% Floor with Cap Indexed Strategy.

For Contracts with a Contract Effective Date before May 21, 2025, the amount that cannot be applied to a new Term of the 1-Year Indexed Strategy will be applied (in order of priority):

1)

to another Indexed Strategy that uses the same index as the prior Indexed Strategy, has a Term that is no longer than the prior Indexed Strategy, and has the same Positive Return Factor and Negative Return Factor; or

2)	to another Indexed Strategy that uses the same index as the prior Indexed Strategy, has a Term that is no longer than the prior Indexed Strategy, and has the largest Buffer; or

3)

to another Indexed Strategy that uses the same index as the prior Indexed Strategy, has a Term that is no longer than the prior Indexed Strategy, and has the lowest percentage Downside Participation Rate; or

4)	to another Indexed Strategy that uses the same index as the prior Indexed Strategy, has a Term that is no longer than the prior Indexed Strategy, and has the least negative Floor; or

5)	to the Declared Rate Strategy to the extent it does not cause the allocation to exceed the 12% Allocation Limit; or

6)	to the extent that it cannot be allocated to the Declared Rate Strategy, then to the S&P 500 1-Year –10% Floor with Cap Indexed Strategy.

For example, if you allocate only to a First Trust Barclays Edge 1-Year 50% Downside Participation Rate with Upside Participation Rate Indexed Strategy and that Strategy is no longer available and you do not send us a request to reallocate:

•

If your Contract has a Contract Effective Date on or after May 21, 2025, then we would apply the amount allocated to that Strategy to another First Trust Barclays Edge 1-Year Indexed Strategy with a Downside Participation Rate no greater than 50%, or if none, then to the Declared Rate Strategy to the extent possible without exceeding the 12% Allocation Limit, with any remainder will be allocated to the S&P 500 1-Year -10% Floor Indexed Strategy.

•

If your Contract has a Contract Effective Date before May 21, 2025, then we would apply the amount allocated to that Strategy to another First Trust Barclays Edge 1-Year 50% Downside Participation Rate with Upside Participation Rate Indexed Strategy, or if none, then to a

First Trust Barclays Edge 1-Year Buffer Indexed Strategy, or if none, then to another First Trust Barclays Edge 1-Year Downside Participation Rate Indexed Strategy, or if none, then to a First Trust Barclays Edge 1-Year Floor Indexed Strategy, or if none, then to the Declared Rate Strategy to the extent possible without exceeding the 12% Allocation Limit, with any remainder will be allocated to the S&P 500 1-Year -10% Floor Indexed Strategy.

If the amount to be applied exceeds the maximum, then only the excess amount will be applied using those rules. For example, if the maximum amount for a Crediting Strategy is $50,000 and the amount to be applied is $54,000, then we will apply the excess $4,000 to another Crediting Strategy using the priority rules set out above.

INDEXED STRATEGIES

The Indexed Strategies provide positive or negative returns that are based, in part, upon changes in the value of an Index. The Indexed Strategies do not earn interest, but the value of each Indexed Strategy is adjusted for gains or losses based on the performance of the Index. An investment in an Indexed Strategy is not an investment in the Index or in any Index fund. You could lose a significant amount of money if the Index declines in value. If amounts are removed from an Indexed Strategy before the end of the Term, you could lose a significant amount of money due to a negative Daily Value Percentage adjustment.

Unless you have made a Performance Lock election, any increase or decrease in the value of an Indexed Strategy at the end of a Term is based on the change in the value of the applicable Index since the start of that Term and the applicable Positive Return Factor rate set for that Term and the Negative Return Factor fixed for the Strategy.

Unless you have made a Performance Lock election, any increase or decrease in the value of an Indexed Strategy before the end of a Term is based on the calculated price of hypothetical options related to the possible future change in the applicable Index over the Term, the initial cost of those options, and the trading cost related to those options. The calculated price of those options takes into account the Cap or the Trigger Rate for the Term and the Floor, the Buffer, and the Index change required to qualify for the Trigger Rate.

If you have made a Performance Lock election, then beginning at the second Market Close following receipt of your election and continuing through the end of the Term, any increase or decrease in the value of an Indexed Strategy is locked in based on the Daily Value Percentage which is the calculated price of hypothetical options related to the possible future change in the applicable Index over the Term, the initial cost of those options, and the trading cost related to those options, all as determined at that second Market Close.

Each Indexed Strategy has a Positive Return Factor rate for each Term. We will set a new Positive Return Factor rate for each Indexed Strategy prior to the start of each Term. The Cap for an Indexed Strategy will never be lower than 1%, the Upside Participation Rate will never be lower than 5%, and the Trigger Rate will never be lower than 1%.

The applicable Negative Return Factor rate for a Strategy will not change from Term to Term. For each Term of each Indexed Strategy with a Downside Participation Rate that we currently offer, the Downside Participation Rate is 50%. For each Term of an Indexed Strategy with a Buffer that we currently offer, the Buffer is 10% or 20%. For each Term of the Indexed Strategies with a Floor that we currently offer, the Floor is either -10% or 0%.

Information regarding the features of each currently offered Indexed Strategy, including (i) its name, (ii) its type, (iii) its Term, (iv) its current Negative Return Factor, (v) its minimum Positive Return Factor rates, and (vi) the availability of Performance Lock is available in an appendix to the prospectus. See “Appendix A: Investment Options Available Under the Contract”.

Possible Changes in Indexed Strategies

The S&P 500 1-Year -10% Floor with Cap Indexed Strategy will always be available. At the end of a Term, we may stop offering any other Indexed Strategy. Consequently, any other Indexed Strategy listed above may not be available after the end of the initial Term. We have the right to replace the Index associated with an Indexed Strategy under certain circumstances.

In the future, we may offer new Indexed Strategies. Any new Buffer Strategy will offer protection against loss at least equal to a 5% Buffer. Any new Floor Strategy will offer protection against loss at least equal to a -20% Floor. Any new Downside Participation Rate Strategy will offer protection against loss at least equal to a 75% Downside Participation Rate.

Indexed Strategies that may be available in the future may earn a return that is lower than the return your investments would have earned if they had been invested in the other Indexed Strategies that are currently available. In addition, any reduction in the available number of Indexed Strategies may reduce your opportunity to increase your Contract value.

Considerations in Choosing an Indexed Strategy

When choosing among Indexed Strategies, you should consider the characteristics and risk profiles of the Indexes, which are discussed in the Indexes section of this prospectus. You should also consider Term lengths. It is generally more difficult to predict Index performance over a longer Term. In addition, you cannot reallocate funds among Strategies before the end of a Term, and the only way to exit a Strategy before the end of a Term is to take a withdrawal or Surrender your Contract.

When choosing among Indexed Strategies that use the same Index, you should also consider how the Positive Return Factors may affect the potential return.

•	A Cap Strategy provides you with the opportunity to participate fully in any rise in the Index up to the Cap, but you will not participate in any rise in the Index in excess of the Cap.

•

An Upside Participation Rate Strategy provides you with the opportunity to share in any rise in the Index without a Cap, but your share of any rise is limited by the rate at which you participate in the rise and may be less than 100%.

•

A Performance Trigger Strategy provides you with the opportunity to receive the Trigger Rate when the change in the Index over the course of a Term is zero or positive, or in the case of the Dual Performance Trigger Strategy, is zero, positive, or negative up to the Buffer. However, you will not participate in any rise in the Index in excess of the Trigger Rate.

If we assume the Upside Participation Rate is less than 100%, here is how the performance will compare for similar Indexed Strategies with a Cap, Upside Participation Rate, and Trigger Rate each with a 10% Buffer.

•	In any Term where the rise in the Index is less than the Cap, the Cap Strategy will always perform better than the corresponding Upside Participation Rate Strategy.

•

In any Term where the rise in the Index is more than the Cap, but less than the Cap divided by the Upside Participation Rate, the Cap Strategy will always perform better than the corresponding Upside Participation Rate Strategy.

•

In any Term where the rise in the Index is more than the Cap and equal to the Cap divided by the Upside Participation Rate, the Cap Strategy and Upside Participation rate Strategy will perform the same.

•

In any Term where the rise in the Index is more than the Cap, and is more than the Cap divided by the Upside Participation Rate, the Upside Participation Rate Strategy will always perform better than the Cap Strategy.

•

Any increase in the value of a Trigger Strategy will equal the Trigger Rate multiplied by the remaining Investment Base. This means that the performance of a Trigger Strategy will only perform better than other Strategies if the Trigger Rate is higher than the returns of the other Strategies after a Cap or Upside Participation Rate has been applied.

•

In any Term where the Index falls by more than 10%, the Cap Strategy, Upside Participation Rate Strategy, or Trigger Strategy will produce the same results at the end of the Term because they have the same 10% Buffer. However, before the end of the Term, due to different option pricing, they may have different Daily Value Percentages and returns.

•

In any Term where the Index falls by 10% or less, the Dual Performance Trigger Strategy will perform better than the Cap Strategy, Upside Participation Rate Strategy, and Performance Trigger Strategy because the return of the Dual Performance Trigger Strategy will be positive, in an amount equal to the Trigger Rate, while the Cap Strategy, Upside Participation Rate Strategy, and Performance Trigger Strategy will be zero at the end of the Term because they have the same 10% Buffer.

When choosing among Indexed Strategies that use the same Index, you should also consider how Negative Return Factors may affect your potential risk of loss.

•	A Buffer Strategy protects you against losses up to the Buffer amount, but you are subject to any loss in excess of the Buffer.

•	A Floor Strategy limits your loss to the Floor amount, and you will be protected against any loss beyond the Floor.

•	A Downside Participation Rate Strategy means you will share in any fall in the Index but your share of any fall is limited by the Downside Participation Rate percentage.

Examples. These examples are intended to help you understand the interplay between Positive Return Factors for Indexed Strategies with similar Terms in different market environments and how this interplay affects the comparative performance of Indexed Strategies that use the same Index. The example assumes that each strategy has downside protection in the form of a 10% Buffer.

		Return at end of Term
Index rise over Term	16% Cap	75% Upside Participation Rate	11% Trigger Rate for Performance Trigger Strategy	8% Trigger Rate for Dual Performance Trigger Strategy	Explanation
4%	4%	3%	11%	8%	The Cap Strategy has a better return than the Upside Participation Rate Strategy because the 4% rise in the Index is less than the 16% Cap while the Upside Participation Rate captures only 75% of the 4% Index rise. Positive Index changes can only produce positive returns for the Performance Trigger Strategy and the Dual Performance Trigger Strategy that amount to 11% and 8%, respectively.

14%	14%	10.5%	11%	8%	The Cap Strategy has a better return than the Upside Participation Rate Strategy because the 14% rise in the Index is less than the 16% Cap, but more than 10.5% (the 14% rise in the Index multiplied by the 75% Upside Participation Rate). Positive Index changes can only produce positive returns for the Performance Trigger Strategy and the Dual Performance Trigger Strategy that amount to 11% and 8%, respectively

		Return at end of Term
Index rise over Term	16% Cap	75% Upside Participation Rate	11% Trigger Rate for Performance Trigger Strategy	8% Trigger Rate for Dual Performance Trigger Strategy	Explanation

16%	16%	12%	11%	8%	The Cap Strategy has a better return than the Upside Participation Rate Strategy because the 16% rise in the Index is fully captured by the 16% Cap while the Upside Participation Rate captures only 75% of the 16% Index rise. Positive Index changes can only produce positive returns for the Performance Trigger Strategy and the Dual Performance Trigger Strategy that amount to 11% and 8%, respectively.

20%	16%	15%	11%	8%	The Cap Strategy has a better return than the Upside Participation Rate Strategy because the Cap Strategy caps the 20% Index rise at 16% while the Upside Participation Rate captures only 75% of the 20% Index rise. Positive Index changes can only produce positive returns for the Performance Trigger Strategy and the Dual Performance Trigger Strategy that amount to 11% and 8%, respectively.

0%	0%	0%	11%	8%	Performance Trigger Strategies and Dual Performance Trigger Strategies are the only Indexed Strategies that change in value when the Index change is zero. The Performance Trigger Strategy outperforms the Dual Performance Trigger Strategy in this case because the Trigger Rate is higher for the Performance Trigger Strategy.

-10%	0%	0%	0%	8%	The Dual Performance Trigger Strategy provides a better return than all the other options because a positive Trigger Rate is credited when Index losses do not exceed the Buffer.

-30%	-20%	-20%	-20%	-20%	All Strategies have the same negative return because the Index loss exceeded the Buffer.

See “Appendix B: Examples of Impact of Withdrawals on Contract Values and Amounts Realized” for more information about the interplay between Positive Return Factors for Indexed Strategies with different Terms in different market environments.

See the “Indexed Strategy Value at End of Term” section below for more examples for each type of Indexed Strategy.

Term

Each Term of an Indexed Strategy will start and end on a Strategy Application Date. Each Term is either one year long or six years long. A new Term will start at the end of the preceding Term. Gain or Loss for the Term based on the Index change, the Positive Return Factor, and the Negative Return Factor only applies to amounts that remain in an Indexed Strategy until the end of its Term. A Daily Value Percentage adjustment will be applied if, before the end of a Term, you were to take a withdrawal, Surrender or annuitize your Contract, elect a Performance Lock, or a Death Benefit becomes payable. A Market Value Adjustment may be applied if you take a withdrawal from an Indexed Strategy or Surrender the Contract during the first six Contract Years. See “Indexed Strategy Value Before End of Term” and “Indexed Strategy Value After Performance Lock Election” below.

If you make only one Purchase Payment or you make all of your Purchase Payments before the initial Strategy Application Date, then each Term of each Indexed Strategy will end on the same date in any given year. If you make a Purchase Payment after the initial Strategy Application Date, then your Purchase Payments will be applied to the Indexed Strategies on different Strategy Application Dates. In this case, an Indexed Strategy may have Terms that end on different dates in any given year.

Examples. These examples show how a Contract with multiple Purchase Payments may have Terms that end on different dates.

•

You make your initial Purchase Payment on March 10 and another Purchase Payment on March 17. You allocate both payments to the same Indexed Strategy. The initial Strategy Application Date for both Purchase Payments is March 20. Each Term of that Indexed Strategy will start and end on March 20.

•

You make your initial Purchase Payment on May 2 and another Purchase Payment on June 14. You allocate both payments to the same Indexed Strategy. The initial Strategy Application Date for your initial Purchase Payment is May 6. For amounts attributable to your initial Purchase Payment, each Term of that Indexed Strategy will start and end on May 6. The initial Strategy Application Date for your second Purchase Payment is June 20. For amounts attributable to your second Purchase Payment, each Term of that Indexed Strategy will start and end on June 20.

Investment Base

The value of an Indexed Strategy is calculated using the Investment Base. The Investment Base is not your Account Value, Surrender Value, Annuity Payout value, or Death Benefit value, but it is used to calculate those values.

The Investment Base starts with the amount applied to the Strategy at the start of the current Term, and is reduced proportionally for each withdrawal (including any withdrawals to pay advisory fees), and adjusted for each related Market Value Adjustment during the Term. The reduction in the Investment Base for a withdrawal and the related Market Value Adjustment is proportional to the reduction in the value of the Indexed Strategy due to the withdrawal and the Market Value Adjustment. For example, if the sum of the withdrawal and related Market Value Adjustment is equal to 15% of the Indexed Strategy value immediately before the withdrawal, then the withdrawal will reduce the Investment Base by 15%.

The reduction in the Indexed Strategy value will be based on the Daily Value Percentage of the Indexed Strategy (or the locked Daily Value Percentage if you have made a Performance Lock election). The Daily Value Percentage could be negative, which could result in significant loss, even if the Index has risen since the start of the Term.

•

If the Daily Value Percentage is positive and the Strategy value immediately before the withdrawal is greater than the Investment Base, then the reduction in the Investment Base will be less than the withdrawal and the related Market Value Adjustment.

•

If the Daily Value Percentage is negative and the Strategy value immediately before the withdrawal is less than the Investment Base, then the reduction in the Investment Base will be more than the withdrawal and the related Market Value Adjustment.

A reduction in the Investment Base for a Term will reduce the gain or loss from any future changes in the Index during that Term.

Here are the formulas that we use to calculate a reduction in the Investment Base for a withdrawal.

Withdrawal as a percentage of Strategy value = withdrawal and related Market Value Adjustment / Strategy value before withdrawal

Reduction in Investment Base = Investment Base before withdrawal x withdrawal as a percentage of Strategy value

Investment Base after withdrawal = Investment Base before withdrawal—reduction in Investment Base

Examples. You withdraw $1,000 and no Market Value Adjustment applies. On the date of your withdrawal, your Investment Base is $5,000.

Assume that the Daily Value Percentage is 5% on the withdrawal date and no Market Value Adjustment applies.

•	The increase in the Strategy value for the Daily Value Percentage is equal to $250 ($5,000 x 5%).

•	The Strategy value on the withdrawal date is $5,250 ($5,000 + $250).

•	The reduction in the Strategy value on account of the withdrawal is 19.05% ($1,000 / $5,250).

•	The proportional reduction in the Investment Base is $952 ($5,000 x 19.05%).

•	The Investment Base after the withdrawal is $4,048 ($5,000 – $952).

•	Because the Strategy value on the withdrawal date was more than the Investment Base on that date, the reduction in the Investment Base is only $952, which is less than the $1000 withdrawal.

Assume that the Daily Value Percentage is -10% on the withdrawal date and no Market Value Adjustment applies.

•	The reduction in the Strategy value for the Daily Value Percentage is equal to $500 ($5,000 x – 10%).

•	The Strategy value on the withdrawal date is $4,500 ($5,000 – $500).

•	The reduction in the Strategy value on account of the withdrawal is 22.22% ($1,000 / $4,500).

•	The proportional reduction in the Investment Base is $1,111 ($5,000 x 22.22%).

•	The Investment Base after the withdrawal is $3,889 ($5,000 – $1,111).

•	Because the Strategy value on the withdrawal date was less than the Investment Base on that date, the reduction in the Investment Base was $1,111, which is greater than the $1,000 withdrawal.

Indexed Strategy Value

The value of an Indexed Strategy depends on whether the determination is made at the end of a Term or during a Term, and whether you have made a Performance Lock election.

At the end of a Term, unless you have made a Performance Lock election, the value of an Indexed Strategy is equal to:

•	the Investment Base at the end of the Term (after all reductions during the Term); plus

•

any increase for a rise in the Index over the course of the Term (measured at the start and end of the Term), or for the Dual Performance Trigger Strategy, any fall in the Index that does not exceed the Buffer, subject to the applicable Positive Return Factor for the Term; or minus

•	any decrease for a fall in the Index over the course of the Term (measured at the start and end of the Term) subject to the applicable Negative Return Factor for the Strategy.

See the “Indexed Strategy Value at End of Term section” on page 44 for more information and examples.

On each day before the end of a Term, unless you have made a Performance Lock election, the value of an Indexed Strategy is equal to:

•	the Investment Base on that day (after all reductions to date during the Term); plus

•	any increase for a positive Daily Value Percentage; or minus

•	any decrease for a negative Daily Value Percentage.

See the “Indexed Strategy Value Before End of Term” section on page 46 for more information and examples.

Beginning with the second Market Close after a Performance Lock election and continuing through the end of the Term, the value of an Indexed Strategy subject to that election is equal to:

•	the Investment Base on that day; plus

•	any increase for a positive Daily Value Percentage, as locked on that second Market Close; or minus

•	any decrease for a negative Daily Value Percentage, as locked on that second Market Close.

See the “Indexed Strategy Value After Performance Lock Election” section on page 47 for more information and examples.

Positive Return Factors

We may limit the positive Index return used in calculating gain credited to an Indexed Strategy at the end of its Term through the use of a Cap, an Upside Participation Rate, or a Trigger Rate. The Cap, Upside Participation Rate, or Trigger Rate will vary for each Term. For information about the current Positive Return Factor rates offered for new Contracts, please contact your registered representative or refer to our website (www.massmutualascend.com/index-achiever). The Positive Return Factor rates posted on that website address are incorporated by reference into this prospectus. Current Positive Return Factor rates will not change during an Indexed Strategy’s Term.

Cap. The Cap for an Indexed Strategy is the maximum positive Index change over the course of a Term that is taken into account to determine the Strategy value at the end of that Term. For example, if the Index return over the Term is 16% and the Cap is 10%, the Strategy value will increase 10% for the Term. Before the end of a Term, the Cap is reflected in the formulas that we use to calculate the Net Option Price.

•	The Cap will vary among Indexed Strategies.

•	The Cap for a given Indexed Strategy will vary from Term to Term.

•	We guarantee that the Cap for a Term of an Indexed Strategy will never be less than 1%.

•	For each Term, your return on a Cap Strategy may be less than any rise in the Index over that Term.

•	For each Term, your return on a Cap Strategy may be less than the Cap for that Term.

Upside Participation Rate. The Upside Participation Rate for an Indexed Strategy is your share of any positive Index change (measured from the beginning of the Term to the end of the Term) that is taken into account to determine the Strategy value at the end of that Term. For example, if the Index return over the Term is 20% and the Upside Participation Rate is 75%, the Strategy value will increase 15% for the Term (75% of the increase in the value of the Index). Before the end of a Term, the Upside Participation Rate is reflected in the formulas that we use to calculate Net Option Price.

•	The Upside Participation Rate will vary among Indexed Strategies.

•	The Upside Participation Rate for a given Indexed Strategy will vary from Term to Term.

•	We guarantee that the Upside Participation Rate for a Term of an Indexed Strategy will never be less than 5%.

•	For each Term, if the Upside Participation Rate is less than 100%, then your return on an Upside Participation Rate Strategy will be less than any rise in the Index over that Term.

Trigger Rate. The Trigger Rate is the specified rate that is credited to the Strategy value when the Index change (measured at the start and end of the Term) qualifies for the Trigger Rate. In the case of a Performance Trigger Strategy, the Strategy values will increase by the Trigger Rate for the Term when the Index change is zero or positive at the end of the Term. For example, if the index return over the Term is 8% and the Trigger Rate for a Performance Trigger Strategy is 11%, the Strategy values will increase 11% (the Trigger Rate) for the Term. In the case of a Dual Performance Trigger Strategy, the Strategy values will increase by the Trigger Rate for the Term if the Index change is zero, positive, or negative up to the Buffer at the end of the Term. For example, if the index return over the Term is -5%, the Buffer Rate is -10% and the Trigger Rate for a Dual Performance Trigger Strategy is 10%, the Strategy values will increase 10% (the Trigger Rate) for the Term. Before the end of a Term, the Trigger Rate and the Index change required to qualify for the Trigger Rate are reflected in the formulas that we use to calculate the Net Option Price.

•	The Trigger Rate will vary among Indexed Strategies.

•	The Trigger Rate for a given Indexed Strategy will vary from Term to Term.

•	We guarantee that the Trigger Rate for a Term of a Trigger Strategy will never be less than 1%.

•	For each Term, the Trigger Rate on a Dual Performance Trigger Strategy will be less than the Trigger Rate for that Term on a Performance Trigger Strategy.

We set each Index’s Positive Return Factor rate at our discretion based on the length of the Term, the cost of hedging, interest rates, the Index change required to qualify for the Trigger Rate, and other market factors. On a non-discriminatory basis, we may also take into account the amount of the Purchase Payments received for a Contract. The Positive Return Factor rates for Contracts with larger Purchase Payments may be higher than the Positive Return Factor rates for Contracts with smaller Purchase Payments. You may obtain information regarding these Positive Return Factors by calling 1-800-789-6771 or on our website (www.massmutualascend.com/index-achiever).

Before selecting an Indexed Strategy for investment, you should consider in consultation with your financial professional the limits on Index gains that may be appropriate for you based on your risk tolerance, investment horizon and financial goals. Generally, assuming the same Index and Term length, an Indexed Strategy that provides less potential for Index gains will tend to have more protection from Index losses. Conversely, assuming the same Index and Term length, an Indexed Strategy that provides more potential for Index gains will generally tend to have less protection from Index losses.

Positive Return Factors for Initial Terms. Each Purchase Payment is applied to an initial Term of a Strategy on the first Strategy Application Date on or after the date that the payment is received. The Positive Return Factor rates for each Strategy Application Date may vary. The Positive Return Factor rates for the first Strategy Application Date will be available on our website (www.massmutualascend.com/index-achiever) on the date you signed the application (as long as we receive the application for the Contract within eight days after the date you sign it) and before the date of any Purchase Payment to which the Positive Return Factor rates will apply. If we receive the application for the Contract within eight days after the date you sign it, we will guarantee the Positive Return Factor rates in effect on the date you signed the application for three Strategy Application Dates from the date of the application.

If we receive the signed application within eight days after the date you sign it, then for any 1-year Indexed Strategy:

•

For an initial Term starting on the first Strategy Application Date on or after the application date, the Positive Return Factor rate will be the Positive Return Factor rate in effect on the date you signed the application.

•

For an initial Term starting on one of the next two Strategy Application Dates, the Positive Return Factor rate will be the higher of the Positive Return Factor rate in effect on the date you signed the application or the Positive Return Factor rate otherwise in effect for that Strategy Application Date.

•	For any initial Term starting on a later Strategy Application Date, the Positive Return Factor rate will be the Positive Return Factor rate in effect for that Strategy Application Date.

If we receive the signed application within eight days after the date you sign it, then for any 6-year Indexed Strategy:

•

For an initial Term starting on the first Strategy Application Date on or after the application date or one of the next two Strategy Application Dates, the Upside Participation Rate will be the Upside Participation Rate in effect on the date you signed the application.

•	For any initial Term starting on a later Strategy Application Date, the Upside Participation Rate will be the Upside Participation Rate in effect for that Strategy Application Date.

If we receive the signed application more than eight days after the date you sign it, then the guarantee does not apply and the Positive Return Factor rate for each Initial Term will be the Positive Return Factor rate in effect for that Strategy Application Date.

Example 1: You sign an application for a Contract on May 1 and allocate all of your Purchase Payments to the First Trust Barclays Edge 1-year 50% Downside Participation Rate with Upside Participation Rate Strategy. On the date of the application, the Upside Participation Rate for the first Strategy Application Date (May 6) is 80%. We receive the application and the first Purchase Payment from you on May 8 and the second Purchase Payment from you on May 23. The Upside Participation Rates for the next two Strategy Application Dates are 85% (May 20) and 75% (June 6).

In this case, the initial 1-year Term for the first Purchase Payment would begin on May 20 and would have an 85% Participation Rate (the higher of the May 6 rate or the May 20 rate). The initial 1-year Term for the second Purchase Payment would begin on June 6 and would have an 80% Participation Rate (the higher of the May 6 rate or the June 6 rate).

If we had not received your signed application until May 10 (more than eight days after the date you signed the application), then you would not qualify for the rate guarantee, and the initial 1-year Term for the first Purchase Payment received on May 8 would have an 85% Participation Rate (the May 20 rate effective for Purchase Payments received between May 7 and May 20), and the initial 1-year Term for the second Purchase Payment received on May 23 would have a 75% Participation Rate (the June 6 rate effective for Purchase Payments received between May 21 and June 6).

Example 2: You sign an application for a Contract on May 1 and allocate all of your Purchase Payments to the S&P 500 6-year 10% Buffer with Upside Participation Rate Strategy. On the date of the application, the Upside Participation Rate for the first Strategy Application Date (May 6) is 105%. We receive the application and the first Purchase Payment from you on May 8 and the second Purchase Payment from you on May 23. The Upside Participation Rates for the next two Strategy Application Dates are 110% (May 20) and 95% (June 6).

In this case, the initial 6-year Term for the first Purchase Payment would begin on May 20 and would have a 105% Participation Rate (the May 6 rate), and the initial 6-year Term for the second Purchase Payment would have a 105% Participation Rate (the May 6 rate).

If we had not received your signed application until May 10 (more than eight days after the date you signed the application), then the initial 6-year Term for the first Purchase Payment would have an 110% Participation Rate (the May 20 rate), and the initial 6-year Term for the second Purchase Payment would have a 95% Participation Rate (the June 6 rate).

Positive Return Factors for Subsequent Terms. At least 30 days before the end of each Term, we will send you a written notice with information about the Indexed Strategies that will be available for the next Term, and will indicate the date by which the Positive Return Factor rates will be posted on our website. The Positive Return Factor rates for the next Term will be available on our website (www.massmutualascend.com/index-achiever) at least 10 days before the start of the Term. You should consider this information before finalizing your renewal or reallocation decision.

Negative Return Factors

We will limit the negative Index return used in calculating loss charged to an Indexed Strategy at the end of its Term through the use of a Downside Participation Rate, a Floor, or a Buffer.

Downside Participation Rate. The Downside Participation Rate for an Indexed Strategy is your share of any net fall in the Index for the Term (measured at the start and end of the Term) that is taken into account to determine the Strategy value at the end of that Term. For example, if the Index return over the Term is -18% and the Downside Participation Rate is 50%, the Strategy valuers will decrease 9% (50% of the negative Index change) for the Term. Before the end of a Term, the Downside Participation Rate is reflected in the formulas that we use to calculate the Net Option Price.

For each Term of each Downside Participation Rate Strategy that we currently offer for this Contract, the Downside Participation Rate is 50%. The Downside Participation Rate for an Indexed Strategy that is available on the Contract Effective Date will not change.

In the future, we may offer a new Strategy with a Downside Participation Rate that offers more or less protection against loss than a 50% Downside Participation Rate, but we will not offer a new Downside Participation Rate Strategy that offers less protection against loss than a 75% Downside Participation Rate.

Floor. The Floor for an Indexed Strategy is the portion of any net fall in the Index for the Term (measured at the start and end of the Term) that is taken into account to determine the Strategy value at the end of that Term. For each Term of each Floor Strategy that we currently offer for this Contract, the Floor is either -10% or 0%. For example, if the Index return is -18% and the floor is -10%, the Strategy values will decrease 10% (the maximum loss under the Floor) for the Term. Before the end of a Term, the Floor is reflected in the formulas that we use to calculate the Net Option Price.

The Floor for an Indexed Strategy that is available on the Contract Effective Date will not change.

In the future, we may offer a new Floor Strategy with a Floor that offers more or less protection against loss than a -10% Floor, but we will not offer a new Floor Strategy that offers less protection against loss than a -20% Floor.

Buffer. The Buffer for an Indexed Strategy is the portion of any net fall in the Index for the Term (measured at the start and end of the Term) that is disregarded when determining the Strategy value at the end of that Term. If the Index return over the Term is -18% and the Buffer is 10%, the Strategy values will decrease 8% (the amount that exceeds the Buffer) for the Term. Before the end of a Term, the Buffer is reflected in the formulas that we use to calculate the Net Option Price.

For each Term of each 10% Buffer Strategy that we currently offer for this Contract, the Buffer is 10%, and for each Term of each 20% Buffer Strategy that we currently offer with this Contract, the Buffer is 20%. The Buffer for an Indexed Strategy that is available on the Contract Effective Date will not change.

In the future, we may offer a new Strategy with a Buffer that offers more or less protection against loss than a 10% Buffer or a 20% Buffer, but we will not offer a new Buffer Strategy that offers less protection against loss than a 5% Buffer.

We set the Downside Participation Rate, Floor, or Buffer for each Indexed Strategy we offer at our sole discretion. We consider various factors in determining the limit on Index losses, including the cost of our risk management techniques, sales commissions, administrative expenses, regulatory and tax requirements, general economic trends, and competitive factors.

Before selecting an Indexed Strategy for investment, you should consider in consultation with your financial professional the limits on Index losses that may be appropriate for you based on your risk tolerance, investment horizon and financial goals. Generally, assuming the same Index and Term length, an Indexed Strategy that provides more protection from Index losses will tend to have less potential for Index gains. Conversely, assuming the same Index and Term length, an Indexed Strategy that provides less protection from Index losses will generally tend have more potential for Index gains.

INDEXED STRATEGY VALUE AT END OF TERM

On or after the final Market Day of a Term, unless you have made a Performance Lock election, the value of an Indexed Strategy is the Investment Base increased based on the performance of the applicable Index (after application of Positive Return Factors) or decreased for any net fall in the applicable Index (after application of Negative Return Factors) over that Term. If you have made a Performance Lock election, then the normal rules set out in this section do not apply, and the value at the end of a Term is determined as described under “Indexed Strategy Value After Performance Lock Election” section on page 47.

Any increase or decrease is based on the rise or fall in the applicable Index since the start of that Term. This rise or fall is expressed as a percentage of the Index at the start of the Term. It is measured from the Index at the last Market Close on or before the first day of that Term to the Index at the final Market Close of the Term.

Example. The Index was 1000 at the last Market Close on or before the first day of a Term.

•	If the Index at the final Market Close of the Term is 1065, then the Index has risen by 6.5% ((1065 – 1000) / 1000).

•	If the Index at the final Market Close of the Term is 925, then the Index has fallen by 7.5% ((925 – 1000) / 1000).

The following examples illustrate how we calculate Strategy values under each Index crediting methodology assuming hypothetical Index returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals.

Downside Participation Rate with Upside Participation Rate Strategy

In the absence of a Performance Lock election, here are the formulas that we use to calculate the Strategy value at the end of a Term of a Downside Participation Rate with Upside Participation Rate Strategy.

Strategy value at end of Term = Investment Base + dollar amount of increase or decrease

Dollar amount of increase or decrease = Investment Base x increase or decrease percentage

Increase percentage = any net rise in the Index for the Term x Upside Participation Rate

Decrease percentage = any net fall in the Index for the Term x Downside Participation Rate

Example. At the beginning of a Term, you allocate $100,000 to a 1-Year 50% Downside Participation Rate with Upside Participation Rate Strategy and the Upside Participation Rate for the Term is 75%. You do not take any withdrawals during that Term, which means that your Investment Base at the end of that Term is $100,000. You have not made a Performance Lock election.

	At Final Market Close of Term	At Final Market Close of Term
Assumed Rise or fall in Index	+16%	–16%
Increase or decrease percentage	+12% (75% of 16%)	–8% (50% of –16%)
Dollar amount of increase or decrease	+12,000 ($100,000 x 12%)	–8,000 ($100,000 x –8%)
Strategy value at end of Term	$112,000 ($100,000 + $12,000)	$92,000 ($100,000 –$8,000)

Buffer with Upside Participation Rate Strategy

In the absence of a Performance Lock election, here are the formulas that we use to calculate the Strategy value at the end of a Term of a Buffer with Upside Participation Rate Strategy.

Strategy value at end of Term = Investment Base + dollar amount of increase or decrease

Dollar amount of increase or decrease = Investment Base x increase or decrease percentage

Increase percentage = any net rise in the Index for the Term x Upside Participation Rate

Decrease percentage for the Buffer with Upside Participation Rate Strategy = any net fall in the Index for the Term to the extent it is greater than the Buffer

Example. At the beginning of a Term, you allocate $100,000 to 1-Year 10% Buffer with Upside Participation Rate Strategy and the Upside Participation Rate for the Term is 105%. You do not take any withdrawals during that Term, which means that your Investment Base at the end of that Term is $100,000. You have not made a Performance Lock election.

	At Final Market Close of Term	At Final Market Close of Term
Assumed Rise or fall in Index	+16%	–16%
Increase or decrease percentage	+16.8% (105% of 16%)	–6% (–16% –10%)
Dollar amount of increase or decrease	+16,800 ($100,000 x 16.8%)	–6,000 ($100,000 x –6%)
Strategy value at end of Term	$116,800 ($100,000 + $16,800)	$94,000 ($100,000 –$6,000)

Buffer with Cap Strategy

In the absence of a Performance Lock election, here are the formulas that we use to calculate the Strategy value at the end of a Term of 10% Buffer with Cap Strategy.

Strategy value at end of Term = Investment Base + dollar amount of increase or decrease

Dollar amount of increase or decrease = Investment Base x increase or decrease percentage

Increase percentage = any net rise in the Index for the Term, but never more than the Cap

Decrease percentage = any net fall in the Index for the Term to the extent it is greater than the Buffer

Example. At the beginning of a Term, you allocate $100,000 to a 1-Year 10% Buffer with Cap Strategy and the Cap for the Term is 13%. You do not take any withdrawals during that Term, which means that your Investment Base at the end of that Term is $100,000. You have not made a Performance Lock election.

	At Final Market Close of Term	At Final Market Close of Term
Assumed Rise or fall in Index	+16%	–16%
Increase or decrease percentage	+13% (16% > 13% Cap)	–6% (–16% –10%)
Dollar amount of increase or decrease	+13,000 ($100,000 x 13%)	–6,000 ($100,000 x –6%)
Strategy value at end of Term	$113,000 ($100,000 + $13,000)	$94,000 ($100, 000 – $6,000)

Floor with Cap Strategy

In the absence of a Performance Lock election, here are the formulas that we use to calculate the Strategy value at the end of a Term of a Floor with Cap Strategy.

Strategy value at end of Term = Investment Base + dollar amount of increase or decrease

Dollar amount of increase or decrease = Investment Base x increase or decrease percentage

Increase percentage = any net rise in the Index for the Term, but never more than the Cap

Decrease percentage = any net fall in the Index for the Term, but never more than the Floor

Example. At the beginning of a Term, you allocate $100,000 to a 1-Year -10% Floor with Cap Strategy and the Cap for the Term is 14%. You do not take any withdrawals during that Term, which means that your Investment Base at the end of that Term is $100,000. You have not made a Performance Lock election.

	At Final Market Close of Term	At Final Market Close of Term
Assumed Rise or fall in Index	+16%	–16%
Increase or decrease percentage	+14% (16% > 14% Cap)	–10% (–16%< –10%)
Dollar amount of increase or decrease	+14,000 ($100,000 x 14%)	–10,000 ($100,000 x –10%)
Strategy value at end of Term	$114,000 ($100,000 + $14,000)	$90,000 ($100, 000 –$10,000)

Buffer with Performance Trigger Strategy

Here are the formulas that we use to calculate the Strategy value at the end of a Term of a Buffer with Performance Trigger Strategy.

Strategy value at end of Term = Investment Base + dollar amount of increase or decrease

Dollar amount of increase or decrease = Investment Base x increase or decrease percentage

Increase percentage = the Trigger Rate, applied when Index returns are positive or zero

Decrease percentage = any net fall in the Index for the Term to the extent it is greater than the Buffer

Example. At the beginning of a Term, you allocate $100,000 to a 1-Year 10% Buffer with Performance Trigger Strategy and the Trigger Rate for the Term is 11%. You do not take any withdrawals during that Term, which means that your Investment Base at the end of that Term is $100,000.

	At Final Market Close of Term	At Final Market Close of Term	At Final Market Close of Term	At Final Market Close of Term
Assumed Rise or fall in Index	+16%	0%	–6%	–16%
Increase or decrease percentage	+11% (11% Trigger Rate)	+11% (11% Trigger Rate)	0% (–6%> –10%)	–6% (–16%< –10%)
Dollar amount of increase or decrease	+11,000 ($100,000 x 11%)	+11,000 ($100,000 x 11%)	0 ($100,000 x 0%)	–6,000 ($100,000 x –6%)
Strategy value at end of Term	$111,000 ($100,000 + $11,000)	$111,000 ($100,000 + $11,000)	$100,000 ($100, 000 –$0)	$94,000 ($100, 000 – $6,000)

Buffer with Dual Performance Trigger Strategy

Here are the formulas that we use to calculate the Strategy value at the end of a Term of a Buffer with Dual Performance Trigger Strategy.

Strategy value at end of Term = Investment Base + dollar amount of increase or decrease

Dollar amount of increase or decrease = Investment Base x increase or decrease percentage

Increase percentage = the Trigger Rate, applied when Index returns are zero, positive, or negative but do not exceed the Buffer

Decrease percentage = any net fall in the Index for the Term to the extent it is greater than the Buffer

Example. At the beginning of a Term, you allocate $100,000 to a 1-Year 10% Buffer with Dual Performance Trigger Strategy and the Trigger Rate for the Term is 8%. Because this is a Dual Performance Trigger Strategy, the Index change must be zero, positive, or negative up to the 10% Buffer in order to qualify for the Trigger Rate. You do not take any withdrawals during that Term, which means that your Investment Base at the end of that Term is $100,000.

	At Final Market Close of Term	At Final Market Close of Term	At Final Market Close of Term	At Final Market Close of Term
Assumed Rise or fall in Index	+16%	0%	–6%	–16%
Increase or decrease percentage	+8% (8% Trigger Rate)	+8% (8% Trigger Rate)	+8% (8% Trigger Rate)	–6% (–16%< –10%)
Dollar amount of increase or decrease	+8,000 ($100,000 x 8%)	+8,000 ($100,000 x 8%)	+8,000 ($100,000 x 8%)	–6,000 ($100,000 x –6%)
Strategy value at end of Term	$108,000 ($100,000 + $8,000)	$108,000 ($100,000 + $8,000)	$108,000 ($100,000 + $8,000)	$94,000 ($100, 000 –$6,000)

INDEXED STRATEGY VALUE BEFORE END OF TERM

Before the final Market Day of a Term, unless you have made a Performance Lock election, the value of an Indexed Strategy is the Investment Base increased or decreased by the Daily Value Percentage. If you have made a Performance Lock election, then the normal rules set out in this section do not apply, and the value after the effective date of the Performance Lock election through the end of the Term is determined as described under Indexed Strategy Value After Performance Lock Election section below. See “Contract Adjustments” in the Statement of Additional Information for more details, including examples illustrating the operation of the Daily Value Percentage adjustment.

In the absence of a Performance Lock election, here are the formulas that we use to calculate the Strategy value before the end of a Term.

Strategy value before end of Term = Investment Base + dollar amount of increase or decrease

Dollar amount of increase or decrease = Investment Base x Daily Value Percentage

Daily Value Percentage = Net Option Price – Residual Option Cost – Trading Cost

Net Option Price

The Net Option Price is one part of the formula used to calculate Daily Value Percentage. The Net Option Price is based on the calculated prices of hypothetical options that represent the projected changes in the Index over the full Term. The model we use to price those options is described in the Option Prices section of the Statement of Additional Information. For more information on how the Net Option Price is calculated for each strategy, see “Contract Adjustments” in the Statement of Additional Information.

Residual Option Cost

The Residual Option Cost is one part of the formula used to calculate Daily Value Percentage. The Residual Option Cost starts with the Net Option Price at the beginning of a Term, which is calculated using the formulas set out above. That Net Option Price is then multiplied by the time remaining in the Term as a percentage of the length of the Term.

The Residual Option Cost as of a Market Close is a percentage equal to: (1) the Net Option Price for the Strategy at the beginning of the Term; multiplied by (2) the number of days remaining until the final Market Close of the Term divided by 365 for a one-year Term or by 2,192 days for a six-year Term.

Trading Cost

The Trading Cost is one part of the formula used to calculate Daily Value Percentage. The Trading Cost as of a Market Close is the estimated cost of selling the hypothetical options before the end of a Term to the extent not already reflected in the option price. It is a percentage that reflects the average market difference between option bid-ask average prices and option bid prices. We may change the Trading Cost at any time due to changes in option prices.

Maximum Loss Before the End of a Term

If you Surrender your Contract or take a withdrawal before the end of a Term, there is no set maximum loss because the Indexed Strategy value is determined using the Daily Value Percentage. The loss on a Floor Strategy may exceed the Floor, the loss on a Downside Participation Rate Strategy may exceed the 50% Downside Participation Rate, a 10% Buffer Strategy may not receive the benefit of the 10% Buffer, a 20% Buffer Strategy may not receive the benefit of the 20% Buffer, because the use of the Daily Value Percentage means that the Residual Option Cost and Trading Cost are subtracted from the Strategy value. The Residual Option Cost and Trading Cost are determined each time the Daily Value Percentage is calculated. As a result, in extreme circumstances, an Indexed Strategy may have no value before the end of a Term, meaning that you would suffer the loss of 100% of your principal and any prior earnings in that Strategy if, before the end of the Term, you were to Surrender or annuitize your Contract, elect a Performance Lock, or a Death Benefit becomes payable.

INDEXED STRATEGY VALUE AFTER PERFORMANCE LOCK ELECTION

Performance Lock is an election to lock in the Daily Value Percentage for the remainder of a Term of an Indexed Strategy. You can make a Performance Lock election for each Term of an S&P 500 Strategy (excluding the three Trigger Strategies) and for each Term of a First Trust Barclays Edge Strategy. For Contracts with a Contract Effective Date on or after May 21, 2025, you may also make a Performance Lock election for each Term of a Russell 2000 Strategy. A Performance Lock election is not available for Contracts issued in Missouri with a Contract Effective Date before May 21, 2025. Only one performance lock election may be made for a given Term of a Strategy.

You may make a Performance Lock election by a Request in Good Order received prior to the third to last Market Close of a Term. A Performance Lock election for a Term is effective on the second Market Close following our receipt of your Request in Good Order. Once we receive your Request in Good Order, a Performance Lock election for a Term cannot be changed or revoked. You may access Daily Value Percentage information for the Indexed Strategies as of the previous day’s Market Close by calling 1-800-789-6771 or by accessing your account online at www.massmutualascend.com.

If you make a Performance Lock election for a Term of a given Strategy, then the normal rules described in the Indexed Strategy Value at End of Term section and the Indexed Strategy Value Before End of Term section do not apply. Instead, beginning with the second Market Close after our receipt of the election, the Strategy value before the end of the Term and the Strategy value at the end of the Term is based on the Daily Value Percentage as locked at that second Market Close. This means that the Daily Value Percentage as of that second Market Close will apply from that date on through the end of the Term.

Because a Performance Lock election is effective on the second Market Close following receipt of the election, you will not be able to determine in advance the locked Daily Value Percentage that will apply to the Indexed Strategy at the time you make a Performance Lock election. The locked Daily Value Percentage could be negative, even if it is positive on the day you request a Performance Lock. The locked Daily Value Percentage could be negative, which could result in significant loss, even if the Index has risen since the start of the Term. When you elect a Performance Lock, your ending Strategy value will not be based on the ending Index value on the last day of the Term, which means you will not benefit from any rise in the Index during the balance of the Term and may earn less than you would have if you had not made a Performance Lock election. If the Daily Value Percentage is negative, you could lock in a loss, and the loss could be significant. Before electing a Performance Lock, you should consult with a financial advisor.

Beginning on that second Market Close and continuing through the end of the Term, the value of an Indexed Strategy is equal to:

•	the Investment Base on that day; plus

•	any increase for a positive Daily Value Percentage, as locked on that second Market Close; or minus

•	any decrease for a negative Daily Value Percentage, as locked on that second Market Close.

A Performance Lock election does not affect the Investment Base. After a Performance Lock election is effective, except for withdrawals and Market Value Adjustments, the value of a locked Strategy will not change until the start of the next Term.

If a Performance Lock election for a Strategy is permitted under your Contract, and your election takes effect before the last year of a 6-year Term, then the Term for that Strategy will end on the next anniversary of the Term start date. If you take no action and do not send us a relocation request by that anniversary, then:

•

For a shortened Term of the S&P 500 6-Year 10% Buffer with Upside Participation Rate Indexed Strategy, we will apply the ending value to a new Term of the S&P 500 1-Year 10% Buffer with Cap Indexed Strategy.

•	For a shortened Term of the S&P 500 6-year 20% Buffer with Upside Participation Rate Strategy, we will apply the ending value to a new Term of the S&P 500 1-Year 20% Buffer with Cap Indexed Strategy.

•

For a shortened Term of the Russell 2000 6-Year 10% Buffer with Upside Participation Rate Indexed Strategy, we will apply the ending value to a new Term of the Russell 2000 1-Year 10% Buffer with Cap Indexed Strategy, or if not available under your Contract, to a new Term of the S&P 500 1-Year 10% Buffer with Cap Strategy.

•

For a shortened Term of the Russell 2000 6-Year 20% Buffer with Upside Participation Rate Indexed Strategy, we will apply the ending value to a new Term of the Russell 2000 1-Year 20% Buffer with Cap Indexed Strategy, or if not available under your Contract, to a new Term of the S&P 500 1-Year 20% Buffer with Cap Strategy.

Performance Lock Examples

Examples. Here are three examples that show how the Performance Lock election works for an S&P 500, First Trust Barclays Edge, or Russell 2000 Indexed Strategy. In each example, we assume that Performance Lock election is effective on day 90 of a 1-year Term.

Assumptions

Option Price Assumptions	Price at Start of Term (as a Percentage of Index at Start of Term)	Price on Lock Effective Date (as a Percentage of Index at Start of Term)
ATM Call Option Price	6.00%	7.47%
OTM Call Option Price	1.15%	1.81%
ATM Put Option Price	5.40%	3.36%
OTM Put Option Price	4.50%	2.80%

Strategy Assumptions
Investment Base for each Strategy at Term end	$100,000
Cap for 1-year Term	11%

Example 1: 50% Downside Participation Rate with Upside Participation Rate Strategy

Lock effective date ATM Call Option Price x Upside Participation Rate	5.60%	(75% of 7.47%)
(Lock effective date ATM Put Option Price x Downside Participation Rate)	– 1.68%	(50% of 3.36%)
Net Option Price on Lock Effective Date	= 3.92%
Initial ATM Call Option Price x Upside Participation Rate	4.50%	(75% of 6.00%)
(Initial ATM Put Option Price x Downside Participation Rate)	– 2.70%	(50% of 5.40%)
Net Option Price	= 1.80%
Amortization Factor for days remaining to final Market Day of Term	x75.34%	(275 / 365)
Residual Option Cost on Lock effective date	1.36%
Net Option Price	3.92%
Residual Option Cost	–1.36%

Assumed Trading Cost	– 0.15%
Locked Daily Value Percentage	= 2.41%
Increase as a dollar amount as Term end	$2,410	($100,000 x 2.41%)
Value of 50% Downside Participation Rate with Upside Participation Rate Strategy at Term end	$102,410	($100,000 + $2,410)

Example 2: 10% Buffer with Cap Strategy

Lock effective date ATM Call Option Price – OTM Call Option Price	5.66%	(7.47% – 1.81%)
Lock effective date OTM Put Option Price	–2.80%
Net Option Price on Lock effective date	= 2.86%
Initial ATM Call Option Price – Initial OTM Call Option Price	4.85%	(6.00% – 1.15%)
Initial OTM Put Option Price	– 4.50%
Net Option Price	= 0.35%
Amortization Factor for days remaining from Lock effective date to final Market Day of Term	x75.34%	(275 / 365)
Residual Option Cost on Lock effective date	0.26%
Net Option Price	2.86%
Residual Option Cost	–0.26%
Assumed Trading Cost	– 0.15%
Locked Daily Value Percentage	= 2.45%
Dollar amount of increase at Term end	$2,450	($100,000 x 2.45%)
Value of 10% Buffer with Cap Strategy at Term end	$102,450	($100,000 + $2,450)

Example 3: -10% Floor with Cap Strategy

Lock effective date ATM Call Option Price – OTM Call Option Price	5.66%	(7.47% – 1.81%)
(Lock effective date ATM Put Option Price – OTM Put Option Price)	– 0.56%	(3.36% – 2.80%)
Net Option Price on Lock effective date	= 5.10%
Initial ATM Call Option Price – Initial OTM Call Option Price	4.85%	(6.00% – 1.15%)
- (Initial ATM Put Option Price – Initial OTM Put Option Price)	– 0.90%	(5.40% – 4.50%)
Net Option Price	= 3.95%
Amortization Factor for days remaining from Lock effective date to final Market Day of Term	x75.34%	(275 / 365)
Residual Option Cost on Lock effective date	= 2.98%
Net Option Price	5.10%
Residual Option Cost	– 2.98%
Assumed Trading Cost	– 0.15%
Locked Daily Value Percentage	= 1.97%
Dollar amount of increase at Term end	$1,970	($100,000 x 1.970%)
Value of -10% Floor with Cap Strategy at Term end	$101,970	($100,000 + $1,970)

Examples. Here is an example that shows how the Performance Lock election works with a six-year 10% Buffer with Upside Participation Rate Strategy. In this example, we assume that the Performance Lock election is effective on day 2010 of a six-year Term.

Assumptions for Example 4

Option Price Assumptions	Price at Start of Term (as a Percentage of Index at Start of Term)	Price on Lock Effective Date (as a Percentage of Index at Start of Term)
ATM Call Option Price	20.59%	18.04%
OTM Put Option Price	15.47%	16.35%
Strategy Assumptions
Investment Base for each Strategy at end of Term			$100,000
Upside Participation Rate for 6-year Term			130%
Days remaining to last Market Day of 6-year Term			182
Trading Cost Assumption	2.03%

Example 4: 10% Buffer with Upside Participation Rate Indexed Strategy

Lock Effective Date ATM Call Option Price x Upside Participation Rate	23.45%	(130% of 18.04%)
Lock Effective Date OTM Put Option Price	– 16.35%

Net Option Price on Lock effective date	= 7.10%
Initial ATM Call Option Price x Upside Participation Rate	26.77%	(130% of 20.59%)
Initial OTM Put Option Price	– 15.47%
Net Option Price	= 11.30%
Amortization Factor for days remaining from Lock effective date to final Market Day of Term	x8.30%	(182 / 2192)

Residual Option Cost on Lock effective date	0.94%
Net Option Price	7.10%
Residual Option Cost	– 0.94%
Assumed Trading Cost	– 2.03%

Locked Daily Value Percentage	= 4.13%

Increase as a dollar amount at Term end	$4,130	($100,000 x 4.13%)
Value of 10% Buffer with Upside Participation Rate Strategy at Term end	$104,130	($100,000 + $4,130)

INDEXES

Any allocation to an Indexed Strategy does not represent an investment in an Index or in any securities or other assets included in an Index.

S&P 500 Index

The S&P 500® Index is designed to reflect the large-cap sector of the U.S. equity market and, due to its composition, it also represents the U.S. equity market in general. It includes 500 leading companies and captures approximately 80% coverage of available market capitalization. The S&P 500 Index does not include dividends declared by any of the companies in this index. Consequently, any positive change in the Index over a Term will be lower than the total return on a direct investment in the stocks that comprise the S&P 500 Index. The S&P 500 Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.

SPDR Gold Shares ETF

The SPDR Gold Shares ETF represent units of beneficial interest in, and ownership of, the SPDR Gold Trust, an exchange traded fund that holds gold bullion. The investment objective of the trust is for the shares to reflect the performance of the price of gold bullion, less the trust’s expenses. The shares are designed to mirror as closely as possible the price of gold, and the value of the shares relates directly to the value of the gold held by the trust, less its liabilities. The value of the gold held by the trust is determined using the London Bullion Market Association (LBMA) Gold Price PM.

The SPDR Gold Shares ETF Index deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the Index to underperform a direct investment in gold bullion. The Gold Shares trade on the NYSE Arca under the symbol GLD. For more information, visit www.spdrgoldshares.com.

iShares MSCI EAFE ETF

The iShares MSCI EAFE ETF is an exchange traded fund that seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada (MSCI EAFE Index). This underlying index includes stocks from Europe, Australasia, and the Far East. It may include large- or mid-capitalization companies. The components of the underlying index, and the degree to which these components represent certain industries and/or countries, are likely to change over time. The fund’s adviser uses an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the underlying index. The iShares MSCI EAFE ETF Index deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the ETF to underperform a direct investment in the securities composing the ETF.

The fund’s shares trade on the NYSE Arca under the symbol EFA.

First Trust Barclays Edge Index

The First Trust Barclays Edge Index is designed to combine capital strength and value equity investment methodologies with a mix of US Treasury futures indexes for the potential to provide stable returns over time. The First Trust Barclays Edge Index consists of an equity component that combines stocks from the Capital Strength Index and the Value Line® Dividend Index. The Capital Strength Index starts with the largest 500 companies in the NASDAQ US benchmark index and then reduces the selection universe by screening for companies that meet minimum criteria including cash and/or short-term investments on their balance sheets, low debt-to-market cap ratios and attractive return-on-equity. It then selects the top 50 names from this smaller universe based on low historical volatility. The Value Line Dividend Index starts with the universe of stocks published in its The Value Line Investment Survey publication and then selects those with a Value Line® Safety Rank of 1 or 2, with attractive dividends and market cap of one billion dollars or above. It then equally weights all stocks that meet those conditions (generally, around 160-200 stocks). The First Trust Barclays Edge Index then combines the stocks represented in The Capital Strength Index and the Value Line Dividend Index with an equal-weight assigned to each underlying index and rebalanced back to equal-weight on a monthly basis. Furthermore, since the index is on an excess return basis (i.e., it returns the index performance in excess of risk-free rates), the risk-free return is deducted from the equity underliers. The risk-free rate used in this calculation is the U.S. Fed Funds Rate published by the Federal Reserve of New York (ticker: FEDL01) for each day divided by 360 as outlined in the Index Rulebook. No such adjustment is needed to the US Treasury futures indexes as these securities returns are naturally on an excess return basis. The First Trust Barclays Edge Index deducts fees and costs when calculating Index performance. This will reduce the Index’s return and cause the Index to underperform a direct investment in the securities composing the Index.

The Index uses an optimizer to evaluate its exposure to stocks and US Treasury futures indexes on a daily basis to target a 7% volatility level. This volatility control mechanism aims to target or limit the volatility of the index return over time by adjusting the exposure of the index constituents through a rules-based process called mean-variance optimization. The optimizer defines risk using both shorter- and longer-term measures of historical realized volatility. It then seeks to determine the allocations between the equity and US Treasury futures index that produce the highest expected return for the target volatility level, subject to constraints. Depending on the constraints of the optimizer at the time, the Index may or may not allocate to the US Treasury futures indexes. When the volatility measures are low, the index can have exposure greater than 100%. However, the optimizer is constrained such that the exposure can never be greater than 225%. Likewise, when volatility is high, the index exposure can be less than 100%. In addition, the First Trust Barclays Edge Index generally rebalances based on end-of-day values in the event there is a deviation in the index component weights of 10% or more, on an absolute basis, from the previous index rebalance value.

For more information visit https://www.ftindexingsolutions.com/

The performance of the First Trust Barclays Edge Index reflects the deduction of operating costs and rebalancing costs from the valuation of the underlying indexes. These costs, deducted as an annualized percentage on a daily basis, are fixed for the underlying indexes. The operating costs for the First Trust Barclays Edge Index range from 0.20% to 0.60%, and the rebalancing costs for the First Trust Barclays Edge Index range from 0.02% to 0.03%. The operating costs represent an estimate of the costs that would be incurred to buy and sell the index components. The rebalancing costs represent an estimate of the costs that would be incurred each time the Index rebalances due to changes in weightings of the Index components. The deduction of these costs occurs at the First Trust Barclays Edge Index level (i.e., the return on the First Trust Barclays Edge Index is reduced based on the applicable operating and rebalancing costs).

Russell 2000 Index

The Russell 2000® Index measures the performance of the small-cap segment of the US equity universe. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

The Russell 2000® Index includes approximately 2,000 of the smallest companies, based on a combination of their market cap and current index membership, from the Russell 3000® Index. The Russell 3000® Index measures the performance of the largest 3,000 US companies, which represents the vast majority of the investable US equity market.

Compared to mid- and large-cap companies, small-cap companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile.

The Russell 2000® Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.

Index Values

For Indexed Strategies that use the S&P 500 Index, Russell 2000 Index, or the First Trust Barclays Edge Index, the Index is the level of the S&P 500 Index, Russell 2000 Index, or the First Trust Barclays Edge Index for the applicable Market Close. For Indexed Strategies that use the SPDR Gold Shares ETF, or the iShares MSCI EAFE ETF, the Index is the applicable exchange-traded fund’s share price on the NYSE Arca at the applicable Market Close.

We will use consistent sources to obtain the values of an Index. We currently obtain the values for the S&P 500 Index and the SPDR Gold Shares ETF from S&P Dow Jones Indices LLC, the values for the iShares MSCI EAFE ETF from BlackRock, Inc., the values for the First Trust Barclays Edge Index from Bloomberg Index Services Limited, and the values for the Russell 2000 Index from FTSE Russell. If those sources are no longer available, we will select an alternative published source(s) to obtain such values.

Additional Index information, including disclaimers, may be found in Appendix D.

Historical Index Returns

The bar charts shown below provide each Index’s annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index returns after applying a hypothetical 5% cap and a hypothetical -10% buffer. The chart illustrates the variability of the returns from year to year and shows how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance.

The performance below is NOT the performance of any Indexed Strategy. Your performance under the Contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and Positive Return Factor and Negative Return Factor than the Indexed Strategy does, and does not reflect Contract fees and charges, including Market Value Adjustments or Daily Value Percentage adjustments, which reduce performance.

*

The S&P 500 Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.

*The SPDR Gold Shares ETF Index deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the Index to underperform a direct investment in gold bullion.

*The iShares MSCI EAFE ETF Index deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the Index to underperform a direct investment in the securities composing the Index.

*The First Trust Barclays Edge Index is an “excess return index” that subtracts a risk-free interest rate from the price and dividend return of the securities. It also deducts fees and costs when calculating Index performance. This will reduce the Index’s return and cause the Index to underperform a direct investment in the securities composing the Index.

*The Russell 2000® Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.

Index Replacement

We may replace or adjust an Index or rate, or the specified market to measure it, if the external market index or rate stops being published or the publication schedule is changed, the calculation of the external market index or rate is changed significantly, the investment fund terminates or there is a significant change in its investment objectives, strategies, or operations, the investment fund or commodity stops being traded on a specified market or the specified market declines in importance, we lose our license or permission to use the index or rate, we determine that hedging instruments are difficult to acquire or the cost of hedging becomes excessive, or under other circumstances approved by regulators. We may do so at the end of a Term or during a Term. We will notify you in writing at least 30 days before we replace an Index.

We would attempt to choose a replacement Index that is similar to the old Index. To determine if a new Index is similar, we will consider factors such as asset class, index composition, strategy, or methodology inherent to the index and index liquidity.

If we replace or adjust an Index connected to an Indexed Strategy during a Term, we will calculate the rise and fall in the Index using the old Index up until the replacement date. After the replacement date, we will calculate the rise and fall in the Index using the new Index, but with a modified start of Term value for the new Index. The modified start of Term value for the new index will reflect the rise or fall in the Index for the old Index from the start of the Term to the replacement or adjustment date.

If we replace or adjust an Index, the Positive Return Factor rate for the Term and the Negative Return Factor rate will not change.

Examples. These examples are intended to show how we would calculate the Strategy value on any day during a Term if we have replaced the Index used to calculate Strategy values during the Term. These examples assume: (1) you allocate $50,000 to an Indexed Strategy with a Cap of 8%; (2) the replacement is made on day 90 of the Term; and (3) no Performance Lock election has been made. To simplify the example, we assume that you take no withdrawals during the Term.

Example 1. This example illustrates a situation where the old Index has risen at the time of its replacement.

Rise or Fall of Index on Replacement Date for Old Index
Old Index at Term start	1000
Old Index on replacement date	1050
Rise or fall of old Index on replacement date	(1050 – 1000) /1000 = 5.00%

The 5% rise in the old Index on the replacement date is then used to calculate the modified start of Term value for the new Index.

Modified Start of Term Value for New Index
Rise in old Index on replacement date	5.00%
New Index on replacement date	1785
Modified start of Term value for new Index	1785 /(100% + 5.00%) = 1700

The modified start of Term value for the new Index is then used to calculate the Indexed Strategy value on any date after the replacement date, including the value at the Term end.

Indexed Strategy Value at Term End
Investment Base at Term start	$50,000
Modified start of Term value for new Index	1700
Value of new Index at Term end	1853
Rise in new Index	(1853 – 1700) /1700) = 9.00%
Cap	8.00%
Rise in new Index limited by Cap	8.00%
Increase as a percentage	8.00% x 100% = 8.00%
Dollar amount of increase	$50,000 x 8.00% = $4,000
Strategy value at Term end	$50,000 + $4,000 = $54,000

Example 2. This example illustrates a situation where the old Index has fallen at the time of its replacement.

Change in Index on Replacement Date for Old Index
Old Index at Term start	1000
Old Index on replacement date	950
Change in old Index on replacement date	(950 – 1000) /1000 = –5.00%

The 5% fall in the old Index on the replacement date is then used to calculate the modified start of Term value for the new Index.

Modified Start of Term Value for New Index
Change in old Index on replacement date	–5.00%
New Index on replacement date	1786
Modified start of Term value for new Index	1786 /(100% -5.00%) = 1880

The modified start of Term value for the new Index is then used to calculate the Indexed Strategy value on any date after the replacement date, including the value at the Term end.

Indexed Strategy Value at Term End
Investment Base at Term start	$50,000
Modified start of Term value for new Index	1880
Value of new Index at Term end	1598
Change in new Index	(1598 – 1800) /1700) = – 15.00%
Floor	–10%
Change in new Index limited by Floor	–10.00%
Change as a percentage	–10.00% x 100% = – 10.00%
Dollar amount of change	$50,000 x – 10.00% = – $5,000
Strategy value at Term end	$50,000 –$5,000 = $45,000

Example. This example is intended to show how we would calculate the MVA if we have replaced the MVA Index. These examples assume the replacement is made on the second Contract Anniversary.

Example 1. This example illustrates a situation where the old MVA Index has risen at the time of its replacement.

Rise or Fall of MVA Index on Replacement Date for Old MVA Index
Old MVA Index on Contract Effective Date	4%
Old MVA Index on replacement date	6%
Market Value Adjustment on replacement date	(4% – (6% + 0.25%) x 4 = – 9.00%

The 2% rise in the old MVA Index on the replacement date is then used to calculate the modified Contract Effective Date value for the new MVA Index.

Modified Contract Effective Date Value for New MVA Index
Rise in old MVA Index on replacement date	(6% – 4%) /4% = 50%
New MVA Index on replacement date	6.75%
Modified Contract Effective Date value for new MVA Index	6.75% /(100% + 50%) = 4.5%

The modified Contract Effective Date value for the new MVA Index is then used to calculate Market Value Adjustment on any date after the replacement date.

Market Value Adjustment on third Contract Anniversary
Value of new MVA Index on third Contract Anniversary	5.5%
Modified Contract Effective Date value for new MVA Index	4.5%
Market Value Adjustment on third Contract Anniversary	(4.5% – (5.5% + 0.25%) x 3 = – 3.75%

DECLARED RATE STRATEGY

The Declared Rate Strategy is credited with interest daily that results in an effective yield equal to the Declared Rate with annual compounding.

Information regarding the features of the Declared Rate Strategy, including its Term and its minimum guaranteed interest rate, is available in an appendix to the prospectus. See “Appendix A: Investment Options Available Under the Contract”.

Declared Rates

We will set the Declared Rate for a Term before that Term starts. It will be guaranteed for the entire Term.

As long as we receive your application for the Contract within eight days after you sign it, the Declared Rate for the Term that begins on the first Strategy Application Date will be available on our website (www.massmutualascend.com/index-achiever) on the date you signed the application and before the date of any Purchase Payment to which the Declared Rate will apply. If we receive the application for the Contract within eight days after the date you sign it, we will guarantee the Declared Rate on the date you signed the application for three Strategy Application Dates from the date of the application.

If we receive the signed application within eight days after the date you sign it, then:

•	For an initial Term starting on the first Strategy Application Date on or after the application date, the Declared Rate will be the rate in effect on the date you signed the application.

•

For an initial Term starting on one of the next two Strategy Application Dates, the Declared Rate will be the higher of the rate in effect on the date you signed the application or the rate otherwise in effect for that Strategy Application Date.

•	For any initial Term starting on a later Strategy Application Date, the Declared Rate will be the rate in effect for that Strategy Application Date.

If we receive the signed application more than eight days after the date you sign it, then the guarantee does not apply and the Declared Rate for each Initial Term will be the Declared Rate in effect for that Strategy Application Date.

We may set a different Declared Rate for each subsequent Term. For a Term, different rates may apply with respect to amounts attributable to Purchase Payments received on different dates.

At least 10 days before the next Term starts, we will post the Declared Rate that will apply to the Declared Rate Strategy for that next Term on our website (www.massmutualascend.com/index-achiever). You should consider this renewal information before finalizing your renewal or reallocation decision.

In any event, the Declared Rate for a Term will never be less than the guaranteed minimum interest rate from 0.15% to 3.0% set out in the Declared Rate Strategy endorsement included in your Contract. If you purchase a Contract to replace an existing annuity contract or insurance policy, you have 30 days to cancel the Contract. The right to cancel period may be longer in some states. The guaranteed minimum interest rate set out in the endorsement will never be less than the minimum interest rate required for fixed annuity contracts on the Contract Effective Date under the Standard Nonforfeiture Law of the state in which your Contract is issued.

Term

Each Term of the Declared Rate Strategy is one year long and will start and end on a Strategy Application Date. A new Term will start at the end of the preceding Term.

If you make only one Purchase Payment or you make all of your Purchase Payments before the initial Strategy Application Date, then each Term of the Declared Rate Strategy will end on the same date in any given year. If you make a Purchase Payment after the initial Strategy Application Date, then your Purchase Payments will be applied to the Crediting Strategies on different Strategy Application Dates. In this case, the Declared Rate Strategy will have Terms that end on different dates in any given year.

Declared Rate Strategy Value

The value of the Declared Rate Strategy is equal to:

•	the amounts applied to the Strategy at the start of the current Term; minus

•	each withdrawal taken from the Strategy during the current Term; plus

•	interest that we have credited on the balances in the Strategy for the current Term.

The rise or fall of an Index does not affect the value of the Declared Rate Strategy. A withdrawal from the Declared Rate Strategy reduces the Declared Rate Strategy value by an amount equal to the withdrawal.

Allocation Limit

When a Purchase Payment is applied to Crediting Strategies, the percentage of the Purchase Payment Account applied to the Declared Rate Strategy cannot exceed the Allocation Limit of 12% of your Account Value. If you allocate funds to the Declared Rate Strategy in excess of the 12% Allocation Limit, we will apply the excess funds to the S&P 500 -10% Floor with Cap Indexed Strategy. When ending values are reallocated to Crediting Strategies at the end of a Term, the percentage of the Account Value to be applied to the Declared Rate Strategy cannot exceed the Allocation Limit. If you do not make a request to reallocate the ending values of your Crediting Strategies for a given Term, the ending value of the Declared Rate Strategy will be applied to a new Term of that same Strategy even if it exceeds the Allocation Limit for the Declared Rate Strategy.

ACCESSING YOUR CONTRACT VALUES

Cash Benefit

Surrender

You may Surrender your Contract at any time before the earlier of: (1) the Annuity Payout Initiation Date; or (2) a death for which a Death Benefit is payable. The right to Surrender may be restricted if your Contract is purchased under an employer plan subject to IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuity plans), or IRC Section 457(b) (governmental deferred compensation plans).

The amount paid upon Surrender is the Surrender Value. If you Surrender your Contract on a day that is not the end of a Term, the Surrender Value is based on the Daily Value Percentage of each Indexed Strategy (or the locked Daily Value Percentage if you have made a Performance Lock election). The Daily Value Percentage could be negative, which could result in significant loss, even if the Index has risen since the start of the Term.

The amount paid on Surrender is subject to income tax to the extent that it represents Contract earnings or pre-tax contributions. If received before age 59 1⁄2, the taxable portion of the amount paid on Surrender may also be subject to an additional 10% federal penalty tax.

A Surrender must be made by a Request in Good Order. If you Surrender your Contract, the Contract terminates.

Withdrawals

You may take a withdrawal, including a withdrawal to pay advisory fees, from your Contract at any time before the earliest of: (1) the Annuity Payout Initiation Date; (2) a death for which a Death Benefit is payable; or (3) the date that this Contract is Surrendered. The right to withdraw may be restricted if your Contract is purchased under an employer plan subject to IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuity plans), or IRC Section 457(b) (governmental deferred compensation plans).

A withdrawal must be made by a Request in Good Order. The amount of any withdrawal must be at least $500 unless the withdrawal is taken to pay advisory fees. If the withdrawal would reduce the Account Value to less than the minimum value of $5,000, we will treat the withdrawal request as a request to withdraw the maximum amount that may be taken without reducing your Account Value to less than $5,000.

We will withdraw funds from your Account Value as of the date on which we receive your Request in Good Order or any later specified effective date. You may designate the Crediting Strategy or Strategies from which a withdrawal will be taken by a Request in Good Order prior to the date of the withdrawal. If you do not make a designation, we will take the withdrawal from the Crediting Strategies in the following order:

•	first proportionally from funds, if any, that then qualify for a waiver of the Market Value Adjustment pursuant to the provisions of a Crediting Strategy endorsement;

•	then from the Purchase Payment Account;

•	then proportionally from the Declared Rate Strategies; and

•

proportionally from Indexed Strategies having the shortest Term (meaning the withdrawal will be taken proportionally from Indexed Strategies with 1-year Terms, and then proportionally from Indexed Strategies having 6-year Terms).

Effect of Withdrawals

A withdrawal (including any withdrawals to pay advisory fees) reduces the Account Value, which in turn reduces the amount payable upon Surrender, applied to the Annuity Payout Benefit, or payable as the Death Benefit. In addition, a withdrawal will proportionally reduce the Death Benefit Return of Premium Guarantee. Please see the example on page 62.

A withdrawal from an Indexed Strategy during the first six Contract Years (other than to pay advisory fees) will be subject to a Market Value Adjustment, which could be negative and could result in significant loss. When you request a withdrawal that may be subject to a Market Value Adjustment, you must tell us whether we are to adjust the amount we pay to you by the Market Value Adjustment, or whether we should pay you the specific amount and adjust your remaining Account Value to pay a negative Market Value Adjustment or receive the benefit of a positive Market Value Adjustment.

If a withdrawal and any related Market Value Adjustment is taken from an Indexed Strategy before the end of a Term, the reduction in the Strategy value is determined by the Daily Value Percentage on the date of the withdrawal. The Investment Base used to calculate the Strategy value through the end of that Term will also be reduced. The reduction in the Investment Base for a withdrawal and any related Market Value Adjustment is proportional to the reduction in the Strategy value. If the Daily Value Percentage is negative, these proportional reductions could be significantly larger than the dollar amount of the withdrawal. A reduction in the Investment Base for a Term will reduce the gain from any future rise in the Index during that Term.

The amount withdrawn is subject to income tax to the extent that it represents Contract earnings or pre-tax contributions. If received before age 59 1⁄2, the taxable portion of a withdrawal may also be subject to an additional 10% federal penalty tax.

Automated Withdrawals

You may elect to withdraw money from your Contract under any automated withdrawal program that we offer. Your Account Value must be at least $10,000 in order to make an automated withdrawal election. The minimum amount of each automated withdrawal payment is $100. Automated withdrawals will be taken from the Purchase Payment Account and Indexed Strategies of your Contract in the same order as any other withdrawal.

The Contract is intended for long-term investment purposes and the Contract and its Indexed Strategies may not be appropriate for investors who plan to take withdrawals (including automated withdrawals and required minimum distributions) during the first six Contract Years, because of the assessment of Market Value Adjustments, or who plan to take withdrawals during Indexed Strategy Terms, because of the application of the Daily Value Percentage.

Subject to the terms and conditions of the automated withdrawal program, you may begin or discontinue automated withdrawals at any time. You must give us at least 30 days’ notice to change any automated withdrawal instructions that are currently in place. Any request to begin, discontinue or change automated withdrawals must be a Request in Good Order. We reserve the right to discontinue offering automated withdrawals at any time.

Currently, we do not charge a fee to participate in an automated withdrawal program. However, we reserve the right to impose an annual fee in such amount as we may then determine to be reasonable for participation in the automated withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing an automated withdrawal, you should consult with your registered investment advisor.

•

Automated withdrawals during a Term from an Indexed Strategy will systematically reduce the Investment Base, which will reduce any subsequent increase in the Strategy value due to a positive Daily Value Percentage during that Term or a rise in the applicable Index at the end of that Term. Such reductions could be significant.

•

Unless a waiver applies, an automated withdrawal taken from an Indexed Strategy may be subject to a Market Value Adjustment, which could be negative and could result in significant loss, during the first six Contract Years.

•

If taken from an Indexed Strategy before the end of a Term, the value of an Indexed Strategy on an automated withdrawal date will reflect the Daily Value Percentage on that date. Any Strategy value before the end of a Term will almost always be less, perhaps significantly less, than the value suggested by the rise or fall of the Index. In extreme circumstances, an Indexed Strategy may have no value before the end of a Term due to the Daily Value Percentage, meaning that you would suffer the loss of 100% of your principal and any prior earnings in that Strategy if, before the end of the Term, you were to Surrender or annuitize your Contract, elect a Performance Lock, or a Death Benefit becomes payable.

•	Automated withdrawals could result in significant loss due to taxes and reduce your ability to take full advantage of any positive Index performance at the end of a Term.

Withdrawals to Pay Advisory Fees

You may authorize withdrawals from your Contract to pay advisory fees to a registered investment advisor with respect to the management of your Contract. Those fees cannot exceed 1.5% of the Account Value per year. The fees must relate only to investment advice rendered in connection with the Contract.

•

Based on a private letter ruling issued by the IRS to the Company and similar private letter rulings issued to other annuity providers, we will not report a withdrawal to pay advisory fees as taxable income to you if the conditions of the rulings are satisfied. However, tax laws are subject to change, and it is possible that in the future a withdrawal to pay fees could be subject to federal and state income taxes, and if you are under age 59 1⁄2, to a 10% federal penalty tax. Please see the information provided on page 71.

•

If the conditions of the rulings are not satisfied, we will report a withdrawal to pay advisory fees as taxable income to you, and your withdrawal may be subject to federal and state income taxes, and if you are under age 59 1⁄2, to a 10% federal penalty tax.

Withdrawals to pay advisory fees are treated like other withdrawals from the Contract, except that withdrawals to pay advisory fees are not subject to a Market Value Adjustment even if taken from an Indexed Strategy.

•

Withdrawals to pay advisory fees will be taken from the Purchase Payment Account, then from the Declared Rate Strategy, and then from the Indexed Strategies of your Contract in the same order as any other withdrawal.

•	Withdrawals to pay advisory fees reduce the Account Value, which in turn reduces the amount payable upon Surrender, applied to the Annuity Payout Benefit, or payable as the Death Benefit.

•	Withdrawals to pay advisory fees will proportionally reduce the Death Benefit Return of Premium Guarantee. Please see the example on page 62.

•

If taken from an Indexed Strategy before the end of a Term, the reduction in the value of an Indexed Strategy due to a withdrawal to pay advisory fees will be determined by the Daily Value Percentage on the date of the withdrawal.

•

If taken from an Indexed Strategy before the end of a Term, a withdrawal to pay advisory fees will proportionally reduce the Investment Base used to calculate changes in the value of the Indexed Strategy through the end of that Term, which may limit the effect of a further rise or fall in the Index.

•

Given the adverse consequences of withdrawing advisory fees from Indexed Strategies before the end of the Term, prior to authorizing the payment of advisory fees from your Contract values, please consult with your registered investment advisor about whether there are sufficient funds in the Declared Rate Strategy to pay those fees, and whether you should pay such fees from other assets.

Exchanges, Transfers, and Rollovers

An amount paid on a withdrawal or Surrender may be paid to or for another annuity or tax-qualified account in a tax-free exchange, transfer, or rollover to the extent allowed by federal tax law.

Annuity Payout Benefit

Under the Contract you may receive regular Annuity Payout Benefit payments for the duration of the period that you select. Once Annuity Payout Benefit payments start, you can no longer Surrender the Contract or take a withdrawal, no Death Benefit will be payable under your Contract, your Beneficiary designations will no longer apply, and the Crediting Strategies will no longer be available. The amount payable after death, if any, is governed by the Payout Option you select.

The Annuity Payout Benefit is payable if the Annuity Payout Initiation Date is reached before the earlier of: (1) a death for which a Death Benefit is payable; or (2) the date that this Contract is Surrendered.

Annuity Payout Benefit payments are subject to income tax to the extent that they represent Contract earnings or pre-tax contributions. If received before age 59 1⁄2, the taxable portion of Annuity Payout Benefits may also be subject to an additional 10% federal penalty tax.

Annuity Payout Initiation Date

The Annuity Payout Initiation Date is the first day of the first payment interval for which payment of the Annuity Payout Benefit is to be made. Annuity Payout Benefit payments are made at the end of each payment interval. This means that for annual payments, the first payment will be made one year after the Annuity Payout Initiation Date.

You may select the Annuity Payout Initiation Date by a Request in Good Order. We must receive your request before the last Market Close on or before the Annuity Payout Initiation Date you selected and at least 30 days before the first Annuity Payout Benefit payment is to be made.

•	The earliest Annuity Payout Initiation you may select is the first Contract Anniversary.

•

Unless we agree to a later date, the latest Annuity Payout Initiation Date you may select is the Contract Anniversary following your 95th birthday or the 95th birthday of a joint owner, if earlier. If the Owner is not a human being such as a trust or a corporation, then the Annuity Payout Initiation Date may not be later than the Contract Anniversary following the 95th birthday of the eldest Annuitant, unless we agree to a later date.

The earliest permitted date and the latest permitted date for the Annuity Payout Initiation Date are set out in the Contract Specifications section of your Contract. The latest permitted date may change if an Owner changes.

If you do not select an Annuity Payout Initiation Date by the latest permitted date, we may select it for you. We will notify you in writing at least 45 days before the date we select. We will give you an opportunity to select an earlier date.

Annuity Payout Amount

The amount of each payment under the Annuity Payout Benefit is determined on the Annuity Payout Initiation Date based on the Annuity Payout value on that date, the Payout Option that applies, the payment interval, an assumed interest rate, and for life options, the life expectancy of the Annuitant.

The Annuity Payout value is the amount that can be applied to the Annuity Payout Benefit is equal to: (1) the Account Value on the Annuity Payout Initiation Date; minus (2) premium tax or other taxes not previously deducted. If the Annuity Payout value is determined on a date other than the end of the Term, the Annuity Payout value will be based on the Daily Value Percentage or the locked Daily Value Percentage if you have made a Performance Lock election. The Daily Value Percentage could be negative, which could result in significant loss, even if the Index has risen since the start of the Term. Please see the “Indexed Strategy Value Before End of Term” section on page 46 or the “Indexed Strategy Value After Performance Lock Election” on page 47 for more information.

Form of Annuity Payout Benefit

You may elect to have the Annuity Payout Benefit paid in any form of Payout Option that is available under your Contract. The available Payout Options are described in the “Payout Options” section on page 63. You may elect a Payout Option by a Request in Good Order. We must receive your request before the last Market Close on or before the Annuity Payout Initiation Date and at least 30 days before the first Annuity Payout Benefit payment is to be made.

If we have selected the Annuity Payout Initiation Date and you have not elected a Payout Option, the Annuity Payout Benefit is paid in the form of annual payments as a Life Payout with Payments for at Least a Fixed Period. That fixed period will be 10 years or, if fewer, the maximum number of whole years permitted by any tax qualification endorsement.

Payee for Annuity Payout Benefit

Payment of the Annuity Payout Benefit generally is made to the surviving Owner(s) as the payee(s). In place of that, the surviving Owner(s) may elect for payment to be made as a tax-free exchange, transfer, or rollover, or for payment to be made to the Annuitant. That election must be made by a Request in Good Order that we receive at least 30 days before the payment date.

Payments that become due after the death of the payee are made to:

•	the surviving Owner(s); or if none

•	then to the surviving contingent payee(s) designated by the surviving Owner(s); or if none;

•	the estate of the last payee who received a payment.

The portion of any Annuity Payout Benefit remaining after the death of an Owner or Annuitant must be paid at least as rapidly as payments were being made at the time of such death.

You may designate a contingent payee by a Request in Good Order. If you designate your spouse as a contingent payee and your marriage ends before your death, then we will treat your former spouse as having predeceased you except in the following situations: (1) if a court order provides that the former spouse’s rights as a contingent payee are to continue; or (2) if the former spouse remains or becomes an Owner.

Death Benefit

A Death Benefit is payable under your Contract if you die before the Annuity Payout Initiation Date and before the Contract is Surrendered. If your spouse is your sole beneficiary and elects to become a successor owner of the Contract, then no Death Benefit will be payable on account of your death.

When the Owner is a non-natural person, a Death Benefit is payable under the Contract if the Annuitant dies before the Annuity Payout Initiation Date and before the Contract is Surrendered. For this purpose, a non-natural person is a trust, custodial account, corporation, limited liability company, partnership, or other entity.

Only one Death Benefit will be paid under the Contract. If a Death Benefit becomes payable, it will be in place of all other benefits under the Contract, and all other rights under this Contract will terminate except for rights related to the Death Benefit.

A Death Benefit payment is subject to income tax to the extent that it represents Contract earnings or pre-tax contributions.

Death Benefit Payout Date

•	If the Death Benefit is to be paid as a lump sum, then it will be paid as soon as practicable after receipt of Proof of Death.

•

If the Death Benefit is to be paid under a Payout Option, then we will apply the Death Benefit value to a Payout Option as soon as practicable after receipt of Proof of Death. That application date will be the first day of the first payment interval for which a payment is to be made. Death Benefit payments under a Payout Option are made at the end of each payment interval. This means that, for annual payments, the first payment will be made one year after that application date.

Death Benefit Amount

•	If the Death Benefit is paid in a lump sum, then it is equal to the Death Benefit value, increased by any additional post-death interest as required by law.

•

If the Death Benefit will be paid as a series of periodic payments under a Payout Option, then the amount of each payment under the Death Benefit is determined on the date that the Death Benefit value is applied to the Payout Option. The amount of each payment will be based on the Death Benefit value (increased by any additional post-death interest as required by law to the date it is applied to the Payout Option), the Payout Option that applies, the payment interval, an assumed interest rate, and for life options, the life expectancy of the Beneficiary.

Death Benefit Value

The Death Benefit value is the greater of:

•	the Account Value for the date that the Death Benefit value is determined; or

•	the Death Benefit Return of Premium Guarantee.

In either case, the Death Benefit value is reduced by premium tax or other taxes not previously deducted.

The Death Benefit value is determined as of the date that we receive Proof of Death. Thus, in many cases where there are multiple Beneficiaries, the Death Benefit value is determined only when the last Beneficiary submits the necessary documentation. Until then, the Contract values remain in the Indexed Strategies will renew into new Terms of the same Strategies if the end of a Term is reached, and the Indexed Strategy values may fluctuate. This risk is borne by the Beneficiaries.

The Account Value will reflect the applicable Strategy values as calculated on the date the Death Benefit is determined. If the Death Benefit value is determined on a date other than the end of the Term, the Death Benefit value will be based on the Daily Value Percentage, or on the locked Daily Value Percentage if you have made a Performance Lock election. The Daily Value Percentage could be negative, which could result in significant loss, even if the Index has risen since the start of the Term. Please see the “Indexed Strategy Value Before End of Term” section on page 46 or the Indexed Strategy Value After Performance Lock Election on page 47 for more information.

Proof of Death. Before making payment of a Death Benefit, or any other payment or transfer of ownership rights that depends on the death of a specified person, we will require Proof of Death. We may delay making any payment until it is received. For this purpose, proof of death is:

•

a certified copy of a death certificate showing the cause and manner of death, or a certified copy of a decree that is made by a court of competent jurisdiction as to the finding of death, or other proof that is satisfactory to us; and

•	proof of each claimant’s interest in the Death Benefit or other Contract rights; and

•	a Request in Good Order from each claimant as to how to pay the Death Benefit.

Death Benefit Return of Premium Guarantee

The Death Benefit Return of Premium Guarantee is equal to your Purchase Payments (the “Purchase Payment base”), reduced proportionally for all withdrawals (including withdrawals to pay advisory fees), but not including amounts applied to pay negative Market Value Adjustments.

The reduction in your Purchase Payment base for withdrawals will be in the same proportion that your Account Value was reduced on the date of the withdrawal. A proportional reduction in your Purchase Payment base could be larger than the dollar amount of your withdrawal.

Example. Here is an example of how we calculate a proportional reduction of your Purchase Payment base. In this example, we assume you take an $8,000 withdrawal and the Purchase Payment base is larger than the Account Value at the time of the withdrawal. To simplify the example, we also assume no Market Value Adjustment, no premium tax is deducted, and no additional post-death interest is added.

	Before Withdrawal	After Withdrawal	Explanation
Account Value	$100,000	$92,000	Your withdrawal reduces your Account Value by $8,000 (which is an 8% reduction in your Account Value). $8,000 / $100,000 = 8%
Purchase Payment base for Death Benefit	$120,000	$110,400	After the withdrawal, the Purchase Payment base for the Death Benefit is also reduced by 8% or $9,600. $120,000 x 8% = $9,600

Form of Death Benefit

You may elect to have the Death Benefit paid in one lump sum or in any form of Payout Option that is available under your Contract. The available Payout Options are described in the Payout Options section below. There is no additional charge associated with this election. Any election is subject to the Death Benefit Distribution Rules described below.

If you do not elect a different Payout Option, the Death Benefit is paid in the form of annual payments for a fixed period of two years.

You may make an election by a Request in Good Order. We must receive your request on or before the date of death for which a Death Benefit is payable. If you do not make such an election, the Beneficiary may make that election after the date of death. The Beneficiary’s election must be made by a Request in Good Order that is received by us no later than the date that the Death Benefit value is applied to a Payout Option and at least 30 days before the date of the first payment to be made.

Additional Rules for Payout Options. A Payout Option that is contingent on life is based on the life of the Beneficiary or, in some cases, the life of a person to whom the Beneficiary is obligated. We will pay the Death Benefit as a lump sum rather than as payments under a Payout Option if: (1) the Death Benefit is less than $2,000; or (2) as of the date that the Death Benefit value is to be applied to a Payout Option, the Death Benefit Distribution Rules do not allow a two-year payout.

Payee of Death Benefit Payments

Death Benefit payments generally are made to the Beneficiary as the payee.

In place of that, the Beneficiary may elect to have payments made:

•	as a tax-free exchange, transfer, or rollover to or for an annuity or tax-qualified account as permitted by federal tax law; or

•

in cases where the Beneficiary is an estate, trust, custodial account, corporation, limited liability company, partnership, or other entity, to a person to whom the Beneficiary is obligated to make corresponding payments.

Payments that become due after the death of the Beneficiary are made to:

•	the contingent payee designated as part of a Death Benefit Payout Option elected by you; or if none

•	then to a contingent payee designated by the Beneficiary; or if none

•	the estate of the last payee who received a payment.

Such payments are subject to the Death Benefit Distribution Rules described below.

You may designate a contingent payee by a Request in Good Order. A Beneficiary may make or change a payee or contingent payee, except a Beneficiary may not change a designation made as part of a Payout Option election made by you for the Death Benefit. If the Beneficiary designates his or her spouse as a contingent payee and their marriage ends before the Beneficiary’s death, then we will treat the former spouse as having predeceased the Beneficiary except to the extent a court order provides that the former spouse’s rights as a contingent payee are to continue.

Death Benefit Distribution Rules

The Death Benefit Distribution Rules are summarized below.

•	For a Tax Qualified Contract. The Death Benefit must be paid in accordance with the tax qualification endorsement.

•

For a Nonqualified Contract. The Death Benefit must be paid either: (1) in full within five years of the date of death; or (2) over the life of the Beneficiary or over a period certain not exceeding the Beneficiary’s life expectancy, with payments at least annually, and with the first payment made within one year of the date of death.

Payout Options

The standard Payout Options are described below. The standard Payout Options will always be available, subject to tax law limitations. We will make payments in any other form of Payout Option requested by you that is acceptable to us at the time of any election. More than one Payout Option may be elected if the requirements for each Payout Option elected are satisfied. All elected Payout Options must comply with pertinent laws and regulations.

Payments under each standard Payout Option are made at the end of a payment interval. For example, if the Annuity Payout Initiation Date is October 31, 2029 and you select annual payments, then the first payment will be paid as of October 31, 2030.

Fixed Period Payout

•	For the Annuity Payout Benefit

We will make periodic payments to you, or to the Annuitant, if you direct, for the fixed period of time that you select. For a nonqualified contract, fixed periods shorter than 10 years are not available. For a tax-qualified contract, the only fixed period available is 10 years.

•

If the payee dies before the end of the fixed period, then we will make periodic payments to the surviving owner(s), or if none, then to the surviving contingent payee(s), or if none, then to the estate of the last payee who received payments.

•	In all cases, payments will stop at the end of the fixed period.

•	For the Death Benefit

We will make periodic payments to the Beneficiary for the fixed period of time that you or the Beneficiary selects. The fixed period cannot exceed the life expectancy of the Beneficiary. For a tax-qualified contract, the fixed period also cannot exceed 10 years.

•

If the Beneficiary dies before the end of the fixed period, then we will make periodic payments to the contingent payee designated as part of any Death Benefit Payout Option that you have elected. If no such contingent payee is surviving, then such payments will be made to a contingent payee designated by the Beneficiary. If there is no contingent payee surviving, then such payments will be made to the estate of the last payee who received payments.

•	In all cases, payments will stop at the end of the fixed period.

Life Payout

•	For the Annuity Payout Benefit

We will make periodic payments to you, or to the Annuitant, if you direct, for as long as the Annuitant lives. Payments will stop on the death of the Annuitant. This means that, even if we have made only one payment when the Annuitant dies, payments will stop.

If the Annuitant dies after the Annuity Payout Initiation Date but before the first payment, a Life Payout will not provide any benefit at all. In that case, we will reverse the Annuity Benefit Payout election and treat the Contract as if the Annuity Payout Initiation Date had not yet been reached.

•

If the Owner is living, this treatment will generally allow the Owner to choose between continuing the Contract as a deferred annuity or electing a new Annuity Payout Initiation Date and another Payout Option.

•	If the Annuitant’s death before the Annuity Payout Initiation Date would give rise to a Death Benefit, then the Death Benefit will be available.

For a tax-qualified contract, a Life Payout is not available to all Beneficiaries.

•	For the Death Benefit

We will make periodic payments to the Beneficiary for as long as the Beneficiary lives. Payments will stop on the death of the Beneficiary. This means that, even if we have made only one payment when the Beneficiary dies, payments will stop. For a tax-qualified contract, a Life Payout is not available to all Beneficiaries.

If the Beneficiary dies after the Death Benefit is applied to the Payout Option but before the first payment, a Life Payout will not provide any benefit at all. In that case, we will reverse the Payout Option election and allow the Beneficiary’s estate to choose a new Payout Option or to take the Death Benefit as a lump sum.

Life Payout with Payments for at Least a Fixed Period

•	For the Annuity Payout Benefit

We will make periodic payments to you, or to the Annuitant, if you direct, for as long as the Annuitant lives. For a tax-qualified contract, fixed periods longer than 10 years are not available.

•	If the Annuitant dies after the end of the fixed period you selected, then payments will stop on the death of the Annuitant.

•

If the Annuitant dies before the end of the fixed period you selected, then we will make periodic payments to the surviving owner(s), or if none, then to the surviving contingent payee(s), or if none, then to the estate of the last payee who received payments. In this case, payments will stop at the end of the fixed period you selected.

•	For the Death Benefit

We will make periodic payments to the Beneficiary for as long as the Beneficiary lives. The fixed period cannot exceed the life expectancy of the Beneficiary. For a tax-qualified contract, a Life Payout with Payments for at Least a Fixed Period is not available to all Beneficiaries, and the fixed period also cannot exceed 10 years.

•	If the Beneficiary dies after the end of the fixed period selected, then payments will stop on the death of the Beneficiary.

•

If the Beneficiary dies before the end of the fixed period you or the Beneficiary selected, then we will make periodic payments to the contingent payee designated as part of any Death Benefit Payout Option that you have elected. If no such contingent payee is surviving, then such payments will be made to a contingent payee designated by the Beneficiary. If there is no contingent payee surviving, then such payments will be made to the estate of the last payee who received payments. In this case, payments will stop at the end of the fixed period you or the Beneficiary selected.

Joint and One-Half Survivor Payout

•	For the Annuity Payout Benefit

We will make periodic payments to you, or to the primary Annuitant, if you direct, for as long as the primary Annuitant lives.

•

If the primary Annuitant dies and the secondary Annuitant does not survive the primary Annuitant, then payments will stop on the death of the primary Annuitant. This means that, even if we have made only one payment when the primary Annuitant dies, payments will stop unless the secondary Annuitant survives.

•

If the primary Annuitant dies and the secondary Annuitant is surviving, then we will make one-half of the periodic payment to you, or the secondary Annuitant, if you direct, for the rest of the secondary Annuitant’s life. In this case, payments will stop on the death of the secondary Annuitant.

If the Annuitant dies after the Annuity Payout Initiation Date but before the first payment, a Joint and One-Half Survivor Payout will never provide the full payment amount. In that case, if the secondary Annuitant agrees, we will reverse the Annuity Benefit Payout election and treat the Contract as if the Annuity Payout Initiation Date had not been reached.

•

If the Owner is living, this treatment will generally allow the Owner to choose between continuing the Contract as a deferred annuity or electing a new Annuity Payout Initiation Date and another Payout Option.

•	If the Annuitant’s death before the Annuity Benefit Payout Initiation Date would give rise to a Death Benefit, then the Death Benefit will be available.

•	For the Death Benefit

We will make periodic payments to the Beneficiary for as long as the Beneficiary lives.

•

If the Beneficiary dies and the contingent payee does not survive the Beneficiary, then payments will stop on the death of the Beneficiary. This means that, even if we have made only one payment when the Beneficiary dies, payments will stop unless the contingent payee survives.

•

If the Beneficiary dies and the contingent payee designated as part of the Death Benefit Payout Option election is surviving, then we will make one-half of the periodic payment to the contingent payee for the rest of the contingent payee’s life. In this case, payments will stop on the death of the contingent payee.

If the Beneficiary dies after the Death Benefit is applied to the Payout Option but before the first payment, a Joint and One-Half Survivor Payout will never provide the full payment amount. In that case, if the contingent payee agrees, we will reverse the Payout Option election and allow the Beneficiary’s estate to choose a new Payout Option or to take the Death Benefit as a lump sum.

For a tax-qualified Contract, a Joint and One-Half Survivor Payout is only available in certain cases where the Beneficiary is the surviving spouse of the owner.

Payments under a Payout Option

Payments under a Payout Option are calculated and paid as fixed dollar payments. The stream of payments is an obligation of the general account of MassMutual Ascend Life. Fixed dollar payments will remain level for the duration of the payment period. Once payments begin under a Payout Option, the Payout Option may not be changed. Once the Contract value is applied to a Payout Option, the periodic payments cannot be accelerated or converted into a lump sum payment unless we agree.

We will generally use the 2012 Individual Annuity Reserving Table with projection scale G2 for blended lives (60% female/40% male) with interest at 1% per year, compounded annually, to compute all guaranteed Payout Option factors, values, and benefits under the Contract. For purposes of calculating payments based on the age of a person, we will use his or her age as of his or her last birthday.

If your Contract Effective Date is on or after May 21, 2025, payments under a Payout Option for an Annuity Payout Benefit will not be less than those that would be provided by the application of the Surrender Value to purchase a single premium immediate annuity contract at the purchase rate offered by the Company to the same class of annuitant on the Annuity Payout Initiation Date, and payments under a Payout Option for a Death Benefit will not be less than those that would be provided by the application of the Death Benefit to purchase a single premium immediate annuity contract at the purchase rate offered by the Company to the same class of annuitant on the Death Benefit Payout Date.

Considerations in Selecting a Payout Option

Payments under a Payout Option are affected by various factors, including the length of the payment period, the life expectancy of the person on whose life payments are based, and the frequency of the payment interval (monthly, quarterly, semi-annually, or annually).

•	Generally, the longer the period over which payments are made or the more frequently the payments are made, the lower the amount of each payment because more payments will be made.

•	For Life Payout Options, the longer the life expectancy of the Annuitant or Beneficiary, the lower the amount of each payment because more payments are expected to be paid.

Non-Human Payees under a Payout Option

Except as stated below, the primary payee under a Payout Option must be a human being. All payments during his or her life must be made by check payable to the primary payee or by electronic transfer to a bank account owned by the primary payee.

Exceptions. Below are some exceptions to the general rule that the primary payee must be a human being. We may make other exceptions in our discretion.

•	A nonhuman that is the Owner of the Contract may be the primary payee. For example, if the Owner is a trust, that trust may be the primary payee.

•

Payments may be made payable to another insurance company or financial institution as a tax-free exchange, transfer, or rollover to or for another annuity or tax-qualified account as allowed by federal tax law.

PROCESSING PURCHASE PAYMENTS AND REQUESTS

Processing Purchase Payments

•	If we receive a Purchase Payment on a Market Day before the Market Close, we will apply it to your Contract on that Market Day.

•	If we receive a Purchase Payment on a Market Day after the Market Close or on a day that is not a Market Day, then we will apply it to your Contract on the next Market Day

An amount applied to a Contract will be held in the Purchase Payment Account until it is applied to a Crediting Strategy or Strategies on a Strategy Application Date pursuant to your instructions. We cannot apply an amount held in the Purchase Payment Account to a Crediting Strategy or Strategies if we do not have complete instructions from you.

If you have any questions, you should contact us or your registered representative before sending a Purchase Payment.

Processing Requests

•	Requests may be made by mail at P.O. Box 5423, Cincinnati OH 45201-5423.

•	Requests by fax may be made at 800-807-9777.

•

Requests for reallocations among Crediting Strategies may be made by telephone at 1-800-789-6771 between 8:00 AM and 4:00 PM Eastern Time Monday through Friday. We may also permit reallocation requests to be made at our website (www.massmutualascend.com). Some selling firms may restrict the ability of their registered representatives to convey reallocation requests by telephone or Internet on your behalf.

To obtain one of our forms (for example, a Strategy Selection form or a Withdrawal Request form) or to obtain more information about how to make a request, call us at 1-800-789-6771 or send us a fax at 800-807-9777. You can also request forms or information by mail at MassMutual Ascend Life Insurance Company, P.O. Box 5423, Cincinnati OH 45201-5423. You may also obtain forms on our website (www.massmutualascend.com).

We cannot process a request unless it is a Request in Good Order. A request may be rejected or delayed if it is not a Request in Good Order.

•	If we receive a Request in Good Order on a Market Day before the Market Close, we will process it using values determined for the Market Close on that Market Day.

•	If we receive a Request in Good Order after the Market Close or on a day that is not a Market Day, then we will treat that request as received at the start of the next Market Day.

If you have any questions, you should contact us or your registered representative before submitting the request.

Exception. If a withdrawal under an automated withdrawal program is scheduled for a date that is not a Market Day, then we will process the withdrawal on the scheduled date using values at the most recent Market Close. For example, if the automated withdrawal is scheduled for a date that falls on Sunday and there was a Market Close at 4:00 PM on the previous Friday, then we will process the withdrawal on Sunday using values determined at 4:00 PM on that Friday.

Market Days and Market Close

A Market Day is each day that all markets that are used to measure available Indexed Strategies are open for regular trading.

•	Saturdays, Sundays, holidays, and any other day that the New York Stock Exchange and the NYSE Arca are closed are not Market Days.

•

The NYSE and the NYSE Arca observe the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

A Market Close is the close of the regular or core trading session on the market used to measure a given Indexed Strategy.

•	Regular trading hours on the NYSE and core trading sessions on the NYSE Arca usually end at 4:00 PM Eastern Time

•	Trading hours on the NYSE and core trading sessions on the NYSE Arca end at 1:00 PM Eastern Time on the day before the Fourth of July and the Friday after Thanksgiving and Christmas Eve.

Regular trading or a core trading session may end at a different time on a Market Day under certain circumstances when and as permitted under applicable rules. Such circumstances generally cannot be predicted in advance.

Specific information about NYSE and NYSE Arca holidays and trading hours in any given calendar year is available at https://www.nyse.com/markets/hours-calendars.

Receipt of Purchase Payments, Applications and Requests

For purposes of processing, we deem Purchase Payments and applications, Requests in Good Order, and other instructions (paperwork) mailed to our post office box as received by us at our administrative office when the Purchase Payment or the paperwork reaches the applicable processing department located at 191 Rosa Parks Street, Cincinnati OH 45202.

Risks and Limitations Related to Requests by Telephone or Internet

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. We are not responsible for the validity of any request or action.

Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider’s, your agent’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should consider making your request by mail.

If you purchase your contract and subsequently move or travel to a country for which we restrict website access due to Office of Foreign Assets Control (OFAC) sanctions, other US government regulations, or high computer hacker risk, you will only be able to submit transaction requests via telephone, U.S. postal service, or private carriers. The list of countries for which we currently block website access is as follows: Iran, Russia, North Korea, Ukraine, China, Syrian Arab Republic, Tunisia, Belarus, Turkey, South Korea, Venezuela, Palestinian Territory, and Vietnam. We will update this list from time to time, as needed.

Suspension of Payments or Transfers

We may be required to suspend or delay payments, withdrawals, and reallocations when we cannot obtain an Index value because:

•	the New York Stock Exchange or NYSE Arca is closed (other than customary weekend and holiday closings);

•	trading on the New York Stock Exchange or NYSE Arca is restricted; or

•	an emergency exists such that it is not reasonably practicable to determine fairly the value of the Index.

In this case, we will make payments and process withdrawals and reallocations as soon as practicable after we are able to obtain the Index value.

We may suspend or delay payments, withdrawals, and reallocations when we are permitted to do so under a regulatory order. In this case, we will make payments and process withdrawals and reallocations when the order is no longer in effect.

Restrictions on Financial Transactions

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner’s ability to make certain transactions. This means that we may be required to refuse to accept any request for withdrawals, Surrenders, Annuity Payout Benefit payments or Death Benefit payments, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

OWNER

The Owner possesses all of the ownership rights under a Contract. The Owner is set out in the Contract Specifications section of your Contract or is the person who becomes the Owner under the Change of Owner provision or the Successor Owner provision of your Contract. During the Accumulation Period, the Owner’s rights include making allocations among the Crediting Strategies, taking a withdrawal or Surrender, electing a Payout Option, and designating a Beneficiary. During the Annuity Payout Period, unless released by the Owner, the Owner’s rights include receiving Annuity Payout Benefit payments or directing payments to the Annuitant and naming a contingent payee. After a death for which a Death Benefit is payable, the rights of the Owner cease and all rights to the Death Benefit are held by the Beneficiary or Beneficiaries.

Joint Owners

•	For a Nonqualified Contract. Two persons may jointly own the Contract. In this case, the term “Owner” includes the joint Owner and you must exercise all rights of ownership by joint action.

•	For a Tax Qualified Contract. No joint owner is permitted.

Change of Owner

•

For a Nonqualified Contract. You may change the Owner only with our written consent. We may deny consent to a transfer only as stated in the Limitations on Transfer or Assignment section. A change of Owner cancels all prior Beneficiary designations. It does not cancel a designation of an Annuitant or a Payout Option election. We may deny consent to a transfer only as stated in the Limitations on Transfer or Assignment section.

•	For a Tax Qualified Contract. You cannot change the Owner except to the limited extent permitted by the tax qualification endorsement.

A change of Owner must be made by a Request in Good Order. A change of Owner may have adverse tax consequences. A change of Owner will be subject to any payments we make or actions we take before we receive the Request in Good Order.

Assignment

•

For a Nonqualified Contract. You may pledge, charge, encumber or assign you interest in this Contract only with our written consent. We may deny consent to an assignment only as stated in the Limitations on Transfer or Assignment section. If we grant our consent, you may assign all or any part of your rights under this Contract except your rights to designate or change a Beneficiary or an Annuitant, to change Owners, or to elect a Payout Option.

•	For a Tax Qualified Contract. You cannot pledge, charge, encumber or in any way assign your interest in this Contract except to the limited extent permitted by the tax qualification endorsement.

An assignment must be requested by a Request in Good Order. We are not responsible for the validity of any assignment. An assignment may have adverse tax consequences. An assignment will be subject to any payments we make or actions we take before we receive the Request in Good Order.

If we have consented to an assignment, the rights of a person holding the assignment, including the right to any payment under this Contract, come before the rights of an Owner, Annuitant, Beneficiary, or other payee. An assignment may be ended only the person holding it or as provided by law.

Limitations on Transfer or Assignment

We may deny your request to change the Owner of the Contract or to assign an interest in or right under it to the extent we determine necessary to comply with federal or state law or regulation that limits the transferability or assignment of the Contract.

Successor Owner

Your spouse becomes the successor owner of the Contract and succeeds to all rights of ownership if all of the following requirements are met:

•	a Death Benefit is payable on account of your death;

•	you were not a successor owner of the Contract;

•	your spouse is the only Beneficiary entitled to the Death Benefit; and

•	your spouse elects to become the successor owner.

A successor owner election cancels all prior Beneficiary designations. It does not cancel a designation of an Annuitant or a Payout Option election.

In some states, state law extends this successor owner right to a civil union partner or other person who is not your spouse as defined by federal tax law. In that case, distributions after your death must be made as required by the Death Benefit Distributions Rules described in the “Death Benefit” section on page 61.

Community Property

If you live in a community property state and have a spouse at any time while you own this Contract, the laws of that state may vary your ownership rights.

ANNUITANT

The Annuitant is a human being on whose life Annuity Payout Benefit payments are based. You may designate up to two Annuitants. The Annuitant is a person named as an Annuitant in the Contract Specifications section of your Contract or is a person who becomes an Annuitant when permitted under the Contract.

•

For a Nonqualified Contract. The Annuitant cannot be changed at any time that the Contract is owned by a trust, custodial account, corporation, limited liability company, partnership, or other entity. Otherwise, you may change a designation of Annuitant at any time before the Annuity Payout Initiation Date.

•	For a Tax Qualified Contract. The Annuitant must be the human being covered under the retirement arrangement for whose benefit the Contract is held.

A change of Annuitant must be made by a Request in Good Order. A change of Annuitant does not cancel a designation of a Beneficiary or a Payout Option election.

If an Annuitant dies before the Annuity Payout Initiation Date and no Death Benefit is payable, then in the absence of a new designation, the Annuitant will be:

•	the surviving joint Annuitant(s); or if none

•	the Owner(s).

BENEFICIARY

A Beneficiary is a person entitled to receive all or part of a Death Benefit that is to be paid under this Contract on account of a death before the Annuity Payout Initiation Date.

•

If a Death Benefit becomes payable on account of your death or the death of an Owner or a joint Owner, then any Owner who survives the deceased Owner for at least 30 days is the Beneficiary no matter what other designation you may have made. If an Owner survives for at least 30 days but dies before submitting a Request in Good Order to claim the Death Benefit or to become Successor Owner, then the Beneficiary is that surviving Owner’s estate.

•	In all other cases, you may designate one or more Beneficiaries as provided in the Designation of Beneficiary provision of the Contract.

•	If you do not designate a Beneficiary, or if no designated Beneficiary is surviving, then the Beneficiary is your estate.

•

If the sole Beneficiary under the Contract is your spouse and all other requirements for successor ownership are met, then your spouse may become the successor owner of the Contract in lieu of receiving the Death Benefit.

A designation of Beneficiary must be made by a Request in Good Order. For Contracts with a Contract Effective Date before May 21, 2025, we must receive the request on or before the date of death for which a Death Benefit is payable. A designation of Beneficiary will be subject to any payments we make or actions we take before we receive the Request in Good Order.

You may designate more than one Beneficiary. If you do, then you may state the share of the Death Benefit payable to each Beneficiary that you have named. You may also state whether each Beneficiary that you have named is primary or contingent.

If you do not state otherwise:

•	we will treat a Beneficiary as primary;

•	we will pay the Death Benefit in equal shares to those primary Beneficiaries who survive;

•	we will pay an amount to a contingent Beneficiary only if there is no primary Beneficiary who survives; and

•	if there is no primary Beneficiary who survives, then we will pay the Death Benefit in equal shares to those contingent Beneficiaries who survive.

Survivorship Required

In order to be entitled to receive a Death Benefit, a Beneficiary must survive for at least 30 days after the death for which the Death Benefit is payable.

Termination of Marriage

If you designate your spouse as a Beneficiary and your marriage ends before your death, we will treat your former spouse as having predeceased you unless:

•	a court order provides that the former spouse’s rights as a beneficiary are to continue; or

•	the former spouse remains or becomes an Owner.

•	the Beneficiary or Contingent Payee designation was made on a date on which the marriage legally ended or was annulled, or was ratified after that date.

ANNUAL STATEMENT AND CONFIRMATIONS

At least once each Contract Year, we will send you a statement that will show: (1) your Account Value; (2) all transactions regarding your Contract during the year; and (3) any interest, gain, or loss for your Contract and/or any other changes in Strategy value credited to your Contract.

We will also send you written confirmations of Purchase Payments, Crediting Strategy allocations and renewals, withdrawals, and other financial transactions under your Contract. Statements and confirmations will be sent to your last known address on our records.

You may request additional status reports from us by a Request in Good Order. The charge for an additional status report shall not exceed $25. Current information about your Contract is also available at no cost on our website.

You should promptly report any inaccuracy or discrepancy in a statement or confirmation. To report an inaccuracy or discrepancy, contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771. To protect your rights, you should consider reconfirming any oral communications by sending a written statement to P.O. Box 5423, Cincinnati, OH 45201-5423.

ELECTRONIC DELIVERY

You may elect to receive electronic delivery of the Contract prospectus and other Contract related documents. Contact us at our website at www.massmutualascend.com for more information and to enroll.

ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws. These laws generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from: (1) the latest permitted Annuity Payout Initiation Date; or (2) the date of death for which a Death Benefit is due and payable. For example, if the payment of a death benefit is due, but the beneficiary does not come forward to claim the death benefit in a timely manner, the unclaimed property laws will apply.

If a Death Benefit, Annuity Payout Benefit payments or other contract proceeds are unclaimed, we will pay them to the abandoned property division or unclaimed property office of the applicable state. (Escheatment is the formal, legal name for this process.) For example, on an unclaimed Death Benefit, depending on the circumstances, the proceeds are paid: (1) to the state where the beneficiary last resided, as shown on our books and records; (2) to the state where the contract owner last resided, as shown on our books and records; or (3) to Ohio, which is our state of domicile. The state will hold the proceeds without interest until a valid claim is made by the person entitled to the proceeds.

To prevent escheatment of the Death Benefit, Annuity Payout Benefit payments, or other proceeds from your Contract, it is important:

•	to update your contact information, such as your address, phone number, and email address, if and as it changes; and

•	to update your Beneficiary and other designations, including complete names, complete addresses, phone numbers, and social security numbers, if and as they change.

Please contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771, to make such updates.

State unclaimed property laws do not apply to annuity contracts that are held under an employer retirement plan that is subject to the Employee Retirement Income Security Act of 1974 (ERISA).

OTHER CONTRACT PROVISIONS

Amendment of the Contract

We reserve the right to amend the Contract to comply with applicable Federal or state laws or regulations. We will notify you in writing of any such amendments.

Misstatement

We may require proof of the age of the Annuitant, Owner, and/or the Beneficiary before making any payments under the Contract that are measured by such person’s life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age. If payments based on the correct age would have been higher, we will pay the unpaid amount with interest. If payments would be lower, we may deduct the overpaid amount, with interest, from succeeding payments.

Involuntary Termination

If the Account Value on any anniversary of the initial Strategy Application Date is less than the minimum required value of $5,000 due to poor market performance or withdrawals from the Contract (including any withdrawals to pay advisory fees), we may terminate your Contract on that anniversary.

•

If you make only one Purchase Payment, each Term will end on an anniversary of the initial Strategy Application Date. In this case, any involuntary termination will occur on a date that is the end of a Term.

•

If you make multiple Purchase Payments, Terms may end on different dates. In this case, any involuntary termination will occur on a date that is the end of a Term, but it will occur before the end of other Terms. In this case, the Surrender Value payable upon termination of your Contract will reflect the Daily Value Percentages used to calculate the value of Indexed Strategies with Terms that are not ending on the termination date.

The examples below show the relationship between the date of an involuntary termination and the end of a Term.

Example A. You make one Purchase Payment that is applied to the Crediting Strategies on June 20, 2025. Terms will start and end on June 20 and the anniversary of the initial Strategy Application Date will be June 20. If your Account Value is less than $5,000 on June 20, 2027, we may terminate your Contract on that anniversary date.

Example B. You make two Purchase Payments. One Purchase Payment is applied to the Crediting Strategies on May 6, 2025 and the other Purchase Payment is applied to the Crediting Strategies on June 20, 2025. Terms will start and end on May 6 and on June 20. The anniversary of the initial Strategy Application Date will be May 6.

•	If your Account Value is less than $5,000 on June 20, 2027, we may not terminate your Contract because June 20 is not an anniversary of the initial Strategy Application Date.

•	If your Account Value is less than $5,000 on May 6, 2029, we may terminate your Contract on that anniversary date even though the other Term will not end until June 20, 2029.

If we terminate your Contract, we will pay you the Surrender Value determined as of the date that we terminate your Contract. The Surrender Value will reflect the applicable Indexed Strategy values as calculated on the day that we terminate your Contract.

FEDERAL TAX CONSIDERATIONS

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus. State taxation will vary, depending on the state in which you reside, and is not discussed in this prospectus.

The tax information provided in this prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor.

Tax Deferral on Annuities

Internal Revenue Code (“IRC”) Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The advantages of tax deferral are lost if you Surrender or take withdrawals from the Contract, unless the Surrender or withdrawal is part of a rollover, transfer, or exchange. Tax deferral is not available for a Contract when an Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Surrender Value, although the plan itself may provide a tax deferral to the participating employee.

Under certain circumstances, based on a rule known as the “Investor Control Doctrine,” the IRS has stated that the holder of an annuity contract could be treated as the owner (for tax purposes) of the assets of a separate account that supports the annuity contract. If you were treated as the owner of an interest in the separate account, then you would be taxed on the income, gain, and loss arising out of your interest in the separate account. Although the IRS has not provided definitive guidance on the application of this rule to indexed annuity contracts, we do not believe that this rule applies to the Contract because you have no specific, fractional, or unitized interest in the separate account assets, we are not obligated to invest the separate account in any particular assets, the investment return and market value of the separate account assets is not allocated in an identical manner to any Contract, the Contract values are determined based on gains and losses regardless of the performance of the separate account assets, and the derivatives that we may hold in the separate account are not publicly traded.

Tax-Qualified Retirement Plans

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuities), IRC Sections 408 and 408A (individual retirement annuities), and IRC Section 457(b) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, you should seek competent legal and tax advice regarding the suitability of the Contract for your particular situation.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to other Contracts are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan.

Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

Individual Retirement Annuities. IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned within the IRA.

Roth IRAs. IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1⁄2, become disabled, or died, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities. IRC Section 403(b) of permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and Contract earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1⁄2, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.

Pension, Profit-Sharing, and 401(k) Plans. IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.

Governmental Eligible Deferred Compensation Plans. State and local government employers may purchase annuity contracts to fund eligible deferred compensation plans for their employees, as described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1/2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.

Roth TSAs, Roth 401(k)s, and Roth 457(b)s. IRC Section 402A permits TSA plans, 401(k) plans, and governmental 457(b) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA plan, 401(k) plan, or governmental 457(b) plan are included in the employee’s taxable income as earned. Amounts attributable to Roth TSA, Roth 401(k), or Roth 457(b) contributions must be held in a separate account from amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions. Distributions from a Roth TSA, Roth 401(k), or Roth 457(b) account are considered to come proportionally from contributions and earnings. Distributions attributable to Roth account contributions are tax-free. Distributions attributable to Roth account earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1⁄2, become disabled, or died. A Roth TSA, Roth 401(k), or Roth 457(b) account is subject to the same distribution restrictions that apply to amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.

Nonqualified Deferred Compensation Plans

Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include eligible deferred compensation plans of non-governmental tax-exempt employers, as described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. In these situations, the annuity contracts are not plan assets and are subject to the claims of the employer’s general creditors. Whether or not made from the Contract, plan benefit payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules

The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other non-tax-qualified Contracts.

	Tax-Qualified Contracts and Plans	Nonqualified Deferred Compensation Plans	Other Non-Tax-Qualified Contracts
Plan Types

•  IRC §408 (IRA, SEP, SIMPLE IRA)

•  IRC §408A (Roth IRA)

•  IRC §403(b) (Tax-Sheltered Annuity)

•  IRC §401 (Pension, Profit–Sharing, 401(k))

•  Governmental IRC §457(b)

•  IRC §402A (Roth TSA, Roth 401(k), or Roth 457(b))

		• IRC §409A • Nongovernmental IRC §457(b) • IRC §457(f)	• IRC §72 only

Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Anyone. Non-natural person will generally lose tax-deferred status.

Contribution Limits	Contributions are limited by IRC and/or plan requirements.		None.

Distribution Restrictions	Distributions from Contract and/or plan may be restricted to meet IRC and/or plan requirements.		None.

Taxation of Withdrawals, Surrenders, and Lump Sum Death Benefit	Generally, 100% of distributions must be included in taxable income. However, the portion that represents an after-tax investment is not taxable. Distributions from Roth IRA are deemed to come first from after- tax contributions. Distributions from other plans are generally deemed to come from income and after-tax investment (if any) on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.		Generally, distributions must be included in taxable income until all accumulated earnings are paid out. Thereafter, distributions are tax-free return of the original investment. However, distributions are tax-free until any investment made before August 14, 1982 is returned.

	For tax purposes, all IRAs and SEP IRAs of an owner are treated as a single IRA, and all Roth IRAs of an owner are treated as a single Roth IRA.		For tax purposes, all non-tax-qualified annuity contracts issued to the same owner by the same insurer in the same calendar year are treated as one contract.

Taxation of Payout Option Payments (Annuity Benefit or Death Benefit)	A percentage of each payment is tax free equal to the ratio of after-tax investment (if any) to the total expected payments, and the balance is included in taxable income. Once the after-tax investment has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1⁄2	Taxable portion of payments made before age 59 1⁄2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans. Other exceptions may apply.	None.	Taxable portion of payments made before age 59 1⁄2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor upon transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plans are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

Rollovers, Transfers, and Exchanges

Amounts from a tax-qualified Contract may be rolled over, transferred, or exchanged into another tax-qualified account or retirement plan as permitted by the IRC and plan(s). Amounts may be rolled over, transferred, or exchanged into a tax-qualified Contract from another tax-qualified account or retirement plan as permitted by the IRC and plan(s). In most cases, such a rollover, transfer, or exchange is not taxable, unless the rollover of pre-tax amounts is made into a Roth IRA, a Roth TSA, Roth 401(k), or Roth 457(b). Rollovers, transfers, and exchanges are not subject to normal contribution limits. The IRC or plan may require that rollovers be held in a separate Contract from other plan funds.

Amounts from a non-tax-qualified Contract may be transferred to another non-tax-qualified annuity or to a qualified long-term care policy as a tax-free exchange as permitted by the IRC Section 1035. Amounts from another non-tax-qualified annuity or from a life insurance or endowment policy may be transferred to a Contract as a tax-free exchange under IRC Section 1035.

Required Distributions

The Contracts are subject to the required distribution rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued.

For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally begin by April 1 following the year the participant attains the applicable RMD age. The applicable RMD age is:

•	age 75 if born after December 31, 1959;

•	age 73 if born after December 31, 1950, but before January 1, 1960;

•	age 72 if born after June 30, 1949, but before January 1, 1951; or

•	age 70 1/2 if born before July 1, 1949.

However, for a 403(b) Tax-Sheltered Annuity Plan, a 401 Pension, Profit-Sharing, or 401(k) Plan, or a 457(b) Governmental Deferred Compensation Plan, a participant who is not a 5% owner of the employer may delay required minimum distributions until April 1 following the year in which the participant retires from that employer. The required minimum distributions during life are calculated based on standard life expectancy tables adopted under federal tax law.

For a Roth IRA or for a Contract that is not tax-qualified, there are no required distributions during life.

A tax-qualified Contract must make required distributions after death. The required distributions vary depending on the type of beneficiary and whether minimum distributions were required during the life of the decedent. Some beneficiaries may take payments over life or life expectancy, and others must receive all benefits within five or ten years after death, and some must take payments over life or life expectancy with a final payment within ten years after the decedent’s death. A non-tax-qualified Contract that has begun making payments under a payout option during the Owner’s life must make any remaining payments at least as rapidly after death. If payments from a non-tax-qualified Contract have not begun, then the Death Benefit must be paid out in full within five years after death, or must be paid out in substantially equal payments beginning within one year of death over a period not exceeding the life expectancy of the designated beneficiary.

For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a beneficiary who is a surviving spouse may elect out of these requirements, and apply the required distribution rules as if the Contract were his or her own. For this purpose, federal tax law recognizes as married any two people whose marriage is valid in the state in which it was celebrated. A civil union or domestic partnership is not considered a marriage.

The Contract is intended for long-term investment purposes and the Contract and its Indexed Strategies may not be appropriate for investors who plan to take withdrawals (including automated withdrawals and required minimum distributions) during the first six Contract Years or who plan to take withdrawals from Indexed Strategies before the end of a Term.

Withdrawals to Pay Advisory Fees

You may request in writing to us that advisory fees be withdrawn from your contract and paid directly to your registered investment advisor. You may terminate this request in writing to us at any time. The request to pay advisory fees cannot exceed 1.5% of the Account Value on an annual basis.

A series of IRS private letter rulings to various providers of tax-qualified contracts and accounts have concluded that if advisory fees are withdrawn from a tax-qualified contract or account and paid directly to the registered investment advisor, and if the fees are paid under an agreement between you, the investment advisor, and the contract or account provider, and those advisory fees are solely for investment advice related to the tax-qualified contract or account, then the payment of the advisory fees is not treated as a distribution from the tax-qualified contract or account. The Company is not a party to these private letter rulings, and they are not binding precedent on the IRS. However, these private letter rulings indicate a long-standing position of the IRS. As long as the conditions of these rulings are satisfied and the IRS does not issue guidance to the contrary, the Company will not report the payment of fees from Tax-Qualified Contracts as income to you.

An IRS private letter ruling issued to the Company in 2019 concluded that if advisory fees are withdrawn from a non-tax-qualified index-linked deferred annuity contract issued by the Company, the annuity contract is designed for use with a registered investment advisor, the advisory fees are paid under an agreement with you, the advisory fees are paid directly to the registered investment advisor, the fees on an annual basis do not exceed 1.5% of the Account Value of the annuity contract, those advisory fees are solely for investment advice related to the annuity contract, and the investment adviser has not received a commission on the sale of the annuity contract, then the payment of the advisory fees is not treated as a distribution from the annuity contract. Unless withdrawn, this private letter ruling is binding on the IRS with respect to the Company and its tax reporting obligations. As long as the conditions of this ruling are satisfied, the Company will not report the payment of fees from a non-tax-qualified Contract as income to you.

If the conditions of these rulings are not satisfied, the Company will report a withdrawal from your Contract to pay advisory fees as a distribution to you. That distribution may be subject to federal and state income taxes. If you are under age 59 1/2, it may also be subject to an additional 10% federal penalty tax.

Tax laws, and the position of the IRS in private letter rulings, are subject to change. It is possible that in the future a withdrawal to pay fees could be subject to federal and state income taxes, and if you are under age 59 1⁄2, to a 10% federal penalty tax.

DISTRIBUTION OF THE CONTRACTS

MM Ascend Life Investor Services, LLC (“MMALIS”) is the principal underwriter and distributor of the securities offered through this prospectus. MassMutual Ascend Life and MMALIS are affiliated because MMALIS is a subsidiary of MassMutual Ascend Life. MMALIS also acts as the principal underwriter and distributor of the variable annuity contracts that are issued by one of our subsidiaries.

MMALIS’s principal executive offices are located at 191 Rosa Parks Street, Cincinnati, Ohio 45202. MMALIS is registered as a broker- dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as the securities regulators in the states in which it operates and registration is required. MMALIS is a member of the Financial Industry Regulatory Authority (“FINRA”).

Contracts are sold by licensed insurance agents (the “Selling Agents”) in those states where the Contract may be lawfully sold. Such Selling Agents will be appointed agents of MassMutual Ascend Life and will be registered representatives of broker-dealer firms (the “Selling Broker-Dealers”) that have entered into selling agreements with us and MMALIS. Selling Broker-Dealers will be registered under the Securities Exchange Act of 1934 and will be members of FINRA.

FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org to learn more about MMALIS, your Selling Agent, and his or her Selling Broker Dealer.

MMALIS receives no compensation for acting as underwriter of the Contracts; however, MassMutual Ascend Life pays for some of MMALIS’s operating and other expenses, including overhead and legal and accounting fees. MassMutual Ascend Life may reimburse MMALIS for certain sales expenses, such as marketing materials and advertising expenses, and other expenses of distributing the Contracts.

MassMutual Ascend Life or MMALIS do not pay compensation for the promotion and sale of the Contract to the Selling Broker-Dealers or to the Selling Agents who solicit sales of the Contract. Instead, the registered investment adviser providing services to you is compensated by advisory fees based on your agreement with your adviser. With your agreement, the advisory fees with respect to this Contract may be taken as withdrawals from this Contract. You should ask your registered investment adviser about the advisory fees to be charged in connection with the investment adviser services to be provided, including the amount and timing of those fees, and whether it expects fees to be taken from this Contract or from other assets under management.

MassMutual Ascend Life may pay compensation, in certain circumstances referred to as “override” compensations, or reimbursements to wholesaling broker-dealers or other firms or intermediaries in return for wholesaling services such as providing marketing and sales support, transaction processing, product training, and administrative services to the Selling Agents or Selling Broker-Dealers. These allowances may be based on a percentage of a Purchase Payment or as a percentage of actual or expected aggregate sales, and/or a fixed dollar amount. These payments are not offered to all wholesaling broker-dealers, other firms, or intermediaries, and the terms of any particular agreement governing the payments may vary depending on, among other things, the level and type of marketing and distribution support provided.

There is no front-end sales load deducted from the Purchase Payment(s) to pay compensation. Any compensation paid by MassMutual Ascend Life and MMALIS in connection with the Contract is not charged directly to you. We intend to recoup any such compensation through the spread between the earnings and losses credited to or deducted from Contract values and the earnings and losses on the assets in our general account and the non-unitized separate account.

MASSMUTUAL ASCEND LIFE

MassMutual Ascend Life is a stock insurance company incorporated in 1961 and continuously engaged in the insurance business since that time. We are domiciled in the state of Ohio and licensed to conduct life insurance business in all states of the United States except New York, and in the District of Columbia and Puerto Rico. Our principal executive offices are located at 191 Rosa Parks Street, Cincinnati, Ohio 45202.

We are a wholly owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), a mutual life insurance company. MassMutual and its domestic life insurance subsidiaries provide individual and group life insurance, disability insurance, individual and group annuities and guaranteed interest contracts to individual and institutional customers in all 50 states of the U.S., the District of Columbia and Puerto Rico.

Prior to October 3, 2022, MassMutual Ascend Life’s name was Great American Life Insurance Company (“GALIC”) and MMALIS’ name was Great American Advisors, LLC (“GAA”). On May 28, 2021, American Financial Group, Inc. sold its annuity business consisting of GALIC and its two insurance subsidiaries, Annuity Investors Life Insurance Company and Manhattan National Life Insurance Company, as well as a broker-dealer affiliate, GAA, and insurance distributor, AAG Insurance Agency, Inc. to MassMutual.

Except to a small part of a Contract’s Account Value funded through the Separate Account described below, the Contract guarantees and benefits are paid from our general account (the “General Account”), and such guarantees and benefits are subject to our claims-paying ability and financial strength and may lose value.

The General Account

The General Account holds all our assets other than assets in our insulated separate accounts. We own our General Account assets, and, subject to applicable law, have sole investment discretion over them.

We must invest our assets according to applicable state laws regarding the nature, quality and diversification of investments that may be made by life insurance companies. In general, these laws permit investments, within specified limits and subject to certain qualifications, in Federal, state, and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

We place a majority of the Purchase Payments made under the Contract in our General Account where we primarily invest the assets in a variety of fixed income securities.

The Separate Account

We place a portion of the Purchase Payments made under the Contract in a non-unitized separate account (the “Separate Account”) that is not registered with the Securities and Exchange Commission. We established and maintain the Separate Account pursuant to the laws of our domiciliary state for the purpose of supporting our obligation to adjust the Indexed Strategy values based on the Daily Value Percentage or rise or fall of the Index. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. The assets in the Separate Account are not chargeable with liabilities arising out of any other business that we conduct. We may invest these assets in hedging instruments, including derivative contracts as well as other assets permitted under state law. To support our obligations to adjust the Indexed Strategy values, we may move money between the Separate Account and our General Account. We are not obligated to invest the assets of the Separate Account according to any particular plan except as we may be required to by state insurance laws. Regardless of your Strategy allocations, we do not intend to invest the assets of the Separate Account in the iShares MSCI EAFE exchange traded fund or the SPDR Gold Shares exchange traded fund. We may or may not hold the hypothetical options described in this prospectus in the Separate Account.

Contract owners do not have any interest in or claim on the assets in the Separate Account nor do Contract owners participate in any way in the performance of assets held in the Separate Account.

LEGAL MATTERS

Reliance on Rule 12h-7

MassMutual Ascend Life relies on the exemption provided by Rule 12h-7 under the Securities Exchange Act of the 1934 Act from the requirement to file reports pursuant to Section 15(d) of that Act.

Legal Proceedings

MassMutual Ascend Life and its subsidiaries are involved in litigation from time to time, generally arising in the ordinary course of business. This litigation may include, but is not limited to, general commercial disputes, lawsuits brought by contract owners and policyholders, employment matters, reinsurance collection matters and actions challenging certain business practices of insurance subsidiaries. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MassMutual Ascend Life does not believe any such action or proceeding will have a material adverse effect upon its ability to meet its obligations under the Contracts.

Legal Opinion on Contracts

Legal matters in connection with federal laws and regulations affecting the issue and sale of the Contracts described in this prospectus and the organization of MassMutual Ascend Life, its authority to issue such Contracts under Ohio law, and the validity of the forms of the Contracts under Ohio law have been passed on by John P. Gruber, General Counsel of MassMutual Ascend Life.

Securities and Exchange Commission Position on Indemnification

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling MassMutual Ascend Life pursuant to its articles of incorporation or its code of regulations or pursuant to any insurance coverage or otherwise, MassMutual Ascend Life has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is therefore unenforceable.

FINANCIAL STATEMENTS

The consolidated financial statements of MassMutual Ascend Life Insurance Company are included in the Statement of Additional Information. They should be considered only as they relate to our ability to meet our obligations under the Contract. Instructions on how to obtain the Statement of Additional Information are included on the back cover page.

APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of Indexed Strategies currently available under the Contract. We may change the features of the Indexed Strategies listed below (including the Index and the current limits on Index gains and losses), offer new Indexed Strategies, and terminate existing Indexed Strategies. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at www.massmutualascend.com/index-achiever. For additional information about the features of the Indexed Strategies, please see the Indexed Strategies section in the prospectus.

Note: If amounts are removed from an Indexed Strategy before the end of its Term, we will apply a Daily Value Percentage adjustment. This may result in a significant reduction in your Strategy value that could exceed any protection from Index loss that would be in place if you held the Indexed Strategy until the end of the Term. You may not be able to invest in certain Indexed Strategies, as noted below.

Index	Type of Index	Term	Current Limit on Index Loss (if held until end of Term)	Minimum Limit on Index Gain (for the life of the Indexed Strategy)	Performance Lock[3]
S&P 500®	Market Index	1 Year	-10% Floor	1% Cap	Available
S&P 500®	Market Index	1 Year	10% Buffer	1% Cap	Available
S&P 500®* 1	Market Index	1 Year	10% Buffer	1% Trigger Rate	N/A
S&P 500®* 1	Market Index	1 Year	10% Buffer	1% Dual Performance Trigger Rate	N/A
S&P 500®* 1	Market Index	1 Year	20% Buffer	1% Cap	Available
S&P 500®* 1	Market Index	1 Year	20% Buffer	1% Trigger Rate	N/A
S&P 500®	Market Index	6 Years	10% Buffer	5% Upside Participation Rate	Available
S&P 500®[1]	Market Index	6 Years	20% Buffer	5% Upside Participation Rate	Available
iShares MSCI EAFE ETF	ETF	1 Year	10% Buffer	1% Cap	N/A
SDPR Gold Shares ETF [2]	ETF	1 Year	10% Buffer	1% Cap	N/A
First Trust Barclays Edge [1]	Market Index	1 Year	10% Buffer	5% Upside Participation Rate	Available
First Trust Barclays Edge [1]	Market Index	1 Year	50% Downside Participation Rate	5% Upside Participation Rate	Available
Russell 2000® [2]	Market Index	1 Year	10% Buffer	1% Cap	Available
Russell 2000® [2]	Market Index	1 Year	20% Buffer	1% Cap	Available
Russell 2000® [1]	Market Index	6 Years	10% Buffer	5% Upside Participation Rate	Available[4]
Russell 2000® [1]	Market Index	6 Years	20% Buffer	5% Upside Participation Rate	Available[4]

[1]	These Strategies are not available for Contracts issued in Missouri with a Contract Effective Date before May 21, 2025.
[2]	These Strategies are not available for Contracts with a Contract effective Date before May 21, 2025.
[3]	Performance Lock is not available for Contracts issued in Missouri with a Contract Effective Date before May 21, 2025.
[4]	Performance Lock for the Russell 2000 6-Year Indexed Strategies is not available for Contracts with a Contract Effective Date before May 21, 2025.

The S&P 500 is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.

The iShares MSCI EAFE ETF deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the ETF to underperform a direct investment in the securities composing the ETF.

The SPDR Gold Shares ETF deducts fees and costs when calculating Index performance. This will reduce the ETF’s return and cause the ETF to underperform a direct investment in gold bullion.

The First Trust Barclays Edge is an “excess return index” that subtracts a risk-free interest rate from the price and dividend return of the securities. It also deducts fees and costs when calculating Index performance. This will reduce the Index’s return and cause the Index to underperform a direct investment in the securities composing the Index.

The Russell 2000 is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and cause the Index to underperform a direct investment in the securities composing the Index.

Possible Changes in Indexed Strategies.

The S&P 500 1-Year -10% Floor with Cap Indexed Strategy will always be available. At the end of a Term, we may stop offering any other Indexed Strategy. Consequently, any other Indexed Strategy listed above may not be available after the end of the initial Term. We have the right to replace the Index associated with an Indexed Strategy under certain circumstances.

In the future, we may offer new Indexed Strategies. Any new Buffer Strategy will offer protection against loss at least equal to a 5% Buffer. Any new Floor Strategy will offer protection against loss at least equal to a -20% Floor. Any new Downside Participation Rate Strategy will offer protection against loss at least equal to a 75% Downside Participation Rate.

Positive return factors can change from one Term to the next, subject to the following minimum rates: A Cap will never be lower than 1%, an Upside Participation Rate will never be lower than 5%, and a Trigger Rate will never be lower than 1%. Indexed Strategies that may be available in the future may earn a return that is lower than the return your investments would have earned if they had been invested in the other Indexed Strategies that are currently available. In addition, any reduction in the available number of Indexed Strategies may reduce your opportunity to increase your Contract value.

The following lists the Fixed Account Option currently available under the Contract. We may change the features of the Fixed Account Option listed below, offer new Fixed Account Options, and terminate existing Fixed Account Options. We will provide you with written notice before doing so.

Name	Term	Minimum Guaranteed Interest Rate
Declared Rate Strategy	1 year	0.15%

The interest rate for the Declared Rate Strategy Rate will never be less than the guaranteed minimum interest rate from 0.15% to 3.0% set out in the Declared Rate Strategy endorsement included in your Contract. The guaranteed minimum interest rate set out in the endorsement will never be less than the minimum interest rate required for fixed annuity contracts on the Contract Effective Date under the Standard Nonforfeiture Law of the state in which your Contract is issued. For additional information on the Declared Rate Strategy, see the Declared Rate Strategy section in the prospectus.

APPENDIX B: EXAMPLES OF IMPACT OF WITHDRAWALS ON CONTRACT VALUES AND AMOUNTS REALIZED

These examples are intended to illustrate how a withdrawal from an Indexed Strategy before the end of the Term affect Indexed Strategy values and amounts realized at the end of the Term.

Example A: Withdrawal When Index Rising Steadily – Buffer and Floor Strategies

This example assumes:

•	you allocate $50,000 to the S&P 500 1-Year 10% Buffer with Cap Indexed Strategy and $50,000 to the S&P 500 1-Year -10% Floor with Cap Indexed Strategy;

•	the Cap for the initial Term of the S&P 500 1-Year 10% Buffer with Cap Indexed Strategy is 10% and the Cap for the initial Term of the S&P 500 1-Year -10% Floor with Cap Indexed Strategy is 6%;

•	the S&P 500 is 1000 on the Term start date;

•

you request a $10,000 withdrawal on Day 146 when the Daily Value Percentage is 2.45% for the S&P 500 1-Year 10% Buffer with Cap Strategy and 0.62% for the S&P 500 1-Year -10% Floor with Cap Indexed Strategy;

•	advisory fees are taken from other assets under management, or only at the end of the Term;

•	you do not take any other withdrawals during the initial Term;

•

no Market Value Adjustments apply (If Market Value Adjustments did apply, the amounts realized at the end of the Term would be reduced by the withdrawal and reduced or increased by the amount of the Market Value Adjustment);

•	the S&P 500 is 1130 on the Term end date; and

•	you have not made a Performance Lock election.

Please note that even with a rising Index, the Daily Value Percentage may be negative or lower than the Index rise because the Net Option Price is not equal to the current Index price, and because the Daily Value Percentage calculation subtracts the Residual Option Cost and Trading Cost from the Net Option Price.

Impact of $10,000 Withdrawal from Each Strategy in Month 4 of Term	S&P 500 1-Year 10% Buffer with Cap	S&P 500 1-Year -10% Floor with Cap
Investment Base at Term Start	$50,000	$50,000
Daily Value Percentage on Withdrawal Date	2.45%	0.62%
Dollar Amount of Increase on Withdrawal Date	$50,000 x .0245 = $1,225	$50,000 x .0062 = $310
Strategy Value before Withdrawal	$50,000 + $1,225 = $51,225	$50,000 + $310 = $50,310
Amount Withdrawn*	$5,045	$4,955
Withdrawal as Percentage of Strategy Value	$5,045 / $51,225 = 9.85%	$4,955 / $50,310 = 9.85%
Proportional Reduction in Investment Base	$50,000 x .0985 = $4,925	$50,000 x .0985 = $4,925
Investment Base after Withdrawal	$50,000 - $4,925 = $45,075	$50,000 - $4,925 = $45,075
Value at End of Term
Investment Base after Withdrawal	$45,075	$45,075
Index at Term Start	1000	1000
Index at Term End	1130	1130
Rise in Index	13%	13%
Cap	10%	6%
Increase as a Percentage	10%	6%
Dollar Amount of Increase	$45,075 x .10 = $4,508	$45,075 x .06 = $2,705
Strategy Value at Term End	$45,075 + $4,508 = $49,583	$45,075 + $2,705 = $47,780

*

Note: The withdrawal is taken proportionally from each Indexed Strategy, based on the ratio of that Strategy’s value to the total value of all Indexed Strategies immediately before the withdrawal. In this example, the total value of all Indexed Strategies immediately before the withdrawal was $101,535 ($51,225 + $50,310). The S&P 500 1-Year 10% Buffer with Cap Indexed Strategy value was 50.45% of that total value ($51,225 / $101,535 = 50.45%), so 50.45% of the $10,000 withdrawal ($5,045) was taken from it. The S&P 500 1-Year -10% Floor with Cap Indexed Strategy value was 49.55% of that total value ($50,310 / $101,535 = 49.55%), so 49.55% of the $10,000 withdrawal ($4,955) was taken from it.

In this example, you invested $50,000 in the Buffer with Cap Strategy and $50,000 in the Floor with Cap Strategy, and at the end of the Term you realized $107,363 ($10,000 withdrawal plus the Strategy values of $49,583 and $47,780 at the end of the Term). Had no withdrawal occurred, your Strategy values at the end of the Term would have totaled $108,000 ($50,000 plus 10% increase for the Buffer with Cap Strategy, and $50,000 plus 6% increase for the Floor with Cap Strategy).

This hypothetical combined Strategy values of $108,000 exceeds the amount realized of $107,363 because the portion of the Investment Base withdrawn from each Strategy did not earn the increases (10% and 6% respectively) it would have earned if it had been left in the respective Strategy for the entire Term.

In this example, the Buffer with Cap Strategy performed better than the Floor with Cap Strategy because the Buffer with Cap Strategy had a higher Cap than the Floor with Cap Strategy.

Example B: Withdrawal When Index Rising Steadily – Trigger Strategies

This example assumes:

•	you allocate $50,000 to the S&P 500 1-Year 10% Buffer with Performance Trigger Strategy, and $50,000 to the S&P 500 1-Year 10% Buffer with Dual Performance Trigger Strategy;

•	the Trigger Rate for the initial Term of the S&P 500 1-Year 10% Buffer with Performance Trigger Strategy is 11%;

•	the Trigger Rate for the initial Term of the S&P 500 1-Year 10% Buffer with Dual Performance Trigger Strategy is 8%;

•	the S&P 500 is 1000 on the Term start date;

•

you request a $10,000 withdrawal on Day 146 when the Daily Value Percentage is 4.20% for the S&P 500 1-Year 10% Buffer with Performance Trigger Strategy and 3.77% for the S&P 500 1-Year 10% Buffer with Dual Performance Trigger Strategy;

•	you do not take any other withdrawals during the initial Term;

•

no Market Value Adjustments apply (If Market Value Adjustments did apply, the amounts realized at the end of the Term would be reduced by the withdrawal and reduced or increased by the amount of the Market Value Adjustment);

•	the S&P 500 is 1130 on the 1-year Term end date; and

•	you have not made a Performance Lock election.

Please note that even with a rising Index, the Daily Value Percentage may be negative or lower than the Index rise because the Net Option Price is not equal to the current Index price, and because the Daily Value Percentage calculation subtracts the Residual Option Cost and Trading Cost from the Net Option Price.

Impact of $10,000 Withdrawal on Day 146 of Term	S&P 500 1-Year 10% Buffer with Performance Trigger Strategy	S&P 500 1-Year 10% Buffer with Dual Performance Trigger Strategy
Investment Base at Term Start	$50,000	$50,000
Daily Value Percentage on Withdrawal Date	4.20%	3.77%
Dollar Amount of Increase on Withdrawal Date	$50,000 x .0420 = $2,100	$50,000 x .0377 = $1,885
Strategy Value before Withdrawal	$50,000 + $2,100 = $52,100	$50,000 + $1,885 = $51,885
Amount Withdrawn*	$5,010	$4,990
Withdrawal as Percentage of Strategy Value	$5,010 / $52,100 = 9.62%	$4,990 / $51,885 = 9.62%
Proportional Reduction in Investment Base	$50,00 x .0962 = $4,810	$50,000 x .0962 = $4,810
Investment Base after Withdrawal	$50,000 - $4,810 = $45,190	$50,000 - $4,810 = $45,190
Value at End of Term
Investment Base after Withdrawal	$45,190	$45,190
Index at Term Start	1000	1000
Index at Term End	1130	1130
Rise in Index	13%	13%
Trigger Rate Activated?	Yes	Yes
Trigger Rate	11%	8%
Increase as a Percentage	11.00%	8.00%
Dollar Amount of Increase	$45,190 x .1100 = $4,971	$45,190 x .0800 = $3,615
Strategy Value at Term End	$45,190 + $4,971 = $50,161	$45,190 + $3,615 = $48,805

*

Note: The withdrawal is taken proportionally from each Indexed Strategy, based on the ratio of that Strategy’s value to the total value of all Indexed Strategies immediately before the withdrawal. In this example, the total value of all Indexed Strategies immediately before the withdrawal was $103,985 ($52,100 + $51,885). The S&P 500 1-Year 10% Buffer with Performance Trigger Strategy value was 50.10% of that total value ($52,100 / $103,985 = 50.10%), so 50.10% of the $10,000 withdrawal ($5,010) was taken from it. The S&P 500 1-Year 10% Buffer with Dual Performance Trigger Strategy value was 49.90% of that total value ($51,885 / $103,985 = 49.90%), so 49.90% of the $10,000 withdrawal ($4,990) was taken from it.

In this example, you invested $50,000 in the S&P 500 1-Year 10% Buffer with Performance Trigger Strategy and $50,000 in the S&P 500 1-Year 10% Buffer with Dual Performance Trigger Strategy. At the end of the 1-year Term you realized $108,966 from the Strategies ($10,000 withdrawal plus the Strategy values of $50,161 and $48,805 at the end of the 1-year Term). Had no withdrawal occurred, your 1-year Strategy values at the end of the Term would have totaled $109,500 ($50,000 plus an 11.00% increase for the S&P 500 S&P 500 1-Year 10% Buffer with Performance Trigger Strategy, and $50,000 plus an 8.00% increase for the S&P 500 1-Year 10% Buffer with Dual Performance Trigger Strategy.)

The hypothetical Strategy value for the combined Strategies ($109,500) exceeds the amount realized ($108,966) because the portion of the Investment Base withdrawn from each Strategy did not earn the index increase (11.00% and 8.00% respectively) it would have earned if it had been left in the respective Strategy for the entire Term.

In this example, the S&P 500 1-Year 10% Buffer with Performance Trigger Strategy performed better than the S&P 500 1-Year 10% Buffer with Dual Performance Trigger Strategy because the Trigger Rate for the S&P 500 1-Year 10% Buffer with Performance Trigger Strategy was higher than the Trigger Rate for the S&P 500 1-Year 10% Buffer with Dual Performance Trigger Strategy.

Example C: Withdrawal When Index Falling Steadily – Buffer and Floor Strategies

This example assumes:

•	you allocate $50,000 to the S&P 500 1-Year 10% Buffer with Cap Strategy, and $50,000 to the S&P 500 1-Year 10% Floor with Cap Strategy;

•	the S&P 500 is 1000 on the Term start date;

•

you request a $10,000 withdrawal on Day 146 when the Daily Value Percentage is -2.10% for the S&P 500 1-Year 10% Buffer with Cap Strategy and -2.40% for the S&P 500 1-Year -10% Floor with Cap Strategy;

•	advisory fees are taken from other assets under management, or only at the end of the Term;

•	you do not take any other withdrawals during the initial Term;

•

no Market Value Adjustments apply (If Market Value Adjustments did apply, the amounts realized at the end of the Term would be reduced by the withdrawal and reduced or increased by the amount of the Market Value Adjustment);

•	the S&P 500 is 750 on the Term end date; and

•	you have not made a Performance Lock election

Please note that the Daily Value Percentage may be more negative than the fall in the Index because the Net Option Price is not equal to the current Index price, and because the Daily Value Percentage calculation subtracts the Residual Option Cost and Trading Cost from the Net Option Price.

Impact of $10,000 Withdrawal from Each Strategy on Day 146 of Term	S&P 500 1-Year 10% Buffer with Cap	S&P 500 1-Year -10% Floor with Cap
Investment Base at Term Start	$50,000	$50,000
Daily Value Percentage on Withdrawal Date	–2.10%	–2.40%
Dollar Amount of Decrease on Withdrawal Date	$50,000 x –.0210 = – $1,050	$50,000 x –.0240 = – $1,200
Strategy Value before Withdrawal	$50,000 – $1,050 = $48,950	$50,000 – $1,200 = $48,800
Amount Withdrawn*	$5,008	$4,992
Withdrawal as Percentage of Strategy Value	$5,008 /$48,950 = 10.23%	$4,992 /$48,800 = 10.23%
Proportional Reduction in Investment Base	$50,000 x .1023 = $5,115	$50,000 x .1023 = $5,115
Investment Base after Withdrawal	$50,000 – $5,115 = $44,885	$50,000 -$5,115 = $44,885
Value at End of Term
Investment Base after Withdrawal	$44,885	$44,885
Index at Term Start	1000	1000
Index at Term End	750	750
Fall in Index	–25%	–25%
Buffer	10%	n/a
Floor	n/a	10%
Decrease as a Percentage	25% – 10% = – 15%	Max (–25%, –10%) = – 10%
Dollar Amount of Decrease	$44,885 x .15 = $6,733	$44,885 x .10 = $4,489
Strategy Value at Term End	$44,885 – $6,733 = $38,152	$44,885 – $4,488= $40,396

*

Note: The withdrawal is taken proportionally from each Indexed Strategy, based on the ratio of that Strategy’s value to the total value of all Indexed Strategies immediately before the withdrawal. In this example, the total value of all Indexed Strategies immediately before the withdrawal was $97,750 ($48,950 + $48,800). The S&P 500 1-Year 10% Buffer with Cap Strategy value was 50.08% of that total value ($48,950 / $97,750 = 50.08%), so 50.08% of the $10,000 withdrawal ($5,008) was taken from it. The S&P 500 1-Year -10% Floor with Cap Strategy value was 49.92% of that total value ($48,800 / $97,750 = 49.92%), so 49.92% of the $10,000 withdrawal ($4,992) was taken from it.

In this example, you invested $50,000 in the Buffer Strategy and $50,000 in the Floor Strategy, and at the end of the Term you realized $88,548 ($10,000 withdrawal plus the Strategy values of $38,152 and $40,396 at the end of the Term). Had no withdrawal occurred, your Strategy values at the end of the Term would have totaled $87,500 ($50,000 minus 15% decrease for the Buffer Strategy and $50,000 minus 10% decrease for the Floor Strategy).

The amount realized of $88,548 exceeds this hypothetical combined Strategy value of $87,500 because the portion of the Investment Base withdrawn from each Strategy was not subject to the 10%-15% decrease it would have suffered if it had been left in the respective Strategies for the entire Term.

The Strategy value at Term end is highest for the Floor Strategy ($40,396) and lowest for the Buffer Strategy ($38,152). Though the proportionality rules relating to withdrawals keep each Strategy’s Investment Base equal to the others after the withdrawals, the different decreases that result from the 25% drop in the Index value (-10% for the Floor Strategy and -15% for the Buffer Strategy) lead to different Strategy values at Term end.

Example D: Withdrawal When Index Falling Steadily – Trigger Strategies

This example assumes:

•	you allocate $50,000 to the S&P 500 1-Year 10% Buffer with Performance Trigger Strategy, and $50,000 to the S&P 500 1-Year 10% Buffer with Dual Performance Trigger Strategy;

•	the Trigger Rate for the initial Term of the S&P 500 1-Year 10% Buffer with Performance Trigger Strategy is 11%;

•	the Trigger Rate for the initial Term of the S&P 500 1-Year 10% Buffer with Performance Trigger Strategy is 8%;

•	the S&P 500 is 1000 on the Term start date;

•

you request a $10,000 withdrawal on Day 146 when the Daily Value Percentage is -2.31% for the S&P 500 1-Year 10% Buffer with Performance Trigger Strategy and -0.74% for the S&P 500 1-Year 10% Buffer with Dual Performance Trigger Strategy;

•	you do not take any other withdrawals during the initial Term;

•

no Market Value Adjustments apply (If Market Value Adjustments did apply, the amounts realized at the end of the Term would be reduced by the withdrawal and reduced or increased by the amount of the Market Value Adjustment);

•	the S&P 500 is 800 on the 1-year Term end date; and

•	you have not made a Performance Lock election.

Please note that the Daily Value Percentage may be more negative than the fall in the Index because the Net Option Price is not equal to the current Index price, and because the Daily Value Percentage calculation subtracts the Residual Option Cost and Trading Cost from the Net Option Price.

Impact of $10,000 Withdrawal on Day 146 of Term	S&P 500 1-Year 10% Buffer with Performance Trigger Strategy	S&P 500 1-Year 10% Buffer with Dual Performance Trigger Strategy
Investment Base at Term Start	$50,000	$50,000
Daily Value Percentage on Withdrawal Date	–2.31%	–0.74%
Dollar Amount of Decrease on Withdrawal Date	–($50,000 x –.0231) = $1,155	–($50,000 x -.0074) = $370
Strategy Value before Withdrawal	$50,000 – $1,155 = $48,845	$50,000 –$370 = $49,630
Amount Withdrawn*	$4,960	$5,040
Withdrawal as Percentage of Strategy Value	$4,960 /$48,845 = 10.15%	$5,040 /$49,630 = 10.15%
Proportional Reduction in Investment Base	$50,000 x .1015 = $5,075	$50,000 x .1015 = $5,075
Investment Base after Withdrawal	$50,000 – $5,075 = $44,925	$50,000 – $5,075 = $44,925
Value at End of Term
Investment Base after Withdrawal	$44,925	$44,925
Index at Term Start	1000	1000
Index at Term End	800	800
Fall in Index	20%	20%
Buffer	10%	10%
Decrease as a Percentage	20% – 10% = 10.00%	20% – 10% = 10.00%
Dollar Amount of Decrease	$44,925 x .1000 = $4,493	$44,925 x .1000 = $4,493
Strategy Value at Term End	$44,925 – $4,493 = $40,432	$44,478 – $4,493 = $40,432

*

Note: The withdrawal is taken proportionally from each Indexed Strategy, based on the ratio of that Strategy’s value to the total value of all Indexed Strategies immediately before the withdrawal. In this example, the total value of all Indexed Strategies immediately before the withdrawal was $98,475 ($48,845 + $49,630). The S&P 500 1-Year 10% Buffer with Performance Trigger Strategy value was 49.60% of that total value ($48,845 / $98,475 = 49.60%), so 49.60% of the $10,000 withdrawal ($4,960) was taken from it. The S&P 500 1-Year 10% Buffer with Dual Performance Trigger Strategy value was 50.40% of that total value ($49,630 / $98,475 = 49.90%), so 50.40% of the $10,000 withdrawal ($5,040) was taken from it.

In this example, you invested $50,000 in the S&P 500 1-Year 10% Buffer with Performance Trigger Strategy and $50,000 in the S&P 500 1-Year 10% Buffer with Dual Performance Trigger Strategy. At the end of the 1-year Term you realized $90,864 from the Strategies ($10,000 withdrawal plus the Strategy values of $40,432 and $40,432 at the end of the 1-year Term). Had no withdrawal occurred, your 1-year Strategy values at the end of the Term would have totaled $90,000 ($50,000 minus a 10.00% decrease for the S&P 500 S&P 500 1-Year 10% Buffer with Performance Trigger Strategy, and $50,000 minus a 10.00% decrease for the S&P 500 1-Year 10% Buffer with Dual Performance Trigger Strategy.)

The amount realized at the end of the 1-year Term for the combined Strategies ($90,060) exceeds the hypothetical Strategy value ($90,000), because the $10,000 that was withdrawn was not subject to the full 10% decrease it would have suffered if it had been left in the Strategies for the entire 1-year Term.

In this example, the S&P 500 1-Year 10% Buffer with Performance Trigger Strategy and the S&P 500 1-Year 10% Buffer with Dual Performance Trigger Strategy performed identically because they are based on the same Index and the decrease in that Index was greater than 10%. Therefore, the 10% Buffer came into play for both Strategies.

APPENDIX C: STATE VARIATIONS

This prospectus describes the material features of the Contract. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. However, please note that the maximum charge is set forth in this prospectus. If you would like to review a copy of the Contract and any endorsements, contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, visit our website at www.mmascend.com or call us at 1-800-789-6771.

For Contracts with a Contract Effective Date on or after May 21, 2025

The following information is a summary of material state variations as of the date of this prospectus for Contracts issued in the identified state on or after May 21, 2025.

California

Right to Cancel (Free Look): The free look period is 30 days, whether or not you purchase this Contract to replace an existing annuity contract or life insurance policy. If you are under age 60, the amount to be refunded is the Account Value plus Fees/Charges. If you are age 60 or older, the amount to be refunded is the sum of your Purchase Payments.

Strategy Availability: There are two strategies that will not be available for Contracts issued in California on or after May 21, 2025, until regulatory approval is received:

Russell 2000 1-Year 10% Buffer with Cap Indexed Strategy

Russell 2000 1-Year 20% Buffer with Cap Indexed Strategy

In addition, the Performance Lock feature on the Russell 2000 6-Year 20% Buffer with Upside Participation Rate Indexed Strategy will not be available until regulatory approval is received.

Change of Beneficiary: Contracts issued in California before regulatory approval is received will continue to be subject to the requirement that a Change of Beneficiary be received prior to the death for which a Death Benefit is payable.

Payout Option Guarantee: The guarantee that payments under a Payout Option for an Annuity Payout Benefit or Death Benefit will not be less than those that would be provided by the application of the Surrender Value or Death Benefit to purchase a single premium immediate annuity contract at the purchase rate offered by the Company will not apply to Contracts issued in California before regulatory approval is received.

Extended Care Waiver: The Waiver of Market Value Adjustments for Facility Care or Home Care or Community-Based Services Rider (CA Rider) provides a waiver under an expanded set of circumstances. The waiver will apply if, at the time of a Surrender, or within the immediately preceding 90 days, the following conditions are met: (1) the insured is confined in a facility or is receiving, as prescribed by a physician, registered nurse or licensed social worker, home care or community-based services; (2) the insured’s confinement in a facility, the insured’s receipt of home care or community-based services, or any combination thereof has continued for a period of at least 90 consecutive days, disregarding any confinement or services provided during the first Contract Year; and (3) the first day of such confinement or services is after the Contract Effective Date. Facility includes a skilled nursing facility, a convalescent nursing home, an extended care facility, a residential care facility or a residential care facility for the elderly. Home care or community-based services includes home health care, adult day care, personal care, homemaker services, hospice services and respite care as defined in the rider. Additional conforming changes have been made including revised and new definitions, and inclusion of a description of circumstances under which the waiver does not apply. The termination provision has been modified to reflect that the rider will not terminate if you transfer an interest in the contract unless the transfer results in the addition of a new insured.

Florida

Right to Cancel (Free Look): The free look period is 21 days. The free look period is 30 days if you purchase this Contract to replace an existing annuity contract or life insurance policy. The amount to be refunded is the Account Value plus Fees/Charges.

Amendment of the Contract: You have the right to reject an endorsement that changes the provisions of this Contract to obtain or retain the intended tax treatment under federal tax law, or to take into account other pertinent laws and governmental regulations and rulings. We will not be responsible for the tax or other consequences of your rejection.

Massachusetts

Extended Care Waiver: This waiver rider is not available in Massachusetts.

Terminal Illness Waiver: This waiver rider is not available in Massachusetts.

Oregon

Right to Cancel (Free Look): If the Contract is not purchased to replace an existing annuity contract or life insurance policy, the amount to be refunded is the Account Value. If you purchase this Contract to replace an existing annuity contract or life insurance policy and the Contract is cancelled within 21 to 30 days, the amount to be refunded is the Account Value plus Fees/Charges.

South Carolina

Right to Cancel (Free Look): If the Contract is not purchased to replace an existing annuity contract or life insurance policy, the amount to be refunded is the sum of your Purchase Payments. If you purchase this Contract to replace an existing annuity contract or life insurance policy and the Contract is cancelled within 21 to 30 days, the amount to be refunded is the Account Value plus Fees/Charges.

For Contracts with a Contract Effective Date before May 21, 2025

The following information is a summary of material state variations as of the date of this prospectus for Contracts issued in the identified state before May 21, 2025. For all state variations related to the Right to Cancel, please refer to the Right to Cancel (Free Look) Table.

California

Extended Care Waiver: The Waiver of Market Value Adjustments for Facility Care or Home Care or Community-Based Services Rider (CA Rider) provides a waiver under an expanded set of circumstances. The waiver will apply if, at the time of a Surrender, or within the immediately preceding 90 days, the following conditions are met: (1) the insured is confined in a facility or is receiving, as prescribed by a physician, registered nurse or licensed social worker, home care or community-based services; (2) the insured’s confinement in a facility, the insured’s receipt of home care or community-based services, or any combination thereof has continued for a period of at least 90 consecutive days; and (3) the first day of such 90-day period was at least one year after the Contract Effective Date. Facility includes a skilled nursing facility, a convalescent nursing home, or an extended care facility or a residential care facility or a residential care facility for the elderly. Home care or community-based services includes home health care, adult day care, personal care, homemaker services, hospice services and respite care as defined in the rider. Additional conforming changes have been made including revised and new definitions, and inclusion of a description of circumstances under which the waiver does not apply. The termination provision has been modified to reflect that the rider will not terminate if you transfer or assign an interest in the contract to a person or entity other than the insured.

Connecticut

Market Value Adjustment: The MVA factor is equal to (A – B) x N, where:

A = the MVA Index Interest Rate on the Contract Effective Date;

B = the MVA Index Interest Rate for the date of the withdrawal or Surrender; and

N = the number of whole and partial years remaining to the sixth Contract Anniversary.

Florida

Amendment of the Contract: You have the right to reject an endorsement that changes the provisions of this Contract to obtain or retain the intended tax treatment under federal tax law, or to take into account other pertinent laws and governmental regulations and rulings. We will not be responsible for the tax or other consequences of your rejection.

Illinois

Civil Union Partners: A civil union partner may make a Successor Owner election. However, the Contract must comply with the post-death distribution rules applicable to a non-spouse. The termination of a Civil Union will terminate the designation of the civil union partner as a Beneficiary or payee in the same manner as a divorce.

Indiana

Market Value Adjustment: The MVA factor is equal to (A – B) x N, where:

A = the MVA Index Interest Rate on the Contract Effective Date;

B = the MVA Index Interest Rate for the date of the withdrawal or Surrender; and

N = the number of whole and partial years remaining to the sixth Contract Anniversary.

Maryland

Market Value Adjustment: The MVA factor is equal to (A – B) x N, where:

A = the MVA Index Interest Rate on the Contract Effective Date;

B = the MVA Index Interest Rate for the date of the withdrawal or Surrender; and

N = the number of whole and partial years remaining to the sixth Contract Anniversary.

Massachusetts

Extended Care Waiver: This waiver rider is not available in Massachusetts.

Terminal Illness Waiver: This waiver rider is not available in Massachusetts.

Missouri

Temporary Holding Account: There is no Declared Rate Strategy. Amounts can be allocated or reallocated to a Temporary Holding Account. The value of the Temporary Holding Account is equal to: (1) the amounts applied to the Temporary Holding Account at the start of the current Term; minus (2) each withdrawal taken from the Temporary Holding Account during the current Term; and plus (4) interest that we have credited on the balances in the Temporary Holding Account for the current Term.

The Temporary Holding Account earns interest daily at an annual effective rate equal to the interest rate used to calculate the minimum value under Missouri standard nonforfeiture law for a fixed annuity contract on the Contract issue date.

Allocations and reallocations to the Temporary Holding Account are subject to the Allocation Limit.

At the end of a Term, to the extent any amount cannot be applied to a Temporary Holding Account for the next Term because the amount is over the Allocation Limit, unless you send us a request to reallocate that amount we will apply the amount to the S&P 500 1-Year –10% Floor with Cap Indexed Strategy.

Amounts taken from the Temporary Holding Account on a withdrawal or a Surrender are not subject to a Market Value Adjustment.

Indexed Strategy Availability: There are multiple Indexed Strategies that are not available in Missouri. Please refer to Appendix A.

Withdrawals: Withdrawals are taken first from the Temporary Holding Account, then from Indexed Strategies without regard to Term length.

Performance Lock Availability: A Performance Lock is not available in Missouri.

New Jersey

Civil Union Partners: A civil union partner may make a Successor Owner election. However, the Contract must comply with the post-death distribution rules applicable to a non-spouse. The termination of a Civil Union will terminate the designation of the civil union partner as a Beneficiary or payee in the same manner as a divorce.

Ohio

Assignment: Subject to the tax qualifications endorsement, if any, and other Contract limitations, you may assign your rights to designate or change a Beneficiary or an Annuitant, to change Owners, or to elect a Payout Option if you make a specific Request in Good Order.

Texas

Payout Options: Payments under a Payout Option are subject to a $50 minimum.

Amendment of the Contract: You have the right to reject an endorsement that changes the provisions of this Contract to obtain or retain the intended tax treatment under federal tax law, or to take into account other pertinent laws and governmental regulations and rulings. We will not be responsible for the tax or other consequences of your rejection.

Involuntary Termination: Our right to terminate this Contract is not tied to the minimum required value. We have the right to terminate this Contract if the Account Value would provide a benefit of less than $20 each month at age 70 under a life payout with payments for at least a fixed period of 10 years.

Right to Cancel (Free Look) Table for Contracts with a Contract Effective Date before May 21, 2025

State law governs the length of the free look period and the amount of the refund that you will receive. The period and amount may differ if you are replacing a life insurance policy or annuity contract. The table below summarizes the state law provisions.

For Contracts Issued in:	Free Look Period	Refund	Replacement Free Look Period	Replacement Refund
Alabama	20 days	Account Value	30 days	Account Value + Fees/Charges
Alaska	20 days	Account Value + Fees/Charges	30 days	Account Value + Fees/Charges
Arizona	20 days	Account Value + Fees/Charges	30 days	Account Value + Fees/Charges
Arkansas	20 days	Account Value	30 days	Account Value
California	30 days	Account Value + Fees/Charges	30 days	Account Value + Fees/Charges
		Note: If owner is age 60 or older, refund amount is Purchase Payments.		Note: If owner is age 60 or older, refund amount is Purchase Payments.

For Contracts Issued in:	Free Look Period	Refund	Replacement Free Look Period	Replacement Refund
Colorado	20 days	Account Value	30 days	Account Value + Fees/Charges
Connecticut	20 days	Account Value + Fees/Charges	30 days	Account Value + Fees/Charges
Delaware	20 days	Account Value	30 days	Purchase Payments
District of Columbia	20 days	Account Value	30 days	Account Value
Florida	21 days	Account Value + Fees/Charges	30 days	Account Value + Fees/Charges
Georgia	20 days	Purchase Payments	30 days	Purchase Payments
Hawaii	20 days	Account Value	30 days	Account Value + Fees/Charges
Idaho	20 days	Purchase Payments	30 days	Purchase Payments
Illinois	20 days	Account Value + Fees/Charges	30 days	Account Value + Fees/Charges
Indiana	20 days	Account Value	30 days	Purchase Payments
Iowa	20 days	Account Value	30 days	Account Value + Fees/Charges
Kansas	20 days	Account Value + Fees/Charges	30 days	Account Value + Fees/Charges
Kentucky	20 days	Purchase Payments	30 days	Account Value + Fees/Charges
Louisiana	20 days	Purchase Payments	30 days	Account Value + Fees/Charges
Maine	20 days	Account Value	30 days	Account Value + Fees/Charges
Maryland	20 days	Purchase Payments	30 days	Account Value + Fees/Charges
Massachusetts	20 days	Account Value	30 days	Purchase Payments
Michigan	20 days	Account Value + Fees/Charges	30 days	Account Value + Fees/Charges
Minnesota	20 days	Account Value + Fees/Charges	30 days	Purchase Payments
Mississippi	20 days	Account Value	30 days	Account Value + Fees/Charges
Missouri	20 days	Purchase Payments	30 days	Purchase Payments
Montana	20 days	Account Value	30 days	Account Value + Fees/Charges
Nebraska	20 days	Purchase Payments	30 days	Account Value + Fees/Charges
Nevada	20 days	Purchase Payments	30 days	Purchase Payments
New Hampshire	20 days	Purchase Payments	30 days	Account Value + Fees/Charges
New Jersey	20 days	Account Value + Fees/Charges	30 days	Account Value + Fees/Charges
New Mexico	20 days	Account Value	30 days	Account Value + Fees/Charges
North Carolina	20 days	Purchase Payments	30 days	Account Value + Fees/Charges
North Dakota	20 days	Account Value + Fees/Charges	30 days	Account Value + Fees/Charges
Ohio	20 days	Account Value	30 days	Account Value + Fees/Charges
Oklahoma	20 days	Purchase Payments	30 days	Purchase Payments
Oregon	20 days	Account Value	30 days	Account Value + Fees/Charges
Pennsylvania	20 days	Account Value	30 days	Account Value
Rhode Island	20 days	Purchase Payments	30 days	Account Value + Fees/Charges
South Carolina	20 days	Purchase Payments	30 days	Account Value + Fees/Charges
South Dakota	20 days	Account Value + Fees/Charges	30 days	Account Value + Fees/Charges
Tennessee	20 days	Account Value	30 days	Purchase Payments
Texas	20 days	Purchase Payments	30 days	Account Value + Fees/Charges
Utah	20 days	Purchase Payments	30 days	Purchase Payments
Vermont	20 days	Account Value	30 days	Account Value + Fees/Charges
Virginia	20 days	Account Value	30 days	Account Value + Fees/Charges
Washington	20 days	Greater of: (1) Purchase Payments or (2) Account Value minus taxes	30 days	Purchase Payments
West Virginia	20 days	Account Value	30 days	Account Value + Fees/Charges
Wisconsin	30 days	Account Value	30 days	Account Value + Fees/Charges
Wyoming	20 days	Account Value	30 days	Greater of: (1) Purchase Payments or (2) Account Value + Fees/Charges

APPENDIX D: INDEX DISCLOSURES

S&P 500® Index

The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by MassMutual Ascend Life Insurance Company. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); It is not possible to invest directly in an index. MassMutual Ascend Life Insurance Company Products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the MassMutual Ascend Life Insurance Company’s Products or any member of the public regarding the advisability of investing in securities generally or in MassMutual Ascend Life Insurance Company’s Products particularly or the ability of the S&P 500 Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to MassMutual Ascend Life Insurance Company with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to MassMutual Ascend Life Insurance Company or the MassMutual Ascend Life Insurance Company’s Products. S&P Dow Jones Indices has no obligation to take the needs of MassMutual Ascend Life Insurance Company or the owners of MassMutual Ascend Life Insurance Company’s Products into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of MassMutual Ascend Life Insurance Company’s Products. There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary, promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 Index OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY MassMutual Ascend Life Insurance Company, OWNERS OF THE MassMutual Ascend Life Insurance Company’s PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 Index OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF IT HAS BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE MassMutual Ascend Life Insurance Company PRODUCT REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND MassMutual Ascend Life Insurance Company, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

SPDR® Gold Shares ETF Index

“SPDR” is a product of S&P Dow Jones Indices LLC (“SPDJI”). Standard and Poor’s and S&P are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and “SPDR” is a trademark of SPDJI.

S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY MASSMUTUAL ASCEND LIFE INSURANCE COMPANY, OWNERS OF MASSMUTUAL ASCEND LIFE INSURANCE COMPANY’S PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM ANY TRADEMARK, SERVICE MARK AND/OR TRADE NAME. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.

iShares® MSCI EAFE ETF Index

The iShares MSCI EAFE ETF is distributed by BlackRock Investments, LLC. iShares®, BLACKROCK®, and the corresponding logos are registered and unregistered trademarks of BlackRock, Inc. and its affiliates (“BlackRock”), and these trademarks have been licensed for certain purposes by MassMutual Ascend Life Insurance Company. MassMutual Ascend Life annuity products are not sponsored, endorsed, sold, or promoted by BlackRock, and purchasers of an annuity from MassMutual Ascend Life do not acquire any interest in the iShares MSCI EAFE ETF nor enter into any relationship of any kind with BlackRock. BlackRock makes no representation or warranty, express or implied, to the owners of any MassMutual Ascend Life annuity product or any member of the public regarding the advisability of purchasing an annuity, nor does it have any liability for any errors, omissions, interruptions, or use of the iShares MSCI EAFE ETF or any data related thereto.

First Trust Barclays Edge Index

The First Trust Barclays Edge Index is a custom index created for use in annuities issued by MassMutual Ascend Life Insurance Company. The Index sponsor and the Company have an exclusive agreement in place for this purpose, but the Index sponsor could license the First Trust Barclays Edge Index for additional use at some point in the future once the exclusive time period is complete. The First Trust Barclays Edge Index has no performance history prior to April 14, 2023.

The First Trust Barclays Edge Index (“FTIS Index”) is a product of FT Indexing Solutions LLC (“FTIS”) and is administered and calculated by

Bloomberg Index Service Limited and its affiliates (collectively, “BISL”). FIRST TRUST® is a trademark of First Trust Portfolios L.P. (collectively, with FTIS and their respective affiliates, “First Trust”). The foregoing index and trademark have been licensed for use for certain purposes by Barclays, Bloomberg, and MassMutual Ascend Life in connection with the FTIS Index and MassMutual Ascend Life’s products.

The Capital Strength Index (“Nasdaq Index”) is a product of Nasdaq, Inc. (collectively, with its affiliates, “Nasdaq”). NASDAQ®, CAPITAL

STRENGTH INDEXTM, and NQCAPSTTM are trademarks of Nasdaq.

The foregoing index and trademarks have been licensed for use for certain purposes by FTIS and MassMutual Ascend Life in connection with the FTIS Index and MassMutual Ascend Life’s products.

The Value Line Dividend Index (“Value Line Index”) is a product of Value Line, Inc. (“Value Line”). VALUE LINE® and VALUE LINE DIVIDEND INDEX™ are trademarks or registered trademarks of Value Line. The foregoing index and trademarks have been licensed for use for certain purposes by FTIS and MassMutual Ascend Life in connection with the FTIS Index and MassMutual Ascend Life’s products. The FTIS Index is not sponsored, endorsed, recommended, sold, or promoted by Value Line and Value Line makes no representation regarding the advisability of investing in the FTIS Index.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. Bloomberg Finance L.P., BISL and their affiliates (“Bloomberg”) are not affiliated with First Trust or Barclays. Bloomberg’s relationship to First Trust and Barclays is only (1) in the licensing of the FIRST TRUST®, BARCLAYS®, and FIRST TRUST BARCLAYS EDGE INDEX™ trademarks and (2) to act as the administrator and calculation agent of the FTIS Index, which is the property of FTIS.

MassMutual Ascend Life’s products are not issued, sponsored, endorsed, sold, recommended, or promoted by First Trust, Bloomberg, Nasdaq, Value Line, or their respective affiliates (collectively, the “Companies”). The Companies have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to MassMutual Ascend Life’s products. The Companies make no representation or warranty, express or implied, to the owners of any product based on the FTIS Index, Barclays Indices, Nasdaq Index, or Value Line Index, or to any member of the public regarding the advisability of investing in securities generally or in products based on the FTIS Index, Barclays Indices, Nasdaq Indices, or Value Line Index particularly, or the ability of the FTIS Index, Barclays Indices, Nasdaq Indices, or Value Line Index to track general stock market performance. The Companies’ only relationship to MassMutual Ascend Life is in the licensing of the certain trademarks, trade names, and service marks and the use of the FTIS Index, Barclays Indices, Nasdaq Indices, and Value Line Indices, which are determined, composed, and calculated without regard to MassMutual Ascend Life or MassMutual Ascend Life’s products y. The Companies have no obligation to take the needs of MassMutual Ascend Life, or the owners of MassMutual Ascend Life’s products, or the sponsors or owners of products based on the FTIS Index, Barclays Indices, Nasdaq Index, or Value Line Index into consideration when determining, composing, or calculating the FTIS Index, Barclays Indices, Nasdaq Index, and Value Line Index. The Companies are not responsible for and have not participated in the determination or calculation of MassMutual Ascend Life’s products. There are no assurances from the Companies that products based on the FTIS Index, Barclays Indices, Nasdaq Index, or Value Line Index will accurately track index performance or provide positive investment returns. The Companies have no liability in connection with the administration, marketing, or trading of MassMutual Ascend Life’s products. The Companies are not investment advisors. Inclusion of a security or financial instrument within an index is not a recommendation by the Companies to buy, sell, or hold such security or financial instrument, nor is it considered to be investment advice.

THE COMPANIES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS, COMPLETENESS, AND/OR UNINTERRUPTED CALCULATION OF MASSMUTUAL ASCEND LIFE’S PRODUCTS, FTIS INDEX, BARCLAYS INDICES, NASDAQ INDEX, VALUE LINE INDEX, OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATION WITH RESPECT THERETO, INCLUDING, ORAL, WRITTEN, OR ELECTRONIC COMMUNICATIONS. THE COMPANIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS IN MASSMUTUAL ASCEND LIFE’S PRODUCTS, FTIS INDEX, BARCLAYS INDICES, NASDAQ INDEX, OR VALUE LINE INDEX. THE COMPANIES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY MASSMUTUAL ASCEND LIFE, OWNERS OF MASSMUTUAL ASCEND LIFE’S PRODUCTS OR OF PRODUCTS BASED ON THE FTIS INDEX, BARCLAYS INDICES, NASDAQ INDEX, OR VALUE LINE INDEX, OR BY ANY OTHER PERSON OR ENTITY FROM THE USE OF THE FTIS INDEX, BARCLAYS INDICES, NASDAQ INDEX, OR VALUE LINE INDEX, OR ANY DATA INCLUDED THEREIN. THE COMPANIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT

TO MASSMUTUAL ASCEND LIFE’S PRODUCTS, FTIS INDEX, BARCLAYS INDICES, NASDAQ INDEX, VALUE LINE INDEX, OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE COMPANIES BE SUBJECT TO ANY DAMAGES OR HAVE ANY LIABILITY FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES OR LOSSES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE. EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN MASSMUTUAL ASCEND LIFE AND THE COMPANIES.

Neither Barclays Bank PLC (‘BB PLC’’) nor any of its affiliates (collectively ‘Barclays’) is the issuer or producer of MassMutual Ascend Life’s products and Barclays has no responsibilities, obligations, or duties to investors in MassMutual Ascend Life’s products. The Barclays US 2Y Treasury Futures Index, Barclays US 5Y Treasury Futures Index, Barclays US 10Y Treasury Futures Index, and Barclays Switch USD Signal Index (collectively, the “Indices”), together with any Barclays indices that are components of the Indices, are trademarks owned by Barclays and, together with any component indices and index data, are licensed for use by MassMutual Ascend Life as the issuer or producer of MassMutual Ascend Life’s products (the ‘Issuer’).

Barclays’ only relationship with the Issuer in respect of the Indices is the licensing of the Indices, which are administered, compiled, and published by BB PLC in its role as the index sponsor (the ‘Index Sponsor’) without regard to the Issuer or MassMutual Ascend Life’s products or investors in MassMutual Ascend Life’s products. Additionally, MassMutual Ascend Life as issuer or producer of MassMutual Ascend Life’s products may for itself execute transaction(s) with Barclays in or relating to the Indices in connection with MassMutual Ascend Life’s products. Investors acquire MassMutual Ascend Life’s products from MassMutual Ascend Life and investors neither acquire any interest in the Indices nor enter into any relationship of any kind whatsoever with Barclays upon making an investment in MassMutual Ascend Life’s products. MassMutual Ascend Life’s products are not sponsored, endorsed, sold, or promoted by Barclays and Barclays makes no representation regarding the advisability of MassMutual Ascend Life’s products or use of the Indices or any data included therein. Barclays shall not be liable in any way to the Issuer, investors or to other third parties in respect of the use or accuracy of the Indices or any data included therein.

Barclays Index Administration (“BINDA”), a distinct function within BB PLC, is responsible for day-to-day governance of BB PLC’s activities as Index Sponsor.

To protect the integrity of Barclays’ indices, BB PLC has in place a control framework designed to identify and remove and/or mitigate (as appropriate) conflicts of interest. Within the control framework, BINDA has the following specific responsibilities:

•	oversight of any third-party index calculation agent;

•	acting as approvals body for index lifecycle events (index launch, change and retirement); and

•	resolving unforeseen index calculation issues where discretion or interpretation may be required (for example: upon the occurrence of market disruption events).

To promote the independence of BINDA, the function is operationally separate from BB PLC’s sales, trading and structuring desks, investment managers, and other business units that have, or may be perceived to have, interests that may conflict with the independence or integrity of Barclays’ indices.

Notwithstanding the foregoing, potential conflicts of interest exist as a consequence of BB PLC providing indices alongside its other businesses. Please note the following in relation to Barclays’ indices:

•	BB PLC may act in multiple capacities with respect to a particular index including, but not limited to, functioning as index sponsor, index administrator, index owner and licensor.

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Sales, trading, or structuring desks in BB PLC may launch products linked to the performance of an index. These products are typically hedged by BB PLC’s trading desks. In hedging an index, a trading desk may purchase or sell constituents of that index. These purchases or sales may affect the prices of the index constituents which could in turn affect the level of that index.

•	BB PLC may establish investment funds that track an index or otherwise use an index for portfolio or asset allocation decisions.

The Index Sponsor is under no obligation to continue the administration, compilation and publication of the Indices or the level of the Indices. While the Index Sponsor currently employs the methodology ascribed to the Indices (and application of such methodology shall be conclusive and binding), no assurance can be given that market, regulatory, juridical, financial, fiscal or other circumstances (including, but not limited to, any changes to or any suspension or termination of or any other events affecting any constituent within the Index) will not arise that would, in the view of the Index Sponsor, necessitate an adjustment, modification or change of such methodology. In certain circumstances, the Index Sponsor may suspend or terminate the Indices. The Index Sponsor has appointed a third-party agent (the ‘Index Calculation Agent’) to calculate and maintain the Indices. While the Index Sponsor is responsible for the operation of the Indices, certain aspects have thus been outsourced to the Index Calculation Agent.

Barclays

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makes no representation or warranty, express or implied, to the Issuer or any member of the public regarding the advisability of investing in transactions generally or the ability of the Indices to track the performance of any market or underlying assets or data; and

2.	has no obligation to take the needs of the Issuer into consideration in administering, compiling, or publishing the Indices.

Barclays has no obligation or liability in connection with administration, marketing, or trading of MassMutual Ascend Life’s products.

The licensing agreement between FTIS and BB PLC is solely for the benefit of FTIS and Barclays and not for the benefit of the owners of MassMutual Ascend Life’s products, investors or other third parties.

BARCLAYS DOES NOT GUARANTEE, AND SHALL HAVE NO LIABILITY TO THE PURCHASERS AND TRADERS, AS THE CASE MAY BE, OF THE TRANSACTION OR TO THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE INDICES OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE INDICES. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDICES INCLUDING, WITHOUT LIMITATION, THE INDICES, OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL BARCLAYS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES SAVE TO THE EXTENT THAT SUCH EXCLUSION OF LIABILITY IS PROHIBITED BY LAW.

None of the information supplied by Barclays and used in this publication may be reproduced in any manner without the prior written permission of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

Russell 2000® Index

MassMutual Ascend Life annuity products have been developed solely by MassMutual Ascend Life Insurance Company. MassMutual Ascend Life annuity products are not in any way connected to or sponsored, endorsed, sold, or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies.

All rights in the Russell 2000 Index vest in the relevant LSE Group company which owns the Index. “Russell®” and “Russell 2000®” are trademarks of the relevant LSE Group company and are used by any other LSE Group company under license.

The Russell 2000 Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent, or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on, or any error in the Russell 2000 Index or (b) investment in or operation of MassMutual Ascend Life annuity products. The LSE Group makes no claim, prediction, warranty, or representation either as to the results to be obtained from MassMutual Ascend Life annuity products or the suitability of the Russell 2000 Index for the purpose to which it is being put by MassMutual Ascend Life Insurance Company.

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The Contract does not invest in any equity, debt, or other investments.

Our form number for the Contract is ICC24-P1841724NW or P1841622NW Each endorsement or rider also has a separate form number. The form numbers may vary by state. The Securities and Exchange Commission file number for the Contract is 333-276893.

The Statement of Additional Information (“SAI”), dated May 1, 2025, includes additional information about the Contract and the Company. The SAI is incorporated by reference into this prospectus. The SAI is available, without charge, upon request. For a free copy, or to request other information about the Contract or make other inquiries, contact us by visiting www.massmutualascend.com/RILAcompliancedocuments, calling 1-800-789-6771, or in writing at the following address:

MassMutual Ascend Life Insurance Company

Administrative Office: P.O. Box 5423, Cincinnati OH 45201-5423

Policy Administration: 1-800-789-6771

Reports and other information about the Company are available on the SEC’s website at https://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier No. C000261634

MASSMUTUAL ASCEND LIFE INSURANCE COMPANY®

INDIVIDUAL INDEX-LINKED MODIFIED SINGLE PREMIUM DEFERRED ANNUITY

INDEX ACHIEVER ADVISORY®

INDEX ACHIEVER®

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2025

This Statement of Additional Information supplements the current prospectus for the Index Achiever Advisory and Index Achiever index-linked annuity contracts (the “Contracts”) offered by MassMutual Ascend Life Insurance Company®. This statement of additional information is not a prospectus and should be read only in conjunction with the Prospectuses for the Contracts dated May 1, 2025. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the Prospectuses.

A copy of a Contract prospectus dated May 1, 2025, as supplemented from time to time, may be obtained without charge by writing to MassMutual Ascend Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at 1-800-789-6771 or visit us at our website www.massmutualascend.com/RILAcompliancedocuments to request a copy.

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MASSMUTUAL ASCEND LIFE INSURANCE COMPANY

General Information and History

MassMutual Ascend Life Insurance Company (“MassMutual Ascend Life”) is a stock insurance company incorporated in 1961. We are domiciled in the state of Ohio and have been continuously engaged in the insurance business since that time. We are licensed to conduct life insurance business in all states of the United States except New York, as well as the District of Columbia and Puerto Rico. Our principal executive offices are located at 191 Rosa Parks Street, Cincinnati, Ohio 45202.

We are a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), a mutual life insurance company. MassMutual and its domestic life insurance subsidiaries provide individual and group life insurance, disability insurance, individual and group annuities and guaranteed interest contracts to individual and institutional customers in all 50 states of the U.S., the District of Columbia and Puerto Rico.

Prior to October 3, 2022, MassMutual Ascend Life’s name was Great American Life Insurance Company (“GALIC”). On May 28, 2021, American Financial Group, Inc. sold its annuity business consisting of GALIC and its two insurance subsidiaries, Annuity Investors Life Insurance Company and Manhattan National Life Insurance Company, as well as a broker-dealer affiliate, Great American Advisors, LLC, and insurance distributor, AAG Insurance Agency, Inc. to MassMutual.

The General Account

Our general account (the “General Account”) holds all our assets other than assets in our insulated separate accounts. We own our General Account assets, and, subject to applicable law, have sole investment discretion over them. The assets are subject to our general business operation liabilities and claims of our creditors and may lose value. Our General Account assets fund the guarantees provided in the Contracts.

We must invest our assets according to applicable state laws regarding the nature, quality and diversification of investments that may be made by life insurance companies. In general, these laws permit investments, within specified limits and subject to certain qualifications, in Federal, state, and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

We place a majority of the Purchase Payments made under the Contract in our General Account where we primarily invest the assets in a variety of fixed income securities.

The Separate Account

We place a portion of the Purchase Payments made under the Contract in a non-unitized separate account (the “Separate Account”) that is not registered with the Securities and Exchange Commission. We established and maintain the Separate Account pursuant to the laws of our domiciliary state for the purpose of supporting our obligation to adjust the Indexed Strategy values based on the Daily Value Percentage or rise or fall of the Index. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. The assets in the Separate Account are not chargeable with liabilities arising out of any other business that we conduct. We may invest these assets in hedging instruments, including derivative contracts as well as other assets permitted under state law. To support our obligations to adjust the Indexed Strategy values, we may move money between the Separate Account and our General Account. We are not obligated to invest the assets of the Separate Account according to any particular plan except as we may be required to by state insurance laws. Regardless of your Strategy allocations, we do not intend to invest the assets of the Separate Account in the iShares MSCI EAFE exchange traded fund, the iShares U.S. Real Estate exchange traded fund, or the SPDR Gold Shares exchange traded fund. We may or may not hold the hypothetical options described in this prospectus in the Separate Account.

Contract owners do not have any interest in or claim on the assets in the Separate Account nor do Contract owners participate in any way in the performance of assets held in the Separate Account.

State Regulations

We are subject to the insurance laws and regulations of all the jurisdictions where we are licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contract will be modified accordingly.

SERVICES

Pursuant to a Leased Employee Agreement between MassMutual Ascend Life and Glidepath Holdings, Inc. (“Glidepath”), a wholly-owned a subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), Glidepath furnishes MassMutual Ascend Life with personnel as requested by MassMutual Ascend Life. MassMutual Ascend Life pays for these services on the basis of cost, which must be fair and reasonable. Payments for these services by MassMutual Ascend Life to Glidepath were approximately $119 million in 2024, $109 million in 2023 and $98 million in 2022.

MassMutual Ascend Life and Barings LLC (“Barings”), a subsidiary of MassMutual, are parties to an Investment Services Agreement under which Barings provides investment services to MassMutual Ascend Life in accordance with guidelines. MassMutual Ascend Life pays Barings a fee based on Barings’s cost of providing these services.

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Pursuant to an Administrative Services Agreement between MassMutual Ascend Life and MassMutual, MassMutual furnishes MassMutual Ascend Life with office, data processing, telecommunications, and administrative and support services, including enterprise risk management services, corporate finance services, actuarial services, legal services, internal audit services, corporate compliance services and procurement services, as agreed upon by the parties. Payments for these services by MassMutual Ascend Life to MassMutual were approximately $4.3 million in 2024, $4.4 million in 2023 and $4.4 million in 2022.

MassMutual Ascend Life and its subsidiaries have entered into an intercompany tax allocation agreement. Pursuant to the agreement, each company’s tax expense is determined based upon its inclusion in the consolidated tax return of MassMutual Ascend Life and its includable subsidiaries. Estimated payments are made quarterly during the year. Following year-end, additional settlements are made on the original due date of the return and, when extended, at the time the return is filed. The method of allocation among the companies under the agreement is based upon separate return calculations with current credit for losses to the extent the losses provide a benefit in the consolidated return.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory financial statements and financial statement schedules of MassMutual Ascend Life Insurance Company (formerly known as Great American Life Insurance Company) at December 31, 2024, 2023, and 2022, and for each of the years in the three year period ended December 31, 2024, have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The KPMG LLP report dated April 9, 2025 of MassMutual Ascend Life Insurance Company includes explanatory language that states that the financial statements are prepared by MassMutual Ascend Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.

The KPMG LLP report dated April 9, 2025 of MassMutual Ascend Life Insurance Company includes an emphasis of matter paragraph that states that MassMutual Ascend Life Insurance Company elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities. The opinion was not modified with respect to this matter.

DISTRIBUTION OF THE CONTRACTS

The Contracts are offered on a continuous basis. MM Ascend Life Investor Services, LLC (“MMALIS”), formerly known as Great American Advisors, LLC, 191 Rosa Parks Street, Cincinnati, OH 45202, is the principal underwriter for all registered index-linked Contracts of the Company. MMALIS is a wholly owned subsidiary of MassMutual Ascend Life and as a result, is an affiliate of the Company. MassMutual Ascend Life pays for some of MMALIS’s operating and other expenses, including overhead, legal, and accounting fees.

Aggregate dollar amounts of underwriting commissions paid to MMALIS in connection with the distribution of registered index-linked contracts totaled $69,902,131 in 2024, $69,192,616 in 2023, and $71,068,762 in 2022, which MMALIS subsequently paid to selling firms in its distribution network. MMALIS did not retain any underwriting commissions in the last three fiscal years.

CONTRACT ADJUSTMENTS

Market Value Adjustment (MVA)

We impose a Market Value Adjustment to protect us against interest rate fluctuations and to allow us to invest assets for a longer duration, which supports higher declared interest rates, Caps, Upside Participation Rates, and Trigger Rates. A negative Market Value Adjustment may also reimburse us for contract sales expenses, including distribution, promotion, and acquisition expenses.

The Market Value Adjustment applies if, during the first six Contract Years, you take a withdrawal from an Indexed Strategy of your Contract or Surrender it. After that, the Market Value Adjustment does not apply.

During the first six Contract Years, the Market Value Adjustment applies to each withdrawal from an Indexed Strategy, including withdrawals under an automated withdrawal program and withdrawals taken to satisfy a required minimum distribution, but not including withdrawals to pay advisory fees. The Market Value Adjustment does not apply to Death Benefit payments or Annuity Payout Benefit payments. The Market Value Adjustment does not apply to any amount withdrawn from the Purchase Payment Account or the Declared Rate Strategy.

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A Market Value Adjustment may significantly reduce your Account Value.

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If you take a withdrawal from your Contract, the amount subject to the Market Value Adjustment is the amount you withdraw from an Indexed Strategy, which includes any amount needed to pay any negative Market Value Adjustment. At your direction either we will adjust the amount paid to you to reflect the Market Value Adjustment or we will adjust the amount withdrawn to reflect the Market Value Adjustment.

•	If you Surrender your Contract, the amount subject to the Market Value Adjustment is the sum of your Indexed Strategy values.

•	If you Surrender your Contract, the amount subject to the Market Value Adjustment will not include the amount, if any, that qualifies for a waiver as described below.

A Market Value Adjustment may be positive or negative. The Market Value Adjustment equals the MVA factor multiplied by the amount subject to the adjustment. A MVA factor and the resulting Market Value Adjustment are not subject to a maximum or limit.

For a withdrawal from an Indexed Strategy:

•	If the MVA factor is negative and you direct us to adjust the amount paid to you, we will reduce the amount paid to you by the Market Value Adjustment.

•	If the MVA factor is negative and you direct us to adjust the amount withdrawn, we will increase (“gross up”) the amount withdrawn to cover the negative Market Value Adjustment.

•	If the MVA factor is positive and you direct us to adjust the amount paid to you, we will increase the amount paid to you by the Market Value Adjustment.

•	If the MVA factor is positive and you direct us to adjust the amount withdrawn, we will reduce the amount withdrawn by the Market Value Adjustment.

For Contracts with a Contract Effective Date on or after May 21, 2025, the MVA factor is equal to:

(A – B) x N

Where:

A =	the MVA Index Interest Rate on the Contract Effective Date;

B =	the MVA Index Interest Rate for the date of the withdrawal or Surrender; and

N =	the number of whole and partial years remaining to the sixth Contract Anniversary.

The Market Value Adjustment will be negative and will decrease the value of the Indexed Strategies if the MVA Index Interest Rate has gone up since the Contract Effective Date. The Market Value Adjustment will be positive and will increase the value of the Indexed Strategies if the MVA Index Interest Rate has fallen since the Contract Effective Date.

For Contracts with a Contract Effective Date before May 21, 2025, the MVA factor is equal to:

(A – (B + K)) x N

Where:

A =	the MVA Index Interest Rate on the Contract Effective Date;

B =	the MVA Index Interest Rate for the date of the withdrawal or Surrender;

K =	the spread factor of 0.25% (see the State Variations section in the prospectus for exceptions); and

N =	the number of whole and partial years remaining to the sixth Contract Anniversary.

For Contracts issued in certain states with a Contract Effective Date before May 21, 2025, the spread factor does not apply. See the State Variations section below for any special rule relating to the spread factor in your state.

The Market Value Adjustment will be negative and will decrease the value of the Indexed Strategies if the MVA Index Interest Rate has gone up since the Contract Effective Date, or has fallen by the amount of a spread factor or less. The Market Value Adjustment will be positive and will increase the value of the Indexed Strategies if the MVA Index Interest Rate has fallen by more than the amount of a spread factor. This means that you are subject to a negative MVA regardless of whether the interest rate from the Contract Effective Date goes up or down if the spread between the two rates is 0.25% (or the applicable spread factor in your state) or less.

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Examples.

For Contracts with a Contract Effective Date on or after May 21, 2025:

Negative MVA: On the fifth Contract Anniversary your Account Value is $100,000 and is all held under the Indexed Strategies. The MVA Index Interest Rate on the Contract Effective Date was 3% and the MVA Index Interest Rate is now 4%. No Market Value Adjustment exception applies. The MVA Factor is -1.00% ((3%—4%) X 1 = -1.00%).

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You take a withdrawal of $12,000 and you request that the amount you receive be adjusted for any Market Value Adjustment. The negative Market Value Adjustment is $120 ($12,000 x -1.00% = -$120) and you receive $11,880 ($12,000—$120 = $11,880).

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You request to receive $12,000 after application of any Market Value Adjustment. The total amount withdrawn, grossed up to cover the negative Market Value Adjustment, is $12,121 ($12,000 / (1 – 0.0100) = $12,121) and you receive $12,000.

•	You Surrender your Contract. The negative Market Value Adjustment is $1,000 ($100,000 x -1.00% = -$1,000) and you receive $99,000 ($100,000—$1,000 = $99,000).

Positive MVA: On the fifth Contract Anniversary, your Account Value is $100,000 and is all held under the Indexed Strategies. The MVA Index Interest Rate on the Contract Effective Date was 4% and the MVA Index Interest Rate is now 3%. No Market Value Adjustment exception applies. The MVA Factor is 1.00% ((4%—3%) X 1 = 1.00%).

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You take a withdrawal of $12,000 and you request that the amount you receive be adjusted for any Market Value Adjustment. The positive Market Value Adjustment is $120 ($12,000 x 1.00% = $120) and you receive $12,120 ($12,000 + $120 = $12,120).

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You request to receive $12,000 after application of any Market Value Adjustment. The total amount withdrawn, after adjustment for the positive Market Value Adjustment, is $11,881 ($12,000 / (1 +.01) = $11,881) and you receive $12,000.

•	You Surrender your Contract. The positive Market Value Adjustment is $1,000 ($100,000 x 1.00% = $1,000) and you receive $101,000 ($100,000 + $1,000 = $101,000).

For Contracts with a Contract Effective Date before May 21, 2025:

Negative MVA: On the fifth Contract Anniversary your Account Value is $100,000 and is all held under the Indexed Strategies. The MVA Index Interest Rate on the Contract Effective Date was 3%, the MVA Index Interest Rate is now 4%, and a spread factor of 0.25% applies. No Market Value Adjustment exception applies. The MVA Factor equals -1.25% ((3%—(4% + 0.25%)) X 1 = -1.25%).

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You take a withdrawal of $12,000 and you request that the amount you receive be adjusted for any Market Value Adjustment. The negative Market Value Adjustment is $150 ($12,000 x -1.25% = -$150) and you receive $11,850 ($12,000—$150 = $11,850.

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You request to receive $12,000 after application of any Market Value Adjustment. The total amount withdrawn, grossed up to cover the negative Market Value Adjustment, is $12,152 ($12,000 / (1 – 0.0125) = $12,152) and you receive $12,000.

•	You Surrender your Contract. The negative Market Value Adjustment is $1,250 ($100,000 x -1.25% = $1,250) and you receive $98,750 ($100,000—$1,250 = $98,750).

Positive MVA: On the fifth Contract Anniversary, your Account Value is $100,000 and is all held under the Indexed Strategies. The MVA Index Interest Rate on the Contract Effective Date was 4%, the MVA Index Interest Rate is now 3%, and a spread factor of 0.25% applies. No Market Value Adjustment exception applies. The MVA Factor is 0.75% ((4%—(3% + 0.25%)) X 1 = 0.75%).

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You take a withdrawal of $12,000 and you request that the amount you receive be adjusted for any Market Value Adjustment. The positive Market Value Adjustment is $90 ($12,000 x 0.75% = $90) and you receive $12,090 ($12,000 = $90 = $12,090).

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You request to receive $12,000 after application of any Market Value Adjustment. The total amount withdrawn, after adjustment for the positive Market Value Adjustment, is $11,911 ($12,000 / (1 +.0075) = $11,911) and you receive $12,000.

•	You Surrender your Contract. The positive Market Value Adjustment is $750 ($100,000 x 0.75% = $750) and you receive $100,750 ($100,000 + $750 = $100,750).

Daily Value Percentage

The Daily Value Percentage is used to determine the value of an Indexed Strategy before the end of a Term. The calculation of Strategy value using the Daily Value Percentage is relevant only if amounts allocated to an Indexed Strategy are not held to the end of the Term due to withdrawals, Surrender of the Contract, annuitization, or if a Death Benefit becomes payable, or if you have made a Performance Lock election. The Daily Value Percentage adjustment may be negative and could result in significant loss, even if the Index is performing positively.

Before the final Market Day of a Term, unless you have made a Performance Lock election, the value of an Indexed Strategy is the Investment Base increased or decreased by the Daily Value Percentage as determined as of the most recent Market Close.

If you have made a Performance Lock election, through the remainder of the Term, the value of an Indexed Strategy is the Investment Base increased or decreased by the Daily Value Percentage as determined as of the second Market Close after receipt of the election.

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Here are the formulas that we use to calculate the Strategy value whenever it is based on the Daily Value Percentage:

Strategy value = Investment Base + dollar amount of increase or decrease

Dollar amount of increase or decrease = Investment Base x applicable Daily Value Percentage

Daily Value Percentage = Net Option Price – Residual Option Cost – Trading Cost

Net Option Price

The Net Option Price is one part of the formula used to calculate Daily Value Percentage. The Net Option Price is based on the calculated prices of hypothetical options that represent the projected changes in the Index over the full Term. The hypothetical options taken into account and the formulas used depend on the Negative Return Factors and Positive Return Factors that apply to the Indexed Strategy for the Term. The model we use to price those options is described in the Option Prices section below.

Net Option Price for Buffer with Upside Participation Rate Strategy

For a Buffer with Upside Participation Rate Strategy, two option prices are included in the calculation of the Net Option Price.

•	ATM Call Option Price, which represents the possible rise in the Index and is multiplied by the Upside Participation Rate in order to reflect your share in any such rise

•	OTM Put Option Price, which is subtracted and represents the possible fall in the Index but only to the extent that such fall exceeds the Buffer.

The Net Option Price as of a Market Close is a percentage equal to: (1) the ATM Call Option Price for the Market Close multiplied by the Upside Participation Rate; minus (2) the OTM Put Option Price for the Market Close

It is important to note that the Net Option Price will almost always be less than any rise in the Index because, when we calculate the Net Option Price, we subtract the OTM Put Option Price, and the OTM Put Option Price is always above zero because it is always possible for the value of due the Index to fall before the end of the Term.

Net Option Price for a Floor with Cap Strategy

For a Floor with Cap Strategy, four option prices are included in the calculation of the Net Option Price.

•	ATM Call Option Price, which represents the possible rise in the Index

•	OTM Call Option Price, which is subtracted in order to limit any rise in the Index by the Cap

•	ATM Put Option Price, which is subtracted to represent the possible fall in the Index; and

•	OTM Put Option Price, which is added to limit any fall in the Index to the Floor.

The Net Option Price as of a Market Close is a percentage equal to: (1) the ATM Call Option Price for the Market Close; minus (2) the OTM Call Option Price for the Market Close; minus (3) the ATM Put Option Price for the Market Close; and plus (4) the OTM Put Option Price for the Market Close.

It is important to note that the Net Option Price will almost always be less than any rise in the Index because, when we calculate the Net Option Price, we subtract the amount by which the ATM Put Option Price exceeds the OTM Put Option Price, and the ATM Put Option Price always exceeds the OTM Put Option Price because the ATM Put Option Price represents the constant present potential for a fall in the Index before the end of the Term, while the OTM Put Option Price represents the lesser/included potential for a change in the Index of more than the -10% Floor.

Net Option Price for Buffer with Cap Strategy

For a Buffer with Cap Strategy, three option prices are included in the calculation of the Net Option Price.

•	ATM Call Option Price, which represents the possible rise in the Index

•	OTM Call Option Price, which is subtracted in order to limit any rise in the Index by the Cap

•	OTM Put Option Price, which is subtracted and represents the possible fall in the Index but only to the extent that such fall exceeds the Buffer.

The Net Option Price as of a Market Close is a percentage equal to: (1) the ATM Call Option Price for the Market Close; minus (2) the OTM Call Option Price for the Market Close; and minus (3) the OTM Put Option Price for the Market Close.

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It is important to note that the Net Option Price will almost always be less than any rise in the Index because, when we calculate the Net Option Price, we subtract the OTM Put Option Price, and the OTM Put Option Price is always above zero because it is always possible for the value of the Index to fall before the end of the Term.

Net Option Price for Buffer with Performance Trigger Strategy

For a Buffer with Performance Trigger Strategy, two option prices are included in the calculation of the Net Option Price.

•	ATM Binary Call Option Price, which represents the possibility of a payment equal to the Trigger Rate if the Index rise will be zero or greater

•	OTM Put Option Price, which is subtracted and represents the possible fall in the Index but only to the extent that such fall exceeds the Buffer.

The Net Option Price as of a Market Close is a percentage equal to: (1) the value of the ATM Binary Call Option calculated for the Market Close; minus (2) the value of the OTM Put Option calculated for the Market Close.

It is important to note that the Net Option Price will almost always be less than the Trigger Rate because, when we calculate the Net Option Price, we subtract the OTM Put Option Price, and the OTM Put Option Price is always above zero because it is always possible for the value of the Index to fall before the end of the Term.

Net Option Price for Buffer with Dual Performance Trigger Strategy

For a Buffer with Dual Performance Trigger Strategy, two option prices are included in the calculation of the Net Option Price.

•

ITM Binary Call Option Price, which represents the possibility of a payment equal to the Trigger Rate if the change in the Index for the Term will be zero, positive, or negative but not exceeding the Buffer

•	OTM Put Option Price, which is subtracted and represents the possible fall in the Index but only to the extent that such fall exceeds the Buffer.

The Net Option Price as of a Market Close is a percentage equal to: (1) the value of the ITM Binary Call Option calculated for the Market Close; minus (2) the value of the OTM Put Option calculated for the Market Close.

It is important to note that the Net Option Price will almost always be less than the Trigger Rate because, when we calculate the Net Option Price, we subtract the OTM Put Option Price, and the OTM Put Option Price is always above zero because it is always possible for a fall in the value of the Index to exceed the Buffer before the end of the Term.

Residual Option Cost

The Residual Option Cost is one part of the formula used to calculate Daily Value Percentage. The Residual Option Cost starts with the Net Option Price at the beginning of a Term, which is calculated using the formulas set out above. That Net Option Price is then multiplied by the time remaining in the Term as a percentage of the length of the Term.

The Residual Option Cost as of a Market Close is a percentage equal to: (1) the Net Option Price for the Strategy at the beginning of the Term; multiplied by (2) the number of days remaining until the final Market Close of the Term divided by 365 for a one-year Term, by 1,096 days if that Term is three years long, or by 2,192 days for a six-year Term.

Trading Cost

The Trading Cost is one part of the formula used to calculate Daily Value Percentage. The Trading Cost as of a Market Close is the estimated cost of selling the hypothetical options before the end of a Term to the extent not already reflected in the option values. It is a percentage that reflects the average market difference between option average bid-ask prices and option bid prices. We may change the Trading Cost at any time due to changes in option prices.

Daily Value Percentage Examples

Examples. Here are three examples that show how the Daily Value Percentage formula works for Indexed Strategies with a 1-year Term. In each example, we calculate the Daily Value Percentage for the Market Close on day 90 of a one-year Term. Before the end of a Term, the Strategy value determined using the Daily Value Percentage will almost always be less than the value suggested on that date by the rise or fall of the Index and the end of Term calculation method.

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Assumptions for Examples 1-3

Option Price Assumptions	Price at Start of Term (as a Percentage of Index at Start of Term)	Price at Current Market Close (as a Percentage of Index at Start of Term)
ATM Call Option Price	6.00%	7.47%
OTM Call Option Price	1.15%	1.81%
ATM Put Option Price	5.40%	3.36%
OTM Put Option Price	4.50%	2.80%
Strategy Assumptions
Investment Base for each Strategy			$100,000
Cap			11%
Upside Participation Rate			75%
Days remaining to last Market Day of Term			275
Trading Cost Assumption	0.15%
Index at Start of Term			1000
Index at Current Market Close			1040

Example 1: 50% Downside Participation Rate with Upside Participation Rate Strategy

Current ATM Call Option Price x Upside Participation Rate	5.60%	(75% of 7.47%	)
Current ATM Put Option Price x Downside Participation Rate	– 1.68%	(50% of 3.36%	)

Net Option Price	= 3.92%
Initial ATM Call Option Price x Upside Participation Rate	4.50%	(75% of 6.00%	)
Initial ATM Put Option Price x Downside Participation Rate	– 2.70%	(50% of 5.40%	)
Net Option Price	= 1.80%
Amortization Factor for days remaining to final Market Day of Term	x 75.34%	(275 / 365)

Residual Option Cost	1.36%
Net Option Price	3.92%
Residual Option Cost	–1.36%
Assumed Trading Cost	– 0.15%

Daily Value Percentage	= 2.41%

Increase as a dollar amount	$2,410	($100,000 x 2.41%)
Value of 50% Downside Participation Rate with Upside Participation Rate Strategy	$102,410	($100,000 + $2,410)

In the above example, the Strategy value has increased by 2.41% by day 90 even though the Index has increased by 4% (1000 to 1040) over the same period. This reflects the impact of the method we use to calculate a Strategy value before the end of a term.

By comparison, if the value of the Strategy on day 90 of the Term were to be determined based the end of Term value calculation method, the Strategy value would reflect 75% of the 4% increase in the Index ($100,000 + ($100,000 x 3% increase percentage) = $103,000). We will always calculate the Strategy value before the end of a Term using the Daily Value Percentage illustrated by the above example and not based on the rise or fall of the Index.

Example 2: 10% Buffer with Cap Strategy

Current ATM Call Option Price – Current OTM Call Option Price	5.66%	(7.47% - 1.81%	)
Current OTM Put Option Price	– 2.80%

Net Option Price	= 2.86%
Initial ATM Call Option Price – Initial OTM Call Option Price	4.85%	(6.00% - 1.15%	)
Initial OTM Put Option Price	– 4.50%
Net Option Price	= 0.35%

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Amortization Factor for days remaining to final Market Day of Term	x 75.34%	(275 / 365)

Residual Option Cost	0.26%
Net Option Price	2.86%
Residual Option Cost	– 0.26%
Assumed Trading Cost	– 0.15%

Daily Value Percentage	= 2.45%

Increase as a dollar amount	$2,450	($100,000 x 2.45%)
Value of 10% Buffer with Cap Strategy	$102,450	($100,000 + $2,450)

In the above example, the Strategy value has increased by 2.45% by day 90 even though the Index has increased by 4% (1000 to 1040) over the same period. This reflects the impact of the method we use to calculate a Strategy value before the end of a Term.

By comparison, if the value of the Strategy on day 90 of the Term were to be determined based the end of Term value calculation method, the Strategy value would reflect the full 4% increase in the Index ($100,000 + ($100,000 x 4% increase percentage) = $104,000) because the increase does not exceed the 11% Cap. We will always calculate the Strategy value before the end of a Term using the Daily Value Percentage illustrated by the above example and not based on the rise or fall of the Index.

Example 3: -10% Floor with Cap Strategy

Current ATM Call Option Price – Current OTM Call Option Price	5.66%	(7.47% - 1.81%	)
(Current ATM Put Option Price – Current OTM Put Option Price)	-0.56%	(3.36% - 2.80%	)

Net Option Price	= 5.10%
Initial ATM Call Option Price – Initial OTM Call Option Price	4.85%	(6.00% - 1.15%	)
- (Initial ATM Put Option Price – Initial OTM Put Option Price)	– 0.90%	(5.40% - 4.50%	)

Net Option Price	= 3.95%
X Amortization Factor for days remaining to final Market Day of Term	x 75.34%	(275 / 365)

Residual Option Cost	= 2.98%
Net Option Price	5.10%
Residual Option Cost	– 2.98%
Assumed Trading Cost	– 0.15%

Daily Value Percentage	= 1.97%
Dollar amount of increase	$1,970	($100,000 x 1.970%)
Value of -10% Floor with Cap Strategy	$101,970	($100,000 + $1,970)

In the above example, the Strategy value increased by 1.97% by day 90 even though the Index has increased by 4% (1000 to 1040) over the same period. This reflects the impact of the method we use to calculate a Strategy value before the end of a Term.

By comparison, if the value of the Strategy on day 90 of the Term were to be determined based the end of Term value calculation method, the Strategy value would reflect the full 4% increase in the index ($100,000 + ($100,000 x 4% increase percentage) = $104,000) because the increase does not exceed the 11% Cap. We will always calculate the Strategy value before the end of a Term using the Daily Value Percentage illustrated by the above example and not based on the rise or fall of the Index.

Examples. Here is an example that shows how the Daily Value Percentage formula works with a six-year 10% Buffer with Upside Participation Rate Strategy. In this example, we calculate the Daily Value Percentage for the Market Close on day 2010 of a six-year Term. Before the end of a Term, the Strategy value determined using the Daily Value Percentage will almost always be less than the value suggested on that date by the rise or fall of the Index and the end of Term calculation method.

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Assumptions for Example 4

Option Price Assumptions	Price at Start of Term (as a Percentage of Index at Start of Term)	Price at Current Market Close (as a Percentage of Index at Start oof Term)
ATM Call Option Price	20.59%	18.04%
OTM Put Option Price	15.47%	16.35%
Strategy Assumptions
Investment Base for each Strategy		$100,000
Upside Participation Rate for six-year Term		130%
Days remaining to last Market Day of six-year Term		182
Trading Cost Assumption	2.03%
Index at Start of Term		1000
Index at Current Market Close		1200

Example 4: 10% Buffer with Upside Participation Rate Strategy

Current ATM Call Option Price x Upside Participation Rate	23.45%	(130% of 18.04%	)
Current OTM Put Option Price	– 16.35%

Net Option Price	= 7.10%
Initial ATM Call Option Price x Upside Participation Rate	26.77%	(130% of 20.59%	)
Initial OTM Put Option Price	– 15.47%
Net Option Price	= 11.30%
Amortization Factor for days remaining to final Market Day of Term	x 8.30%	(182 / 2192)

Residual Option Cost	0.94%
Net Option Price	7.10%
Residual Option Cost	–0.94%
Assumed Trading Cost	– 2.03%

Daily Value Percentage	= 4.13%

Increase as a dollar amount	$4,130	($100,000 x 4.13%	)
Value of 10% Buffer with Upside Participation Rate Strategy	$104,130	($100,000 + $4,130)

In the above example, the Strategy value increased by 4.13% by day 2,010 even though the Index has increased by 20% (1000 to 1200) over the same period. This reflects the impact of the method we use to calculate a Strategy value before the end of a Term.

By comparison, if the value of the Strategy on day 2,010 of the Term were to be determined based the end of Term value calculation method, the Strategy value would reflect 130% of the 20% increase in the Index ($100,000 + ($100,000 x 26% increase percentage) = $126,000). We will always calculate the Strategy value before the end of a Term using the Daily Value Percentage illustrated by the above example and not by the rise or fall of the Index.

Examples. Here is an example that shows how the Daily Value Percentage formula works with a 10% Buffer with Performance Trigger Strategy. In this example, we calculate the Daily Value Percentage for the Market Close on day 146 of a one-year Term. Before the end of a Term, the Strategy value determined using the Daily Value Percentage will almost always be less than the value suggested on that date by the rise or fall of the Index and the end of Term calculation method.

Assumptions for Example 5

Option Price Assumptions	Price at Start of Term (as a Percentage of Index at Start of Term)	Price at Current Market Close (as a Percentage of Index at Start of Term)
ATM Binary Call Option Price	5.97%	2.61%
OTM Put Option Price	1.48%	3.40%
Strategy Assumptions
Investment Base for each Strategy			$100,000
Trigger Rate			11%

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Option Price Assumptions	Price at Start of Term (as a Percentage of Index at Start of Term)	Price at Current Market Close (as a Percentage of Index at Start of Term)
Days remaining to last Market Day of Term			219
Trading Cost Assumption	0.15%
Index at Start of Term	1000
Index at Current Market Close	900

Example 5: 10% Buffer with Performance Trigger Strategy

Current ATM Binary Call Option Price		2.61%
Current OTM Put Option Price		– 3.40%

Net Option Price		=-0.79%
Initial ATM Binary Call Option Price		5.97%
Initial OTM Put Option Price		– 1.48%
Net Option Price		=4.49%
Amortization Factor for days remaining to final Market Day of Term		X 60%

Residual Option Cost		2.69%
Net Option Price		-0.79%
Residual Option Cost		–2.69%
Assumed Trading Cost		– 0.15%

Daily Value Percentage		= -3.63%

Increase as a dollar amount	-$	3,630	($100,000 x (- 3.63%))
Value of 10% Buffer with Performance Trigger Strategy		$96,370	($100,000 - $3,630)

In the above example, the Strategy value decreased by 3.63% by day 146 while the Index value has decreased by 10% (1000 to 900) over the same period. This reflects the impact of the method we use to calculate a Strategy value before the end of a Term.

By comparison, if the value of the Strategy on day 146 of the Term were to be determined based the end of Term value calculation method, the Strategy value would reflect a decrease of 0% since the entire 10% decrease in the index is protected by the 10% Buffer. We will always calculate the Strategy value before the end of a term using the Daily Value Percentage illustrated by the above example and not by the rise or fall of the Index.

Example. Here is an example that shows how the Daily Value Percentage formula works with a 10% Buffer with Dual Performance Trigger Strategy. In this example, we calculate the Daily Value Percentage for the Market Close on day 146 of a one-year Term. Before the end of a Term, the Strategy value determined using the Daily Value Percentage will almost always be less than the value suggested on that date by the rise or fall of the Index and the end of Term calculation method.

Assumptions for Example 6

Option Price Assumptions	Price at Start of Term (as a Percentage of Index at Start of Term)	Price at Current Market Close (as a Percentage of Index at Start of Term)
ITM Binary Call Option Price	6.03%	4.31%
OTM Put Option Price	1.48%	3.40%
Strategy Assumptions
Investment Base for each Strategy			$100,000
Trigger Rate			8%
Days remaining to last Market Day of Term			219
Trading Cost Assumption	0.15%
Index at Start of Term	1000
Index at Current Market Close	900

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Example 6: 10% Buffer with Dual Performance Trigger Strategy

Current ITM Binary Call Option Price		4.31%
Current OTM Put Option Price		– 3.40%

Net Option Price		= 0.91%
Initial ITM Binary Call Option Price		6.03%
Initial OTM Put Option Price		– 1.48%
Net Option Price		=4.55%
Amortization Factor for days remaining to final Market Day of Term		x 60%

Residual Option Cost		2.73%
Net Option Price		0.91%
Residual Option Cost		–2.73%
Assumed Trading Cost		– 0.15%

Daily Value Percentage		= -1.97%

Increase as a dollar amount	-$	1,970	($100,000 x (- 1.97%))
Value of 10% Buffer with Dual Performance Trigger Strategy		$98,030	($100,000 - $1,970)

In the above example, the Strategy value decreased by 1.97% by day 146 while the Index value has decreased by 10% (1000 to 900) over the same period. This reflects the impact of the method we use to calculate a Strategy value before the end of a Term.

By comparison, if the value of the Strategy on day 146 of the Term were to be determined based the end of Term value calculation method, the Strategy value would reflect an increase of 8% matching the Trigger Rate ($100,000 + ($100,000 x 8% increase percentage) = $108,000). This is because the decrease in the Index was not more negative than the 10% Buffer. We will always calculate the Strategy value before the end of a term using the Daily Value Percentage illustrated by the above example and not by the rise or fall of the Index.

Maximum Loss Before the End of a Term

If you Surrender your Contract or take a withdrawal before the end of a Term, there is no set maximum loss because the Indexed Strategy value is determined using the Daily Value Percentage. The loss on a Floor Strategy may exceed the Floor, the loss on a Downside Participation Rate Strategy may exceed the 50% Downside Participation Rate, a 10% Buffer Strategy may not receive the benefit of the 10% Buffer, a 20% Buffer Strategy may not receive the benefit of the 20% Buffer, because the use of the Daily Value Percentage means that the Residual Option Cost and Trading Cost are subtracted from the Strategy value. The Residual Option Cost and Trading Cost are determined each time the Daily Value Percentage is calculated. As a result, in extreme circumstances, the total loss for an Indexed Strategy could be 100%, through the application of the Daily Value Percentage and/or the Market Value Adjustment, meaning that you would suffer a complete loss of your principal and any prior earnings.

Option Prices

In order to calculate the Daily Value Percentage of an Indexed Strategy, we determine the prices of the hypothetical options using a valuation model. The price of each option is stated as a percentage of the Index for the last Market Close on or before the first day of the Term.

•	ATM Binary Call Option Price (at-the-money binary call option)

The ATM Binary Call Option Price is the calculated price of a hypothetical at-the-money binary call option (or collection of options) that will pay the holder an amount equal to the Trigger Rate multiplied by the Investment Base if the change in the Index for the Term is zero or is positive.

•	ATM Call Option Price (at-the-money call option)

The ATM Call Option Price is the calculated price of a hypothetical call option that will pay the holder an amount equal to the percentage rise, if any, in the Index from the last Market Close on or before the start of the Term to the final Market Close of the Term.

•	ATM Put Option Price (at-the-money put option)

The ATM Put Option Price is the calculated price of a hypothetical put option that will pay the holder an amount equal to the percentage fall, if any, in the Index from the last Market Close on or before the start of the Term to the final Market Close of the Term.

•	ITM Binary Call Option Price (in-the-money binary call option)

The ITM Binary Call Option Price is the calculated price of a hypothetical in-the-money binary call option (or collection of options) that will pay the holder an amount equal to the Trigger Rate multiplied by the Investment Base if the change in the Index for the Term is zero, is positive, or is negative but does not exceed the Buffer.

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•	OTM Call Option Price (out-of-the-money call option)

The OTM Call Option Price is the calculated price of a hypothetical call option that will pay the holder an amount equal to the percentage rise, if any, in the Index from the last Market Close on or before the start of the Term to the final Market Close of the Term, but only to the extent it exceeds the Cap for the Term.

•	OTM Put Option Price (out-of-the-money put option)

The OTM Put Option Price is the calculated price of a hypothetical put option that will pay the holder an amount equal to the percentage fall, if any, in the Index from the last Market Close on or before the start of the Term to the final Market Close of the Term, but only to the extent it exceeds the Buffer or Floor for the Term.

Valuation Model

We use a mathematical model to calculate the price of the hypothetical options in our formulas because direct prices of comparable options are generally not available. Options in the marketplace do not directly align with (1) the time remaining in a Term and (2) the strike prices for any of the hypothetical options used in the calculation of the Daily Value Percentage.

Valuation models are widely used for option pricing and the model we use is based on standard methods for valuing derivatives. The methodology used to value these options is determined solely by us and the results of our valuation model may vary, higher or lower, from other estimated valuations or the actual selling price of identical derivatives. Any variance between our valuations and other estimated or actual prices may be different from Indexed Strategy to Indexed Strategy and may also change from day to day. Our valuation model calculates the theoretical price of options using the following inputs: Index levels or prices, expected dividend yield, option strike prices, expected interest rates, time, and implied volatility of option prices. Below is a brief explanation of those model inputs, which we receive from third party vendors.

•	Index Levels or Prices

The initial Index level or price for a Term is the Index provided to us for the last Market Close on or before the first day of the Term. The current Index level or price is the Index provided to us for the most recent Market Close. We rely on third parties, such as Index providers and financial reporting vendors, to provide us with the current Index level or price for the most recent Market Close.

•	Dividend Yield (Div)

Dividend Yield is the dividend yield to the end of the Term as of a calculation date where the dividend yield is (1) interpolated from yields or (2) implied from market data as reported by Bloomberg or another market source.

For the S&P 500 Index, the dividend yield will reduce the Index level and the applicable call option prices.

•	Strike Price (K)

Strike Price is a value that varies for each type of option.

ATM binary call option strike price = Index at the start of the Term

ATM call option strike price = Index at the start of the Term

ATM put option strike price = Index at the start of the Term

ITM binary call option strike price = = Index at the start of the Term multiplied by (1 – Buffer). [For example, for a 10% Buffer Strategy, the ITM binary call option strike price is equal to the Index at the start of the Term multiplied by 1- .10, or .90]

OTM call option strike price = Index at the start of the Term multiplied by (1 + Cap). [For example, if the Cap is 8%, the OTM call option strike price is equal to the Index at the start of the Term multiplied by 1 + .08, or 1.08].

OTM put option strike price = Index at the start of the Term multiplied by (1 – Buffer) for a Buffer Strategy or (1 + Floor) for a Floor Strategy. [For example, for a 10% Buffer Strategy, the OTM put option strike price is equal to the Index at the start of the Term multiplied by 1- .10, or .90; for a -10% Floor Strategy, the OTM put option strike price is equal to the Index at the start of the Term multiplied by 1 + -.10, or 0.90]

•	Interest Rate (Rate)

Interest Rate is a rate based on key derivative interest rates obtained from information provided by Bloomberg or another market source. These interest rates are obtained for maturities adjacent to the actual time remaining in the Term on the calculation date. We use interpolation to derive the rate used as our input for the model.

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•	Time (T)

Time is the portion of the Term that remains as measured by the following formula.

Time = number of calendar days from calculation date to end of Term / number of calendar days in Term

•	Implied Volatility (Vol)

Volatility is the implied volatility of option prices. It is approximated daily using observed option prices as reported by Bloomberg or another market source. For each hypothetical option included in the calculation, we approximate the volatility of option prices by interpolating between (1) implied volatilities for similar options with the closest available time remaining and (2) strike prices.

Implied volatility varies with (1) how much time remains until the end of a Term, which is determined by using an expiration date for the designated option that corresponds to that time remaining and (2) the relationship between the strike price of that option and the value of the Index at the time of the calculation. This relationship is referred to as the “moneyness” of the option described above, and is calculated as the ratio of current price to strike price.

Direct market data for these inputs is generally not available because options on an Index that actually trade in the market have (1) specific maturity dates that are unlikely to precisely match the end date of a Term and (2) moneyness values that are unlikely to precisely match the moneyness of the designated option that we use in our calculations. Accordingly, we interpolate between the implied volatility quotes that are based on the actual maturities and moneyness values.

FINANCIAL STATEMENTS

The Company’s financial statements at December 31, 2024 and 2023, and for each of the three years in the period ended December 31, 2024, are included herein. Our financial statements should be considered only as bearing on our ability to meet our obligations under the Contract.

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